                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
         ------------------------------------------------------------
         (Address of principal executive offices)           (Zip code)

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholders reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 70.6%   FIXED-RATE                                  22,728,985      22,728,985
         OBLIGATIONS

 15.8%   VARIABLE-RATE                                5,063,089       5,063,089
         OBLIGATIONS

 14.0%   OTHER INVESTMENTS                            4,502,328       4,502,328
--------------------------------------------------------------------------------
100.4%   TOTAL INVESTMENTS                           32,294,402      32,294,402

(0.4)%   OTHER ASSETS AND
         LIABILITIES                                                   (122,877)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  32,171,525

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 70.6% of net assets

CERTIFICATES OF DEPOSIT 20.9%
--------------------------------------------------------------------------------
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD.
  4.24%, 04/07/06                                         86,000          86,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  4.50%, 04/19/06                                        154,000         154,000
  4.78%, 05/22/06                                        101,000         100,992
  4.79 %, 05/24/06                                       194,000         193,985
BANK OF TOKYO - MITSUBISHI,
  UFJ, LTD.
  4.63%, 04/07/06                                        180,000         180,000
BARCLAYS BANK PLC
  4.73%, 05/22/06                                         56,000          56,000
BAYERISCHE HYPO-UND
  VEREINSBANK AG
  4.70%, 05/09/06                                        118,000         118,000
BNP PARIBAS
  4.60%, 06/20/06                                        231,000         231,000
  4.90%, 06/26/06                                         72,000          72,000
  4.63%, 07/10/06                                         30,000          30,000
  4.83%, 07/21/06                                        201,000         201,000
  4.98%, 07/31/06                                        150,000         150,000
  5.09%, 10/03/06                                        133,000         133,000
CALYON
  4.68%, 06/05/06                                        106,000         106,000
CITIBANK, N.A.
  4.82%, 06/07/06                                        110,000         110,000
CREDIT AGRICOLE S.A.
  4.61%, 06/21/06                                         30,000          30,000
  5.03%, 09/29/06                                        117,000         117,003
CREDIT SUISSE
  4.61%, 04/03/06                                         13,000          13,000
  4.64%, 04/20/06                                        114,000         114,000
  4.67%, 05/09/06                                        100,000         100,000
  4.58%, 06/06/06                                         78,000          78,000
  4.59%, 06/13/06                                         34,000          34,000
  4.60%, 06/20/06                                        179,000         179,000
  4.66%, 07/03/06                                         10,000          10,000
DEPFA BANK, PLC
  4.93%, 06/29/06                                         50,000          50,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                        150,000         150,000
  4.63%, 07/14/06                                        160,000         160,000
  4.69%, 07/24/06                                         79,000          78,925
  4.85%, 01/26/07                                         80,000          80,000
  5.01%, 02/09/07                                         41,000          41,000
FIRST TENNESSEE BANK, N.A.
  4.68%, 04/28/06                                         42,000          42,000
FORTIS BANK
  4.18%, 04/03/06                                        205,000         205,000
  4.66%, 04/12/06                                        100,000         100,000
HBOS TREASURY SERVICES, PLC
  4.41%, 05/05/06 (b)                                     35,000          35,000
HSBC BANK, USA
  4.30%, 04/21/06                                         56,000          56,000
HSH NORDBANK, AG
  4.58%, 04/26/06                                         30,000          30,000
ING BANK N.V.
  4.46%, 05/08/06                                         28,000          28,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
LANDESBANK BADEN-WURTTEMBERG
  4.64%, 07/10/06                                        190,000         190,003
LANDESBANK HESSEN-THURINGEN
  GIROZENTRALE
  4.53%, 05/30/06                                         86,000          86,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  4.66%, 04/07/06                                         45,000          45,000
  4.73%, 04/26/06                                         50,000          50,000
  4.91%, 06/16/06                                         48,000          48,000
  5.01%, 09/07/06                                         23,000          23,000
MIZUHO CORPORATE BANK LTD.
  4.60%, 04/24/06                                         80,000          80,000
  4.61%, 04/25/06                                         69,000          69,000
  4.65%, 05/03/06                                        100,000         100,000
  4.85%, 06/09/06                                         48,000          48,000
  4.85%, 07/14/06                                         15,000          15,000
NORDEA BANK FINLAND, PLC
  4.24%, 04/06/06                                        265,000         265,000
  4.46%, 05/08/06                                         87,000          87,000
  4.49%, 05/15/06                                         33,000          33,000
ROYAL BANK OF CANADA
  4.49%, 04/10/06                                         75,000          75,000
  4.73%, 05/26/06                                        130,000         130,000
ROYAL BANK OF SCOTLAND, PLC
  4.41%, 05/05/06                                         40,000          40,000
SAN PAOLO IMI SPA
  4.62%, 07/06/06                                        118,000         118,000
  4.63%, 07/06/06                                        100,000         100,000
SOCIETE GENERALE
  4.61%, 06/21/06                                         46,000          46,000
  4.63%, 06/22/06                                        118,000         118,000
  4.63%, 07/11/06                                         45,000          45,000
  4.66%, 07/20/06                                        100,000          99,901
SUMITOMO MITSUI BANKING CORP.
  4.70%, 04/12/06                                        100,000         100,000
SUMITOMO TRUST & BANKING CO.
  4.89%, 06/07/06                                        145,000         145,000
UBS, AG
  4.59%, 04/04/06                                        260,000         260,000
  4.59%, 04/05/06                                        260,000         260,000
UNICREDITO ITALIANO SPA
  4.29%, 04/18/06                                        105,000         105,000
  4.80%, 06/05/06                                        228,000         228,000
  4.90%, 06/20/06                                         25,000          24,999
WASHINGTON MUTUAL BANK
  4.61%, 06/16/06                                         29,000          29,000
                                                                     -----------
                                                                       6,715,808
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 49.7%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
  4.49%, 05/10/06 (a)                                     76,000          75,657
  4.72%, 06/06/06 (a)                                     22,737          22,549
  4.88%, 08/10/06 (a)                                     48,000          47,181
  4.99%, 09/06/06 (a)                                     46,515          45,531
  5.00%, 09/21/06 (a)                                     38,000          37,120
ALPINE SECURITIZATION CORP.
  4.84%, 04/03/06 (a)(b)(c)(d)                           115,000         115,000
AMSTEL FUNDING CORP.
  4.63%, 04/25/06 (a)(c)                                  86,000          85,759
  4.67%, 05/03/06 (a)(c)                                  43,000          42,834
  4.68%, 05/08/06 (a)(c)                                  75,000          74,662
  4.75%, 05/22/06 (a)(c)                                  82,000          81,476
  4.81%, 06/05/06 (a)(c)                                  25,000          24,792
AMSTERDAM FUNDING CORP.
  4.60%, 04/06/06 (a)(b)(c)                                6,025           6,023
  4.75%, 05/16/06 (a)(b)(c)                               52,000          51,707
AQUINAS FUNDING, L.L.C.
  4.77%, 04/24/06 (a)(b)(c)                               20,000          19,945
  4.71%, 05/15/06 (a)(b)(c)                               18,751          18,649
  4.54%, 05/30/06 (a)(b)(c)                               24,000          23,831
  4.60%, 06/05/06 (a)(b)(c)                                6,000           5,953
  4.65%, 06/16/06 (a)(b)(c)                               12,000          11,888
  4.65%, 06/19/06 (a)(b)(c)                               25,000          24,757
  4.65%, 06/22/06 (a)(b)(c)                               48,000          47,516
ASAP FUNDING LTD.
  4.69%, 05/04/06 (a)(b)(c)                                6,000           5,976
  4.74%, 05/04/06 (a)(b)(c)                               37,000          36,850
  4.69%, 05/05/06 (a)(b)(c)                               85,000          84,649
  4.85%, 06/06/06 (a)(b)(c)                               74,208          73,576
ATLANTIC ASSET SECURITIZATION CORP.
  4.50%, 04/12/06 (a)(b)(c)                               36,568          36,527
  4.63%, 04/13/06 (a)(b)(c)                               10,076          10,063
  4.64%, 04/18/06 (a)(b)(c)                                9,123           9,106
  4.77%, 05/25/06 (a)(b)(c)                               10,445          10,374
  4.90%, 06/19/06 (a)(b)(c)                              134,089         132,702
  4.90%, 06/20/06 (a)(b)(c)                              156,000         154,366
ATLANTIS ONE FUNDING CORP.
  4.60%, 04/26/06 (a)(c)                                  50,000          49,855
  4.65%, 05/02/06 (a)(c)                                  21,000          20,922
  4.47%, 05/08/06 (a)(c)                                  23,000          22,902
  4.52%, 05/17/06 (a)(c)                                  86,000          85,535
  4.73%, 05/19/06 (a)(c)                                 188,000         186,878
  4.60%, 06/08/06 (a)(c)                                  43,000          42,646
  4.60%, 06/16/06 (a)(c)                                 109,000         107,994
  4.90%, 06/21/06 (a)(c)                                  72,000          71,235
  5.00%, 09/20/06 (a)(c)                                 206,000         201,253
  5.03%, 09/28/06 (a)(c)                                   4,000           3,903
BANK OF AMERICA CORP.
  4.71%, 05/10/06                                         15,000          14,928
  4.76%, 05/24/06                                        252,000         250,322
  4.84%, 07/17/06                                        290,000         285,991
  4.92%, 08/24/06                                        107,000         104,960

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BANK OF IRELAND
  4.57%, 05/23/06 (a)                                     40,000          39,751
  4.82%, 06/08/06 (a)                                    170,000         168,515
BARTON CAPITAL L.L.C.
  4.58%, 04/04/06 (a)(b)(c)                               15,377          15,375
BEAR STEARNS COMPANIES, INC.
  4.49%, 04/05/06                                         65,000          64,984
  4.58%, 04/26/06                                        130,000         129,624
  4.88%, 06/15/06                                         50,000          49,511
  5.00%, 09/14/06                                        124,000         121,243
BETA FINANCE, INC.
  4.49%, 04/05/06 (a)(c)                                  30,000          29,993
  4.69%, 05/12/06 (a)(c)                                  48,000          47,759
  4.73%, 05/16/06 (a)(c)                                   1,000             994
  4.73%, 05/19/06 (a)(c)                                  30,000          29,821
  4.62%, 05/25/06 (a)(c)                                  25,000          24,836
  4.90%, 06/23/06 (a)(c)                                  37,500          37,092
BLUE SPICE, L.L.C.
  4.50%, 04/10/06 (a)(b)(c)(d)                           100,000          99,913
  4.57%, 04/18/06 (a)(b)(c)(d)                            13,000          12,976
CANCARA ASSET SECURITISATION, L.L.C.
  4.70%, 04/13/06 (a)(b)(c)                               49,504          49,440
  4.57%, 04/18/06 (a)(b)(c)                                8,561           8,545
  4.68%, 05/05/06 (a)(b)(c)                               12,035          11,985
CBA (DELAWARE) FINANCE, INC.
  4.93%, 08/02/06 (b)                                      3,000           2,951
CC (USA), INC.
  4.57%, 04/18/06 (a)(c)                                  22,000          21,959
  4.64%, 04/18/06 (a)(c)                                  17,075          17,042
  4.58%, 04/25/06 (a)(c)                                  93,000          92,743
  4.68%, 05/08/06 (a)(c)                                  10,000           9,955
  4.68%, 05/12/06 (a)(c)                                  20,000          19,900
  4.70%, 05/15/06 (a)(c)                                  38,000          37,794
  4.72%, 05/17/06 (a)(c)                                  11,000          10,937
  4.73%, 05/23/06 (a)(c)                                  20,000          19,870
  4.81%, 06/02/06 (a)(c)                                  21,000          20,834
  4.86%, 06/08/06 (a)(c)                                   9,000           8,921
  4.83%, 06/12/06 (a)(c)                                  45,500          45,078
  4.89%, 06/19/06 (a)(c)                                  10,500          10,392
  4.90%, 06/23/06 (a)(c)                                  26,000          25,717
  4.92%, 06/29/06 (a)(c)                                  13,000          12,847
  4.93%, 06/29/06 (a)(c)                                   9,406           9,295
  5.00%, 08/03/06 (a)(c)                                  10,000           9,834
  4.88%, 08/15/06 (a)(c)                                   4,500           4,420
CHARIOT FUNDING, L.L.C.
  4.82%, 06/05/06 (a)(b)(c)                               12,869          12,762
  4.82%, 06/05/06 (a)(b)(c)                               50,000          49,584
CITIGROUP FUNDING, INC.
  4.63%, 04/13/06 (b)                                     87,000          86,889
  4.57%, 04/21/06 (b)                                    238,000         237,462
  4.59%, 04/25/06 (b)                                      7,000           6,981
  4.59%, 04/27/06 (b)                                    100,000          99,697
  4.68%, 05/10/06 (b)                                     54,500          54,241
  4.68%, 05/10/06 (b)                                      8,000           7,962
  4.62%, 05/25/06 (b)                                     34,000          33,777
  4.65%, 06/26/06 (b)                                     29,000          28,693
  5.03%, 09/21/06 (b)                                    166,000         162,128
CLIPPER RECEIVABLES CO., L.L.C.
  4.60%, 04/04/06 (a)(b)(c)                              172,978         172,956
  4.58%, 04/05/06 (a)(b)(c)                               70,000          69,982
  4.62%, 04/06/06 (a)(b)(c)                               95,949          95,912
  4.63%, 04/07/06 (a)(b)(c)                               10,000           9,995
CONCORD MINUTEMEN CAPITAL CO., SERIES A
  4.50%, 04/05/06 (a)(b)(c)                               15,000          14,996
  4.25%, 04/07/06 (a)(b)(c)                               58,000          57,973
  4.56%, 04/19/06 (a)(b)(c)                              115,000         114,770
  4.63%, 04/26/06 (a)(b)(c)                               90,000          89,737
  4.73%, 05/18/06 (a)(b)(c)                               10,000           9,942
  4.91%, 06/14/06 (a)(b)(c)                               15,800          15,646
  4.89%, 06/16/06 (a)(b)(c)                               10,000           9,901
  4.67%, 07/11/06 (a)(b)(c)                               47,421          46,825
  4.89%, 08/14/06 (a)(b)(c)                               14,000          13,753
CROWN POINT CAPITAL CO., L.L.C.
  4.33%, 04/19/06 (a)(b)(c)                               15,000          14,972
  4.70%, 04/19/06 (a)(b)(c)                               45,000          44,906
  4.57%, 04/20/06 (a)(b)(c)                               82,818          82,641
  4.59%, 04/25/06 (a)(b)(c)                               37,169          37,066
  4.69%, 05/09/06 (a)(b)(c)                              100,000          99,537
  4.75%, 05/16/06 (a)(b)(c)                               66,510          66,137
  4.85%, 06/07/06 (a)(b)(c)                               47,000          46,593
  4.90%, 06/16/06 (a)(b)(c)                               19,546          19,352
  4.68%, 07/18/06 (a)(b)(c)                              100,000          98,654
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
  4.62%, 04/06/06 (a)(c)                                  40,000          39,985
  4.70%, 04/18/06 (a)(c)                                  97,000          96,811
  4.57%, 04/19/06 (a)(c)                                 100,000          99,799
  4.68%, 04/24/06 (a)(c)                                  50,000          49,864
  4.72%, 05/02/06 (a)(c)                                  35,000          34,868
  4.72%, 05/04/06 (a)(c)                                  94,000          93,621
  4.90%, 06/19/06 (a)(c)                                  82,000          81,151
  4.93%, 06/27/06 (a)(c)                                 100,000          98,850
DEPFA BANK, PLC
  4.71%, 05/16/06 (a)                                     72,000          71,599
DEXIA DELAWARE L.L.C.
  4.49%, 04/10/06 (b)                                    125,000         124,892
DNB NOR BANK ASA
  4.68%, 06/01/06                                        100,000          99,244
  4.82%, 06/13/06                                         24,000          23,775
DORADA FINANCE, INC.
  4.68%, 05/10/06 (a)(c)                                  12,000          11,943

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  4.73%, 05/17/06 (a)(c)                                  34,000          33,806
  4.73%, 05/18/06 (a)(c)                                  19,000          18,889
  4.79%, 06/02/06 (a)(c)                                  14,000          13,971
  4.60%, 06/12/06 (a)(c)                                  79,000          78,310
  4.85%, 06/12/06 (a)(c)                                   9,000           8,916
DRESDNER U.S. FINANCE, INC.
  4.75%, 05/23/06 (b)                                     58,000          57,622
  4.78%, 05/31/06 (b)                                      3,000           2,977
EDISON ASSET SECURITIZATION
  CORP., L.L.C.
  4.58%, 06/06/06 (a)(b)(c)                              133,000         131,941
EIFFEL FUNDING, L.L.C.
  4.60%, 04/03/06 (a)(b)(c)                               70,000          70,000
  4.58%, 04/04/06 (a)(b)(c)                               24,000          23,997
  4.64%, 04/11/06 (a)(b)(c)                               24,000          23,975
  4.67%, 04/11/06 (a)(b)(c)                               22,000          21,977
FAIRWAY FINANCE CO., L.L.C.
  4.63%, 04/10/06 (a)(b)(c)                               20,694          20,675
FALCON ASSET SECURITIZATION
  CORP.
  4.66%, 04/10/06 (a)(b)(c)                               59,579          59,525
FIVE FINANCE INC.
  4.57%, 04/21/06 (a)(c)                                  20,000          19,955
  4.34%, 04/24/06 (a)(c)                                  15,500          15,462
  4.59%, 04/26/06 (a)(c)                                  30,000          29,913
  4.63%, 04/28/06 (a)(c)                                   3,500           3,489
  4.69%, 05/12/06 (a)(c)                                  17,000          16,915
  4.72%, 05/15/06 (a)(c)                                  11,000          10,940
  4.73%, 05/22/06 (a)(c)                                  27,000          26,828
  4.95%, 06/19/06 (a)(c)                                   3,000           2,969
FORENINGSSPARBANKEN AB (SWEDBANK)
  4.54%, 05/30/06                                        195,000         193,631
  4.89%, 08/14/06                                         75,000          73,678
  4.92%, 08/24/06                                         35,000          34,333
GALAXY FUNDING, INC.
  4.57%, 04/24/06 (a)(c)                                  34,000          33,910
  4.73%, 05/19/06 (a)(c)                                  14,000          13,916
  4.71%, 05/30/06 (a)(c)                                   6,000           5,956
  4.83%, 06/07/06 (a)(c)                                  60,000          59,483
  4.86%, 06/07/06 (a)(c)                                   2,250           2,231
GENERAL ELECTRIC CAPITAL CORP.
  4.83%, 04/03/06                                        550,000         550,000
  4.46%, 05/03/06                                        112,000         111,593
  4.46%, 05/11/06                                        316,000         314,546
GENERAL ELECTRIC CAPITAL SERVICES
  4.72%, 09/22/06                                        192,000         187,817
GRAMPIAN FUNDING, L.L.C.
  4.64%, 05/03/06 (a)(b)(c)                                5,000           4,981
  4.53%, 05/26/06 (a)(b)(c)                               31,000          30,798
  4.62%, 05/26/06 (a)(b)(c)                               24,000          23,839
  4.78%, 06/02/06 (a)(b)(c)                               17,000          16,866
  4.93%, 08/23/06 (a)(b)(c)                               25,000          24,526
  5.01%, 09/12/06 (a)(b)(c)                                9,000           8,802
  5.02%, 09/19/06 (a)(b)(c)                               61,000          59,597
HBOS TREASURY SERVICES, PLC
  4.78%, 06/02/06 (b)                                    100,000          99,213
  4.81%, 06/08/06 (b)                                     50,000          49,565
  4.85%, 06/13/06 (b)                                     43,000          42,594
HSBC U.S.A., INC.
  4.45%, 05/01/06                                          4,000           3,986
HSH NORDBANK AG
  4.57%, 04/18/06 (a)                                     83,700          83,542
IRISH LIFE & PERMANENT, PLC
  4.68%, 05/09/06 (a)                                     50,000          49,769
  4.82%, 06/09/06 (a)                                     42,000          41,628
  4.92%, 06/23/06 (a)                                      2,000           1,978
  4.84%, 07/19/06 (a)                                     39,000          38,451
IXIS COMMERCIAL PAPER CORP.
  4.72%, 05/11/06 (a)(b)                                  43,000          42,788
  4.56%, 05/16/06 (a)(b)                                  15,000          14,920
  4.69%, 05/16/06 (a)(b)                                  50,000          49,723
  4.60%, 06/16/06 (a)(b)                                  40,000          39,631
JUPITER SECURITIZATION CORP.
  4.66%, 04/10/06 (a)(b)(c)                               27,844          27,819
  4.70%, 04/19/06 (a)(b)(c)                              101,492         101,281
K2 (USA), L.L.C.
  4.24%, 04/05/06 (a)(c)                                  10,000           9,998
  4.25%, 04/05/06 (a)(c)                                  32,800          32,792
  4.68%, 05/10/06 (a)(c)                                  38,000          37,819
  4.79%, 06/02/06 (a)(c)                                  15,000          14,969
  4.86%, 06/09/06 (a)(c)                                   5,400           5,352
  4.70%, 06/16/06 (a)(c)                                  15,615          15,467
  4.93%, 08/25/06 (a)(c)                                  64,300          63,063
  4.99%, 09/08/06 (a)(c)                                  24,000          23,488
  5.01%, 09/12/06 (a)(c)                                  62,000          60,636
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
  5.01%, 08/01/06 (a)(b)                                  74,000          72,786
  5.02%, 09/25/06 (a)(b)                                  60,000          58,571
KITTYHAWK FUNDING
  4.75%, 05/18/06 (a)(b)(c)                                8,366           8,317
LEXINGTON PARKER CAPITAL CO., L.L.C.
  4.50%, 04/05/06 (a)(b)(c)                                5,000           4,999
  4.63%, 04/06/06 (a)(b)(c)                              112,000         111,957
  4.63%, 04/13/06 (a)(b)(c)                               93,000          92,881
  4.69%, 05/08/06 (a)(b)(c)                               10,000           9,955
  4.70%, 05/08/06 (a)(b)(c)                               43,604          43,407
  4.72%, 05/15/06 (a)(b)(c)                               15,000          14,918
MANE FUNDING CORP.
  4.69%, 05/02/06 (a)(c)                                   7,761           7,732
  4.70%, 05/16/06 (a)(c)                                  10,000           9,945
  4.89%, 06/20/06 (a)(c)                                  32,000          31,665
  4.90%, 06/20/06 (a)(c)                                  23,630          23,382
  4.91%, 06/20/06 (a)(c)                                   6,299           6,233

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  4.92%, 06/26/06 (c)                                    151,883         150,161
MONT BLANC CAPITAL CORP.
  4.89%, 06/15/06 (a)(b)(c)                               50,000          49,510
  4.90%, 06/20/06 (a)(b)(c)                                9,000           8,906
  4.91%, 06/20/06 (a)(b)(c)                               25,941          25,668
  4.92%, 06/26/06 (a)(b)(c)                               58,809          58,142
NIEUW AMSTERDAM RECEIVABLES CORP.
  4.67%, 04/11/06 (a)(b)(c)                               50,000          49,948
  4.58%, 04/25/06 (a)(b)(c)                               52,844          52,698
  4.77%, 05/24/06 (a)(b)(c)                               30,357          30,154
  4.88%, 06/15/06 (a)(b)(c)                               23,000          22,775
  4.86%, 07/31/06 (a)(b)(c)                               23,704          23,332
  5.04%, 09/27/06 (a)(b)(c)                               30,792          30,049
NORDEA NORTH AMERICA, INC.
  4.81%, 06/02/06 (b)                                     33,000          32,739
OLD LINE FUNDING, L.L.C.
  4.64%, 04/11/06 (a)(b)(c)                               44,686          44,640
  4.64%, 04/13/06 (a)(b)(c)                               50,318          50,254
  4.67%, 04/20/06 (a)(b)(c)                               16,741          16,704
  4.75%, 05/10/06 (a)(b)(c)                               21,036          20,934
PARK AVENUE RECEIVABLES CORP.,
  L.L.C.
  4.66%, 04/11/06 (a)(b)(c)                               70,302          70,230
PARK GRANADA, L.L.C.
  4.50%, 04/05/06 (a)(c)                                  30,000          29,993
  4.69%, 04/28/06 (a)(c)                                  57,000          56,816
  4.69%, 04/28/06 (a)(c)                                  30,000          29,903
  4.72%, 05/02/06 (a)(c)                                  15,000          14,943
  4.72%, 05/03/06 (a)(c)                                  40,000          39,844
  4.72%, 05/04/06 (a)(c)                                  39,000          38,843
  4.71%, 05/05/06 (a)(c)                                  35,300          35,153
PICAROS FUNDING, L.L.C.
  4.97%, 09/01/06 (a)(b)(c)                               25,000          24,491
  5.05%, 09/25/06 (a)(b)(c)                               95,503          93,219
PREFERRED RECEIVABLES FUNDING
  CORP.
  4.61%, 06/12/06 (a)(b)(c)                               36,000          35,685
SAN PAOLO I M I U.S. FINANCIAL
  CO.
  4.93%, 08/10/06 (b)                                    105,000         103,183
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
  4.30%, 04/13/06 (b)                                     14,000          13,984
  4.82%, 06/06/06 (b)                                     65,000          64,450
  4.83%, 07/10/06 (b)                                     12,000          11,845
  5.01%, 09/14/06 (b)                                     47,000          45,953
SCALDIS CAPITAL LTD.
  4.83%, 06/08/06 (a)(b)(c)                               25,000          24,781
  4.92%, 06/26/06 (a)(b)(c)                               75,000          74,150
SEDNA FINANCE, INC.
  4.64%, 05/02/06 (a)(c)                                  12,000          11,956
  4.75%, 05/22/06 (a)(c)                                  48,000          47,693
  4.76%, 05/22/06 (a)(c)                                  25,000          24,840
  4.94%, 06/30/06 (a)(c)                                  20,000          19,761
SHEFFIELD RECEIVABLES CORP.
  4.77%, 04/24/06 (a)(b)(c)                               30,000          29,917
SIGMA FINANCE, INC.
  4.65%, 05/03/06 (a)(c)                                 100,000          99,617
  4.47%, 05/08/06 (a)(c)                                 123,000         122,477
  4.68%, 05/10/06 (a)(c)                                  50,000          49,762
  4.75%, 05/15/06 (a)(c)                                  96,000          95,474
  4.75%, 05/17/06 (a)(c)                                  50,000          49,713
  4.73%, 05/22/06 (a)(c)                                  63,000          62,599
  4.81%, 06/05/06 (a)(c)                                  12,000          11,900
  4.83%, 06/07/06 (a)(c)                                  32,000          31,724
  4.82%, 07/06/06 (a)(c)                                   9,700           9,580
  4.65%, 07/18/06 (a)(c)                                  94,000          92,745
  4.94%, 08/31/06 (a)(c)                                  50,000          48,996
SKANDINAVISKA ENSKILDA BANKEN AB
  4.49%, 04/11/06                                        155,000         154,847
  4.72%, 05/10/06                                        150,000         149,279
SOCIETE GENERALE NORTH AMERICA, INC.
  4.87%, 04/03/06 (b)                                     80,000          80,000
  4.66%, 07/05/06 (b)                                    160,000         158,119
SVENSKA HANDELSBANKEN, INC.
  4.81%, 06/05/06 (b)                                     37,000          36,692
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 10/30/06 (d)                                    220,000         220,000
  5.18%, 12/19/06 (d)                                     22,500          22,500
THUNDER BAY FUNDING, L.L.C.
  4.60%, 04/03/06 (a)(b)(c)                               28,225          28,225
  4.63%, 04/11/06 (a)(b)(c)                               51,056          51,004
  4.83%, 06/05/06 (a)(b)(c)                               65,779          65,230
  4.91%, 06/22/06 (a)(b)(c)                               64,153          63,462
  4.92%, 06/23/06 (a)(b)(c)                               40,501          40,058
TICONDEROGA FUNDING, L.L.C.
  4.63%, 04/04/06 (a)(b)(c)                               49,606          49,600
  4.63%, 04/07/06 (a)(b)(c)                               15,063          15,055
TORONTO DOMINION HOLDINGS
  4.42%, 05/05/06                                          5,500           5,479
TRIPLE-A ONE FUNDING CORP.
  4.92%, 06/19/06 (a)(b)(c)                                2,939           2,908
  4.89%, 06/20/06 (a)(b)(c)                               10,654          10,543
TULIP FUNDING CORP.
  4.61%, 04/03/06 (a)(b)(c)                               72,323          72,323
  4.45%, 04/27/06 (a)(b)(c)                               67,000          66,805
UBS FINANCE (DELAWARE), INC.
  4.58%, 04/05/06 (b)                                    131,000         130,967
  4.49%, 04/11/06 (b)                                    165,000         164,837
  4.67%, 06/02/06 (b)                                    261,000         258,999
VARIABLE FUNDING CAPITAL CORP.
  4.60%, 04/06/06 (a)(b)(c)                               51,000          50,981

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  4.64%, 04/12/06 (a)(b)(c)                               19,000          18,978
  4.56%, 04/20/06 (a)(b)(c)                               27,000          26,943
  4.64%, 04/20/06 (a)(b)(c)                               90,000          89,805
WESTPAC BANKING CORP.
  4.77%, 05/30/06 (a)                                    192,000         190,568
  4.82%, 06/08/06 (a)                                     10,000           9,913
  4.61%, 06/13/06 (a)                                     14,000          13,876
  4.76%, 06/15/06 (a)                                     49,530          49,060
  4.94%, 06/30/06 (a)                                     10,000           9,881
  4.99%, 09/08/06 (a)                                    130,000         127,224
WHISTLEJACKET CAPITAL, L.L.C.
  4.67%, 04/24/06 (a)(c)                                  34,615          34,522
  4.64%, 05/02/06 (a)(c)                                   9,000           8,967
  4.88%, 06/12/06 (a)(c)                                   9,000           8,916
  4.89%, 06/13/06 (a)(c)                                  12,235          12,118
  4.91%, 06/20/06 (a)(c)                                  10,000           9,895
  4.88%, 08/15/06 (a)(c)                                  12,000          11,787
WHITE PINE FINANCE, L.L.C.
  4.75%, 05/22/06 (a)(c)                                  50,589          50,266
  4.83%, 06/02/06 (a)(c)                                  18,000          17,857
  4.81%, 06/05/06 (a)(c)                                  19,880          19,715
  4.83%, 06/07/06 (a)(c)                                  24,682          24,469
  4.88%, 06/12/06 (a)(c)                                  27,000          26,747
  4.97%, 07/25/06 (a)(c)                                   2,000           1,969
  4.99%, 07/25/06 (a)(c)                                   7,000           6,892
WINDMILL FUNDING CORP.
  4.58%, 04/03/06 (a)(b)(c)                               28,000          28,000
  4.60%, 04/06/06 (a)(b)(c)                               15,280          15,274
                                                                     -----------
                                                                      16,013,177

VARIABLE-RATE OBLIGATIONS 15.8% of net assets

ACCESS LOANS FOR LEARNING
  STUDENT LOAN CORP.
  4.82%, 04/07/06 (b)                                     27,800          27,800
BANK OF IRELAND
  4.75%, 04/20/06 (a)                                     40,000          40,000
BANK OF NEW YORK CO INC
  4.86%, 04/27/06 (a)                                     50,000          50,000
BARCLAYS BANK, PLC
  4.63%, 04/06/06                                         90,000          89,996
  4.64%, 04/10/06                                         37,000          36,999
  4.72%, 04/21/06                                        210,000         209,992
  4.74%, 04/21/06                                         90,000          89,989
  4.76%, 04/27/06                                        197,000         196,966
BNP PARIBAS
  4.60%, 04/06/06                                         40,000          39,991
  4.64%, 04/10/06                                        100,000          99,986
  4.71%, 04/18/06                                         75,000          74,996
CANADIAN IMPERIAL BANK OF COMMERCE
  4.83%, 04/18/06                                        100,000         100,000
  4.78%, 04/24/06                                         10,000          10,000
CENTRAL BAPTIST CHURCH OF
  HIXSON, TENNESSEE
  4.88%, 04/07/06 (b)                                     13,000          13,000
CITY OF NEW BRITAIN, CONNECTICUT
  4.83%, 04/07/06 (b)                                     40,000          40,000
COLUMBUS, GEORGIA DEVELOPMENT
  AUTHORITY
  4.85%, 04/07/06 (b)                                      5,365           5,365
COMMONWEALTH BANK OF AUSTRALIA
  4.78%, 04/24/06 (a)                                     50,000          50,000
CONCORD MINUTEMEN CAPITAL CO.,
  SERIES A
  4.77%, 04/27/06 (a)(b)(c)                               50,000          49,997
DEXIA CREDIT LOCAL
  4.76%, 04/26/06                                        100,000          99,982
FIVE FINANCE, INC.
  4.71%, 04/18/06 (a)(c)                                  50,000          49,997
GENERAL ELECTRIC CAPITAL CORP
  4.85%, 04/18/06                                        225,000         225,000
HSH NORDBANK, AG
  4.64%, 04/10/06                                         75,000          74,999
J.P. MORGAN SECURITIES, INC.
  4.63%, 04/01/06 (a)                                    100,000         100,000
K2 (USA), L.L.C.
  4.65%, 04/10/06 (a)(c)                                  50,000          49,994
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
  4.58%, 04/03/06 (a)(c)                                  17,000          16,997
  4.63%, 04/07/06 (a)(c)                                  52,000          51,998
  4.65%, 04/10/06 (a)(c)                                  16,000          15,999
  4.78%, 04/28/06 (a)(c)                                  40,000          39,999
LINKS FINANCE, L.L.C.
  4.63%, 04/07/06 (a)(c)                                  24,000          23,998
  4.65%, 04/10/06 (a)(c)                                  50,000          49,995
  4.70%, 04/18/06 (a)(c)                                  32,000          31,998
  4.71%, 04/18/06 (a)(c)                                  37,000          36,996
  4.73%, 04/18/06 (a)(c)                                 100,000         100,004
  4.76%, 04/18/06 (a)(c)                                 101,000         101,033
LOANSTAR ASSETS PARTNERS II,
  L.P.
  4.85%, 04/07/06 (b)                                     25,000          25,000
MERLOT 2000 B
  4.93%, 04/07/06 (a)(b)                                  30,000          30,000
MERRILL LYNCH & CO INC
  4.73%, 04/18/06                                         75,000          75,000
METROPOLITAN LIFE INSURANCE CO.
  4.68%, 04/03/06 (d)                                    100,000         100,000
MONUMENTAL LIFE INSURANCE CO.
  4.69%, 04/01/06 (d)                                    100,000         100,000
  4.78%, 04/01/06 (d)                                     10,000          10,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  4.73%, 04/03/06 (d)                                    100,000         100,000
MORGAN STANLEY
  4.66%, 04/03/06                                        140,000         140,000
  4.71%, 04/18/06                                         50,000          50,000
NEW JERSEY ECONOMIC DEVELOPMENT
  AUTHORITY
  4.63%, 04/07/06 (b)                                     10,800          10,800
NORDDEUTSCHE LANDESBANK GIROZENTRALE
  4.60%, 04/03/06                                        130,000         129,997
  4.70%, 04/18/06                                         75,000          74,997
NORDEA BANK AB
  4.68%, 04/09/06 (a)                                     50,000          50,000
  4.70%, 04/10/06 (a)                                     80,000          80,000
ROYAL BANK OF CANADA
  4.57%, 04/03/06                                         32,000          31,990
  4.73%, 04/10/06                                         40,000          40,000
ROYAL BANK OF SCOTLAND, PLC
  4.59%, 04/03/06                                         90,000          89,998
  4.60%, 04/06/06                                        140,000         139,996
  4.72%, 04/19/06                                         10,000           9,999
  4.75%, 04/21/06 (a)                                     20,000          20,000
  4.75%, 04/24/06                                         65,000          64,990
  4.75%, 04/24/06                                         45,000          44,994
  4.76%, 04/27/06                                        112,000         111,996
  4.76%, 04/28/06                                         80,000          79,993
SIGMA FINANCE, INC.
  4.71%, 04/18/06 (a)(c)                                  75,000          74,997
  4.75%, 04/18/06 (a)(c)                                  48,000          48,013
SVENSKA HANDELSBANKEN AB
  4.58%, 04/03/06                                         75,000          74,992
THE GOLDMAN SACHS GROUP, INC.
  4.69%, 04/04/06 (d)                                     10,000          10,000
  4.74%, 04/10/06 (a)(d)                                 125,000         125,000
  4.76%, 04/13/06 (d)                                    140,000         140,000
TOWN OF ISLIP, NEW YORK IDA
  5.12%, 04/07/06 (b)                                      1,285           1,285
TRAVELERS INSURANCE CO.
  4.85%, 04/19/06 (d)                                    100,000         100,000
  4.87%, 04/28/06 (d)                                     25,000          25,000
  4.87%, 04/28/06 (d)                                     25,000          25,000
WASI 2005-HEMM1 CLASS A
  4.81%, 04/25/06 (a)(b)(c)                               30,003          30,003
WELLS FARGO & CO.
  4.74%, 04/18/06 (a)                                    120,000         120,002
WESTPAC BANKING CORP
  4.72%, 04/18/06 (a)                                     75,000          75,000
WHISTLEJACKET CAPITAL, L.L.C.
  4.63%, 04/07/06 (a)(c)                                  13,000          12,999
  4.73%, 04/20/06 (a)(c)                                  17,000          16,999
  4.77%, 04/27/06 (a)(c)                                  74,000          73,994
WHITE PINE FINANCE, L.L.C.
  4.62%, 04/07/06 (a)(c)                                  22,000          21,998
  4.70%, 04/14/06 (a)(c)                                  40,000          39,997
  4.70%, 04/18/06 (a)(c)                                  42,000          41,997
  4.78%, 04/20/06 (a)(c)                                  42,000          42,002
  4.77%, 04/25/06 (a)(c)                                  60,000          59,995
                                                                     -----------
                                                                       5,063,089

                                                      MATURITY
                                                       AMOUNT           VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 14.0% of net assets

REPURCHASE AGREEMENTS 14.0%
--------------------------------------------------------------------------------
BANK OF AMERICA
  Tri-Party Agreement
  Collateralized by U.S.
  Government Securities with a
  value of $183,144
  4.82%, issued 03/28/06,
  due 04/03/06                                           180,145         180,000
BEAR STEARNS & CO., INC.
  Tri-Party Agreement
  Collateralized by U.S.
  Government Securities with a
  value of $510,001
  4.85%, issued 03/31/06,
  due 04/03/06                                           500,202         500,000
CREDIT SUISSE SECURITIES (USA)
  L.L.C.
  Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
  with a value of $94,176
  4.85%, issued 03/31/06,
  due 04/03/06                                            92,365          92,328
MORGAN STANLEY & CO., INC.
  Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
  with a value of $490,824
  4.84%, issued 03/31/06,
  due 04/03/06                                           480,194         480,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      MATURITY
                                                       AMOUNT           VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
  Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
  with a value of $1,778,407
  4.85%, issued 03/31/06,
  due 04/03/06                                         1,750,707       1,750,000
UBS FINANCIAL SERVICES, INC.
  Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
  with a value of $1,530,000
  4.85%, issued 03/31/06,
  due 04/03/06                                         1,500,606       1,500,000
                                                                     -----------
                                                                       4,502,328

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $32,294,402.

ISSUER
RATE, ACQUISITION DATE,                              FACE AMOUNT     COST/VALUE
MATURITY DATE                                        ($ X 1,000)     ($ X 1,000)
At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALPINE SECURITIZATION CORP.
  4.84%, 03/31/06, 04/03/06                              115,000         115,000
BLUE SPICE, L.L.C.
  4.50%, 01/06/06, 04/10/06                              100,000          99,913
  4.57%, 01/20/06, 04/18/06                               13,000          12,976
                                                                     -----------
                                                                         112,889
METROPOLITAN LIFE INSURANCE CO.
  4.68%, 02/01/06, 04/03/06                              100,000         100,000
MONUMENTAL LIFE INSURANCE CO.
  4.69%, 10/09/96, 04/01/06                              100,000         100,000
  4.78%, 06/09/93, 04/01/06                               10,000          10,000
  4.73%, 01/12/00, 04/03/06                              100,000         100,000
                                                                     -----------
                                                                         210,000
                                                                     -----------
THE GOLDMAN SACHS GROUP, INC.
  4.69%, 10/04/05, 04/04/06                               10,000          10,000
  4.74%, 03/09/06, 04/10/06                              125,000         125,000
  4.76%, 07/18/05, 04/13/06                              140,000         140,000
  4.98%, 02/03/06, 10/30/06                              220,000         220,000
  5.18%, 03/24/06, 12/19/06                               22,500          22,500
                                                                     -----------
                                                                         517,500
TRAVELERS INSURANCE CO.
  4.85%, 08/19/05, 04/19/06                              100,000         100,000
  4.87%, 10/28/05, 04/28/06                               25,000          25,000
  4.87%, 01/31/06, 04/28/06                               25,000          25,000
                                                                     -----------
                                                                         150,000

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,876,788 or 36.9% of net assets.

(b) Credit-enhanced security.

(c) Asset-backed security.

(d) Illiquid and/or restricted security.

IDA - Industrial Development Authority

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ADVISOR CASH RESERVES FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 66.2%  FIXED-RATE                                    4,285,197       4,285,197
        OBLIGATIONS

 15.4%  VARIABLE-RATE                                   998,257         998,257
        OBLIGATIONS

 19.7%  OTHER INVESTMENTS                             1,275,583       1,275,583

--------------------------------------------------------------------------------
101.3%  TOTAL INVESTMENTS                             6,559,037       6,559,037

(1.3)%  OTHER ASSETS AND
        LIABILITIES                                                     (82,697)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,476,340

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 66.2% of net assets

CERTIFICATES OF DEPOSIT 16.0%
--------------------------------------------------------------------------------
BANCO BILBAO VIZCAYA
ARGENTARIA S.A
  4.50%, 04/19/06                                        20,000           20,000
  4.79%, 05/24/06                                         6,000            5,999
BANK OF TOKYO - MITSUBISHI
  UFJ, LTD.
  4.63%, 04/07/06                                        39,000           39,000
BARCLAYS BANK, PLC
  4.73%, 05/22/06                                         5,000            5,000
BNP PARIBAS
  4.83%, 07/21/06                                        20,000           20,000
  5.09%, 10/03/06                                        50,000           50,000
CALYON
  4.63%, 07/11/06                                        64,000           64,001
CITIBANK, N.A.
  4.79%, 06/01/06                                        18,000           18,000
CREDIT AGRICOLE S.A.
  4.61%, 06/21/06                                        41,000           41,000
  4.63%, 06/22/06                                        50,000           50,000
CREDIT SUISSE
  4.64%, 04/20/06                                        27,000           27,000
  4.71%, 05/16/06                                        16,000           16,000
  4.60%, 06/20/06                                        10,000           10,000
  4.66%, 07/03/06                                        25,000           25,000
DEPFA BANK, PLC
  4.92%, 06/29/06                                        24,000           24,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                        60,000           60,000
  4.85%, 01/26/07                                        16,000           16,000
  5.01%, 02/09/07                                         5,000            5,000
DRESDNER BANK, AG
  4.75%, 04/21/06                                        25,000           25,000
FORTIS BANK
  4.18%, 04/03/06                                         4,000            4,000
HBOS TREASURY SERVICES, PLC
  4.30%, 04/19/06 (d)                                    35,000           35,000
HSBC BANK, USA
  4.30%, 04/21/06                                         2,000            2,000
SAN PAOLO IMI SPA
  5.07%, 09/29/06                                        66,000           66,000
ING BANK N.V.
  4.46%, 05/08/06                                        16,000           16,000
LANDESBANK BADEN-WURTTEMBERG
  4.58%, 06/12/06                                         3,000            3,000
  4.63%, 07/10/06                                        15,000           15,000
LANDESBANK HESSEN THURINGEN
GIROZENTRALE
  4.53%, 05/30/06                                        20,000           20,000
MITSUBISHI  UFJ TRUST &
BANKING CORP.
  5.01%, 09/07/06                                        25,000           25,000

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MIZUHO CORPORATE BANK LTD.
  4.61%, 04/25/06                                        27,000           27,000
  4.85%, 07/14/06                                        16,000           16,000
  5.00%, 09/08/06                                        20,000           20,000
NORDEA BANK FINLAND, PLC
  4.62%, 08/08/06                                         2,000            2,000
RABOBANK NEDERLAND
  4.51%, 05/22/06                                        18,000           18,000
SOCIETE GENERALE
  4.64%, 07/10/06                                        63,000           63,000
  4.63%, 07/11/06                                        30,000           30,000
  4.91%, 08/25/06                                         4,000            4,000
SUMITOMO MITSUI BANKING CORP.
  4.70%, 04/12/06                                        17,000           17,000
UNICREDITO ITALIANO SPA
  4.29%, 04/18/06                                        43,000           43,000
  4.80%, 06/05/06                                        73,000           73,000
WASHINGTON MUTUAL BANK
  4.63%, 06/19/06                                         7,000            7,000
WILMINGTON TRUST CO.
  4.99%, 09/06/06                                         6,000            6,000
                                                                     -----------
                                                                       1,037,000
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 50.2%
--------------------------------------------------------------------------------
AB SPINTAB
  4.77%, 04/25/06                                         1,975            1,969
ALLIANCE & LEICESTER, PLC
  4.49%, 05/10/06 (a)                                    21,000           20,905
  4.62%, 06/06/06 (a)                                    13,000           12,895
ALPINE SECURITIZATION CORP.
  4.84%, 04/03/06 (a)(b)(c)(d)                           15,000           15,000
AMSTEL FUNDING CORP.
  4.63%, 04/25/06 (a)(c)                                 32,000           31,910
  4.81%, 06/05/06 (a)(c)                                 15,000           14,875
  4.86%, 06/09/06 (a)(c)                                 15,000           14,866
ANZ (DELAWARE), INC.
  4.30%, 04/17/06 (d)                                    41,000           40,933
AQUINAS FUNDING, L.L.C.
  4.60%, 06/05/06 (a)(c)(d)                               3,000            2,976
  4.61%, 06/13/06 (a)(c)(d)                               2,000            1,982
  4.65%, 06/16/06 (a)(c)(d)                              13,000           12,878
  4.65%, 06/19/06 (a)(c)(d)                               5,000            4,951
  4.89%, 06/19/06 (a)(c)(d)                               4,000            3,959
  4.65%, 06/22/06 (a)(c)(d)                               4,000            3,960
ASAP FUNDING LTD.
  4.74%, 05/04/06 (a)(c)(d)                              31,000           30,875
ATLANTIC ASSET SECURITIZATION
LLC
  4.73%, 04/17/06 (a)(c)(d)                              47,000           46,914
  4.88%, 06/12/06 (a)(c)(d)                              24,663           24,432
  4.89%, 06/20/06 (a)(c)(d)                               2,000            1,979
ATLANTIS ONE FUNDING CORP.
  4.60%, 04/04/06 (a)(c)                                 21,000           20,997
  4.54%, 04/13/06 (a)(c)                                  9,000            8,989
  4.60%, 04/26/06 (a)(c)                                 30,000           29,913
  4.65%, 05/02/06 (a)(c)                                  5,000            4,981
  4.52%, 05/17/06 (a)(c)                                  2,000            1,989
  4.63%, 06/22/06 (a)(c)                                 12,000           11,879
  4.81%, 08/07/06 (a)(c)                                 49,000           48,194
  4.93%, 08/23/06 (a)(c)                                 16,855           16,535
  5.03%, 09/28/06 (a)(c)                                  5,000            4,879
BANK OF AMERICA CORP.
  4.76%, 05/24/06                                        49,000           48,674
  4.84%, 07/17/06                                        15,000           14,793
BARCLAYS U.S. FUNDING CORP.
  4.73%, 05/22/06 (d)                                     3,000            2,981
BEAR STEARNS COMPANIES, INC.
  4.49%, 04/05/06                                         2,000            2,000
  4.31%, 04/21/06                                         2,000            1,996
  4.58%, 04/26/06                                         7,000            6,980
  4.65%, 07/17/06                                        17,000           16,775
  5.02%, 09/13/06                                        24,000           23,469
BETA FINANCE, INC.
  4.73%, 05/19/06 (a)(c)                                  1,000              994
  4.62%, 05/25/06 (a)(c)                                 20,000           19,869
BLUE SPICE, L.L.C.
  4.60%, 04/03/06 (a)(b)(c)(d)                            5,000            5,000
CANCARA ASSET SECURITIZATION,
L.L.C.
  4.77%, 04/24/06 (a)(c)(d)                              30,000           29,917
  4.69%, 05/11/06 (a)(c)(d)                              29,000           28,858
CBA (DELAWARE) FINANCE, INC.
  4.88%, 06/05/06 (d)                                     2,815            2,791
  4.93%, 08/02/06 (d)                                    12,000           11,805
CC (USA), INC.
  4.30%, 04/20/06 (a)(c)                                 12,000           11,976
  4.58%, 04/25/06 (a)(c)                                 24,000           23,934
  4.75%, 05/15/06 (a)(c)                                 10,000            9,945
  4.72%, 05/17/06 (a)(c)                                  7,000            6,960
  4.89%, 06/19/06 (a)(c)                                 18,000           17,814
  4.94%, 07/03/06 (a)(c)                                  4,000            3,951
CHARIOT FUNDING, L.L.C.
  4.82%, 06/05/06 (a)(c)(d)                              40,000           39,667
CITIGROUP FUNDING, INC.
  4.59%, 04/25/06 (d)                                    21,000           20,942
  4.62%, 05/25/06 (d)                                    14,000           13,908
  4.87%, 06/13/06 (d)                                    45,000           44,573
  4.65%, 06/26/06 (d)                                    35,000           34,629
  5.03%, 09/21/06 (d)                                    13,000           12,697
CLIPPER RECEIVABLES CO., L.L.C.
  4.58%, 04/05/06 (a)(c)(d)                              11,000           10,997
  4.62%, 04/06/06 (a)(c)(d)                              70,000           69,973

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
CONCORD MINUTEMEN CAPITAL
CO., SERIES A
  4.50%, 04/05/06 (a)(c)(d)                              20,000           19,995
  4.25%, 04/07/06 (a)(c)(d)                               1,000            1,000
  4.56%, 04/19/06 (a)(c)(d)                               5,183            5,173
  4.73%, 04/20/06 (a)(c)(d)                              23,000           22,949
  4.63%, 04/26/06 (a)(c)(d)                               3,000            2,991
  4.73%, 05/18/06 (a)(c)(d)                               2,000            1,988
CROWN POINT CAPITAL CO.,
L.L.C.
  4.33%, 04/19/06 (a)(c)(d)                              19,000           18,964
  4.59%, 04/25/06 (a)(c)(d)                              10,000            9,972
  4.63%, 04/26/06 (a)(c)(d)                               8,000            7,977
  4.69%, 05/09/06 (a)(c)(d)                               2,164            2,154
  4.74%, 05/16/06 (a)(c)(d)                              24,000           23,866
  4.76%, 05/23/06 (a)(c)(d)                              16,000           15,896
DAKOTA CP NOTES OF CITIBANK
CREDIT CARD ISSUANCE TRUST
  4.62%, 04/06/06 (a)(c)                                 11,000           10,996
  4.70%, 04/21/06 (a)(c)                                 62,000           61,855
  4.72%, 05/04/06 (a)(c)                                 20,000           19,919
  4.90%, 06/20/06 (a)(c)                                 41,000           40,570
DANSKE CORP.
  4.98%, 11/21/06 (a)(d)                                 27,000           26,166
DEXIA DELAWARE L.L.C.
  4.49%, 04/10/06 (d)                                    20,000           19,983
DNB NOR BANK ASA
  4.57%, 06/01/06                                        43,000           42,685
  4.68%, 06/01/06                                        10,000            9,924
  4.82%, 06/13/06                                         7,000            6,934
  4.63%, 06/21/06                                        15,000           14,851
DORADA FINANCE, INC.
  4.59%, 04/26/06 (a)(c)                                  4,000            3,988
  4.81%, 06/02/06 (a)(c)                                 26,000           25,794
  4.89%, 06/22/06 (a)(c)                                  1,000              989
DRESDNER US FINANCE, INC.
  4.78%, 05/31/06 (d)                                    12,000           11,909
EDISON ASSET SECURITIZATION
CORP., L.L.C.
  4.58%, 06/06/06 (a)(c)(d)                              41,000           40,673
EIFFEL FUNDING, L.L.C.
  4.73%, 04/17/06 (a)(c)(d)                              16,000           15,971
FAIRWAY FINANCE CO., L.L.C.
  4.49%, 05/08/06 (a)(c)(d)                               3,395            3,381
  4.52%, 05/15/06 (a)(c)(d)                               1,000              995
  4.64%, 06/21/06 (a)(c)(d)                               3,000            2,970
FIVE FINANCE INC.
  4.54%, 04/18/06 (a)(c)                                  7,000            6,987
  4.31%, 04/19/06 (a)(c)                                  6,000            5,989
FORENINGSSPARBANKEN AB
(SWEDBANK)
  4.29%, 04/19/06                                        30,000           29,944
  4.54%, 05/30/06                                        22,000           21,846
  4.70%, 07/19/06                                         3,000            2,959
  4.92%, 08/24/06                                         6,000            5,886
GALAXY FUNDING, INC.
  4.54%, 04/13/06 (a)(c)                                  3,000            2,996
  4.57%, 04/24/06 (a)(c)                                 36,000           35,905
  4.92%, 06/22/06 (a)(c)                                 10,000            9,892
GENERAL ELECTRIC CAPITAL
  SERVICES
  4.61%, 08/01/06                                        12,000           11,822
  4.70%, 09/12/06                                         9,000            8,816
GENERAL ELECTRIC CAPITAL
Corp.
  4.83%, 04/03/06                                       230,000          230,000
  4.30%, 04/17/06                                         4,000            3,993
  4.46%, 05/03/06                                        12,000           11,956
  4.61%, 08/01/06                                         8,000            7,881
  4.71%, 09/15/06                                         8,000            7,833
GRAMPIAN FUNDING, L.L.C.
  4.56%, 04/19/06 (a)(c)(d)                               6,000            5,988
  4.62%, 05/26/06 (a)(c)(d)                               2,000            1,987
  4.78%, 06/02/06 (a)(c)(d)                               2,000            1,984
  4.93%, 08/23/06 (a)(c)(d)                               8,000            7,848
  5.03%, 09/20/06 (a)(c)(d)                              14,000           13,675
  5.02%, 09/22/06 (a)(c)(d)                               2,000            1,953
HBOS TREASURY SERVICES, PLC
  4.76%, 05/17/06 (d)                                     1,400            1,392
  4.78%, 06/01/06 (d)                                    10,000            9,923
  4.81%, 06/08/06 (d)                                     7,000            6,939
  4.85%, 06/13/06 (d)                                    31,000           30,707
HSH NORDBANK, AG
  4.89%, 06/19/06 (a)                                    18,000           17,942
IRISH LIFE & PERMANENT, PLC
  4.92%, 06/23/06 (a)                                    23,000           22,749
  4.84%, 07/19/06 (a)                                     4,000            3,944
IXIS COMMERCIAL PAPER CORP.
  4.69%, 05/16/06 (a)(d)                                 14,000           13,923
  4.98%, 09/08/06 (a)(d)                                 17,000           16,638
K2 (USA), L.L.C.
  4.33%, 04/20/06 (a)(c)                                 10,000            9,980
  4.86%, 06/09/06 (a)(c)                                  6,000            5,946
  4.63%, 07/06/06 (a)(c)                                  2,500            2,470
  4.93%, 08/25/06 (a)(c)                                 12,000           11,769
  5.02%, 09/12/06 (a)(c)                                 21,000           20,537
  5.07%, 09/28/06 (a)(c)                                  1,000              976
KBC FINANCIAL PRODUCTS
INTERNATIONAL, LTD.
  5.02%, 09/25/06 (a)(d)                                  1,000              976

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
LEXINGTON PARKER CAPITAL CO.,
L.L.C.
  4.50%, 04/05/06 (a)(c)(d)                               6,000            5,999
  4.25%, 04/07/06 (a)(c)(d)                               3,000            2,999
  4.68%, 05/08/06 (a)(c)(d)                              33,000           32,851
  4.75%, 05/22/06 (a)(c)(d)                              25,000           24,840
MANE FUNDING CORP.
  4.70%, 05/16/06 (b)(c)                                 40,607           40,382
  4.88%, 06/14/06 (b)(c)                                  7,543            7,470
  4.89%, 06/20/06 (b)(c)                                 21,000           20,780
  4.90%, 06/20/06 (b)(c)                                 26,000           25,727
MORGAN STANLEY
  4.29%, 04/12/06                                        17,000           16,982
NIEUW AMSTERDAM RECEIVABLES
CORP.
  4.55%, 04/17/06 (a)(c)(d)                               3,169            3,163
  4.88%, 06/15/06 (a)(c)(d)                               7,386            7,314
  4.92%, 06/19/06 (a)(c)(d)                              22,793           22,556
NORDEA NORTH AMERICA, INC.
  4.30%, 04/18/06 (d)                                    33,000           32,942
OLD LINE FUNDING, L.L.C.
  4.77%, 04/25/06 (a)(c)(d)                               1,313            1,309
  4.75%, 05/10/06 (a)(c)(d)                              30,000           29,855
PARK GRANADA, L.L.C.
  4.77%, 04/20/06 (a)(c)                                 12,000           11,973
  4.80%, 04/24/06 (a)(c)                                  5,000            4,986
  4.72%, 05/01/06 (a)(c)                                 19,000           18,931
PICAROS FUNDING, L.L.C.
  4.81%, 08/03/06 (a)(c)(d)                               6,000            5,904
  4.97%, 09/01/06 (a)(c)(d)                              15,000           14,695
  5.05%, 09/25/06 (a)(c)(d)                              40,000           39,043
SAN PAOLO IMI U.S. FINANCIAL
  CO.
  4.93%, 08/10/06 (d)                                    38,500           37,834
SANTANDER CENTRAL HISPANO
FINANCE (DELAWARE), INC.
  4.30%, 04/13/06 (d)                                     3,000            2,996
  4.65%, 07/10/06 (d)                                     2,000            1,975
  4.83%, 07/10/06 (d)                                     1,000              987
SCALDIS CAPITAL LTD.
  4.50%, 04/10/06 (a)(c)(d)                              15,000           14,987
  4.58%, 04/24/06 (a)(c)(d)                               5,506            5,491
  4.65%, 05/02/06 (a)(c)(d)                              17,697           17,631
  4.79%, 06/01/06 (a)(c)(d)                              28,000           27,783
  4.92%, 06/23/06 (a)(c)(d)                              25,811           25,529
  4.92%, 06/26/06 (a)(c)(d)                              40,000           39,546
SEDNA FINANCE, INC.
  4.58%, 04/13/06 (a)(c)                                  5,000            4,994
  4.64%, 05/02/06 (a)(c)                                 17,000           16,937
SHEFFIELD RECEIVABLES CORP.
  4.77%, 04/24/06 (a)(c)(d)                              55,000           54,848
SIGMA FINANCE, INC.
  4.31%, 04/25/06 (a)(c)                                  5,000            4,987
  4.65%, 05/03/06 (a)(c)                                  5,000            4,981
  4.69%, 05/12/06 (a)(c)                                 26,000           25,870
  4.73%, 05/22/06 (a)(c)                                 27,500           27,325
  4.76%, 05/30/06 (a)(c)                                  9,000            8,933
  4.79%, 06/01/06 (a)(c)                                 15,000           14,884
  4.65%, 07/11/06 (a)(c)                                  3,000            2,963
  4.65%, 07/18/06 (a)(c)                                  6,000            5,920
  4.98%, 09/05/06 (a)(c)                                  5,000            4,895
SKANDINAVISKA ENSKILDA BANKEN
AB
  4.48%, 05/10/06                                        30,000           29,865
SOCIETE GENERALE NORTH
AMERICA, INC.
  4.66%, 07/05/06 (d)                                     7,000            6,918
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 10/30/06 (b)                                    39,000           39,000
  4.98%, 11/01/06                                        32,721           31,794
THUNDER BAY FUNDING LLC
  4.50%, 04/10/06 (a)(c)(d)                              35,000           34,970
TICONDEROGA FUNDING, LLC
  4.66%, 04/07/06 (a)(c)(d)                              14,879           14,871
TRIPLE A ONE FUNDING CORP.
  4.92%, 06/19/06 (a)(c)(d)                              10,000            9,896
TULIP FUNDING CORP.
  4.61%, 04/03/06 (a)(c)(d)                              25,000           25,000
UBS FINANCE (DELAWARE), INC.
  4.59%, 04/28/06 (d)                                    12,300           12,261
  4.67%, 06/02/06 (d)                                    65,000           64,502
  4.79%, 06/06/06 (d)                                     6,875            6,817
  4.90%, 06/06/06 (d)                                     2,000            1,983
  4.93%, 08/10/06 (d)                                     4,000            3,931
VARIABLE FUNDING CAPITAL CORP.
  4.64%, 04/12/06 (a)(c)(d)                              31,000           30,964
WESTPAC BANKING CORP.
  4.77%, 05/30/06 (a)                                    22,000           21,836
  4.62%, 06/16/06 (a)                                     4,000            3,963
  4.94%, 06/30/06 (a)                                     2,000            1,976
  4.99%, 09/08/06 (a)                                    44,000           43,061
WHISTLEJACKET CAPITAL, L.L.C.
  4.75%, 05/22/06 (a)(c)                                 23,000           22,853
WHITE PINE FINANCE, L.L.C.
  4.30%, 04/18/06 (a)(c)                                  6,000            5,989
  4.63%, 04/27/06 (a)(c)                                  3,000            2,991
  4.75%, 05/08/06 (a)(c)                                 10,000            9,954
  4.52%, 05/09/06 (a)(c)                                  9,000            8,960

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
  4.81%, 06/05/06 (a)(c)                                  4,000            3,967
  4.88%, 06/12/06 (a)(c)                                  2,000            1,981
  4.97%, 07/25/06 (a)(c)                                  1,000              985
                                                                     -----------
                                                                       3,248,197
VARIABLE-RATE OBLIGATIONS 15.4% of net assets
--------------------------------------------------------------------------------
BANK OF IRELAND
  4.75%, 04/20/06 (a)                                    10,000           10,000
BARCLAYS BANK, PLC
  4.64%, 04/10/06                                        25,000           24,999
  4.69%, 04/18/06                                        13,000           13,000
  4.72%, 04/21/06                                         5,000            5,000
  4.76%, 04/27/06                                        60,000           59,990
BEAR STEARNS COMPANIES, INC.
  4.77%, 04/21/06                                        23,000           23,000
BNP PARIBAS
  4.60%, 04/04/06                                        24,000           23,996
  4.60%, 04/06/06                                        10,000            9,998
  4.64%, 04/10/06                                        10,000            9,999
  4.71%, 04/18/06                                         4,000            4,000
BRECKENRIDGE TERRACE L.L.C.
  4.88%, 04/07/06 (d)                                     1,000            1,000
CANADIAN IMPERIAL BANK OF
COMMERCE
  4.78%, 04/24/2006                                      25,000           25,000
CC (USA), INC.
  4.83%, 04/25/2006 (a)(c)                               13,000           13,004
CONCORD MINUTEMEN CAPITAL
  CO., SERIES A
  4.77%, 04/27/06 (a)(c)(d)                              45,063           45,060
COOK COUNTY, IL
  4.85%, 04/07/06 (d)                                     1,500            1,500
DORADA FINANCE INC
  4.72%, 04/18/06 (a)(c)                                 40,000           39,999
EAGLE COUNTY CO
  4.88%, 04/07/06 (d)                                     2,000            2,000
HSH NORDBANK, AG
  4.64%, 04/10/06                                        40,000           39,872
K2 (USA), L.L.C.
  4.65%, 04/10/06 (a)(c)                                 12,000           11,999
LIBERTY LIGHTHOUSE U.S.
CAPITAL CO., L.L.C.
  4.58%, 04/03/06 (a)(c)                                  6,000            5,999
  4.65%, 04/10/06 (a)(c)                                 13,000           12,999
  4.78%, 04/28/06 (a)(c)                                  3,000            3,000
LINKS FINANCE, L.L.C.
  4.63%, 04/07/06 (a)(c)                                 18,000           17,998
  4.65%, 04/10/06 (a)(c)                                 20,000           19,998
  4.71%, 04/18/06 (a)(c)                                 14,000           14,000
  4.74%, 04/18/06 (a)(c)                                 15,000           14,999
  4.76%, 04/18/06 (a)(c)                                  2,000            2,001
MERRILL LYNCH & CO., INC.
  4.73%, 04/18/06                                        25,000           25,000
MORGAN STANLEY
  4.66%, 04/03/07                                        20,000           20,000
NORDDEUTSCHE LANDESBANK
  GIROZENTRALE
  4.70%, 04/18/06                                         4,000            4,000
NORDEA BANK AB
  4.70%, 04/11/06 (a)                                    25,000           25,000
NORDEA BANK FINLAND, PLC
  4.57%, 04/03/06                                        23,000           22,997
ROYAL BANK OF CANADA
  4.57%, 04/03/06                                       100,000           99,968
ROYAL BANK OF SCOTLAND, PLC
  4.72%, 04/19/06                                        50,000           49,995
  4.75%, 04/21/07 (a)                                    20,000           20,000
  4.75%, 04/24/06                                        14,000           13,999
  4.76%, 04/27/06                                        15,000           14,999
  4.76%, 04/28/06                                        28,000           27,997
SIGMA FINANCE, INC.
  4.71%, 04/18/06 (a)(c)                                 12,000           11,999
  4.75%, 04/18/06 (a)(c)                                 51,000           51,012
SOCIETE GENERALE
  4.60%, 04/03/06 (a)                                    15,000           15,000
SVENSKA HANDELSBANKEN AB
  4.58%, 04/03/06                                        25,000           24,997
TENDERFOOT SEASONAL HOUSING,
L.L.C
  4.88%, 04/07/06 (d)                                     2,885            2,885
THE GOLDMAN SACHS GROUP, INC.
  4.69%, 04/04/06 (b)                                    13,000           13,000
  4.76%, 04/13/06 (b)                                    30,000           30,000
WESTPAC BANKING CORP
  4.72%, 04/18/06 (a)                                    25,000           25,000
WHISTLEJACKET CAPITAL, L.L.C.
  4.63%, 04/07/06 (a)(c)                                  9,000            8,999
  4.74%, 04/20/06 (a)(c)                                  6,000            5,999
WHITE PINE FINANCE, L.L.C.
  4.68%, 04/12/06 (a)(c)                                  2,000            2,000
  4.70%, 04/18/06 (a)(c)                                  7,000            7,000
  4.70%, 04/18/06 (a)(c)                                  1,000            1,000
  4.78%, 04/20/06 (a)(c)                                 25,000           25,001
                                                                     -----------
                                                                         998,257

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

OTHER INVESTMENTS 19.7% of net assets

                                                     MATURITY
                                                      AMOUNT            VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
REPURCHASE AGREEMENTS 19.7%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA)
LLC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $26,099
4.85%, issued 03/31/06,
due 04/03/06                                             25,583           25,583

MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $255,000
4.84%, issued 03/31/06,
due 04/03/06                                            250,101          250,000

THE GOLDMAN SACHS GROUP, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$1,020,000 4.85%, issued
03/31/06, due 04/03/06                                1,000,404        1,000,000
                                                                     -----------
                                                                       1,275,583

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $6,559,037.

ISSUER
RATE, ACQUISITION DATE,                             FACE AMOUNT      COST/VALUE
MATURITY DATE                                       ($ X 1,000)      ($ X 1,000)
At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALPINE SECURITIZATION CORP.
  4.84%, 03/31/06, 04/03/06                              15,000           15,000
BLUE SPICE, L.L.C.
  4.60%, 03/02/06, 04/03/06                               5,000            5,000
THE GOLDMAN SACHS GROUP, INC.
  4.76%, 07/15/05, 04/13/06                              30,000           30,000
  4.69%, 10/04/05, 04/04/06                              13,000           13,000
  4.98%, 02/03/06, 10/30/06                              39,000           39,000

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,284,465 or 35.3% of net assets.

(b) Restricted and/or illiquid security.

(c) Asset-backed security.

(d) Credit-enhanced security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 97.7%  MUNICIPAL                                     7,619,516        7,619,516
        SECURITIES
--------------------------------------------------------------------------------
 97.7%  TOTAL INVESTMENTS                             7,619,516        7,619,516

  2.3%  OTHER ASSETS AND
        LIABILITIES                                                      180,486
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     7,800,002

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MUNICIPAL SECURITIES 97.7% of net assets

CALIFORNIA 95.4%
--------------------------------------------------------------------------------
ALAMEDA CNTY IDA
RB (Aitchison Family Partnership)
   Series 1993A
   3.18%, 04/07/06 (a)(b)                                 2,520            2,520
RB (JMS Family Partnership) Series 1995A
   3.18%, 04/07/06 (a)(b)                                 1,000            1,000
RB (Malmberg Engineering) Series 1999A
   3.37%, 04/07/06 (a)(b)                                 2,205            2,205
RB (Scientific Technology) Series 1994A
   3.23%, 04/07/06 (a)(b)                                 2,200            2,200
ANAHEIM HOUSING AUTH
M/F Housing RB (Casa Granada Apts)
   Series 1997A
   3.18%, 04/07/06 (a)(b)                                 3,495            3,495
M/F Housing RB (Park Vista Apts) Series
   2000D
   3.22%, 04/07/06 (a)(b)                                21,000           21,000
M/F Housing RB (Port Trinidad Apts)
   Series 1997C
   3.18%, 04/07/06 (a)(b)                                 1,940            1,940
M/F Housing Refunding RB (Sage Park)
   Series 1998A
   3.20%, 04/07/06 (a)(b)                                 5,500            5,500
ANAHEIM PUBLIC FINANCING AUTH
RB (Electric System Distribution
   Facilities) Series 2002A
   3.20%, 04/07/06 (a)(b)(c)(d)                           9,145            9,145
ASSOCIATION OF BAY AREA GOVERNMENTS
Bonds (Airport Premium Fare-Bart SFO
   Extension) Series 2002A
   3.19%, 04/07/06 (a)(b)(c)(d)                           9,995            9,995
COP (Harker School Foundation)
   Series 1998
   3.16%, 04/07/06 (a)(b)                                 4,200            4,200
M/F Housing RB (Artech Building)
   Series 1999A
   3.18%, 04/07/06 (a)(b)                                 3,200            3,200
M/F Housing RB (Crossing Apts)
   Series 2002A
   4.85%, 04/07/06 (a)(b)                                64,450           64,450
M/F Housing RB (Miramar Apts)
   Series 2000A
   3.20%, 04/07/06 (a)(b)                                30,000           30,000
M/F Housing RB (Mountain View Apts)
   Series 1997A
   3.23%, 04/07/06 (a)(b)                                 6,025            6,025
M/F Housing RB (Paragon Apts at the
   Crossing) Series 2005A
   3.23%, 04/07/06 (a)(b)                                22,000           22,000
RB (Francis Parker School) Series 2005
   3.16%, 04/07/06 (a)(b)                                 5,000            5,000
RB (Public Policy Institute of
   California) Series 2001A
   3.16%, 04/07/06 (a)(b)                                10,000           10,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
BAY AREA TOLL AUTH
RB (San Francisco Bridge) Series D
   3.18%, 04/07/06 (a)(b)(c)(d)                          10,125           10,125
CALIFORNIA
2005-06 RAN
   3.01%, 06/30/06                                       45,000           45,150
   3.04%, 06/30/06                                       25,000           25,084
   3.19%, 06/30/06                                       20,000           20,067
   3.25%, 06/30/06                                       20,000           20,067
Economic Recovery Bonds Series 2004A
   3.18%, 04/07/06 (b)(c)(d)                            100,000          100,000
   3.01%, 04/07/06 (a)(b)(c)(d)                          13,925           13,925
   3.18%, 04/07/06 (a)(b)(c)(d)                           8,873            8,872
   3.20%, 04/07/06 (b)(c)(d)                             18,745           18,745
   3.20%, 04/07/06 (a)(b)(c)(d)                           8,495            8,495
   3.21%, 04/07/06 (a)(b)(c)(d)                          31,420           31,420
   3.21%, 04/07/06 (b)(c)(d)                             39,995           39,995
Economic Recovery Bonds Series 2004C-18
   3.12%, 04/07/06 (a)(b)(c)                              1,000            1,000
GO Bonds
   3.18%, 04/07/06 (a)(b)(c)(d)                           7,870            7,870
   3.20%, 04/07/06 (a)(b)(c)(d)                         130,760          130,760
   3.21%, 04/07/06 (a)(b)(c)(d)                         158,325          158,325
GO Bonds Series 1999
   3.18%, 04/07/06 (a)(b)(c)(d)                          10,835           10,835
   3.20%, 04/07/06 (a)(b)(c)(d)                          13,675           13,675
GO Bonds Series 2003C-3
   3.16%, 04/07/06 (a)(b)                                20,000           20,000
GO Bonds Series 2003C-4
   3.14%, 04/07/06 (a)(b)                                 2,400            2,400
GO Bonds Series 2004A-8
   3.13%, 04/07/06 (a)(b)                                 6,400            6,400
GO Bonds Series 2004B-2
   3.07%, 04/03/06 (a)(b)                                 8,100            8,100
GO Bonds Series 2004B-6
   3.16%, 04/07/06 (a)(b)                                21,300           21,300
GO Bonds Series 2005B-7
   3.15%, 04/03/06 (a)(b)                                 9,200            9,200
GO CP Notes
   3.18%, 04/07/06 (c)                                   25,000           25,000
   3.32%, 05/03/06 (c)                                   46,950           46,950
   3.23%, 05/04/06 (c)                                   50,000           50,000
   3.29%, 05/04/06 (c)                                   48,000           48,000
   3.27%, 05/05/06 (c)                                   36,500           36,500
   3.23%, 05/09/06 (c)                                   21,300           21,300
   3.32%, 05/09/06 (c)                                   17,000           17,000
   3.33%, 05/10/06 (c)                                   12,500           12,500
   3.29%, 05/11/06 (c)                                   50,000           50,000
   3.32%, 05/11/06 (c)                                   25,000           25,000
   3.25%, 05/12/06 (c)                                   25,000           25,000
   3.34%, 06/02/06 (c)                                   31,100           31,100
   3.45%, 06/07/06 (c)                                   34,500           34,500
   3.44%, 06/08/06 (c)                                   40,000           40,000
GO Refunding Bonds
   3.20%, 04/07/06 (a)(b)(c)(d)                          10,000           10,000
   3.21%, 04/07/06 (a)(b)(c)(d)                          86,580           86,580
GO Refunding Bonds Series 2005
   3.20%, 04/07/06 (a)(b)(c)(d)                          16,125           16,125
Various Purpose GO Bonds
   3.18%, 04/07/06 (a)(b)(c)                             31,365           31,365
   3.18%, 04/07/06 (a)(b)(c)(d)                          37,665           37,665
   3.20%, 04/07/06 (a)(b)(c)(d)                           3,280            3,280
   3.21%, 04/07/06 (a)(b)(c)(d)                           4,810            4,810
Veterans GO Bonds Series CB
   3.25%, 04/07/06 (a)(b)(c)(d)                           9,375            9,375
CALIFORNIA ALTERNATIVE ENERGY
SOURCE FINANCING AUTH
Cogeneration Facility RB Series 1993B
   3.18%, 04/07/06 (b)                                   13,360           13,360
CALIFORNIA DEPT OF WATER RESOURCES
Power Supply RB Series 2002A
   3.17%, 04/07/06 (a)(b)(c)(d)                          10,475           10,475
   3.18%, 04/07/06 (a)(b)(c)(d)                          70,160           70,160
   3.21%, 04/07/06 (a)(b)(c)(d)                          12,835           12,835
Power Supply RB Series 2002B-2
   3.07%, 04/03/06 (a)(b)                                 2,375            2,375
Power Supply RB Series 2002B-3
   3.07%, 04/03/06 (a)(b)                                 4,800            4,800
Power Supply RB Series 2002B-5
   3.10%, 04/03/06 (a)(b)                                 1,300            1,300
Power Supply RB Series 2002C-1
   3.17%, 04/07/06 (a)(b)                                59,305           59,305
Power Supply RB Series
   2002C-11
   3.13%, 04/07/06 (a)(b)                                 3,100            3,100
Power Supply RB Series
   2002C-14
   3.13%, 04/07/06 (a)(b)                                 2,010            2,010
Power Supply RB Series
   2002C-17
   3.20%, 04/07/06 (a)(b)                                 9,000            9,000
Power Supply RB Series 2002C-3
   3.17%, 04/07/06 (a)(b)(c)                             17,100           17,100
Power Supply RB Series 2002C-4
   3.18%, 04/07/06 (a)(b)                                35,300           35,300

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Power Supply RB Series 2002C-8
   3.09%, 04/07/06 (a)(b)                                 3,000            3,000
Power Supply RB Series 2005F-3
   3.15%, 04/03/06 (a)(b)                                13,500           13,500
Power Supply RB Series 2005G-3
   3.17%, 04/07/06 (a)(b)(c)                             56,450           56,450
Power Supply RB Series 2005G-6
   3.17%, 04/07/06 (a)(b)(c)                             25,000           25,000
Power Supply RB Series 2005G-8
   3.17%, 04/07/06 (a)(b)(c)                             50,000           50,000
Water Refunding RB (Big Bear Lake)
   Series 1996
   3.21%, 04/07/06 (a)(b)(c)(d)                           8,445            8,445
CALIFORNIA ECONOMIC DEVELOPMENT
FINANCING AUTH
Airport Facilities RB (Mercury Air
   Group) Series 1998
   3.18%, 04/07/06 (a)(b)                                13,000           13,000
IDRB (Calco) Series 1997
   3.24%, 04/07/06 (a)(b)                                   480              480
IDRB (Gaiser Tool Company) Series 1997
   3.18%, 04/07/06 (a)(b)                                 1,545            1,545
IDRB (Lion Raisins) Series 1998
    3.18%, 04/07/06 (a)(b)                                1,055            1,055
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (California Institute of Technology)
   Series 2003A
   3.20%, 04/07/06 (b)(c)(d)                             11,270           11,270
RB (Chapman University) Series 2000
   3.30%, 04/07/06 (a)(b)                                 4,500            4,500
RB (University of Judaism) Series 1998A
   3.22%, 04/07/06 (a)(b)                                 5,100            5,100
RB (University of San Francisco)
   Series 1996
   3.18%, 04/06/06 (a)(b)(c)(d)                           8,995            8,995
Refunding RB (Pepperdine University)
   Series 2005A
   3.19%, 04/07/06 (a)(b)(c)(d)                          15,835           15,835
CALIFORNIA HEALTH FACILITIES
FINANCE AUTH
RB (Kaiser Permanente) Series 1998A
   3.20%, 04/07/06 (a)(b)(c)(d)                           9,995            9,995
CALIFORNIA HFA
Home Mortgage RB Series 2001N
   3.17%, 04/03/06 (a)(b)(c)                              4,500            4,500
Home Mortgage RB Series 2001R
   3.21%, 04/03/06 (a)(b)(c)                              1,600            1,600
   3.21%, 04/03/06 (a)(b)                                 3,145            3,145
Home Mortgage RB Series 2002B
   3.12%, 04/03/06 (a)(b)(c)                             11,900           11,900
Home Mortgage RB Series 2002F
   3.17%, 04/03/06 (a)(b)(c)                             18,165           18,165
Home Mortgage RB Series 2002J
   3.20%, 04/03/06 (a)(b)(c)                             13,075           13,075
Home Mortgage RB Series 2002P
   3.23%, 04/07/06 (a)(b)(c)                             50,700           50,700
Home Mortgage RB Series 2003D
   3.18%, 04/07/06 (a)(b)(c)                             31,495           31,495
Home Mortgage RB Series 2003H
   3.19%, 04/07/06 (a)(b)(c)                             45,430           45,430
Home Mortgage RB Series 2003K
   3.25%, 04/07/06 (b)(c)                                42,110           42,110
Home Mortgage RB Series 2003M
   3.17%, 04/03/06 (b)(c)                                20,000           20,000
   3.18%, 04/07/06 (b)(c)                                51,135           51,135
Home Mortgage RB Series 2005A
   3.18%, 04/07/06 (b)(c)                                19,250           19,250
Home Mortgage RB Series 2005B
   3.17%, 04/07/06 (b)(c)                               114,500          114,500
Home Mortgage RB Series 2005H
   3.21%, 04/03/06 (b)(c)                                25,000           25,000
M/F Housing RB III Series 2001G
   3.23%, 04/07/06 (b)(c)                                47,035           47,035
M/F Housing RB III Series 2002A
   3.20%, 04/07/06 (b)(c)                                28,675           28,675
M/F Housing RB III Series 2002E
   3.20%, 04/07/06 (b)(d)                                51,510           51,510
M/F Housing RB III Series 2005B
   3.19%, 04/07/06 (a)(b)(c)                             10,000           10,000
S/F Mortgage RB Draw Down Series 2004B-1
   3.21%, 04/06/06 (a)(b)(c)(d)                          58,085           58,085
S/F Mortgage RB Draw Down Series 2004B-2
   3.21%, 04/07/06 (a)(b)(c)                              3,990            3,990
   3.21%, 04/06/06 (a)(b)(c)(d)                          22,780           22,780
   3.21%, 04/06/06 (b)(c)(d)                              6,365            6,365
CALIFORNIA INFRASTRUCTURE AND ECONOMIC
DEVELOPMENT BANK
IDRB (American-De Rosa Lamp Arts) Series
   1999
   3.23%, 04/07/06 (a)(b)                                 4,950            4,950
IDRB (Fairmont Sign Co) Series 2000A
   3.34%, 04/07/06 (a)(b)                                 4,250            4,250

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
IDRB (Lafayette Textile Industries)
   Series 1999
   3.23%, 04/07/06 (a)(b)                                   595              595
IDRB (Nelson Name Plate Co) Series 1999
   3.19%, 04/01/06 (a)(b)                                 2,950            2,950
IDRB (Roller Bearing Co) Series 1999
   3.37%, 04/07/06 (a)(b)                                 2,400            2,400
RB (California Independent System
   Operator Corp) Series 2004A
   3.17%, 04/07/06 (a)(b)(c)                             15,185           15,185
RB (SRI International) Series 2003A
   3.16%, 04/07/06 (a)(b)                                 4,000            4,000
RB (The J. Paul Getty Trust)
   Series 2004B
   3.25%, 02/02/07 (b)                                   45,250           45,242
CALIFORNIA POLLUTION CONTROL
FINANCE AUTH
Refunding RB (PG&E Co) Series 1996A
   3.22%, 04/07/06 (a)(b)(c)(d)                          34,115           34,115
Resource Recovery RB (Sanger)
   Series 1990A
   3.23%, 04/07/06 (a)(b)                                19,200           19,200
Resource Recovery RB (Wadham Energy)
   Series 1987B
   3.20%, 04/07/06 (a)(b)                                 2,700            2,700
Solid Waste Disposal RB (Ag Resources
   III) Series 2004
   3.22%, 04/07/06 (a)(b)                                 2,790            2,790
Solid Waste Disposal RB (Agrifab)
   Series 2003
   3.22%, 04/07/06 (a)(b)                                 2,900            2,900
Solid Waste Disposal RB (Alameda Cnty
   Industries) Series 2000A
   3.22%, 04/07/06 (a)(b)                                 3,375            3,375
Solid Waste Disposal RB (Athens Disposal
   Co) Series 1995A
   3.22%, 04/07/06 (a)(b)                                 7,555            7,555
Solid Waste Disposal RB (Athens Disposal
   Co) Series 1999A
   3.22%, 04/07/06 (a)(b)                                 5,100            5,100
Solid Waste Disposal RB (Athens
   Services) Series 2001A
   3.22%, 04/07/06 (a)(b)                                 3,700            3,700
Solid Waste Disposal RB (Atlas Disposal
   Industries) Series 1999A
   3.22%, 04/07/06 (a)(b)                                 3,000            3,000
Solid Waste Disposal RB (BLT Enterprises
   of Fremont) Series 2005A
   3.27%, 04/07/06 (a)(b)                                 7,280            7,280
Solid Waste Disposal RB (BLT Enterprises
   of Sacramento) Series 1999A
   3.22%, 04/07/06 (a)(b)                                 6,500            6,500
Solid Waste Disposal RB (Blue Line
   Transfer) Series 1999A
   3.22%, 04/07/06 (a)(b)                                 4,100            4,100
Solid Waste Disposal RB (Blue Line
   Transfer) Series 2001A
   3.22%, 04/07/06 (a)(b)                                 4,100            4,100
Solid Waste Disposal RB (Burrtec Waste
   Group) Series 2004
   3.22%, 04/07/06 (a)(b)                                 1,985            1,985
Solid Waste Disposal RB (Burrtec Waste
   Group) Series 2006A
   3.22%, 04/07/06 (a)(b)                                 6,145            6,145
Solid Waste Disposal RB (Burrtec Waste
   Industries) Series 1997B
   3.22%, 04/07/06 (a)(b)                                 3,200            3,200
Solid Waste Disposal RB (California
   Waste Solutions) Series 2002A
   3.22%, 04/07/06 (a)(b)                                 3,375            3,375
Solid Waste Disposal RB (California
   Waste Solutions) Series 2004A
   3.22%, 04/07/06 (a)(b)                                 8,350            8,350
Solid Waste Disposal RB (Cheese and
   Protein International) Series 2001A
   3.21%, 04/07/06 (a)(b)                                10,000           10,000
Solid Waste Disposal RB (Cold Canyon
   Landfill) Series 1998A
   3.22%, 04/07/05 (a)(b)                                 5,845            5,845
Solid Waste Disposal RB (Contra Costa
   Waste Service) Series 1995A
   3.22%, 04/07/06 (a)(b)                                 1,700            1,700
Solid Waste Disposal RB (CR&R Inc)
   Series 1995A
   3.25%, 04/07/06 (a)(b)                                 3,160            3,160

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Solid Waste Disposal RB (CR&R Inc)
   Series 2000A
   3.25%, 04/07/06 (a)(b)                                 2,860            2,860
Solid Waste Disposal RB (CR&R Inc)
   Series 2002A
   3.25%, 04/07/06 (a)(b)                                 3,900            3,900
Solid Waste Disposal RB (EDCO Disposal
   Corp) Series 1996A
   3.22%, 04/07/06 (a)(b)                                12,345           12,345
Solid Waste Disposal RB (EDCO Disposal
   Corp) Series 2004A
   3.22%, 04/07/06 (a)(b)                                22,200           22,200
Solid Waste Disposal RB (Escondido
   Disposal/Jemco Equipment Corp)
   Series 1998A
   3.27%, 04/07/06 (a)(b)                                 7,845            7,845
Solid Waste Disposal RB (Federal
   Disposal Service) Series 2001A
   3.27%, 04/07/06 (a)(b)                                 1,950            1,950
Solid Waste Disposal RB (Greenteam of
   San Jose) Series 1997A
   3.22%, 04/07/06 (a)(b)                                 1,120            1,120
Solid Waste Disposal RB (Greenteam of
   San Jose) Series 2001A
   3.22%, 04/07/06 (a)(b)                                10,100           10,100
Solid Waste Disposal RB (Greenwaste of
   Tehama) Series 1999A
   3.22%, 04/07/06 (a)(b)                                 1,175            1,175
Solid Waste Disposal RB (GreenWaste
   Recovery, Inc) Series 2006A
   3.27%, 04/07/06 (a)(b)                                 3,080            3,080
Solid Waste Disposal RB (Madera Disposal
   Systems Inc) Series 1998A
   3.22%, 04/07/06 (a)(b)                                 1,800            1,800
Solid Waste Disposal RB (Marborg
   Industries) Series 2000A
   3.22%, 04/07/06 (a)(b)                                 4,170            4,170
Solid Waste Disposal RB (Metropolitan
   Recycling Corp) Series 2000B
   3.27%, 04/07/06 (a)(b)                                 3,190            3,190
Solid Waste Disposal RB (Mottra Corp)
   Series 2002A
   3.27%, 04/07/06 (a)(b)                                 1,910            1,910
Solid Waste Disposal RB (Napa Recycling
   and Waste Services) Series 2005A
   3.27%, 04/07/06 (a)(b)                                 5,260            5,260
Solid Waste Disposal RB (Norcal Waste
   System) Series 2001
   3.22%, 04/07/06 (a)(b)                                11,015           11,015
Solid Waste Disposal RB (Norcal Waste
   System) Series 2002A
   3.22%, 04/07/06 (a)(b)                                 6,000            6,000
Solid Waste Disposal RB (Norcal Waste
   System) Series 2003A
   3.22%, 04/07/06 (a)(b)                                 4,000            4,000
Solid Waste Disposal RB (Orange Ave
   Disposal Co) Series 2002A
   3.22%, 04/07/06 (a)(b)                                 5,950            5,950
Solid Waste Disposal RB (Ratto Group of
   Companies) Series 2001A
   3.22%, 04/07/06 (a)(b)                                 3,715            3,715
Solid Waste Disposal RB (Sanco Services)
   Series 2002A
   3.27%, 04/07/06 (a)(b)                                 3,200            3,200
Solid Waste Disposal RB (Santa Clara
   Valley Disposal) Series 2001A
   3.22%, 04/07/06 (a)(b)                                 4,160            4,160
Solid Waste Disposal RB (Santa Clara
   Valley Industries) Series 1998A
   3.27%, 04/07/06 (a)(b)                                 1,800            1,800
Solid Waste Disposal RB (Solag Disposal)
   Series 1997A
   3.25%, 04/07/06 (a)(b)                                 2,135            2,135
Solid Waste Disposal RB (Specialty Solid
   Waste and Recycling) Series 2001A
   3.27%, 04/07/06 (a)(b)                                 2,280            2,280
Solid Waste Disposal RB (Talco Plastics)
   Series 1997A
   3.23%, 04/07/06 (a)(b)                                 3,275            3,275
Solid Waste Disposal RB (Valley Vista
   Services) Series 2003A
   3.22%, 04/07/06 (a)(b)                                 3,905            3,905
Solid Waste Disposal RB (West Valley
   MRF) Series 1997A
   3.27%, 04/07/06 (a)(b)                                 3,260            3,260
Solid Waste Disposal RB (Zanker Road
   Landfill) Series 1999C
   3.27%, 04/07/06 (a)(b)                                 5,420            5,420

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
CALIFORNIA PUBLIC WORKS BOARD
Lease RB (Regents of the University of
   California) Series 2005C
   3.21%, 04/07/06 (b)(c)(d)                              8,140            8,140
Lease RB (University of California)
   Series 1997C
   3.20%, 04/07/06 (a)(b)(c)(d)                          10,900           10,900
Lease RB (University of California)
   Series 2005C
   3.21%, 04/07/06 (b)(c)(d)                             26,740           26,740
Lease RB Series 1999A
   3.20%, 04/07/06 (a)(b)(c)(d)                           9,985            9,985
Lease RB Series 2005E
   3.21%, 04/07/06 (a)(b)(c)(d)                          11,130           11,130
Lease Refunding RB (Dept of Corrections
   and Rehabilitation) Series 2005J
   3.21%, 04/07/06 (a)(b)(c)(d)                          25,000           25,000
Lease Refunding RB (Dept of Corrections)
   Series 1993A
   3.18%, 04/07/06 (a)(b)(c)(d)                           3,000            3,000
CALIFORNIA SCHOOL CASH RESERVE
 PROGRAM AUTH
Pool Bonds Series 2005A
   2.60%, 07/06/06 (a)                                   54,175           54,365
CALIFORNIA STATE UNIVERSITY
Systemwide RB Series 2005C
   3.19%, 04/07/06 (a)(b)(c)(d)                          16,390           16,390
   3.20%, 04/07/06 (a)(b)(c)(d)                           9,505            9,505
   3.21%, 04/07/06 (a)(b)(c)(d)                          43,765           43,765
CALIFORNIA STATEWIDE COMMUNITIES
DEVELOPMENT AUTH
COP (Sutter Health Related Group)
   3.20%, 04/07/06 (a)(b)(c)(d)                           5,000            5,000
IDRB (Biocol Investments) Series 1997B
   3.32%, 04/07/06 (a)(b)                                 1,405            1,405
IDRB (Cowden Metal Stamping and Tooling)
   Series 1997A
   3.32%, 04/07/06 (a)(b)                                   995              995
IDRB (Golden Valley Grape Juice and
   Wine) Series 1998
   3.27%, 04/07/06 (a)(b)                                   420              420
IDRB (RL Group) Series 1998C
   3.27%, 04/07/06 (a)(b)                                 1,410            1,410
M/F Housing RB (Agave at Elk Grove Apts)
   Series 2003DD
   3.20%, 04/07/06 (a)(b)                                15,100           15,100
IDRB (Integrated Rolling Co)
   Series 1999A
   3.19%, 04/01/06 (a)(b)                                 1,300            1,300
M/F Housing RB (Bay Vista at MeadowPark
   Apts) Series 2003NN-1
   3.23%, 04/07/06 (a)(b)                                15,000           15,000
M/F Housing RB (Bay Vista at MeadowPark
   Apts) Series 2003NN2
   3.23%, 04/07/06 (a)(b)                                 5,000            5,000
M/F Housing RB (Creekside at MeadowPark
   Apts) Series 2002HH
   3.20%, 04/07/06 (a)(b)                                10,135           10,135
M/F Housing RB (Cypress Villa Apts)
   Series 2000F
   3.20%, 04/07/06 (a)(b)                                 4,725            4,725
M/F Housing RB (Dublin Ranch Senior
   Apts) Series 2003OO
   3.23%, 04/07/06 (a)(b)                                15,090           15,090
M/F Housing RB (Dublin Ranch Senior
   Apts) Series 2006G
   3.23%, 04/07/06 (a)(b)                                 5,010            5,010
M/F Housing RB (Emerald Gardens Apts)
   Series 2000E
   3.20%, 04/07/06 (a)(b)                                 7,320            7,320
M/F Housing RB (Fairway Family Apts)
   Series 2003PP
   3.23%, 04/07/06 (a)(b)                                30,000           30,000
M/F Housing RB (Fairway Family Apts)
   Series 2006H
   3.23%, 04/07/06 (a)(b)                                 7,000            7,000
M/F Housing RB (Heritage Oaks Apts)
   Series 2004YY
   3.20%, 04/07/06 (a)(b)                                 7,000            7,000
M/F Housing RB (Kimberly Woods Apts)
   Series 1995B
   3.22%, 04/07/06 (a)(b)                                13,400           13,400
M/F Housing RB (Las Flores Village Apts)
   Series 2004JJ
   3.13%, 04/07/06 (a)(b)                                13,500           13,500
M/F Housing RB (Laurel Park Senior Apts)
   Series 2002H
   3.18%, 04/07/06 (a)(b)                                 5,500            5,500
M/F Housing RB (Marlin Cove Apts)
   Series 2000V
   3.20%, 04/07/06 (a)(b)                                 8,000            8,000
M/F Housing RB (Oak Center Towers)
   Series 2005L
   3.20%, 04/07/06 (a)(b)                                11,450           11,450

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
M/F Housing RB (Los Padres Apts)
   Series 2003E
   3.20%, 04/07/06 (a)(b)                                10,750           10,750
M/F Housing RB (Oakmont of Concord)
   Series 2002Q
   3.20%, 04/07/06 (a)(b)(d)                             25,000           25,000
M/F Housing RB (Park David Senior Apts)
   Series 1999D
   3.20%, 04/07/06 (a)(b)                                 8,220            8,220
M/F Housing RB (Plaza Club Apts)
   Series 1997A
   3.19%, 04/07/06 (a)(b)                                10,290           10,290
M/F Housing RB (Rancho Santa Fe Village
   Apts) Series 2004EE
   3.13%, 04/07/06 (a)(b)                                13,000           13,000
M/F Housing RB (Sagewood At Stonebridge
   Estates) Series 2005CC
   3.20%, 04/07/06 (a)(b)                                 9,100            9,100
M/F Housing RB (Silvercrest Residence)
   Series 2003EEE
   3.18%, 04/07/06 (a)(b)                                23,130           23,130
M/F Housing RB (The Belmont)
   Series 2005F
   3.20%, 04/07/06 (a)(b)                                10,500           10,500
M/F Housing RB (The Crossings Senior
   Apts-Phase II) Series 2005J
   3.23%, 04/07/06 (a)(b)                                 7,425            7,425
M/F Housing RB (The Fountains At
   Seacliff Apts) Series 2002Y
   3.20%, 04/07/06 (a)(b)                                12,540           12,540
M/F Housing RB (Valley Palms Apts)
   Series 2002C
   3.20%, 04/07/06 (a)(b)                                12,000           12,000
M/F Housing RB (Villas at Hamilton Apts)
   Series 2001HH
   3.20%, 04/07/06 (a)(b)                                11,440           11,440
M/F Housing RB (Wilshire Court Apts)
   Series 2003M
   3.20%, 04/07/06 (a)(b)                                15,000           15,000
M/F Housing RB (Wilshire Court Apts)
   Series 2004AAA
   3.20%, 04/07/06 (a)(b)                                15,000           15,000
M/F Housing RB (Woodsong Apts)
   Series 1997B
   3.18%, 04/07/06 (a)(b)                                 3,127            3,127
M/F Housing RB (Wyndover Apts)
   Series 2004LL
   3.20%, 04/07/06 (a)(b)                                 9,000            9,000
M/F Housing Refunding RB (Crystal View
   Apts) Series 2004A
   3.20%, 04/07/06 (a)(b)                                 7,075            7,075
RB (Elder Care Alliance) Series 2000
   3.17%, 04/07/06 (a)(b)                                12,560           12,560
RB (Japanese American National Museum)
   Series 2000A
   3.16%, 04/07/06 (a)(b)                                 4,500            4,500
RB (Jewish Federation Council of Greater
   Los Angeles) Series 2000A
   3.22%, 04/07/06 (a)(b)                                 2,100            2,100
RB (Kaiser Permanente) Series 2001C
   3.85%, 08/01/06 (b)                                   15,000           15,027
RB (Kaiser Permanente) Series 2004K
   3.20%, 04/04/06                                       14,000           14,000
   3.33%, 05/10/06                                       24,700           24,700
   3.30%, 05/15/06                                        5,000            5,000
RB (Kaiser Permanente) Series 2004M
   3.17%, 04/07/06 (b)                                    8,000            8,000
RB (Laurence School) Series 2003
   3.16%, 04/07/06 (a)(b)                                 3,875            3,875
RB (National Public Radio) Series 2002
   3.17%, 04/07/06 (a)(b)                                 1,365            1,365
RB (Painted Turtle) Series 2003
   3.16%, 04/07/06 (a)(b)                                13,650           13,650
Refunding RB (13th and I Associates)
   Series 1991
   3.32%, 04/07/06 (a)(b)                                 3,905            3,905
TRAN Series 2005A-2
   2.62%, 06/30/06                                       12,500           12,541
TRAN Series 2005A-3
   2.62%, 06/30/06                                        7,500            7,524
TRAN Series 2005A-4
   2.63%, 06/30/06                                        7,500            7,524
   2.62%, 06/30/06                                       22,000           22,071
TRAN Series 2005A-5
   2.62%, 06/30/06                                       14,500           14,531
   3.24%, 06/30/06                                       50,000           50,107

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
CARLSBAD
M/F Housing Refunding RB (Santa Fe Ranch
   Apts) Series 1993A
   3.16%, 04/07/06 (a)(b)                                14,400           14,400
CENTRAL UNIFIED SD
GO Refunding Bonds Series 2005
   3.19%, 04/07/06 (a)(b)(c)(d)                          11,855           11,855
CLOVIS UNIFIED SD
TRAN Series 2005
   2.74%, 07/05/06                                       19,000           19,059
CONTRA COSTA CNTY
M/F Mortgage RB (El Cerrito Royale)
   Series 1987A
   3.18%, 04/07/06 (a)(b)                                 2,480            2,480
CONTRA COSTA WATER DISTRICT
Refunding RB Series N
   3.40%, 04/07/06 (a)(b)(c)(d)                          10,320           10,320
CRHMFA HOMEBUYERS FUND
S/F Mortgage RB (California Housing
   Finance Agency) Series 2005A
   3.21%, 04/03/06 (b)(c)                                13,800           13,800
DAVIS COMMUNITY FACILITIES
DISTRICT NO.1992-2
Special Tax Bonds (East Davis Mace Ranch
   Area II) Series 2000
   3.16%, 04/07/06 (a)(b)                                 3,100            3,100
DIAMOND BAR PUBLIC FINANCING
AUTH
Lease RB (Community/Senior Center)
   Series 2002A
   3.28%, 04/07/06 (a)(b)                                 5,675            5,675
DUBLIN HOUSING AUTH
M/F Housing RB (Park Sierra At Iron
   Horse Trail) Series 1998A
   3.20%, 04/07/06 (a)(b)                                14,900           14,900
EAST BAY MUNICIPAL UTILITY
DISTRICT
Water System Subordinated RB Series 2005A
   3.43%, 04/07/06 (a)(b)(c)(d)                          11,555           11,555
EAST SIDE UNION HIGH SD
GO Refunding Bonds Series 2003B
   3.21%, 04/07/06 (a)(b)(c)(d)                          23,965           23,965
EL CAJON REDEVELOPMENT
AGENCY
M/F Housing RB (Park-Mollison and
   Madison Apts) Series 1998
   3.19%, 04/07/06 (a)(b)                                 4,800            4,800
EL CAMINO COMMUNITY COLLEGE
DISTRICT
GO Bonds Series 2003A
   3.18%, 04/07/06 (a)(b)(c)(d)                          16,100           16,100
ELK GROVE UNIFIED SD
2005-06 TRAN
   3.00%, 07/06/06 (e)                                   23,000           23,042
EMERYVILLE REDEVELOPMENT
AGENCY
M/F Housing RB (Bay St Apts) Series 2002A
   3.20%, 04/07/06 (a)(b)                                81,715           81,715
ESCONDIDO
M/F Housing RB (Via Roble Apts)
   Series 2003A
   3.20%, 04/07/06 (a)(b)                                 6,900            6,900
EVERGREEN ELEMENTARY SD
GO Refunding Bonds Series 2005
   3.21%, 04/07/06 (a)(b)(c)(d)                          16,185           16,185
FILLMORE PUBLIC FINANCING AUTH
RB (Central City Redevelopment Area)
   Series 2003A
   3.17%, 04/07/06 (a)(b)                                 2,585            2,585
FOOTHILL-DEANZA COMMUNITY
COLLEGE DISTRICT
GO Bonds Series A
   3.20%, 04/07/06 (b)(c)(d)                              9,965            9,965
FRESNO IDA
IDRB (Keiser Corp) Series 1997
   3.23%, 04/07/06 (a)(b)                                 1,365            1,365
GOLDEN STATE TOBACCO SECURITIZATION CORP
Enhanced Tobacco Settlement Asset-Backed
   Bonds Series 2005A
   3.18%, 04/07/06 (a)(b)(c)(d)                          36,000           36,000
   3.20%, 04/07/06 (a)(b)(c)(d)                          37,750           37,750
   3.22%, 04/07/06 (a)(b)(c)(d)                          46,690           46,690
GOLDEN WEST SCHOOLS FINANCING
AUTH
GO RB (Beverly Hills Unified SD)
   Series 2005
   3.21%, 04/07/06 (a)(b)(c)(d)                           8,900            8,900

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
HAYWARD
M/F Housing RB (Lord Tennyson Apts)
   Series 2005A
   3.13%, 04/07/06 (a)(b)                                13,915           13,915
M/F Housing RB (Shorewood Apts)
   Series 1984A
   3.17%, 04/07/06 (a)(b)                                12,100           12,100
HAYWARD HOUSING AUTH
M/F Mortgage Refunding RB (Huntwood
   Terrace Apts) Series 1993A
   3.19%, 04/07/06 (a)(b)                                 5,255            5,255
HERCULES PUBLIC FINANCING AUTH
Lease RB Series 2003A
   3.16%, 04/07/06 (a)(b)                                 7,000            7,000
HERCULES REDEVELOPMENT
AGENCY
IDRB (Pro Media) Series 2000A
   3.40%, 04/07/06 (a)(b)                                 2,500            2,500
HUNTINGTON BEACH
M/F Housing RB (Five Points Seniors)
   Series 1991A
   3.19%, 04/07/06 (a)(b)                                 9,500            9,500
HUNTINGTON PARK
REDEVELOPMENT AGENCY
M/F Housing RB (Casa Rita Apts)
   Series 1994A
   3.19%, 04/07/06 (a)(b)                                 4,950            4,950
IRVINE
Lease RB (Capital Improvement)
   Series 1985
   3.17%, 04/07/06 (a)(b)                                 2,000            2,000
IRVINE ASSESSMENT DISTRICT
Limited Obligation Improvement Bonds
   (Assessment District No.03-19)
   Series B
   4.03%, 04/03/06 (a)(b)                                 8,400            8,400
IRVINE RANCH WATER DISTRICT
Sewer Bonds (Improvement District
   No.284-Election 1988) Series A
   3.16%, 04/03/06 (a)(b)                                   400              400
KERN CNTY
2005-06 TRAN
   3.02%, 06/30/06                                       40,660           40,751
LONG BEACH
Harbor Refunding RB Series 2005A
   3.22%, 04/07/06 (a)(b)(c)(d)                           3,015            3,015
LONG BEACH HARBOR
   CP Notes
   3.22%, 04/06/06 (c)                                   31,400           31,400
   3.25%, 04/06/06 (c)                                    1,020            1,020
   3.18%, 05/04/06 (c)                                   28,750           28,750
RB Series 2002A
   3.19%, 04/07/06 (a)(b)(c)                                355              355
Refunding RB Series 2005A
   3.22%, 04/07/06 (a)(b)(c)(d)                           2,540            2,540
   3.62%, 04/07/06 (a)(b)(c)(d)                           8,190            8,190
LOS ANGELES
GO Bonds Series 2004A
   3.21%, 04/07/06 (a)(b)(c)(d)                           9,000            9,000
GO Refunding Bonds Series 1998A
   3.21%, 04/07/06 (a)(b)(c)(d)                           4,150            4,150
M/F Housing RB (Beverly Park Apts)
   Series 1988A
   3.20%, 04/07/06 (a)(b)                                34,000           34,000
M/F Housing RB (Channel Gateway Apts)
   Series 1989B
   3.16%, 04/07/06 (a)(b)                                32,265           32,265
M/F Housing RB (Fountain Park Phase II)
   Series 2000B
   3.14%, 04/07/06 (a)(b)                                33,615           33,615
M/F Housing RB (Fountain Park)
   Series 1999P
   3.20%, 04/07/06 (a)(b)                                12,343           12,343
M/F Housing RB Series 1985K
   3.20%, 04/07/06 (a)(b)                                   852              852
M/F Housing Refunding RB (Tri-City)
   Series 2001I
   3.14%, 04/07/06 (a)(b)                                   600              600
Sanitation Equipment Charge RB
   Series 2005A
   3.21%, 04/07/06 (a)(b)(c)(d)                           5,530            5,530
TRAN Series 2005
   2.68%, 06/30/06                                       50,000           50,137
   3.19%, 06/30/06                                       20,000           20,054
LOS ANGELES CNTY
2005-06 TRAN Series A
   2.54%, 06/30/06                                       44,750           44,875
   2.75%, 06/30/06                                        2,250            2,256
   3.25%, 06/30/06                                       25,000           25,070
LOS ANGELES CNTY METROPOLITAN
TRANSPORTATION AUTHORITY
CP Notes
   3.10%, 04/06/06 (a)                                   36,650           36,650
   3.23%, 05/09/06 (a)                                   11,349           11,349

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
Sales Tax RB Series 1997A
   3.20%, 04/07/06 (a)(b)(c)(d)                          23,830           23,830
Sr Sales Tax RB Series 2001A
   3.18%, 04/07/06 (a)(b)(c)(d)                          12,600           12,600
Sr Sales Tax Refunding RB  Series 2001B
   3.20%, 04/07/06 (a)(b)(c)(d)                          24,750           24,750
LOS ANGELES COMMUNITY
COLLEGE DISTRICT
GO Refunding Bonds (2001 Election)
   Series 2005A
   3.40%, 04/07/06 (a)(b)(c)(d)                           8,140            8,140
LOS ANGELES COMMUNITY REDEVELOPMENT
AGENCY
Lease RB (Vermont Manchester Social
   Services) Series 2005
   3.20%, 04/07/06 (a)(b)(c)(d)                          23,410           23,410
M/F Housing RB (Metropolitan Lofts Apts)
   Series 2002A
   3.23%, 04/07/06 (a)(b)                                17,750           17,750
M/F Housing RB (Wilshire Station Apts)
   Series 2003A
   3.24%, 04/03/06 (a)(b)                                45,000           45,000
M/F Housing RB (Wilshire Station Apts)
   Series 2004A
   3.24%, 04/03/06 (a)(b)                                 8,000            8,000
LOS ANGELES DEPT OF WATER AND POWER
CP Notes
   3.14%, 04/04/06 (c)                                   30,000           30,000
   3.14%, 04/05/06 (c)                                   40,000           40,000
   3.10%, 04/06/06 (c)                                   57,000           57,000
Power Supply RB Series 2005A-1
   3.20%, 04/07/06 (a)(b)(c)(d)                          58,340           58,340
Power System RB Series 2001A
   3.20%, 04/07/06 (a)(b)(c)(d)                          24,750           24,750
Power System RB Series 2001A-1
   3.20%, 04/07/06 (a)(b)(c)(d)                          15,000           15,000
   3.21%, 04/07/06 (b)(c)(d)                              7,120            7,120
Power System RB Series 2005A-1
   3.17%, 04/07/06 (a)(b)(c)                              8,150            8,150
Power System RB Series 2005A-2
   3.18%, 04/07/06 (a)(b)(c)(d)                          20,800           20,800
Water System RB Series 2001A
   3.18%, 04/07/06 (a)(b)(c)(d)                          13,555           13,555
Water System RB Series 2006A
   3.20%, 04/07/06 (a)(b)(c)(d)                          60,000           60,000
Water System RB Series 2006A-2
   3.20%, 04/07/06 (a)(b)(c)                             23,495           23,495
Water Works RB Series 1999
   3.20%, 04/07/06 (a)(b)(c)(d)                          22,090           22,090
LOS ANGELES HARBOR
Refunding RB Series 2005 A&B
   3.21%, 04/07/06 (a)(b)(c)(d)                          22,915           22,915
LOS ANGELES MUNICIPAL IMPROVEMENT
Series A-1 CP Notes
   3.10%, 04/06/06 (a)                                   19,481           19,481
Series A-1 CP Notes
   3.20%, 04/07/06 (a)                                    5,000            5,000
Series A-1 CP Notes
   3.20%, 04/07/06 (a)                                    5,000            5,000
   3.22%, 04/10/06 (a)                                    5,000            5,000
LOS ANGELES UNIFIED SD
2005-06 TRAN Series A
   2.94%, 10/18/06                                       58,485           58,889
   2.91%, 10/18/06                                       50,000           50,419
GO Bonds (Election 2004) Series 2006F
   3.25%, 07/01/06 (a)(b)(c)                              5,280            5,280
GO Bonds (Election of 2002) Series 2003A
   3.20%, 04/07/06 (a)(b)(c)(d)                          20,745           20,745
GO Bonds (Election of 2004) Series 2005E
   2.75%, 07/01/06                                        6,000            6,018
GO Bonds Series 1999C
   3.17%, 04/07/06 (a)(b)(c)(d)                          16,400           16,400
GO Refunding Bonds Series 2005A-1
   3.21%, 04/07/06 (a)(b)(c)(d)                           8,740            8,740
GO Refunding Bonds Series 2005A-2
   3.20%, 04/07/06 (a)(b)(c(d))                           6,600            6,600
   3.21%, 04/07/06 (a)(b)(c)(d)                          12,630           12,630
LOS ANGELES WASTEWATER SYSTEM
RB Series 1998A
   3.19%, 04/06/06 (a)(b)(c)(d)                          17,000           17,000
Refunding RB Series 2002A
   3.18%, 04/07/06 (a)(b)(c)(d)                          12,245           12,245
MADERA CNTY
Lease RB (Madera Municipal Golf Course
   Refinancing) Series 1993
   3.12%, 04/07/06 (a)(b)                                 2,945            2,945
MADERA IRRIGATION FINANCING
AUTH
Water RB Series 2005A
   3.14%, 04/03/06 (a)(b)(c)                              4,400            4,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
MARTINEZ
M/F Housing Refunding RB (Muirwood
   Garden Apts) Series 2003A
   3.13%, 04/07/06 (a)(b)                                 6,800            6,800
MERCED IRRIGATION DISTRICT
Electric System Refunding RB Series 2005
   3.20%, 04/07/06 (a)(b)(c)(d)                           3,250            3,250
MT SAN ANTONIO COMMUNITY
COLLEGE DISTRICT
GO Bonds (2001 Election) Series 2004B
   3.18%, 04/07/06 (a)(b)(c)(d)                          13,140           13,140
OAKLAND
Insured RB (180 Harrison Foundation)
   Series 1999A
   3.20%, 04/07/06 (a)(b)(c)(d)                           4,500            4,500
OCEANSIDE
M/F Mortgage RB (Riverview Springs Apts)
   Series 1990A
   3.19%, 04/07/06 (a)(b)                                14,570           14,570
OHLONE COMMUNITY COLLEGE
DISTRICT
GO Bonds (Election of 2002) Series B
   3.19%, 04/07/06 (a)(b)(c)(d)                          10,000           10,000
ONTARIO HOUSING AUTH
M/F Housing RB (Parc Vista) Series 2006B
   3.20%, 04/07/06 (a)(b)                                 6,960            6,960
M/F Housing RB (Terrace View)
   Series 2006A
   3.20%, 04/07/06 (a)(b)                                 6,240            6,240
ORANGE CNTY
Apartment Development Refunding RB
   (Villas Aliento) Series 1998E
   3.13%, 04/07/06 (a)(b)                                 4,500            4,500
COP (Florence Crittenton Services)
   Series 1990
   3.02%, 04/07/06 (a)(b)                                 4,600            4,600
ORANGE CNTY LOCAL
TRANSPORTATION AUTH
Sales Tax Revenue CP Notes
   3.17%, 04/06/06 (a)                                   29,100           29,100
ORANGE CNTY SANITATION DISTRICT
COP Series 2003
   3.18%, 04/07/06 (a)(b)(c)(d)                           2,133            2,133
PALO ALTO UNIFIED SD
GO Bonds (Election of 1995) Series B
   3.20%, 04/07/06 (b)(c)(d)                              6,000            6,000
PETALUMA COMMUNITY
DEVELOPMENT COMMISSION
M/F Housing RB (Oakmont) Series 1996A
   3.18%, 04/07/06 (a)(b)                                 3,350            3,350
PETALUMA SD
TRAN Series 2005
   2.58%, 07/06/06                                        4,020            4,034
PINOLE REDEVELOPMENT AGENCY
M/F Housing RB (East Bluff Apts)
   Series 1998A
   3.23%, 04/07/06 (a)(b)                                 4,959            4,959
PLEASANT HILL
M/F Mortgage RB (Brookside Apts)
   Series 1988A
   3.09%, 04/07/06 (a)(b)                                 4,100            4,100
PLEASANTON
M/F Housing RB (Busch Senior Housing)
   Series 2003A
   3.20%, 04/07/06 (a)(b)                                13,360           13,360
PORT OF OAKLAND
CP Series D
   3.30%, 05/05/06 (a)                                   62,213           62,211
RB Series 2000K
   3.25%, 04/07/06 (a)(b)(c)(d)                          15,000           15,000
   3.22%, 04/07/06 (a)(b)(c)(d)                          18,335           18,335
RB Series 2002L
   3.21%, 04/07/06 (a)(b)(c)(d)                          13,000           13,000
RANCHO SANTIAGO COMMUNITY
COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.20%, 04/07/06 (a)(b)(c)(d)                          10,000           10,000
REDWOOD CITY
COP (City Hall) Series 1998
   3.16%, 04/07/06 (a)(b)                                 5,125            5,125
RICHMOND
M/F Housing RB (Baycliff Apts)
   Series 2004A
   3.20%, 04/07/06 (a)(b)                                28,800           28,800
RIVERSIDE CNTY HOUSING AUTH
M/F Housing RB (Victoria Springs Apts)
   Series 1989C
   3.19%, 04/07/06 (a)(b)                                 9,000            9,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
RIVERSIDE COUNTY TRANSIT
CP Notes
   3.34%, 06/08/06 (a)                                   10,904           10,904
ROSEVILLE JOINT UNION HIGH SD
COP Series 2003
   3.16%, 04/07/06 (a)(b)(c)                              5,555            5,555
SACRAMENTO AREA FLOOD CONTROL
AGENCY
Bonds (North Area Local Project Capital
   Assessment District No. 2) Series 2005
   3.21%, 04/07/06 (a)(b)(c)(d)                           7,465            7,465
SACRAMENTO CNTY
2005 TRAN Series A
   2.73%, 07/10/06                                        4,470            4,485
Special Facilities Airport RB (Cessna
   Aircraft Co) Series 1998
   3.17%, 04/07/06 (a)(b)                                 3,300            3,300
SACRAMENTO CNTY HOUSING AUTH
M/F Housing RB (Carlton Plaza Senior
   Apts) Series 2003E
   3.23%, 04/07/06 (a)(b)                                14,000           14,000
M/F Housing RB (Hastings Park Apts)
   Series 2004G
   3.20%, 04/07/06 (a)(b)                                16,500           16,500
M/F Housing RB (Hidden Oaks Apts)
   Series 1999C
   3.20%, 04/07/06 (a)(b)                                 6,300            6,300
M/F Housing Refunding RB (Chesapeake
   Commons Apts) Series 2001C
   3.19%, 04/07/06 (a)(b)                                28,000           28,000
SACRAMENTO CNTY SANITATION DISTRICT
FINANCING AUTH
RB Series 2000A
   3.21%, 04/07/06 (b)(c)(d)                              6,090            6,090
RB Series 2004A
   3.20%, 04/07/06 (a)(b)(c)(d)                           3,230            3,230
SACRAMENTO FINANCE AUTH
Refunding RB (Solid Waste, Redevelopment
   and Master Lease Program) Series 2005
   3.21%, 04/07/06 (a)(b)(c)(d)                          16,810           16,810
SACRAMENTO HOUSING AUTH
M/F Housing RB (Atrium Court Apts) 2002G
   3.20%, 04/07/06 (a)(b)                                17,200           17,200
M/F Housing RB (St Anton Building Apts)
   Series 2003I
   3.20%, 04/07/06 (a)(b)                                 8,000            8,000
SACRAMENTO MUNICIPAL UTILITY
DISTRICT FINANCING AUTH
Consumers Project RB Series 2006
   3.20%, 04/07/06 (a)(b)(c)(d)                          10,475           10,475
SACRAMENTO REDEVELOPMENT
AGENCY
M/F Housing RB (18th and L Apts)
   Series 2002E
   3.20%, 04/07/06 (a)(b)                                21,075           21,075
SAN DIEGO CNTY AND SD POOL
PROGRAM
TRAN Series 2005A
   2.58%, 07/14/06                                       45,000           45,156
SAN DIEGO CNTY REGIONAL
AIRPORT AUTH
Refunding RB Series 2005
   3.22%, 04/07/06 (a)(b)(c)(d)                           5,910            5,910
SAN DIEGO CNTY REGIONAL
TRANSPORTATION COMMISSION
Subordinate Sales Tax Revenue CP Notes
   (Limited Tax Bonds) Series A
   3.34%, 06/08/06 (c)                                   29,159           29,159
SAN DIEGO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2005
   3.20%, 04/07/06 (a)(b)(c)(d)                          31,030           31,030
   3.21%, 04/07/06 (a)(b)(c)(d)                           5,275            5,275
GO Series 2005
   3.19%, 04/07/06 (a)(b)(c)(d)                          17,495           17,495
SAN DIEGO HOUSING AUTH
M/F Housing RB (Delta Village Apts)
   Series 2005A
   3.19%, 04/07/06 (a)(b)                                 9,000            9,000
M/F Housing RB (Hillside Garden Apts)
   Series 2004B
   3.20%, 04/07/06 (a)(b)                                13,595           13,595
M/F Mortgage Refunding RB (Creekside
   Villa Apts) Series 1999B
   3.19%, 04/07/06 (a)(b)                                 6,000            6,000
SAN DIEGO UNIFIED SD
2005-2006 TRAN Series A
   2.64%, 07/24/06                                       60,000           60,244
GO Bonds Series 2002D
   3.18%, 04/07/06 (a)(b)(c)(d)                          12,280           12,280
GO Bonds Series 2003E
   3.18%, 04/07/06 (a)(b)(c)(d)                          21,665           21,665

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
SAN FRANCISCO AIRPORTS COMMISSION
Second Series RB (San Francisco
   International Airport) Series 18B
   3.18%, 04/07/06 (a)(b)(c)(d)                          16,255           16,255
Second Series RB (San Francisco
   International Airport) Series 24A
   3.21%, 04/07/06 (a)(b)(c)(d)                          12,670           12,670
Second Series Refunding RB (San
   Francisco International Airport)
   Series 33A
   3.17%, 04/07/06 (a)(b)(c)                             20,000           20,000
Second Series Refunding RB (San
   Francisco International Airport)
   Series 33B
   3.18%, 04/07/06 (a)(b)(c)                             10,000           10,000
Second Series Refunding RB (San
   Francisco International Airport)
   Series 33D
   3.17%, 04/07/06 (a)(b)(c)                             25,000           25,000
Second Series Refunding RB (San
   Francisco International Airport)
   Series 33E
   3.18%, 04/07/06 (a)(b)(c)                             10,000           10,000
Second Series Refunding RB (San
   Francisco International Airport)
   Series 33G
   3.20%, 04/07/06 (a)(b)(c)                             10,000           10,000
Second Series Refunding RB (San
   Francisco International Airport)
   Series 33H
   3.23%, 04/07/06 (a)(b)(c)                             20,200           20,200
SAN FRANCISCO CITY AND CNTY
GO Bonds (Laguna Honda Hospital-1999)
   Series 2005D
   3.10%, 04/07/06 (a)(b)(c)                              3,200            3,200
GO Bonds Series 2005 F&G
   3.21%, 04/07/06 (a)(b)(c)(d)                           5,000            5,000
M/F Housing RB (Carter Terrace Apts)
   Series 2002B
   3.20%, 04/07/06 (a)(b)                                 6,475            6,475
M/F Housing Refunding RB (City Heights
   Apts) Series 1997A
   3.22%, 04/07/06 (a)(b)                                20,800           20,800
M/F Housing Refunding RB (Valencia
   Gardens) Series 2004
   3.20%, 04/07/06 (a)(b)                                16,000           16,000
SAN FRANCISCO CITY AND CNTY
REDEVELOPMENT AGENCY
M/F Housing RB (Derek Silva Community)
   Series 2002D
   3.20%, 04/07/06 (a)(b)                                 2,700            2,700
M/F Housing RB (Notre Dame Apts)
   Series 2000G
   3.19%, 04/07/06 (a)(b)                                14,100           14,100
M/F Housing RB (Ocean Beach Apts)
   Series 2001B
   3.25%, 04/07/06 (a)(b)                                 7,134            7,134
M/F Housing Refunding RB (Fillmore
   Center) Series 1992A-2
   3.18%, 04/07/06 (a)(b)                                 3,750            3,750
SAN FRANCISCO CNTY TRANSPORTATION AUTH
CP Notes
   3.17%, 04/06/06 (c)                                   27,500           27,500
   3.25%, 04/10/06 (c)                                   12,500           12,500
   3.28%, 05/15/06 (c)                                   19,700           19,700
SAN FRANCISCO UNIFIED SD
GO Bonds (Election of 2003) Series 2005B
   3.21%, 04/07/06 (a)(b)(c)(d)                           9,810            9,810
GO Bonds (Prop A, Election of 2003)
   Series 2005B
   3.20%, 04/07/06 (a)(b)(c)(d)                           2,645            2,645
SAN GABRIEL VALLEY COUNCIL OF
GOVERNMENTS
Alameda Corridor-East-Construction
   Project Grant Anticipation Notes
   3.17%, 04/06/06 (a)                                   37,000           37,000
   3.25%, 05/09/06 (a)                                    4,400            4,400
SAN JOSE
GO Bonds (Libraries, Parks and Public
   Safety) Series 2002
   3.18%, 04/07/06 (a)(b)(c)(d)                          11,971           11,971
M/F Housing RB (Almaden Family Apts)
   Series 2003D
   3.20%, 04/07/06 (a)(b)                                 5,000            5,000
M/F Housing RB (Almaden Lake Village
   Apts) Series 1997A
   3.19%, 04/07/06 (a)(b)                                20,400           20,400
M/F Housing RB (Betty Anne Gardens Apts)
   Series 2002A
   3.19%, 04/07/06 (a)(b)                                 7,510            7,510

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
M/F Housing RB (El Paseo Apts)
   Series 2002B
   3.19%, 04/07/06 (a)(b)                                 5,145            5,145
M/F Housing RB (Raintree Apts)
   Series 2005A
   3.20%, 04/07/06 (a)(b)                                10,500           10,500
M/F Housing RB (Siena at Renaissance
   Square Apts) Series 1996A
   3.20%, 04/07/06 (a)(b)                                21,500           21,500
SAN JOSE FINANCING AUTH
Lease RB (Land Acquisition) Series 2005B
   3.22%, 04/07/06 (a)(b)(c)                             12,845           12,845
SAN JOSE REDEVELOPMENT AGENCY
M/F Housing RB (101 San Fernando Apts)
   Series 1998A
   3.20%, 04/07/06 (a)(b)                                38,000           38,000
Tax Allocation Bonds (Merged Area
   Redevelopment) Series 2005C
   3.20%, 04/07/06 (a)(b)                                16,575           16,575
Tax Allocation Bonds (Merged Area
   Redevelopment) Series 2005D
   3.20%, 04/07/06 (a)(b)                                10,000           10,000
Tax Allocation Refunding Bonds (Merged
   Area Redevelopment) Series 2005A
   3.21%, 04/07/06 (a)(b)(c)(d)                          16,440           16,440
SAN JOSE-EVERGREEN
COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004) Series A
   3.20%, 04/07/06 (a)(b)(c)(d)                          10,745           10,745
SAN MARCOS REDEVELOPMENT
AGENCY
M/F Housing RB (Grandon Village)
   Series 2002A
   3.13%, 04/07/06 (a)(b)                                13,500           13,500
SAN MATEO CNTY TRANSIT DISTRICT
Limited Tax Refunding Bonds Series 2005A
   3.21%, 04/07/06 (a)(b)(c)(d)                           8,765            8,765
SANTA BARBARA CNTY
2005-2006 TRAN Series A
   2.63%, 07/25/06                                       28,500           28,618
SANTA CLARA CNTY HOUSING AUTH
M/F Housing RB (Monte Vista Terrace
   Apts) Series 2005C
   3.26%, 04/07/06 (a)(b)                                 7,000            7,000
SANTA FE SPRINGS IDA
IDRB (Tri-West) Series 1983
   3.25%, 04/03/06 (a)(b)                                 4,000            4,000
SANTA ROSA
Wastewater Refunding RB Series 2004A
   3.16%, 04/07/06 (a)(b)                                24,000           24,000
SANTA ROSA HOUSING AUTH
M/F Housing RB (Quail Run Apts)
   Series 1997A
   3.23%, 04/07/06 (a)(b)                                 8,190            8,190
SIERRA JOINT COMMUNITY COLLEGE
DISTRICT
GO Bonds (School Facilities Improvement
   District No.1 & 2-Election of 2004)
   Series A
   3.21%, 04/07/06 (a)(b)(c)(d)                          12,425           12,425
SONOMA CNTY JUNIOR COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.18%, 04/07/06 (a)(b)(c)(d)                          16,650           16,650
   3.21%, 04/07/06 (a)(b)(c)(d)                           6,415            6,415
SOUTH COAST LOCAL EDUCATION
AGENCIES
Pooled TRAN Series 2005A
   3.04%, 06/30/06                                       15,000           15,028
   3.22%, 06/30/06                                       35,000           35,065
SOUTH PLACER WASTEWATER AUTH
RB Series B
   3.13%, 04/07/06 (a)(b)(c)                              5,200            5,200
SOUTH SAN FRANCISCO
M/F Housing RB (Magnolia Plaza Apts)
   Series 1987A
   3.23%, 04/07/06 (a)(b)                                 5,500            5,500
SOUTHERN CALIFORNIA HFA
S/F Mortgage RB Series 2004A
   3.20%, 04/07/06 (b)(c)                                21,100           21,100
S/F Mortgage RB Series 2004B
   3.20%, 04/07/06 (b)(c)                                14,665           14,665
SOUTHERN CALIFORNIA METROPOLITAN WATER
DISTRICT
RB Series 1999A
   3.20%, 04/07/06 (b)(c)(d)                             18,500           18,500
Refunding RB Series 2001B-1
   3.10%, 04/07/06 (b)(c)                                 6,500            6,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
STOCKTON
Special Tax Bonds (Arch Road East
   Community Facilities District
   No.99-02) Series 1999
   3.16%, 04/07/06 (a)(b)                                 1,100            1,100
SUNNYVALE
COP (Government Center Site Acquisition)
   Series 2001A
   3.14%, 04/07/06 (a)(b)(c)                              7,595            7,595
SWEETWATER UNION HIGH SD
GO Bonds (Election of 2000) Series C
   3.20%, 04/07/06 (a)(b)(c)                              7,900            7,900
UNIVERSITY OF CALIFORNIA
General RB Series 2003A
   3.21%, 04/07/06 (a)(b)(c)(d)                          17,270           17,270
General RB Series 2005F
   3.18%, 04/07/06 (a)(b)(c)(d)                           8,195            8,195
   3.21%, 04/07/06 (a)(b)(c)(d)                          11,515           11,515
General RB Series G
   3.21%, 04/07/06 (a)(b)(c)(d)                          18,070           18,070
Limited Project RB Series 2005B
   3.17%, 04/07/06 (a)(b)(c)                              7,000            7,000
   3.17%, 04/07/06 (a)(b)(c)                             10,345           10,345
   3.20%, 04/07/06 (a)(b)(c)                              6,470            6,470
RB (Multiple Purpose) Series K
   3.20%, 04/07/06 (b)(c)(d)                             19,430           19,430
RB (Multiple Purpose) Series O
   3.18%, 04/07/06 (a)(b)(c)(d)                           7,995            7,995
VENTURA CNTY
TRAN Series 2005-06
   2.54%, 07/03/06                                       50,000           50,177
VICTOR VALLEY COMMUNITY
COLLEGE DISTRICT
COP Series 1997
   3.21%, 04/07/06 (a)(b)                                50,275           50,275
WESTERN PLACER UNIFIED SD
COP (School Facilities) Series 2003
   3.18%, 04/07/06 (a)(b)                                 8,600            8,600
WESTMINISTER REDEVELOPMENT AGENCY
M/F Housing RB (Brookhurst Royale Senior
   Assisted Living) Series 2000A
   3.23%, 04/07/06 (a)(b)                                 7,700            7,700
Tax Allocation Refunding RB (Commercial
   Redevelopment Project No.1)
   Series 1997
   3.16%, 04/07/06 (a)(b)(c)                              1,500            1,500
WESTMINSTER
COP (Civic Center Refunding) Series 1998A
   3.16%, 04/07/06 (a)(b)(c)                              3,175            3,175
                                                                     -----------
                                                                       7,438,042
PUERTO RICO 2.3%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds Series 2000
   3.16%, 04/07/06 (a)(b)(c)(d)                           2,000            2,000
Public Improvement Bonds Series 2001A
   3.18%, 04/07/06 (a)(b)(c)(d)                             200              200
Public Improvement Bonds Series 2001B
   3.16%, 04/07/06 (a)(b)(c)(d)                           2,000            2,000
Public Improvement Refunding Bonds
   Series 2002A
   3.26%, 04/07/06 (a)(b)(c)(d)                           4,195            4,195
TRAN Series 2006
   3.23%, 07/28/06 (a)                                   25,000           25,099
PUERTO RICO ELECTRIC POWER AUTH
RB Series HH
   3.16%, 04/07/06 (a)(b)(c)(d)                           9,665            9,665
RB Series II
   3.21%, 04/07/06 (a)(b)(c)(d)                           7,405            7,405
PUERTO RICO HIGHWAY &
TRANSPORTATION AUTHORITY
   3.16%, 04/07/06 (b)                                    6,700            6,700
PUERTO RICO HIGHWAY AND TRANSPORTATION
AUTH
Highway Refunding RB Series BB
   3.18%, 04/07/06 (a)(b)(c)(d)                           1,630            1,630
RB Series 2000B
   3.18%, 04/07/06 (a)(b)(c)(d)                           4,940            4,940
RB Series Y
   3.19%, 04/07/06 (a)(b)(c)(d)                          10,600           10,600
Refunding RB Series AA
   3.19%, 04/07/06 (a)(b)(c)(d)                           3,995            3,995
Subordinated RB Series 2003
   3.16%, 04/07/06 (a)(b)(c)(d)                           2,000            2,000
Transportation Refunding RB Series 2005L
   3.18%, 04/07/06 (a)(b)(c)(d)                          12,475           12,475
Transportation Refunding RB Series L
   3.18%, 04/07/06 (a)(b)(c)                             10,000           10,000
   3.18%, 04/07/06 (a)(b)(c)(d)                          14,135           14,135

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 1998A
   3.22%, 04/07/06 (a)(b)(c)(d)                           2,500            2,500
M/F Mortgage RB Portfolio A Series I
   3.19%, 04/07/06 (a)(b)(c)(d)                           3,710            3,710
PUERTO RICO INFRASTRUCTURE FINANCING
AUTH
Special Obligation Bonds Series 2000A
   3.19%, 04/07/06 (b)(c)(d)                             20,000           20,000
Special Tax RB Series 2005A
   3.16%, 04/07/06 (a)(b)(c)(d)                          12,300           12,300
Special Tax Refunding RB Series 2005C
   3.18%, 04/07/06 (a)(b)(c)(d)                           9,285            9,285
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities RB Series B
   3.40%, 06/15/06 (a)(b)(c)(d)                          10,095           10,095
Refunding RB Series L
   3.19%, 04/07/06 (a)(b)(c)(d)                           6,545            6,545
                                                                     -----------
                                                                         181,474

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $7,619,516.

(a) Credit-enhanced security.

(b) Variable- rate security.

(c) Liquidity-enhanced security

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,552,332 or 32.7% of net assets.

(e) When Issued Security.

 COP - Certificate of participation
  CP - Commercial Paper
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                   COST                 VALUE
HOLDINGS BY CATEGORY                            ($ X 1,000)          ($ X 1,000)
--------------------------------------------------------------------------------
 67.7%  FIXED-RATE                                1,287,707            1,287,707
        OBLIGATIONS

 10.5%  VARIABLE-RATE                               200,045              200,045
        OBLIGATIONS

 21.3%  SHORT-TERM                                  405,140              405,140
        INVESTMENTS
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                         1,892,892            1,892,892

  0.5%  OTHER ASSETS AND
        LIABILITIES                                                        9,402
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,902,294

ISSUER                                        FACE AMOUNT               VALUE
RATE, MATURITY DATE                           ($ X 1,000)            ($ X 1,000)
FIXED-RATE OBLIGATIONS 67.7% of net assets

ISSUER                                        FACE AMOUNT               VALUE
RATE, MATURITY DATE                           ($ X 1,000)            ($ X 1,000)
CERTIFICATES OF DEPOSIT 15.2%
--------------------------------------------------------------------------------
BANK OF TOKYO -- MITSUBISHI UFJ, LTD.
   4.63%, 04/07/06                                 13,000                 13,000
BARCLAYS BANK PLC
   4.73%, 05/22/06                                 20,000                 20,000
BNP PARIBAS
   4.49%, 04/10/06                                 13,000                 13,000
   4.90%, 06/26/06                                 16,000                 16,000
   5.09%, 10/03/06                                  9,000                  9,000
CALYON
   4.83%, 08/10/06                                 12,000                 12,000
CITIBANK, N.A.
   4.82%, 06/07/06                                  8,000                  8,000
CREDIT AGRICOLE S.A.
   4.61%, 06/21/06                                  6,000                  6,000
   4.63%, 06/22/06                                  3,000                  3,000
   4.65%, 07/05/06                                  7,000                  7,000
CREDIT SUISSE
   4.61%, 04/03/06                                  4,000                  4,000
   4.64%, 04/20/06                                  4,000                  4,000
   4.58%, 06/06/06                                  2,000                  2,000
   4.60%, 06/20/06                                 11,000                 11,000
   4.66%, 07/03/06                                  3,000                  3,000
DEPFA BANK, PLC
   4.80%, 08/02/06                                  5,000                  5,000
DEUTSCHE BANK, AG
   4.52%, 04/12/06                                  4,000                  4,000
   4.62%, 10/26/06                                  2,000                  2,000
   4.85%, 01/26/07                                  6,000                  6,000
   5.01%, 02/09/07                                  2,000                  2,000
FIRST TENNESSEE BANK, N.A.
   4.68%, 04/28/06                                  2,000                  2,000
HSH NORDBANK, AG
   4.58%, 04/26/06                                  5,000                  5,000
ING BANK N.V.
   4.46%, 05/08/06                                  3,000                  3,000
LANDESBANK HESSEN-THURINGEN
GIROZENTRALE
   4.53%, 05/30/06                                  2,000                  2,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   4.91%, 06/16/06                                  2,000                  2,000
MIZUHO CORP. BANK, LTD.
   4.61%, 04/25/06                                  9,000                  9,000
MORGAN STANLEY
   4.70%, 04/13/06                                  4,000                  4,000
ROYAL BANK OF CANADA
   4.49%, 04/10/06                                 10,000                 10,000
   4.73%, 05/26/06                                  8,000                  8,000

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                        FACE AMOUNT               VALUE
RATE, MATURITY DATE                           ($ X 1,000)            ($ X 1,000)
SAN PAOLO IMI SPA
   4.75%, 05/30/06                                 16,000                 16,000
   5.07%, 09/29/06                                 11,000                 11,000
SOCIETE GENERALE
   4.63%, 07/11/06                                  5,000                  5,000
SUMITOMO TRUST & BANKING CO.
   5.02%, 09/11/06                                 12,000                 12,000
UBS, AG
   4.59%, 04/04/06 (d)                              2,000                  2,000
   4.58%, 04/04/06                                 22,000                 22,000
UNICREDITO ITALIANO SPA
   4.80%, 06/05/06                                 21,000                 21,000
WILMINGTON TRUST COMPANY
   4.92%, 08/03/06                                  2,000                  2,000
   4.81%, 08/07/06                                  3,000                  3,000
                                                                     -----------
                                                                         289,000
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 52.5%
--------------------------------------------------------------------------------
AB SPINTAB
   4.60%, 04/03/06                                  1,000                  1,000
   4.77%, 04/18/06                                  6,000                  5,988
   4.77%, 04/25/06                                  3,200                  3,191
ALLIANCE & LEICESTER, PLC
   4.49%, 05/10/06 (a)                              2,000                  1,991
   4.81%, 06/01/06 (a)                              4,000                  3,969
   4.80%, 07/20/06 (a)                              4,000                  3,944
   4.99%, 09/06/06 (a)                              2,000                  1,958
ALPINE SECURITIZATION CORP.
   4.84%, 04/03/06 (a)(b)(c)(d)                    13,000                 13,000
AMSTEL FUNDING CORP.
   4.65%, 04/18/06 (a)(c)                           4,005                  3,997
   4.74%, 05/22/06 (a)(c)                           5,000                  4,968
   4.75%, 05/22/06 (a)(c)                           1,000                    994
   4.81%, 06/01/06 (a)(c)                           2,000                  1,984
AMSTERDAM FUNDING CORP.
   4.60%, 04/06/06 (a)(c)(d)                       11,000                 10,996
   4.72%, 04/18/06 (a)(c)(d)                        3,000                  2,994
ANZ (DELAWARE), INC.
   4.92%, 06/23/06 (d)                              1,500                  1,484
AQUINAS FUNDING, L.L.C.
   4.69%, 05/15/06 (a)(c)(d)                        4,000                  3,978
   4.52%, 05/30/06 (a)(c)(d)                        1,000                    993
   4.65%, 06/19/06 (a)(c)(d)                        1,000                    990
   4.89%, 06/19/06 (a)(c)(d)                        2,000                  1,979
ASAP FUNDING LTD.
   4.74%, 05/08/06 (a)(c)(d)                        4,000                  3,982
   4.84%, 06/05/06 (a)(c)(d)                        3,300                  3,272
   4.89%, 06/07/06 (a)(c)(d)                        4,000                  3,965
ATLANTIC ASSET SECURITIZATION CORP.
   4.64%, 04/18/06 (a)(c)(d)                        4,000                  3,992
   4.88%, 06/12/06 (a)(c)(d)                        7,000                  6,934
   4.88%, 06/15/06 (a)(c)(d)                        1,000                    990
   4.89%, 06/20/06 (a)(c)(d)                        1,000                    990
ATLANTIS ONE FUNDING CORP.
   4.60%, 04/04/06 (a)(c)                           5,000                  4,999
   4.60%, 04/26/06 (a)(c)                           2,000                  1,994
   4.45%, 05/03/06 (a)(c)                           2,000                  1,993
   4.70%, 05/08/06 (a)(c)                           7,000                  6,970
   4.52%, 05/17/06 (a)(c)                           1,000                    995
   4.73%, 05/19/06 (a)(c)                           4,000                  3,976
   4.52%, 05/22/06 (a)(c)                           2,000                  1,988
   4.81%, 08/07/06 (a)(c)                           2,000                  1,967
   5.00%, 09/20/06 (a)(c)                          15,000                 14,654
BANK OF AMERICA CORP.
   4.71%, 05/10/06                                 26,000                 25,875
   4.76%, 05/24/06                                  2,000                  1,987
   4.84%, 07/17/06                                  2,000                  1,972
BANK OF IRELAND
   4.52%, 05/23/06 (a)                              4,000                  3,975
   4.57%, 05/23/06 (a)                              1,000                    994
   4.86%, 08/09/06 (a)                              3,000                  2,949
BARCLAYS U. S. FUNDING CORP.
   4.73%, 05/22/06 (d)                              2,000                  1,987
BEAR STEARNS COMPANIES, INC.
   4.49%, 04/11/06                                  1,000                    999
   5.02%, 09/13/06                                 13,000                 12,712
   5.00%, 09/14/06                                  5,000                  4,889
BETA FINANCE, INC.
   4.73%, 05/16/06 (a)(c)                           5,000                  4,972
   4.73%, 05/19/06 (a)(c)                           2,000                  1,988
   4.90%, 06/23/06 (a)(c)                           3,000                  2,967
BLUE SPICE, L.L.C.
   4.60%, 04/03/06 (a)(b)(c)(d)                     5,000                  5,000
   4.70%, 04/13/06 (a)(b)(c)(d)                     1,000                    999
CANCARA ASSET SECURITIZATION, L.L.C.
   4.69%, 05/11/06 (a)(c)(d)                       11,000                 10,946
CBA (DELAWARE) FINANCE, INC.
   4.97%, 08/02/06 (d)                              7,993                  7,862
   4.98%, 08/31/06 (d)                             12,000                 11,757
CC (USA), INC.
   4.62%, 05/22/06 (a)(c)                           3,000                  2,981
   4.73%, 05/23/06 (a)(c)                           2,000                  1,987
   4.89%, 06/19/06 (a)(c)                           2,500                  2,474
   4.94%, 07/03/06 (a)(c)                           3,000                  2,963
   4.88%, 08/15/06 (a)(c)                           3,500                  3,438
CHARIOT FUNDING, L.L.C.
   4.61%, 04/06/06 (a)(c)(d)                       11,000                 10,996

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                        FACE AMOUNT               VALUE
RATE, MATURITY DATE                           ($ X 1,000)            ($ X 1,000)
CITIGROUP FUNDING, INC.
   4.54%, 04/13/06 (d)                             12,000                 11,985
   4.63%, 04/13/06 (d)                              6,000                  5,992
   4.68%, 05/10/06 (d)                              4,000                  3,981
   4.87%, 06/15/06 (d)                              4,000                  3,961
   5.03%, 09/21/06 (d)                              7,000                  6,837
CLIPPER RECEIVABLES CO.
   4.58%, 04/05/06 (a)(c)(d)                       20,000                 19,995
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   4.50%, 04/05/06 (a)(c)(d)                        3,000                  2,999
   4.94%, 07/11/06 (a)(c)(d)                        7,650                  7,548
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
ISSUANCE TRUST
   4.62%, 04/06/06 (a)(c)                          11,000                 10,996
   4.70%, 04/18/06 (a)(c)                           3,000                  2,994
   4.68%, 04/24/06 (a)(c)                          23,000                 22,938
   4.72%, 05/04/06 (a)(c)                           8,000                  7,968
DANSKE CORP.
   4.61%, 04/07/06 (a)(d)                          22,000                 21,989
   5.00%, 09/25/06 (a)(d)                           3,000                  2,929
DEUTSCHE BANK FINANCIAL LLC
   4.95%, 11/10/06                                 11,000                 10,678
DNB NOR BANK ASA
   4.68%, 06/01/06                                  7,000                  6,947
   4.82%, 06/13/06                                  8,000                  7,925
DORADA FINANCE, INC.
   4.73%, 05/18/06 (a)(c)                           4,000                  3,977
   4.75%, 05/23/06 (a)(c)                           1,000                    993
   4.79%, 06/02/06 (a)(c)                           8,000                  7,983
   4.60%, 06/12/06 (a)(c)                           1,000                    991
DRESDNER U.S. FINANCE, INC.
   4.54%, 04/11/06 (d)                              3,000                  2,997
   4.75%, 05/23/06 (d)                              1,000                    993
EDISON ASSET SECURITIZATION CORP.,
L.L.C.
   4.61%, 04/07/06 (a)(c)(d)                        4,300                  4,298
   4.58%, 06/06/06 (a)(c)(d)                        5,000                  4,960
EIFFEL FUNDING, L.L.C.
   4.60%, 04/03/06 (a)(c)(d)                        3,000                  3,000
   4.61%, 04/06/06 (a)(c)(d)                        4,000                  3,998
FAIRWAY FINANCE CO., L.L.C.
   4.52%, 05/15/06 (a)(c)(d)                        1,915                  1,905
FALCON ASSET SECURITIZATION
CORP.
   4.70%, 04/13/06 (a)(c)(d)                        9,000                  8,988
FIVE FINANCE INC.
   4.50%, 04/11/06 (a)(c)                           2,000                  1,998
   4.59%, 04/26/06 (a)(c)                           1,000                    997
   4.73%, 05/22/06 (a)(c)                           1,000                    994
   4.95%, 06/19/06 (a)(c)                           1,000                    990
FORENINGSSPARBANKEN AB (SWEDBANK)
   4.76%, 04/10/06                                  1,600                  1,599
   4.29%, 04/19/06                                  4,000                  3,993
   4.89%, 08/14/06                                  2,500                  2,456
   4.98%, 08/24/06                                  6,000                  5,884
GALAXY FUNDING, INC.
   4.73%, 05/19/06 (a)(c)                          12,000                 11,928
GENERAL ELECTRIC CAPITAL CORP.
   4.29%, 04/03/06                                  3,000                  3,000
   4.83%, 04/03/06                                 60,000                 60,000
   4.46%, 05/11/06                                  2,000                  1,991
   4.51%, 05/15/06                                  2,000                  1,990
   4.52%, 05/23/06                                  2,000                  1,988
   4.59%, 06/12/06                                  2,500                  2,478
   4.65%, 08/02/06                                  2,000                  1,970
   4.62%, 08/21/06                                  2,000                  1,965
GRAMPIAN FUNDING, L.L.C.
   4.29%, 04/11/06 (a)(c)(d)                        1,000                    999
   4.56%, 04/19/06 (a)(c)(d)                        3,000                  2,994
   4.64%, 05/03/06 (a)(c)(d)                        1,000                    996
   4.88%, 06/20/06 (a)(c)(d)                        2,587                  2,560
   4.92%, 08/08/06 (a)(c)(d)                        1,000                    983
   5.03%, 09/20/06 (a)(c)(d)                        1,000                    977
HBOS TREASURY SERVICES, PLC
   4.52%, 06/01/06 (d)                              4,000                  3,971
   4.78%, 06/01/06 (d)                             13,000                 12,899
   4.81%, 06/08/06 (d)                              2,000                  1,983
HSBC BANK, USA
   4.45%, 05/01/06                                  1,000                    997
IRISH LIFE & PERMANENT, PLC
   4.92%, 06/16/06 (a)                              1,000                    990
   4.77%, 07/28/06 (a)                              3,000                  2,955
IXIS COMMERCIAL PAPER CORP.
   4.56%, 05/16/06 (a)(d)                           1,000                    995
   4.52%, 05/31/06 (a)(d)                           1,000                    993
   4.99%, 07/21/06 (a)(d)                           2,000                  1,970
   5.02%, 10/03/06 (a)(d)                           7,000                  6,826
K2 (USA), L.L.C.
   4.64%, 05/02/06 (a)(c)                           2,400                  2,391
   4.79%, 06/02/06 (a)(c)                           5,000                  4,990
   4.70%, 06/16/06 (a)(c)                           3,000                  2,972
   4.92%, 06/28/06 (a)(c)                           1,000                    988
   4.81%, 08/04/06 (a)(c)                           1,000                    984
   5.01%, 09/12/06 (a)(c)                           2,500                  2,445

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                        FACE AMOUNT                VALUE
RATE, MATURITY DATE                           ($ X 1,000)            ($ X 1,000)
   5.02%, 09/12/06 (a)(c)                           2,000                  1,956
   5.07%, 09/28/06 (a)(c)                           1,000                    976
KBC FINANCIAL PRODUCTS INTERNATIONAL,
LTD.
   5.01%, 08/01/06 (a)(d)                           1,000                    984
   5.01%, 09/25/06 (a)(d)                           5,000                  4,881
KITTY HAWK FUNDING CORP.
   4.75%, 05/18/06 (a)(c)(d)                       10,000                  9,941
   4.89%, 06/19/06 (a)(c)(d)                        7,246                  7,171
LINKS FINANCE L.L.C.
   4.73%, 05/18/06 (a)(c)                           3,000                  2,982
MANE FUNDING CORP.
   4.59%, 04/19/06 (a)(c)                           1,000                    998
   4.69%, 05/02/06 (a)(c)                           8,000                  7,970
   4.70%, 05/16/06 (a)(c)                           3,000                  2,983
   4.76%, 05/24/06 (a)(c)                           6,000                  5,960
   4.89%, 06/20/06 (a)(c)                           7,000                  6,927
MONT BLANC CAPITAL CORP.
   4.73%, 05/17/06 (a)(c)(d)                        5,500                  5,469
MORGAN STANLEY
   4.29%, 04/12/06                                  5,000                  4,995
NIEUW AMSTERDAM RECEIVABLES CORP.
   4.62%, 04/05/06 (a)(c)(d)                        5,000                  4,999
   4.55%, 04/17/06 (a)(c)(d)                        2,000                  1,997
   4.90%, 06/19/06 (a)(c)(d)                        3,000                  2,969
   4.92%, 06/19/06 (a)(c)(d)                        1,000                    990
NORDEA NORTH AMERICA, INC.
   4.30%, 04/18/06 (d)                              1,000                    998
   4.81%, 06/02/06 (d)                             12,000                 11,905
OLD LINE FUNDING, L.L.C.
   4.60%, 04/07/06 (a)(c)(d)                       10,175                 10,170
PARK GRANADA, L.L.C.
   4.80%, 04/24/06 (a)(c)                           5,000                  4,986
   4.69%, 04/28/06 (a)(c)                           7,000                  6,977
   4.72%, 05/04/06 (a)(c)                           1,000                    996
PICAROS FUNDING, L.L.C.
   4.81%, 08/03/06 (a)(c)(d)                        5,000                  4,920
   5.05%, 09/25/06 (a)(c)(d)                        7,000                  6,833
SAN PAOLO I M I U.S. FINANCIAL CO.
   4.71%, 05/17/06 (d)                              7,000                  6,960
SANTANDER CENTRAL HISPANO FINANCE
(DELAWARE), INC.
   4.53%, 06/01/06 (d)                              1,000                    993
   4.82%, 06/06/06 (d)                              7,000                  6,941
   5.01%, 09/14/06 (d)                              3,000                  2,933
SCALDIS CAPITAL LTD.
   4.50%, 04/10/06 (a)(c)(d)                        2,000                  1,998
   4.64%, 05/01/06 (a)(c)(d)                       14,500                 14,448
   4.76%, 05/22/06 (a)(c)(d)                        9,000                  8,942
   4.84%, 06/13/06 (a)(c)(d)                        1,200                  1,189
   4.92%, 06/27/06 (a)(c)(d)                        6,000                  5,931
SEDNA FINANCE, INC.
   4.58%, 04/13/06 (a)(c)                           5,000                  4,994
   4.64%, 05/02/06 (a)(c)                           1,000                    996
   4.75%, 05/22/06 (a)(c)                           1,000                    994
SHEFFIELD RECEIVABLES CORP.
   4.89%, 06/19/06 (a)(c)(d)                       13,575                 13,435
SIGMA FINANCE, INC.
   4.71%, 05/15/06 (a)(c)                           2,000                  1,989
   4.75%, 05/15/06 (a)(c)                           3,000                  2,984
   4.73%, 05/19/06 (a)(c)                           1,700                  1,690
   4.73%, 05/22/06 (a)(c)                           2,500                  2,484
   4.88%, 06/20/06 (a)(c)                           3,000                  2,969
   4.95%, 07/06/06 (a)(c)                           1,000                    987
   4.92%, 08/09/06 (a)(c)                           3,000                  2,949
SKANDINAVISKA ENSKILDA BANKEN AB
   4.50%, 04/12/06                                  3,000                  2,997
   4.90%, 06/09/06                                  1,350                  1,338
   4.92%, 06/22/06                                  1,500                  1,484
SVENSKA HANDELSBANKEN, INC.
   4.81%, 06/05/06 (d)                             12,000                 11,900
THE GOLDMAN SACHS GROUP, INC.
   4.50%, 05/23/06                                 11,000                 10,933
   4.98%, 10/30/06 (b)                              2,000                  2,000
THUNDER BAY FUNDING, L.L.C.
   4.29%, 04/10/06 (a)(c)(d)                        1,399                  1,398
   4.70%, 04/18/06 (a)(c)(d)                        2,000                  1,996
   4.73%, 05/22/06 (a)(c)(d)                       10,000                  9,936
TICONDEROGA FUNDING, L.L.C.
   4.60%, 04/03/06 (a)(c)(d)                        4,062                  4,062
   4.60%, 04/05/06 (a)(c)(d)                        3,000                  2,999
TORONTO DOMINION HOLDINGS
   4.42%, 05/05/06                                  3,000                  2,988
TRIPLE-A ONE FUNDING CORP.
   4.61%, 04/03/06 (a)(c)(d)                        1,164                  1,164
   4.89%, 06/20/06 (a)(c)(d)                        1,000                    990
UBS FINANCE (DELAWARE), INC.
   4.76%, 04/10/06 (d)                              3,650                  3,647
   4.49%, 04/11/06 (d)                             15,000                 14,985
   4.77%, 04/24/06 (d)                              1,400                  1,396
   4.59%, 04/28/06 (d)                              7,000                  6,978
   4.77%, 04/28/06 (d)                              1,400                  1,395
   4.81%, 06/06/06 (d)                              1,200                  1,190
   4.98%, 09/05/06 (d)                              1,000                    979
VARIABLE FUNDING CAPITAL CORP.
   4.60%, 04/06/06 (a)(c)(d)                       12,000                 11,995
   4.56%, 04/20/06 (a)(c)(d)                       10,000                  9,979
   4.64%, 04/20/06 (a)(c)(d)                        1,000                    998

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                        FACE AMOUNT                VALUE
RATE, MATURITY DATE                           ($ X 1,000)            ($ X 1,000)
WESTPAC BANKING CORP.
   4.77%, 05/30/06 (a)                              9,000                  8,933
   4.61%, 06/13/06 (a)                              1,000                    991
   4.94%, 06/30/06 (a)                              7,000                  6,916
WHISTLEJACKET CAPITAL, L.L.C.
   4.64%, 05/02/06 (a)(c)                           2,129                  2,121
   4.73%, 05/18/06 (a)(c)                           1,000                    994
   4.88%, 08/15/06 (a)(c)                           1,000                    982
WHITE PINE FINANCE, L.L.C.
   4.28%, 04/10/06 (a)(c)                           1,000                    999
   4.65%, 04/18/06 (a)(c)                           1,000                    998
   4.67%, 05/17/06 (a)(c)                           3,000                  2,983
   4.73%, 05/22/06 (a)(c)                           1,000                    994
   4.75%, 05/22/06 (a)(c)                           1,000                    994
   4.83%, 06/07/06 (a)(c)                           1,000                    991
   4.65%, 06/12/06 (a)(c)                           1,839                  1,823
   4.97%, 07/25/06 (a)(c)                           1,000                    985
   4.99%, 07/25/06 (a)(c)                           1,000                    985
WINDMILL FUNDING CORP.
   4.58%, 04/03/06 (a)(c)(d)                       14,000                 14,000
                                                                     -----------
                                                                         998,707
VARIABLE-RATE OBLIGATIONS 10.5% of net assets

BARCLAYS BANK, PLC
   4.69%, 04/18/06                                  5,000                  5,000
   4.74%, 04/24/06                                  5,000                  4,999
   4.76%, 04/27/06                                  8,000                  7,998
BEAR STEARNS COMPANIES, INC.
   4.77%, 09/19/06                                  1,000                  1,000
BNP PARIBAS
   4.60%, 04/04/06                                  2,000                  2,000
   4.60%, 04/06/06                                  8,000                  7,998
   4.64%, 04/10/06                                 15,000                 14,998
CC (USA), INC.
   4.83%, 04/25/06 (a)(c)                          13,000                 13,004
DEXIA CREDIT LOCAL
   4.76%, 04/26/06                                  3,000                  2,999
HSH NORDBANK, AG
   4.64%, 04/10/06                                  2,000                  2,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   4.58%, 04/03/06 (a)(c)                           2,000                  2,000
   4.62%, 04/05/06 (a)(c)                           2,000                  2,000
   4.65%, 04/10/06 (a)(c)                           1,000                  1,000
LINKS FINANCE, L.L.C.
   4.63%, 04/07/06 (a)(c)                           4,000                  3,999
   4.68%, 04/10/06 (a)(c)                           2,000                  2,000
   4.70%, 04/18/06 (a)(c)                           3,000                  3,000
   4.71%, 04/18/06 (a)(c)                           3,000                  3,000
   4.76%, 04/18/06 (a)(c)                           2,000                  2,001
MULBERRY -- BRIGHTON PARK
APARTMENTS, L.L.C.
   4.83%, 04/07/06 (d)                              6,550                  6,550
NORDDEUTSCHE LANDESBANK
GIROZENTRALE
   4.70%, 04/18/06                                  3,000                  3,000
NORDEA BANK FINLAND, PLC
   4.57%, 04/03/06                                 13,000                 12,998
ROMAN CATHOLIC BISHOP OF SAN JOSE, CA
   4.82%, 04/07/06 (d)                              5,500                  5,500
ROYAL BANK OF CANADA
   4.57%, 04/03/06                                  5,000                  4,998
ROYAL BANK OF SCOTLAND, PLC
   4.72%, 04/19/06                                 15,000                 14,998
   4.75%, 04/24/06                                 17,000                 16,998
SIGMA FINANCE, INC.
   4.71%, 04/18/06 (a)(c)                           1,000                  1,000
   4.75%, 04/18/06 (a)(c)                          28,000                 28,007
TENDERFOOT SEASONAL HOUSING, L.L.C
   4.88%, 04/07/06 (d)                              3,000                  3,000
THE GOLDMAN SACHS GROUP, INC.
   4.67%, 04/03/06                                  2,000                  2,000
   4.69%, 04/04/06 (b)                              2,000                  2,000
   4.76%, 04/13/06 (b)                              1,000                  1,000
WESTPAC BANKING CORP.
   4.62%, 04/05/06                                 10,000                 10,000
WHISTLEJACKET CAPITAL, L.L.C.
   4.71%, 04/18/06 (a)(c)                           1,000                  1,000
   4.73%, 04/20/06 (a)(c)                           4,000                  4,000
WHITE PINE FINANCE, L.L.C.
   4.68%, 04/12/06 (a)(c)                           1,000                  1,000
   4.70%, 04/18/06 (a)(c)                           1,000                  1,000
                                                                     -----------
                                                                         200,045

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                MATURITY
                                                 AMOUNT                 VALUE
SECURITY                                      ($ X 1,000)            ($ X 1,000)
OTHER INVESTMENTS 21.3% of net assets

REPURCHASE AGREEMENTS 21.3%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA), L.L.C.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $14,424
   4.85%, issued 03/31/06,
   due 04/03/06                                    14,146                 14,140
MORGAN STANLEY & CO., INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $194,657
   4.84%, issued 03/31/06,
   due 04/03/06                                   190,077                190,000
THE GOLDMAN SACHS GROUP, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $152,297
   4.85%, issued 03/31/06,
   due 04/03/06                                   150,061                150,000
UBS FINANCIAL SERVICES, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $52,024
   4.62%, issued 03/07/06,
   due 04/07/06                                    21,097                 21,000
   4.62%, issued 3/07/06,
   due 04/07/06                                    30,139                 30,000
                                                                     -----------
                                                                         405,140

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $1,892,892.

                                                 FACE
ISSUER                                          AMOUNT               COST/VALUE
RATE, ACQUISITION DATE, MATURITY DATE         ($ X 1,000)            ($ X 1,000)
At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALPINE SECURITIZATION CORP.
   4.84%, 03/31/06, 04/03/06                       13,000                 13,000
BLUE SPICE, L.L.C.
   4.60%, 03/02/06, 04/03/06                        5,000                  5,000
   4.70%, 03/13/06, 04/13/06                        1,000                    999
                                                                     -----------
                                                                           5,999
THE GOLDMAN SACHS GROUP, INC.
   4.76%, 07/18/05, 04/13/06                        1,000                  1,000
THE GOLDMAN SACHS GROUP, INC.
   4.69%, 10/04/05, 04/04/06                        2,000                  2,000
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 02/03/06, 10/30/06                        2,000                  2,000

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $607,562 or 31.9% of net assets.

(b) Illiquid and/or restricted security.

(c) Asset-backed security.

(d) Credit-enhanced security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
  97.5%  MUNICIPAL                                       1,157,890     1,157,890
         SECURITIES
--------------------------------------------------------------------------------
  97.5%  TOTAL INVESTMENTS                               1,157,890     1,157,890

   2.5%  OTHER ASSETS AND
         LIABILITIES                                                      29,892
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    1,187,782


ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 97.4% of net assets

CONNECTICUT 0.3%
--------------------------------------------------------------------------------
CONNECTICUT HFA

S/F Mortgage Draw Down RB
  Series 2004B
  3.22%, 04/07/06 (a)(b)(c)(d)                             3,800           3,800

FLORIDA 85.3%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
RB (Shands Hospital-University of
  Florida) Series 1992R
  3.21%, 04/07/06 (a)(b)(c)(d)                            59,745          59,745
ALACHUA CNTY SCHOOL BOARD
COP Series 2004
  3.20%, 04/07/06 (a)(b)(c)(d)                             9,045           9,045
BROWARD CNTY
Subordinate Port Facilities
  Refunding RB (Port Everglades)
  Series 1998
  3.22%, 04/07/06 (a)(b)(c)                                8,860           8,860
BROWARD CNTY EDUCATIONAL FACILITIES AUTH
RB (Nova Southeastern
  University) Series 2000A
  3.18%, 04/07/06 (a)(b)                                   1,400           1,400
BROWARD CNTY HFA
M/F Housing RB (Pier Club
  Village Apts) Series 2004
  3.19%, 04/07/06 (a)(b)                                   9,800           9,800
M/F Housing RB (Sawgrass Pines
  Apts) Series 1993A
  3.23%, 04/07/06 (a)(b)                                   8,100           8,100
CAPE CORAL
CP Notes
  2.65%, 04/04/06 (a)                                      2,000           2,000
CAPITAL TRUST AGENCY
M/F Housing RB (Portofino Villas
  and Stratford Landing) Series
  2006A
  3.19%, 04/07/06 (a)(b)                                   6,100           6,100
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock Circle
  Apts) Series 2000
  3.19%, 04/07/06 (a)(b)                                   6,920           6,920
COLLIER CNTY
IDRB (Ave Maria Utility Co) Series
  2005
  3.23%, 04/07/06 (a)(b)                                  10,000          10,000
COLLIER CNTY HFA
M/F Housing RB (Brittany Bay
  Apts) Series 2001A
  3.20%, 04/07/06 (a)(b)                                   3,350           3,350
M/F Housing RB (Summer Lakes
  Phase II Apts) Series 2005
  3.23%, 04/07/06 (a)(b)                                  10,000          10,000
COLLIER CNTY IDA
Educational Facilities RB
  (Community School of Naples)
  Series 2002
  3.18%, 04/07/06 (a)(b)                                   2,850           2,850
ESCAMBIA HFA
S/F Mortgage RB Series 2001A
  3.25%, 04/07/06 (a)(b)(c)(d)                             1,780           1,780
  3.29%, 04/07/06 (a)(b)(c)(d)                             3,040           3,040

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
S/F RB Series 1997A
  3.32%, 04/06/06 (a)(b)(c)(d)                               720             720
S/F RB Series 2002A1
  2.95%, 04/06/06 (b)(c)(d)                                4,335           4,335
FLORIDA
RB (Dept of Environmental
  Protection Preservation 2000)
  Series 1997B
  3.20%, 04/07/06 (a)(b)(c)(d)                            22,920          22,920
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds
  Series 1998E
  3.21%, 04/07/06 (b)(c)(d)                               12,280          12,280
Capital Outlay Bonds
  Series 1999C
  3.21%, 04/07/06 (b)(c)(d)                               17,815          17,815
Capital Outlay Bonds
  Series 2003C
  3.19%, 04/07/06 (a)(b)(c)(d)                             7,500           7,500
Capital Outlay Refunding Bonds
  Series 2001B
  3.21%, 04/07/06 (b)(c)(d)                               14,100          14,100
Capital Outlay Refunding Bonds
  Series 2005C
  3.21%, 04/07/06 (b)(c)(d)                               14,970          14,970
Lottery RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                            17,800          17,800
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
  3.21%, 04/07/06 (a)(b)(c)(d)                             7,820           7,820
FLORIDA DEVELOPMENT FINANCE CORP
IDRB (Central Farms)
  Series 1999A4
  3.28%, 04/07/06 (a)(b)                                     710             710
IDRB (Schmitt Family Partnership)
  Series 1999A2
  3.28%, 04/07/06 (a)(b)                                   1,750           1,750
IDRB (Vutec Corp) Series 1999A1
  3.28%, 04/07/06 (a)(b)                                   1,520           1,520
FLORIDA HFA
Homeowner Mortgage RB
  Series 2000-4
  3.29%, 04/07/06 (a)(b)(c)(d)                             2,020           2,020
Housing RB (Ashley Lake Park II)
  Series 1989J
  3.20%, 04/07/06 (a)(b)                                   3,535           3,535
Housing RB (Caribbean Key Apts)
  Series 1996F
  3.22%, 04/07/06 (a)(b)                                  12,100          12,100
Housing RB (Heron Park)
  Series 1996U
  3.20%, 04/07/06 (a)(b)                                   7,235           7,235
Housing RB (Tiffany Club Apts)
  Series 1996P
  3.22%, 04/07/06 (a)(b)                                   7,050           7,050
M/F Housing RB (Cameron Cove
  Apts) Series 1985XX
  3.19%, 04/07/06 (a)(b)                                   8,000           8,000
M/F Housing Refunding RB
  (Reflections Apts)
  Series 2001KA
  3.18%, 04/07/06 (a)(b)                                  13,500          13,500
M/F Housing Refunding RB
  (South Pointe) Series 1998J
  3.19%, 04/07/06 (a)(b)                                   4,925           4,925
M/F Mortgage RB (Arlington Apts)
Series 2004G1
  3.23%, 04/07/06 (a)(b)                                  11,340          11,340
M/F Mortgage RB (Lynn Lake
  Apts) Series 2005B1
  3.23%, 04/07/06 (a)(b)                                  10,100          10,100
M/F Mortgage RB (Mill Creek
  Apts) Series 2004K
  3.21%, 04/07/06 (a)(b)                                   8,000           8,000
M/F Mortgage Refunding RB
  (Victoria Park Apts)
  Series 2002J1
  3.17%, 04/07/06 (a)(b)                                   5,000           5,000
RB (Heritage Pointe Apts)
  Series 1999I1
  3.22%, 04/07/06 (a)(b)                                   9,995           9,995
RB (Timberline Apts)
  Series 1999P
  3.22%, 04/07/06 (a)(b)                                   6,135           6,135
FLORIDA LOCAL GOVERNMENT FINANCE COMMISSION
Pooled TECP Series 1994A
  3.12%, 04/06/06 (a)                                     12,000          12,000
  3.17%, 04/06/06 (a)                                      5,000           5,000
  3.23%, 04/10/06 (a)                                     19,403          19,403
  3.28%, 04/10/06 (a)                                      8,600           8,600
FLORIDA STATE BOARD OF EDUCATION
  Lottery RB Series 2005A
  3.45%, 08/03/06 (a)(b)(c)(d)                             5,800           5,800
GAINESVILLE
IDRB (Exactech) Series 1997
  3.23%, 04/07/06 (a)(b)                                   2,100           2,100

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
GAINESVILLE UTILITY SYSTEM
RB Series 2005A
  3.20%, 04/07/06 (a)(b)(c)                                4,545           4,545
GREATER ORLANDO AVIATION AUTH
Airport Facilities RB Series 2002E
  3.22%, 04/07/06 (a)(b)(c)                               11,000          11,000
Airport Facilities Subordinated
  TECP Series B
  3.30%, 04/04/06 (a)                                     30,000          30,000
Airport Facility RB (Flightsafety
  International) Series 2003A
  3.23%, 04/07/06 (a)(b)                                   8,900           8,900
HILLSBOROUGH CNTY AVIATION AUTH
Airport Facilities Subordinated
  TECP Series B
  3.24%, 04/05/06 (a)                                     22,500          22,500
RB (Tampa International Airport)
  Series 2003A
  3.25%, 04/07/06 (a)(b)(c)(d)                             5,495           5,495
RB (Tampa International Airport)
  Series 2005A
  3.50%, 04/07/06 (a)(b)(c)(d)                             4,875           4,875
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore
  Crossing Apts) Series 2005
  3.23%, 04/07/06 (a)(b)                                   3,000           3,000
M/F Housing RB (Lake Kathy
Apts) Series 2005
  3.23%, 04/07/06 (a)(b)                                   6,000           6,000
M/F Housing RB (Meridian Pointe
  Apts) Series 2005
  3.22%, 04/07/06 (a)(b)                                   6,600           6,600
HILLSBOROUGH CNTY IDA
IDRB (University Community
  Hospital) Series 1994
  2.31%, 06/22/06 (a)(b)(c)(d)                            21,085          21,085
HILLSBOROUGH CNTY PORT DISTRICT
Refunding RB (Tampa Port Auth)
  Series 2005A
  3.50%, 04/07/06 (a)(b)(c)(d)                             6,693           6,693
JACKSONVILLE ECONOMIC DEVELOPMENT COMMISSION
RB (Bolles School) Series 1999A
  3.18%, 04/07/06 (a)(b)                                   1,300           1,300
Special Facility Airport RB
  (Holland Sheltair Aviation
  Group) Series 2004A1
  3.23%, 04/07/06 (a)(b)                                   6,205           6,205
Special Facility Airport RB
  (Holland Sheltair Aviation
  Group) Series 2005B
  3.25%, 04/07/06 (a)(b)                                   2,100           2,100
JACKSONVILLE HFA
M/F Housing RB (Brookwood
  Forest Apts) Series 2005
  3.23%, 04/07/06 (a)(b)                                   4,000           4,000
M/F Housing Refunding RB (St.
  Augustine Apts) Series 2006
  3.19%, 04/07/06 (a)(b)                                   3,300           3,300
JACKSONVILLE PORT AUTH
Port Facility RB Series 1996
  3.24%, 04/07/06 (a)(b)(c)(d)                            10,100          10,100
LEE CNTY
Airport RB Series 2000A
  3.24%, 04/07/06 (a)(b)(c)(d)                             4,957           4,957
LEE CNTY HFA
M/F Housing RB (Crossings At
  Cape Coral Apts) Series 1999A
  3.28%, 04/07/06 (a)(b)                                   6,160           6,160
M/F Housing RB (University Club
  Apts) Series 2002A
  3.26%, 04/07/06 (a)(b)                                   7,500           7,500
MANATEE CNTY HFA
M/F Housing RB (Centre Court
  Apts) Series 2000
  3.23%, 04/07/06 (a)(b)                                   3,760           3,760
M/F Housing RB (Sabal Palm
  Harbor Apts) Series 2000A
  3.28%, 04/07/06 (a)(b)                                   3,070           3,070
M/F Housing RB (Sabal Palm
Harbor Apts) Series 2000B
  3.28%, 04/07/06 (a)(b)                                   3,595           3,595
MIAMI-DADE CNTY
Aviation RB (Miami International
  Airport) Series 2002A
  3.24%, 04/07/06 (a)(b)(c)(d)                             5,370           5,370
Aviation RB (Miami International
  Airport) Series 2004B
  3.21%, 04/07/06 (a)(b)(c)(d)                             5,000           5,000
Aviation RB (Miami International
  Airport) Series 2005A
  3.24%, 04/07/06 (a)(b)(c)(d)                             5,400           5,400
  3.25%, 04/07/06 (a)(b)(c)                                9,105           9,105
Aviation Refunding RB (Miami
  International Airport-Hub of the
  Americas) Series 2005B
  3.13%, 10/01/06 (a)                                      2,455           2,455

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Aviation TECP (Miami
  International Airport) Series A
  3.26%, 04/11/06 (a)                                     12,001          12,001
GO Bonds Series 2005
  3.43%, 06/15/06 (a)(b)(c)(d)                             9,970           9,970
Stormwater Utility RB Series 2004
  3.21%, 04/07/06 (a)(b)(c)(d)                                 5               5
MIAMI-DADE CNTY HFA
M/F Mortgage RB Series 2003-3
  3.23%, 04/07/06 (a)(b)                                   9,140           9,140
MIAMI-DADE CNTY IDA
IDRB (Airbus Service Co)
  Series 1998A
  3.28%, 04/07/06 (a)(b)                                   8,160           8,160
IDRB (Airis Miami LLC)
  Series 1999A
  3.22%, 04/07/06 (a)(b)(c)                               14,100          14,100
IDRB (Fine Art Lamps)
  Series 1998
  3.23%, 04/07/06 (a)(b)                                   1,500           1,500
IDRB (Tarmac America)
  Series 2004
  3.23%, 04/07/06 (a)(b)                                   3,200           3,200
MIAMI-DADE CNTY SD
TAN Series 2005
  2.69%, 06/27/06                                         45,000          45,134
OCALA
Utility Systems RB Series 2005B
  3.43%, 06/15/06 (a)(b)(c)(d)                             5,525           5,525
OCEAN HIGHWAY AND PORT AUTH
RB Series 1990
  3.29%, 04/07/06 (a)(b)                                   9,400           9,400
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  3.45%, 05/02/06 (a)                                     19,600          19,600
  3.34%, 05/04/06 (a)                                     18,500          18,500
ORANGE CNTY HFA
M/F Housing RB (Glenn On
  Millenia Boulevard) Series 2001C
  3.20%, 04/07/06 (a)(b)                                   3,355           3,355
M/F Housing RB (The Cove At
  Lady Lake Apts) Series 2005A
  3.21%, 04/07/06 (a)(b)                                   6,500           6,500
M/F Housing RB (West Pointe
  Villas Apts) Series 2000F
  3.21%, 04/07/06 (a)(b)                                   5,750           5,750
M/F Housing RB (Windsor Pines)
  Series 2000E
  3.28%, 04/07/06 (a)(b)                                   3,200           3,200
M/F Housing Refunding RB
  (Andover Place Apts)
  Series 1998F
  3.22%, 04/07/06 (a)(b)                                   7,770           7,770
Refunding RB (Highland Pointe
  Apts) Series 1998J
  3.18%, 04/07/06 (a)(b)                                   7,455           7,455
ORANGE CNTY IDA
RB (Central Florida YMCA)
  Series 2005
  3.18%, 04/07/06 (a)(b)                                   1,000           1,000
ORANGE CNTY SCHOOL BOARD
COP Series 2006A
  3.20%, 04/07/06 (a)(b)(c)                                7,680           7,680
COP Series 2006B
  3.21%, 04/07/06 (a)(b)(c)                                2,765           2,765
PALM BAY
Utility System Improvement RB
  Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             9,145           9,145
PALM BEACH CNTY
Criminal Justice Facilities RB
  Series 1997
  3.20%, 04/07/06 (a)(b)(c)(d)                             7,495           7,495
RB (Zoological Society of the
  Palm Beaches) Series 2001
  3.23%, 04/07/06 (a)(b)                                   5,500           5,500
PALM BEACH CNTY HEALTH FACILITIES AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  3.35%, 05/10/06 (a)                                     11,500          11,500
  3.50%, 05/23/06 (a)                                      7,300           7,300
PALM BEACH CNTY HFA
M/F Housing RB (Azalea Place
  Apts) Series 1999A
  3.28%, 04/07/06 (a)(b)                                   3,000           3,000
M/F Housing Refunding RB
  (Spinnaker Landing Apts)
  Series 1998
  3.23%, 04/07/06 (a)(b)                                   2,745           2,745
PALM BEACH CNTY SD
Sales Tax Revenue CP
  3.30%, 05/04/06 (a)                                      9,500           9,500
PEACE RIVER/MANASOTA REGIONAL WATER SUPPLY AUTH
Utility System Refunding RB
  Series 2005 A&B
  3.20%, 04/07/06 (a)(b)(c)(d)                             8,690           8,690
PINELLAS CNTY IDA
IDRB (H&S Swansons Tool Co)
  Series 2001
  3.23%, 04/07/06 (a)(b)                                   2,910           2,910

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
IDRB (Restorative Care of
  America) Series 2001
  3.33%, 04/07/06 (a)(b)                                   1,565           1,565
SARASOTA CNTY
RB (Sarasota Family YMCA)
  Series 1999
  3.18%, 04/07/06 (a)(b)                                   2,000           2,000
Utility System Refunding RB
  Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,525           4,525
SARASOTA CNTY HEALTH FACILITIES AUTH
RB (Sarasota-Manatee Jewish
  Housing Council, Inc)
  Series 2005A
  3.19%, 04/07/06 (a)(b)                                   8,400           8,400
SEMINOLE CNTY IDA
IDRB (Amrhein Family Limited
  Partnership) Series 2001
  3.23%, 04/07/06 (a)(b)                                   4,125           4,125
ST PETERSBURG
Capital Improvement RB (Airport)
  Series 1997C
  3.23%, 04/07/06 (a)(b)                                     210             210
SUMTER CNTY IDA
IDRB (Robbins Manufacturing Co)
  Series 1997
  3.28%, 04/07/06 (a)(b)                                   1,200           1,200
SUMTER LANDING COMMUNITY DEVELOPMENT DISTRICT
Recreational RB Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                             3,330           3,330
SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION
CP Revenue Notes (Miami-Dade
  Cnty) Series G
  3.33%, 05/03/06 (a)(c)                                   5,000           5,000
  3.35%, 05/03/06 (a)(c)                                  29,611          29,611
TECP Series 1998 A
  3.33%, 05/03/06 (a)(c)                                  27,207          27,207
TAMPA
Educational Facilities RB (Pepin
  Academy of Tampa) Series 2002
  3.22%, 04/07/06 (a)(b)                                   3,755           3,755
TAMPA BAY WATER AUTH
Utility System Refunding and
  Improvement RB Series 2001A
  3.25%, 04/07/06 (a)(b)(c)(d)                             5,200           5,200
UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION
RB (Interdisciplinary Research
  Building) Series 2004A
  3.20%, 04/07/06 (a)(b)                                   5,500           5,500
                                                                     -----------
                                                                       1,014,261

ILLINOIS 0.7%
--------------------------------------------------------------------------------
CHICAGO O'HARE INTERNATIONAL AIRPORT
General Airport Third Lien RB
  Series 2003B2
  3.24%, 04/07/06 (a)(b)(c)(d)                             8,595           8,595

INDIANA 0.1%
--------------------------------------------------------------------------------
INDIANA HFA
S/F Mortgage RB Series 2002B
  3.26%, 04/07/06 (b)(c)(d)                                  555             555

MASSACHUSETTS 0.8%
--------------------------------------------------------------------------------
MASSACHUSETTS
TECP Series G
  3.40%, 04/26/06 (c)                                     10,000          10,000

MICHIGAN 1.7%
--------------------------------------------------------------------------------
DETROIT
RAN Series 2005
  4.00%, 04/03/06                                         20,000          20,000

NEVADA 2.5%
--------------------------------------------------------------------------------
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water CP
  Series 2004 A&B
  3.20%, 05/15/06 (c)                                     30,000          30,000

PENNSYLVANIA 0.3%
--------------------------------------------------------------------------------
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 1988B
  3.20%, 04/07/06 (a)(b)(c)                                3,000           3,000

PUERTO RICO 2.9%
--------------------------------------------------------------------------------
PUERTO RICO
TRAN Series 2006
  3.23%, 07/28/06 (a)                                     15,000          15,059
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
Transportation Refunding RB
  Series L
  3.18%, 04/07/06 (a)(b)(c)(d)                             2,970           2,970
Highway Refunding RB Series BB
  3.50%, 02/15/07 (a)(b)(c)                               11,210          11,210
PUERTO RICO MUNICIPAL FINANCE AGENCY
Refunding Bonds Series C
  3.50%, 02/15/07 (a)(b)(c)                                4,945           4,945
                                                                     -----------
                                                                          34,184

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
TEXAS 1.9%
--------------------------------------------------------------------------------
DALLAS FORT WORTH INTERNATIONAL AIRPORT
Joint Improvement and Refunding
  RB Series 2001A
  3.24%, 04/07/06 (a)(b)(c)(d)                             7,495          7,495
UNIVERSITY OF TEXAS
Permanent University Fund
  Flexible Rate Notes Series A
  3.30%, 05/04/06                                         15,000          15,000
                                                                     -----------
                                                                          22,495
WYOMING 0.9%
--------------------------------------------------------------------------------
LINCOLN CNTY
Pollution Control RB (Exxon)
  Series 1987A
  3.19%, 04/07/06 (b)                                     11,000          11,000

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $1,157,890.

(a) Credit-enhanced security.

(b) Variable-rate security.

(c) Liquidity-enhanced security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $347,965 or 29.3% of net assets.

 COP - Certificate of participation
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond
 TAN - Tax anticipation note
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 21.2%  U.S. GOVERNMENT                                 514,858         514,858
        SECURITIES

 13.0%  VARIABLE RATE                                   315,943         315,943
        OBLIGATIONS

 69.8%  OTHER INVESTMENTS                             1,690,260       1,690,260
--------------------------------------------------------------------------------
104.0%  TOTAL INVESTMENTS                             2,521,061       2,521,061

(4.0)%  OTHER ASSETS AND
        LIABILITIES                                                     (97,583)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    2,423,478

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)

U.S. GOVERNMENT SECURITIES 21.2% OF NET ASSETS

DISCOUNT NOTES 19.2%
--------------------------------------------------------------------------------
FANNIE MAE
4.48%, 04/03/06                                          25,137           25,137
4.57%, 05/01/06                                          47,965           47,796
4.59%, 05/01/06                                          40,000           39,859
4.74%, 06/01/06                                          40,000           39,693
4.84%, 06/01/06                                          33,546           33,282
4.52%, 06/07/06                                          10,000            9,920
4.91%, 07/03/06                                          88,470           87,385
FEDERAL HOME LOAN BANK
4.47%, 05/31/06                                          10,000            9,930
FREDDIE MAC
4.24%, 04/18/06                                          25,000           24,957
4.25%, 04/18/06                                           9,253            9,237
4.27%, 04/25/06                                          25,000           24,935
4.30%, 04/25/06                                          20,000           19,949
4.31%, 04/25/06                                          20,000           19,949
4.47%, 05/16/06                                           1,660            1,651
4.51%, 06/05/06                                          18,642           18,497
4.51%, 06/06/06                                           5,000            4,961
4.52%, 06/06/06                                          10,000            9,921
4.53%, 06/13/06                                          20,000           19,825
4.56%, 06/20/06                                          20,000           19,807
                                                                     -----------
                                                                         466,691
COUPON NOTES 2.0%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
2.23%, 04/21/06                                          17,000           16,983
2.75%, 05/15/06                                          16,315           16,287
2.95%, 09/14/06                                          15,000           14,897
                                                                     -----------
                                                                          48,167

VARIABLE RATE OBLIGATIONS 13.0% OF NET ASSETS

COUPON NOTES 13.0%
--------------------------------------------------------------------------------
FANNIE MAE
4.72%, 04/07/06                                          40,000           39,987
FEDERAL HOME LOAN BANK
4.52%, 04/02/06                                          35,000           34,996
4.67%, 04/21/06                                          45,000           45,000
4.57%, 05/02/06                                          40,000           39,992
4.61%, 05/10/06                                          46,000           45,997
4.77%, 06/12/06                                          30,000           29,998
4.84%, 06/29/06                                          30,000           29,994
FREDDIE MAC
4.56%, 05/07/07                                          50,000           49,979
                                                                     -----------
                                                                         315,943

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     MATURITY
                                                      AMOUNT            VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS 69.8% of net assets

REPURCHASE AGREEMENTS 69.8%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$353,940
4.58%, issued 03/02/06,
due 04/03/06                                             35,142           35,000
4.59%, issued 03/03/06,
due 04/03/06                                             40,158           40,000
4.84%, issued 03/31/06,
due 04/03/06                                            142,058          142,001
4.84%, issued 03/29/06,
due 04/06/06                                             50,054           50,000
4.59%, issued 02/13/06,
due 04/07/06                                             15,101           15,000
4.71%, issued 02/23/06,
due 04/07/06                                             40,225           40,000
4.61%, issued 12/22/05,
due 04/07/06                                             25,339           25,000

BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$170,555
4.85%, issued 03/31/06,
due 04/03/06                                            142,057          142,000
4.55%, issued 01/24/06,
due 04/07/06                                             25,231           25,000

CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$434,000
4.85%, issued 03/31/06,
due 04/03/06                                            143,317          143,259
4.59%, issued 02/10/06,
due 04/07/06                                             25,178           25,000
4.40%, issued 10/31/05,
due 04/07/06                                             30,579           30,000
4.44%, issued 11/04/05,
due 04/07/06                                             33,627           33,000
4.45%, issued 11/10/05,
due 04/07/06                                             50,915           50,000
4.71%, issued 02/22/06,
due 04/07/06                                             40,230           40,000
4.51%, issued 12/01/05,
due 04/07/06                                             15,239           15,000
4.87%, issued 03/22/06,
due 04/07/06                                             20,043           20,000
4.81%, issued 02/27/06,
due 04/07/06                                             20,104           20,000
4.81%, issued 03/01/06,
due 04/07/06                                             25,124           25,000
4.86%, issued 03/07/06,
due 04/07/06                                             25,104           25,000

GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$158,100
4.45%, issued 01/05/06,
due 04/05/06                                             40,445           40,000
4.47%, issued 01/09/06,
due 04/07/06                                             30,328           30,000
4.82%, issued 03/13/06,
due 04/07/06                                             50,167           50,000
4.83%, issued 03/16/06,
due 04/07/06                                             20,059           20,000
4.96%, issued 03/16/06,
due 04/07/06                                             15,045           15,000

MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$71,400
4.81%, issued 03/27/06,
due 04/07/06                                             45,066           45,000
5.01%, issued 03/24/06,
due 04/07/06                                             25,049           25,000

UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$535,536
4.52%, issued 01/18/06,
due 04/07/06                                             25,247           25,000
4.52%, issued 01/19/06,
due 04/07/06                                             30,294           30,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     MATURITY
                                                      AMOUNT            VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
4.65%, issued 02/09/06,
due 04/07/06                                             25,184           25,000
4.47%, issued 11/14/05,
due 04/07/06                                             50,894           50,000
4.69%, issued 02/16/06,
due 04/07/06                                             40,261           40,000
4.70%, issued 02/21/06,
due 04/07/06                                             40,235           40,000
4.75%, issued 02/28/06,
due 04/07/06                                             30,150           30,000
4.64%, issued 01/31/06,
due 04/07/06                                             30,255           30,000
4.80%, issued 03/09/06,
due 04/07/06                                             25,097           25,000
4.57%, issued 12/20/05,
due 04/07/06                                             30,411           30,000
4.61%, issued 01/03/06,
due 04/07/06                                             20,241           20,000
4.59%, issued 01/04/06,
due 04/07/06                                             25,296           25,000
4.70%, issued 01/26/06,
due 04/07/06                                             25,232           25,000
4.73%, issued 01/30/06,
due 04/07/06                                             15,131           15,000
4.74%, issued 02/01/06,
due 04/07/06                                             20,171           20,000
4.85%, issued 02/13/06,
due 04/07/06                                             15,107           15,000
4.85%, issued 02/14/06,
due 04/07/06                                             20,140           20,000
5.00%, issued 03/30/06,
due 04/07/06                                             25,028           25,000
4.90%, issued 02/27/06,
due 04/0706                                              15,079           15,000
4.91%, issued 03/03/06,
due 04/07/06                                             20,095           20,000
                                                                     -----------
                                                                       1,690,260

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $2,521,061.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.9%  MUNICIPAL SECURITIES                             358,682         358,682
--------------------------------------------------------------------------------
 98.9%  TOTAL INVESTMENTS                                358,682         358,682

  1.1%  OTHER ASSETS AND
        LIABILITIES                                                        3,710
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       362,392

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 98.9% of net assets

MASSACHUSETTS 96.1%
--------------------------------------------------------------------------------
BRIDGEWATER-RAYNHAM REGIONAL SD
BAN
   2.70%, 07/05/06                                          1,726          1,730
   3.31%, 01/26/07                                          2,000          2,019
FALMOUTH
BAN
   2.73%, 07/21/06                                          2,000          2,007
   3.24%, 07/21/06                                          2,775          2,783
FITCHBURG
BAN
   2.80%, 06/09/06                                          1,305          1,308
FREETOWN-LAKEVILLE REGIONAL SD
BAN
   3.06%, 10/20/06                                          2,000          2,013
HAVERHILL
BAN
   3.25%, 11/10/06                                          2,000          2,015
State Qualified BAN
   3.62%, 03/30/07                                          2,000          2,017
HUDSON
BAN
   2.82%, 05/12/06                                          3,000          3,004
KING PHILIP REGIONAL SD
GO BAN Lot B
   3.25%, 06/15/06                                          2,300          2,306
LANCASTER
BAN
   2.80%, 04/21/06                                          3,157          3,158
LOWELL
BAN Series A
   3.47%, 09/22/06                                          5,730          5,744
MASSACHUSETTS
GO Bonds Consolidated Loan Series 1998C
   3.20%, 04/07/06 (a)(b)(c)(d)                             3,485          3,485
GO Bonds Consolidated Loan Series 2000C
   3.19%, 04/07/06 (a)(b)(d)                                1,500          1,500
GO Bonds Consolidated Loan Series 2004A
   3.20%, 04/07/06 (a)(b)(c)(d)                             3,950          3,950
GO Bonds Consolidated Loan Series 2005C
   3.20%, 04/07/06 (a)(b)(d)                                5,145          5,145
   3.21%, 04/07/06 (a)(b)(d)                                5,790          5,790
GO Refunding Bonds Series 2001B
   3.20%, 04/07/06 (a)(d)                                     550            550
GO Refunding Bonds Series 2004A
   3.23%, 04/07/06 (a)(b)(c)(d)                             5,990          5,990
TECP Series G
   3.40%, 04/26/06 (d)                                      5,000          5,000
MASSACHUSETTS BAY TRANSPORTATION AUTH
Assessment Bonds Series 2005A
   3.20%, 04/07/06 (a)(b)(d)                                5,495          5,495
   3.21%, 04/07/06 (a)(b)(d)                               12,000         12,000
Sr Sales Tax Bonds Series 2004C
   3.43%, 06/15/06 (a)(b)(d)                               11,320         11,320
Sr Sales Tax RB Series 2005A
   3.20%, 04/07/06 (a)(b)(d)                                2,300          2,300

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
Education RB (Dexter School) Series 2000
   3.19%, 04/07/06 (a)(c)(d)                                6,320          6,320
Higher Education RB (Smith College)
   Series 2005
   3.20%, 04/07/06 (a)(b)(d)                                8,850          8,850
M/F Housing RB (Archstone Reading Apts)
   Series 2004A
   3.22%, 04/07/06 (a)(c)                                   8,000          8,000
M/F Housing RB (Midway Studios)
   Series 2003A
   3.23%, 04/07/06 (a)(c)                                   5,000          5,000
M/F Housing Refunding RB (Kensington at
   Chelmsford) Series 2002
   3.21%, 04/07/06 (a)(c)                                  16,300         16,300
RB (Berkshire School) Series 2001
   3.18%, 04/07/06 (a)(c)                                   4,500          4,500
RB (Boston University) Series R3
   3.20%, 04/07/06 (a)(c)(d)                                3,000          3,000
RB (Boston University) Series T1
   3.20%, 04/07/06 (a)(b)(c)(d)                             2,605          2,605
RB (Brandon Residential Treatment
   Center) Series 2003
   3.17%, 04/07/06 (a)(c)                                   2,275          2,275
RB (Community Resources for Justice)
   Series 2005
   3.18%, 04/07/06 (a)(c)                                   5,000          5,000
RB (Fessenden School) Series 2001
   3.21%, 04/07/06 (a)(c)                                   3,000          3,000
RB (FIBA Technologies) Series 2003
   3.26%, 04/07/06 (a)(c)                                   2,000          2,000
RB (Gordon College) Series 2002
   3.19%, 04/07/06 (a)(c)                                   2,100          2,100
RB (WGBH Educational Foundation) 2002A
   3.20%, 04/07/06 (a)(b)(c)(d)                             3,000          3,000
RB (Worcester Academy) Series 2000
   3.19%, 04/07/06 (a)(c)                                   5,500          5,500
RB (YMCA of Greater Boston) Series 2004A
   3.18%, 04/07/06 (a)(c)                                   1,500          1,500
MASSACHUSETTS HEALTH AND EDUCATIONAL FACILITIES AUTH
RB (Baystate Medical Center) Series D
   3.20%, 04/07/06 (a)(b)(c)(d)                            18,000         18,000
RB (Boston Home) Series 2002B
   3.19%, 04/07/06 (a)(c)                                   2,500          2,500
RB (Massachusetts Institute of
   Technology) Series I1
   3.43%, 06/15/06 (a)(b)(d)                                7,985          7,985
RB (Massachusetts Institute of
   Technology) Series K
   3.20%, 04/07/06 (a)(b)(d)                                8,800          8,800
RB (Winchester Hospital) Series D
   3.20%, 04/07/06 (a)(b)(c)(d)                             4,000          4,000
MASSACHUSETTS HFA
Housing Bonds Series 2003S
   3.36%, 04/07/06 (a)(b)(d)                                7,285          7,285
RB Series 2005H
   3.26%, 04/07/06 (a)(d)                                   2,965          2,965
Rental Housing Mortgage RB Series 2002F
   3.22%, 04/07/06 (a)(b)(c)(d)                             6,615          6,615
   3.24%, 04/07/06 (a)(b)(c)(d)                             5,315          5,315
S/F Housing Notes Series O
   4.03%, 12/01/06                                          6,000          5,921
S/F Housing RB Series 122
   3.23%, 04/07/06 (a)(d)                                   8,000          8,000
MASSACHUSETTS IFA
RB (New England College of Optometry)
   Series 1997
   3.19%, 04/07/06 (a)(c)                                   6,330          6,330
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series 2005A
   3.20%, 04/07/06 (a)(b)(c)(d)                            13,005         13,005
MASSACHUSETTS STATE COLLEGE BUILDING AUTH
RB Series 2006A
   3.24%, 04/07/06 (a)(b)(c)(d)                             8,240          8,240
MASSACHUSETTS TURNPIKE AUTH
RB (Western Turnpike) Series 1997A
   3.20%, 04/06/06 (a)(b)(c)(d)                             7,750          7,750
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
Pool Program Bonds Series 5
   3.19%, 04/07/06 (a)(b)(d)                                2,000          2,000
RB Subordinate Series 1999A
   3.20%, 04/07/06 (a)(b)(d)                                9,500          9,500
MASSACHUSETTS WATER RESOURCES AUTH
CP Notes Series 1994
   3.20%, 04/07/06 (c)                                     24,500         24,500
CP Series 1994
   3.25%, 04/06/06 (c)                                      5,000          5,000
   3.30%, 05/09/06 (c)                                      6,000          6,000

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
General Refunding RB Series 2005A
   3.20%, 04/07/06 (a)(b)(c)(d)                             2,505          2,505
NASHOBA REGIONAL SD
State Qualified BAN
   2.80%, 09/14/06                                          2,780          2,796
NATICK
BAN
   2.75%, 04/28/06                                          2,000          2,001
RALPH C. MAHAR REGIONAL SD
BAN
   2.70%, 07/14/06                                          2,000          2,006
SALEM
BAN
   3.34%, 01/11/07                                          2,000          2,014
WEST TISBURY
BAN
   2.85%, 06/15/06                                          1,850          1,854
WESTON
BAN
   3.28%, 02/09/07                                          2,042          2,062
WOBURN
BAN
   3.05%, 10/06/06                                          2,000          2,014
                                                                     -----------
                                                                         348,542
PUERTO RICO 2.8%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds Series 2000
   3.16%, 04/07/06 (a)(b)(c)(d)                               100            100
TRAN Series 2006
   3.23%, 07/28/06 (c)                                     10,000         10,040
                                                                     -----------
                                                                          10,140

END OF INVESTMENTS.

At 3/31/06, the tax basis cost of the fund's investments was $358,682.

(a) Variable rate security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $172,530 or 47.6% of net assets.

(c) Credit-enhanced security.

(d) Liquidity-enhanced security.

 BAN - Bond anticipation note
 GAN - Grant anticipation note
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
  RB - Revenue bond
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)         ($ X 1,000)
--------------------------------------------------------------------------------
 61.3%  FIXED-RATE                                25,022,480          25,022,480
        OBLIGATIONS

 16.3%  VARIABLE-RATE                              6,651,554           6,651,554
        OBLIGATIONS

 22.2%  OTHER INVESTMENTS                          9,069,851           9,069,851
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                         40,743,885          40,743,885

  0.2%  OTHER ASSETS AND
        LIABILITIES                                                       68,321
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    40,812,206

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 61.3% OF NET ASSETS

CERTIFICATES OF DEPOSIT 20.7%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
   4.63%, 06/22/06                                        25,000          25,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   4.50%, 04/19/06                                       142,000         142,000
BANK OF THE WEST
   4.48%, 04/06/06                                       109,000         109,000
BAYERISCHE HYPO-UND VEREINSBANK AG
   4.70%, 05/09/06                                       167,000         167,000
BNP PARIBAS
   4.30%, 04/21/06                                       199,000         199,000
   4.49%, 04/10/06                                       407,000         407,000
   4.51%, 05/25/06                                        80,000          80,000
   4.60%, 06/14/06                                       140,000         140,000
   4.63%, 07/10/06                                       178,000         178,000
   4.89%, 08/23/06                                       220,000         220,000
CAYLON
   4.68%, 06/05/06                                       145,000         145,000
   4.83%, 07/17/06                                        43,000          43,000
   4.83%, 08/10/06                                       120,000         120,000
CITIBANK, N.A.
   4.79%, 06/01/06                                       132,000         132,000
   4.82%, 06/07/06                                       102,000         102,000
CREDIT AGRICOLE S.A.
   4.61%, 06/21/06                                       185,000         185,000
CREDIT SUISSE
   4.67%, 05/09/06                                        50,000          50,000
   4.71%, 05/16/06                                       320,000         320,000
   4.58%, 06/06/06                                       200,000         200,000
   4.59%, 06/13/06                                        63,000          63,000
   4.66%, 07/03/06                                        80,000          80,000
DEPFA BANK, PLC
   4.54%, 04/12/06                                        47,000          47,000
   4.80%, 08/02/06                                        55,000          55,000
DEUTSCHE BANK, AG
   4.63%, 07/14/06                                       200,000         200,000
   4.62%, 10/26/06                                       236,000         236,000
   4.85%, 01/26/07                                       116,000         116,000
   5.01%, 02/09/07                                        50,000          50,000
DRESDNER BANK, AG
   4.75%, 04/21/06                                       175,000         175,000
FIRST TENNESSEE BANK, N.A.
   4.68%, 04/28/06                                        33,000          33,000
FORTIS BANK
   4.18%, 04/03/06                                       289,000         289,000
   4.40%, 04/07/06                                       124,000         124,000
HBOS TREASURY SERVICES, PLC
   4.41%, 05/05/06 (b)                                    56,000          56,000
HSBC BANK, USA
   4.30%, 04/21/06                                        26,000          26,000
LANDESBANK BADEN-WURTTEMBERG
   4.58%, 06/12/06                                       276,000         276,003
   4.63%, 07/10/06                                        10,000          10,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
LLOYDS TSB BANK, PLC
   4.56%, 04/26/06                                       423,000         423,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   4.73%, 04/26/06                                        43,000          43,000
MIZUHO CORP. BANK, LTD.
   4.80%, 05/31/06                                       265,000         265,000
   4.85%, 07/14/06                                       155,000         155,000
MORGAN STANLEY BANK
   4.70%, 04/13/06                                        83,000          83,000
NORDEA BANK FINLAND, PLC
   4.24%, 04/06/06                                       100,000         100,000
   4.46%, 05/08/06                                       141,000         141,000
   4.62%, 08/08/06                                       146,000         146,000
   4.95%, 09/08/06                                        35,000          35,000
RABOBANK NEDERLAND
   4.51%, 05/22/06                                        80,000          80,000
ROYAL BANK OF CANADA
   4.49%, 04/10/06                                       150,000         150,000
   4.73%, 05/26/06                                        15,000          15,000
ROYAL BANK OF SCOTLAND, PLC
   4.41%, 05/05/06                                        56,000          56,000
SAN PAOLO IMI SPA
   4.40%, 04/10/06                                       153,000         153,000
SKANDINAVISKA ENSKILDA BANKEN AB
   4.83%, 07/21/06                                        43,000          43,000
SOCIETE GENERALE
   4.61%, 06/21/06                                        76,000          76,000
   4.63%, 06/22/06                                       422,000         422,000
   4.91%, 08/25/06                                       141,000         140,997
SUMITOMO MITSUI BANKING CORP.
   4.70%, 04/12/06                                        80,000          80,000
SUMITOMO TRUST & BANKING CO.
   4.89%, 06/07/06                                        70,000          70,000
   4.97%, 08/08/06                                       165,000         165,000
   5.02%, 09/11/06                                        75,000          75,000
TORONTO DOMINION BANK
   4.64%, 06/28/06                                        76,000          76,000
   5.00%, 09/14/06                                        79,000          79,000
UNICREDITO ITALIANO SPA
   4.29%, 04/18/06                                       242,000         242,000
   4.80%, 06/05/06                                       211,000         211,000
WASHINGTON MUTUAL BANK
   4.63%, 06/19/06                                        74,000          74,000
WILMINGTON TRUST COMPANY
   4.92%, 08/03/06                                        27,000          27,000
                                                                     -----------
                                                                       8,426,000
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 40.1%
--------------------------------------------------------------------------------
AB SPINTAB
   4.58%, 04/04/06                                        15,300          15,298
ALLIANCE & LEICESTER, PLC
   4.43%, 04/07/06 (c)                                    69,500          69,466
   4.72%, 05/16/06 (c)                                    55,000          54,694
   4.84%, 07/13/06 (c)                                     7,500           7,400
   4.88%, 08/10/06 (c)                                    30,000          29,488
   4.89%, 08/10/06 (c)                                    11,000          10,812
ALPINE SECURITIZATION CORP.
   4.84%, 04/03/06 (a)(b)(c)(d)                          100,000         100,000
AMSTEL FUNDING CORP.
   4.59%, 04/24/06 (c)(d)                                 54,772          54,627
   4.63%, 04/25/06 (c)(d)                                 34,733          34,636
   4.64%, 04/26/06 (c)(d)                                 41,930          41,807
   4.67%, 05/03/06 (c)(d)                                130,000         129,499
   4.68%, 05/03/06 (c)(d)                                 22,617          22,530
   4.68%, 05/08/06 (c)(d)                                 13,194          13,135
   4.78%, 05/30/06 (c)(d)                                 65,000          64,514
AMSTERDAM FUNDING CORP.
   4.58%, 04/03/06 (b)(c)(d)                              35,000          35,000
   4.66%, 04/10/06 (b)(c)(d)                              11,608          11,598
   4.72%, 04/18/06 (b)(c)(d)                              15,000          14,971
ANZ (DELAWARE), INC.
   4.30%, 04/17/06 (b)                                    49,000          48,920
AQUINAS FUNDING, L.L.C.
   4.47%, 05/12/06 (b)(c)(d)                              10,000           9,953
   4.61%, 06/13/06 (b)(c)(d)                              47,000          46,582
   4.65%, 06/16/06 (b)(c)(d)                              50,000          49,532
   4.63%, 06/19/06 (b)(c)(d)                              20,000          19,807
   4.65%, 06/19/06 (b)(c)(d)                              23,000          22,777
   4.65%, 06/22/06 (b)(c)(d)                              43,000          42,566
   4.66%, 06/23/06 (b)(c)(d)                              24,000          23,754
ASAP FUNDING LTD.
   4.73%, 04/18/06 (b)(c)(d)                             100,000          99,804
   4.73%, 04/19/06 (b)(c)(d)                               4,000           3,992
   4.69%, 05/05/06 (b)(c)(d)                             140,000         139,423
   4.84%, 06/05/06 (b)(c)(d)                              55,000          54,540
ATLANTIC ASSET SECURITIZATION L.L.C.
   4.50%, 04/12/06 (b)(c)(d)                              50,000          49,944
   4.70%, 04/13/06 (b)(c)(d)                              48,053          47,991
   4.77%, 04/19/06 (b)(c)(d)                              30,351          30,287
   4.83%, 06/07/06 (b)(c)(d)                              43,535          43,160
   4.88%, 06/12/06 (b)(c)(d)                              15,000          14,859
ATLANTIS ONE FUNDING CORP.
   4.56%, 04/20/06 (c)(d)                                 71,000          70,849
   4.59%, 04/25/06 (c)(d)                                150,171         149,754
   4.60%, 04/26/06 (c)(d)                                 63,000          62,817
   4.52%, 05/15/06 (c)(d)                                 43,000          42,779
   4.52%, 05/17/06 (c)(d)                                188,000         186,984
   4.63%, 06/19/06 (c)(d)                                 20,000          19,807
   4.63%, 06/22/06 (c)(d)                                 22,000          21,779
   4.80%, 08/02/06 (c)(d)                                 28,000          27,559

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BANK OF AMERICA CORP.
   4.71%, 05/10/06                                       287,000         285,622
   4.76%, 05/24/06                                       214,000         212,575
   4.84%, 07/17/06                                       341,000         336,286
   4.92%, 08/24/06                                       250,000         245,233
BANK OF IRELAND
   4.57%, 05/23/06 (c)                                    10,000           9,938
   4.86%, 08/09/06 (c)                                    38,000          37,360
BEAR STEARNS & CO., INC.
   4.48%, 04/04/06                                       135,000         134,983
   4.31%, 04/21/06                                         3,000           2,994
   4.49%, 04/11/06                                       108,000         107,893
   4.82%, 06/15/06                                        60,000          59,414
   4.88%, 08/14/06                                        23,000          22,596
BETA FINANCE, INC.
   4.59%, 04/27/06 (c)(d)                                 34,500          34,396
   4.68%, 05/08/06 (c)(d)                                 37,100          36,933
   4.77%, 05/31/06 (c)(d)                                 61,500          61,033
   4.89%, 08/21/06 (c)(d)                                 14,000          13,740
   4.93%, 08/25/06 (c)(d)                                 50,000          49,038
BLUE SPICE, L.L.C.
   4.49%, 04/04/06 (a)(b)(c)(d)                           54,000          53,993
   4.67%, 04/13/06 (a)(b)(c)(d)                           40,000          39,948
CANCARA ASSET SECURITISATION, L.L.C.
   4.68%, 05/05/06 (b)(c)(d)                              19,000          18,922
   4.68%, 05/08/06 (b)(c)(d)                              14,000          13,937
   4.69%, 05/11/06 (b)(c)(d)                              68,780          68,443
   4.70%, 05/11/06 (b)(c)(d)                             225,084         223,979
   4.80%, 06/01/06 (b)(c)(d)                              10,000           9,922
CC (USA), INC.
   4.30%, 04/20/06 (c)(d)                                100,000          99,801
   4.34%, 04/24/06 (c)(d)                                112,000         111,723
   4.58%, 04/25/06 (c)(d)                                  8,000           7,978
   4.62%, 05/22/06 (c)(d)                                 82,000          81,492
   4.75%, 05/22/06 (c)(d)                                 18,000          17,885
   4.89%, 06/19/06 (c)(d)                                  9,000           8,907
   4.89%, 06/22/06 (c)(d)                                 50,000          49,463
CITIGROUP FUNDING, INC.
   4.54%, 04/13/06 (b)                                   138,000         137,828
   4.77%, 04/20/06 (b)                                    88,000          87,803
   4.59%, 04/25/06 (b)                                    72,000          71,800
   4.68%, 05/10/06 (b)                                    94,000          93,554
   4.62%, 05/25/06 (b)                                    85,000          84,441
   4.87%, 06/13/06 (b)                                    45,000          44,573
   4.66%, 06/22/06 (b)                                    50,000          49,494
   4.65%, 06/26/06 (b)                                   138,000         136,538
   4.91%, 08/21/06 (b)                                   123,000         120,709
CLIPPER RECEIVABLES CO., L.L.C.
   4.58%, 04/05/06 (b)(c)(d)                              69,000          68,983
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   4.50%, 04/05/06 (b)(c)(d)                             160,568         160,528
   4.50%, 04/06/06 (b)(c)(d)                             111,502         111,461
   4.50%, 04/12/06 (b)(c)(d)                              55,000          54,939
   4.70%, 04/18/06 (b)(c)(d)                              25,000          24,951
   4.56%, 04/19/06 (b)(c)(d)                             120,000         119,759
   4.57%, 04/19/06 (b)(c)(d)                              45,518          45,427
   4.73%, 05/18/06 (b)(c)(d)                              84,205          83,713
CROWN POINT CAPITAL CO., L.L.C.
   4.33%, 04/19/06 (b)(c)(d)                             105,000         104,802
   4.57%, 04/19/06 (b)(c)(d)                              49,000          48,902
   4.57%, 04/20/06 (b)(c)(d)                              51,233          51,124
   4.59%, 04/25/06 (b)(c)(d)                              50,000          49,861
   4.63%, 04/26/06 (b)(c)(d)                              40,000          39,883
   4.76%, 05/23/06 (b)(c)(d)                              41,717          41,445
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
   4.70%, 04/18/06 (c)(d)                                283,000         282,448
   4.70%, 04/21/06 (c)(d)                                113,000         112,736
   4.68%, 04/24/06 (c)(d)                                 38,000          37,897
   4.72%, 05/02/06 (c)(d)                                 50,000          49,811
   4.72%, 05/04/06 (c)(d)                                105,000         104,577
   4.90%, 06/20/06 (c)(d)                                 95,000          94,004
DANSKE CORP.
   4.98%, 11/21/06 (b)(c)                                 32,000          31,011
DEPFA BANK, PLC
   4.62%, 06/14/06 (c)                                    33,600          33,296
DEXIA DELAWARE L.L.C.
   4.48%, 04/06/06 (b)                                   193,000         192,929
   4.49%, 04/10/06 (b)                                    20,000          19,983
DNB NOR BANK ASA
   4.57%, 06/01/06                                        38,000          37,722
   4.68%, 06/01/06                                        50,000          49,622
   4.95%, 09/06/06                                        80,000          78,326
DORADA FINANCE, INC.
   4.59%, 04/26/06 (c)(d)                                 26,000          25,925
   4.73%, 05/17/06 (c)(d)                                 17,000          16,903
   4.75%, 05/22/06 (c)(d)                                 39,000          38,751
   4.75%, 05/23/06 (c)(d)                                 23,000          22,850
   4.86%, 06/06/06 (c)(d)                                 19,000          18,838
   4.89%, 06/22/06 (c)(d)                                 18,000          17,807
DRESDNER U.S. FINANCE, INC.
   4.54%, 04/11/06 (b)                                    60,000          59,940
   4.78%, 05/31/06 (b)                                    23,000          22,825
EIFFEL FUNDING, L.L.C.
   4.58%, 04/04/06 (b)(c)(d)                              25,000          24,997
   4.67%, 04/12/06 (b)(c)(d)                              24,000          23,972
   4.75%, 04/19/06 (b)(c)(d)                              25,000          24,947

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FAIRWAY FINANCE CO., L.L.C.
   4.64%, 06/21/06 (b)(c)(d)                              12,911          12,782
FALCON ASSET SECURITIZATION CORP.
   4.70%, 04/13/06 (b)(c)(d)                              25,611          25,578
FIVE FINANCE INC.
   4.54%, 04/18/06 (c)(d)                                  6,000           5,989
   4.57%, 04/21/06 (c)(d)                                 20,000          19,955
   4.34%, 04/24/06 (c)(d)                                 23,000          22,943
   4.59%, 04/26/06 (c)(d)                                 19,000          18,945
   4.63%, 04/28/06 (c)(d)                                 50,000          49,841
   4.69%, 05/12/06 (c)(d)                                 33,000          32,834
   4.83%, 06/08/06 (c)(d)                                 15,000          14,869
FORENINGSSPARBANKEN AB (SWEDBANK)
   4.54%, 05/30/06                                        71,000          70,501
   4.54%, 05/31/06                                       238,000         236,299
   4.92%, 08/24/06                                         9,000           8,828
   4.97%, 08/24/06                                        19,000          18,633
GENERAL ELECTRIC CAPITAL CORP.
   4.83%, 04/03/06                                       618,000         618,000
   4.40%, 04/06/06                                       119,000         118,957
   4.46%, 05/03/06                                       105,000         104,618
GRAMPIAN FUNDING, L.L.C.
   4.49%, 04/06/06 (b)(c)(d)                              55,000          54,980
   4.64%, 05/03/06 (b)(c)(d)                              19,000          18,927
   4.62%, 05/26/06 (b)(c)(d)                              34,000          33,772
   4.78%, 06/02/06 (b)(c)(d)                              12,000          11,906
   4.92%, 08/08/06 (b)(c)(d)                              10,000           9,830
   4.93%, 08/23/06 (b)(c)(d)                               8,000           7,848
   5.02%, 09/22/06 (b)(c)(d)                              90,000          87,893
HBOS TREASURY SERVICES, PLC
   4.78%, 06/01/06 (b)                                    58,000          57,551
   4.81%, 06/08/06 (b)                                    90,000          89,216
   4.85%, 06/13/06 (b)                                    31,000          30,707
HSH NORDBANK AG
   4.89%, 06/19/06                                        70,000          69,277
ING (U. S.) FUNDING, L.L.C.
   4.60%, 06/12/06 (b)                                   101,000         100,118
IRISH LIFE & PERMANENT, PLC
   4.84%, 07/18/06 (c)                                    13,000          12,819
   4.85%, 07/18/06 (c)                                    28,600          28,200
   4.84%, 07/19/06 (c)                                    42,000          41,408
IXIS COMMERCIAL PAPER CORP.
   4.69%, 05/16/06 (b)(c)                                 36,000          35,801
   4.60%, 06/16/06 (b)(c)                                  7,500           7,431
   4.98%, 09/08/06 (b)(c)                                212,000         207,483
JUPITER SECURITIZATION CORP.
   4.61%, 06/12/06 (b)(c)(d)                              67,652          67,060
K2 (USA), L.L.C.
   4.33%, 04/20/06 (c)(d)                                 40,000          39,920
   4.57%, 04/20/06 (c)(d)                                 11,500          11,475
   4.57%, 04/21/06 (c)(d)                                 40,100          40,009
   4.64%, 05/02/06 (c)(d)                                 19,000          18,930
   4.88%, 06/14/06 (c)(d)                                 19,700          19,510
   4.63%, 07/06/06 (c)(d)                                 12,000          11,858
   4.81%, 08/04/06 (c)(d)                                 24,000          23,615
   4.87%, 08/14/06 (c)(d)                                 25,000          24,561
   4.93%, 08/25/06 (c)(d)                                 50,000          49,038
   5.03%, 09/28/06 (c)(d)                                 42,000          40,982
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.02%, 09/25/06 (b)(c)                                 81,000          79,071
LEXINGTON PARKER CAPITAL CO., L.L.C.
   4.50%, 04/05/06 (b)(c)(d)                              70,000          69,983
   4.63%, 04/27/06 (b)(c)(d)                              75,000          74,771
   4.70%, 05/10/06 (b)(c)(d)                              54,000          53,742
   4.72%, 05/15/06 (b)(c)(d)                              20,000          19,891
   4.75%, 05/22/06 (b)(c)(d)                              23,000          22,853
   4.74%, 07/18/06 (b)(c)(d)                             100,000          98,637
LINKS FINANCE, L.L.C.
   4.73%, 05/18/06 (c)(d)                                 21,000          20,877
   4.83%, 06/08/06 (c)(d)                                 26,000          25,773
MANE FUNDING CORP.
   4.70%, 05/16/06 (c)(d)                                 42,536          42,300
   4.78%, 06/01/06 (c)(d)                                 45,000          44,652
MONT BLANC CAPITAL CORP.
   4.61%, 04/06/06 (b)(c)(d)                              22,575          22,566
NIEUW AMSTERDAM RECEIVABLES CORP.
   4.62%, 04/05/06 (b)(c)(d)                              58,110          58,095
   4.50%, 04/10/06 (b)(c)(d)                              25,210          25,188
   4.67%, 04/10/06 (b)(c)(d)                               8,034           8,027
   4.67%, 04/11/06 (b)(c)(d)                              33,469          33,434
   4.55%, 04/17/06 (b)(c)(d)                               9,000           8,984
   4.77%, 04/21/06 (b)(c)(d)                              12,546          12,516
   4.58%, 04/25/06 (b)(c)(d)                              47,000          46,870
   4.65%, 06/19/06 (b)(c)(d)                              10,000           9,903
   4.94%, 09/01/06 (b)(c)(d)                              30,771          30,149
NORDEA NORTH AMERICA, INC.
   4.39%, 04/03/06 (b)                                    67,000          67,000
PARK GRANADA, L.L.C.
   4.57%, 04/20/06 (c)(d)                                 18,000          17,962
   4.77%, 04/20/06 (c)(d)                                 33,000          32,926
   4.69%, 04/28/06 (c)(d)                                 50,000          49,839
   4.69%, 04/28/06 (c)(d)                                 26,000          25,916
   4.72%, 05/01/06 (c)(d)                                 43,500          43,342
   4.72%, 05/02/06 (c)(d)                                 65,000          64,755
   4.72%, 05/04/06 (c)(d)                                 75,000          74,698
PICAROS FUNDING, L.L.C.
   4.97%, 09/01/06 (b)(c)(d)                              30,000          29,390
PREFERRED RECEIVABLES FUNDING CORP.
   4.61%, 06/12/06 (b)(c)(d)                              17,398          17,246

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SAN PAOLO IMI U S FINL CO
   4.71%, 05/17/06 (b)                                   138,000         137,215
   4.93%, 08/10/06 (b)                                    53,000          52,083
SANTANDER CENTRAL HISPANO FINANCE
  (DELAWARE), INC.
   4.82%, 06/06/06 (b)                                   113,000         112,044
   4.87%, 06/09/06 (b)                                    44,000          43,606
SCALDIS CAPITAL LTD.
   4.49%, 04/05/06 (b)(c)(d)                              30,339          30,332
   4.64%, 04/28/06 (b)(c)(d)                              64,347          64,142
   4.64%, 05/01/06 (b)(c)(d)                              35,601          35,474
SEDNA FINANCE, INC.
   4.59%, 04/25/06 (c)(d)                                 45,000          44,875
   4.63%, 04/27/06 (c)(d)                                 20,000          19,939
   4.69%, 05/08/06 (c)(d)                                 29,000          28,869
SHEFFIELD RECEIVABLES CORP.
   4.77%, 04/24/06 (b)(c)(d)                             111,000         110,692
   4.95%, 09/05/06 (b)(c)(d)                               9,762           9,559
SIGMA FINANCE, INC.
   4.47%, 05/08/06 (c)(d)                                118,000         117,498
   4.68%, 05/09/06 (c)(d)                                100,000          99,537
   4.68%, 05/10/06 (c)(d)                                 80,000          79,620
   4.69%, 05/12/06 (c)(d)                                 55,000          54,724
   4.71%, 05/15/06 (c)(d)                                 68,000          67,631
   4.76%, 05/30/06 (c)(d)                                 68,000          67,494
   4.79%, 06/01/06 (c)(d)                                258,000         256,000
   4.92%, 08/09/06 (c)(d)                                  2,000           1,966
   4.89%, 08/21/06 (c)(d)                                138,000         135,440
   4.94%, 08/31/06 (c)(d)                                 45,000          44,096
SKANDINAVISKA ENSKILDA BANKEN AB
   4.49%, 04/11/06                                       125,000         124,877
   4.72%, 05/10/06                                       232,000         230,885
SOCIETE GENERALE NORTH AMERICA, INC.
   4.66%, 07/05/06 (b)                                   185,000         182,825
   4.97%, 11/17/06 (b)                                    22,000          21,333
THUNDER BAY FUNDING, L.L.C.
   4.66%, 04/11/06 (b)(c)(d)                              29,183          29,153
   4.72%, 04/17/06 (b)(c)(d)                             130,853         130,614
   4.70%, 04/18/06 (b)(c)(d)                              72,155          72,014
   4.57%, 04/20/06 (b)(c)(d)                              10,289          10,267
   4.84%, 08/08/06 (b)(c)(d)                              51,229          50,376
TULIP FUNDING CORP.
   4.61%, 04/03/06 (b)(c)(d)                             100,000         100,000
   4.72%, 04/18/06 (b)(c)(d)                              35,000          34,931
   4.45%, 04/27/06 (b)(c)(d)                              82,966          82,724
UBS FINANCE (DELAWARE), INC.
   4.58%, 04/05/06 (b)                                   153,000         152,961
   4.49%, 04/11/06 (b)                                   300,000         299,704
   4.49%, 04/12/06 (b)                                   235,000         234,739
   4.67%, 06/02/06 (b)                                   629,000         624,178
VARIABLE FUNDING CAPITAL CORP.
   4.61%, 04/07/06 (b)(c)(d)                              66,000          65,966
   4.66%, 04/12/06 (b)(c)(d)                              50,000          49,942
   4.58%, 04/25/06 (b)(c)(d)                             100,000          99,724
WESTPAC BANKING CORP.
   4.50%, 06/13/06 (c)                                     5,000           4,956
   4.87%, 09/08/06 (c)                                   186,000         182,029
WESTPAC TRUST SECURITIES NZ LTD.
   4.45%, 04/21/06 (b)(c)                                 77,000          76,832
WHISTLEJACKET CAPITAL, L.L.C.
   4.62%, 04/03/06 (c)(d)                                 12,000          12,000
   4.55%, 04/11/06 (c)(d)                                  9,000           8,991
   4.46%, 04/18/06 (c)(d)                                  8,181           8,166
   4.57%, 04/18/06 (c)(d)                                 12,951          12,927
   4.46%, 04/20/06 (c)(d)                                 18,588          18,550
   4.86%, 06/09/06 (c)(d)                                 10,500          10,406
   4.88%, 06/12/06 (c)(d)                                 12,907          12,786
   4.88%, 06/13/06 (c)(d)                                 18,500          18,324
WHITE PINE FINANCE, L.L.C.
   4.30%, 04/18/06 (c)(d)                                  9,000           8,984
   4.63%, 04/27/06 (c)(d)                                 20,000          19,939
   4.52%, 05/09/06 (c)(d)                                  8,251           8,215
   4.78%, 05/25/06 (c)(d)                                 39,000          38,734
   4.83%, 06/07/06 (c)(d)                                 30,000          29,742
   4.61%, 06/09/06 (c)(d)                                 10,245          10,159
   4.86%, 06/12/06 (c)(d)                                 15,000          14,860
   4.89%, 06/13/06 (c)(d)                                 15,498          15,350
   4.90%, 06/20/06 (c)(d)                                 29,000          28,696
WINDMILL FUNDING CORP.
   4.72%, 04/18/06 (b)(c)(d)                              12,000          11,976
                                                                      ----------
                                                                      16,376,480
CORPORATE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 10/30/06 (a)                                   220,000         220,000

VARIABLE-RATE OBLIGATIONS 16.3% of net assets

ABAG FINANCIAL AUTHORITY FOR NONPROFIT
   CORPS., CALIFORNIA
   4.82%, 04/07/06 (b)                                    17,785          17,785
ALBUQUERQUE, NEW MEXICO AIRPORT SER B
   4.88%, 04/07/06 (b)                                    15,900          15,900
BANK OF IRELAND
   4.75%, 04/20/06 (c)                                    50,000          50,000
BANK OF NEW YORK CO., INC.
   4.86%, 04/27/06 (c)                                    75,000          75,000
BARCLAYS BANK PLC
   4.57%, 04/03/06                                       128,000         127,995

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   4.60%, 04/05/06                                        90,000          89,996
   4.64%, 04/10/06                                        80,000          79,997
   4.72%, 04/21/06                                       467,000         466,982
   4.76%, 04/27/06                                        25,000          24,996
BEAR STEARNS COMPANIES, INC.
   4.77%, 04/21/06                                        11,000          11,000
BNP PARIBAS
   4.60%, 04/04/06                                        65,000          64,991
   4.71%, 04/17/06                                        95,000          94,996
CANADIAN IMPERIAL BANK OF COMMERCE
   4.83%, 04/13/06                                       100,000         100,000
   4.78%, 04/24/06                                        65,000          65,000
CFM INTERNATIONAL, INC.
   4.83%, 04/07/06 (b)(c)                                 15,960          15,960
COMMONWEALTH BANK OF AUSTRALIA
   4.78%, 04/24/06 (c)                                    50,000          50,000
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   4.77%, 04/27/06 (b)(c)(d)                              50,000          49,997
COOK COUNTY, IL
   4.85%, 04/07/06 (b)                                    30,000          30,000
DEXIA CREDIT LOCAL
   4.76%, 04/26/06                                        79,000          78,986
FIVE FINANCE, INC.
   4.71%, 04/18/06 (c)(d)                                 49,000          48,997
GE LIFE & ANNUITY ASSURANCE CO.
   4.71%, 04/01/06 (a)                                   100,000         100,000
GENERAL ELECTRIC CAPITAL CORP.
   4.79%, 04/10/06                                       175,000         175,000
   4.85%, 04/17/06                                        75,000          75,000
GENWORTH LIFE & ANNUITY
   4.70%, 04/01/06 (a)                                    50,000          50,000
HSH NORDBANK, AG
   4.64%, 04/10/06                                        91,000          90,998
   4.64%, 04/10/06                                       211,000         210,998
J.P. MORGAN SECURITIES, INC.
   4.63%, 04/01/06 (a)                                   200,000         200,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   4.62%, 04/05/06 (c)(d)                                 73,000          72,995
   4.63%, 04/07/06 (c)(d)                                 66,000          65,997
   4.78%, 04/28/06 (c)(d)                                 49,000          48,999
LINKS FINANCE, L.L.C.
   4.65%, 04/10/06 (c)(d)                                 30,000          29,997
   4.68%, 04/10/06 (c)(d)                                 57,000          57,003
   4.70%, 04/18/06 (c)(d)                                115,000         114,992
   4.71%, 04/18/06 (c)(d)                                 20,000          19,998
   4.73%, 04/18/06 (c)(d)                                 73,000          73,003
   4.73%, 04/18/06 (c)(d)                                 49,000          49,003
   4.76%, 04/18/06 (c)(d)                                 93,000          93,030
LOANSTAR ASSETS PARTNERS II, L.P.
   4.85%, 04/07/06 (b)                                    25,000          25,000
   4.85%, 04/07/06 (b)                                    20,000          20,000
LOWNDES CORP., GEORGIA, SER 97
   4.93%, 04/07/06 (b)(c)                                  2,600           2,600
MERLOT 2000 B
   4.93%, 04/07/06 (b)(c)                                 32,630          32,630
MERLOT 2001 A67
   4.93%, 04/07/06 (b)(c)                                 35,065          35,065
MERLOT 2001 A7
   4.93%, 04/07/06 (b)(c)                                 15,470          15,470
MERRILL LYNCH & CO., INC.
   4.73%, 04/18/06                                       100,000         100,000
METROPOLITAN LIFE INSURANCE CO.
   4.68%, 04/03/06 (a)                                   100,000         100,000
MONUMENTAL LIFE INSURANCE CO.
   4.78%, 04/01/06 (a)                                   100,000         100,000
MORGAN STANLEY
   4.66%, 04/03/06                                       240,000         240,000
   4.71%, 04/18/06                                        30,000          30,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   4.78%, 04/07/06 (b)                                    11,830          11,830
   4.78%, 04/07/06 (b)                                    10,000          10,000
   4.78%, 04/07/06 (b)                                    20,850          20,850
   4.78%, 04/07/06 (b)                                    20,000          20,000
NORDDEUTSCHE LANDESBANK GIROZENTRALE
   4.60%, 04/03/06                                        30,000          29,999
   4.65%, 04/10/06                                       100,000          99,996
   4.70%, 04/14/06                                        75,000          74,997
   4.77%, 04/24/06                                        50,000          50,000
NORDEA BANK AB
   4.68%, 04/10/06 (c)                                    50,000          50,000
   4.70%, 04/11/06 (c)                                    45,000          45,000
ROYAL BANK OF CANADA
   4.73%, 04/10/06                                        60,000          60,000
ROYAL BANK OF SCOTLAND, PLC
   4.59%, 04/03/06                                       150,000         149,996
   4.60%, 04/04/06                                       100,000          99,988
   4.60%, 04/06/06                                        90,000          89,997
   4.72%, 04/19/06                                        20,000          19,998
   4.75%, 04/21/06 (c)                                   185,000         185,000
   4.76%, 04/28/06                                       181,000         180,985
SANTA ROSA, CALIFORNIA
   4.82%, 04/07/06 (b)                                     9,300           9,300
SE CHRISTIAN CHURCH, JEFFERSON COUNTY,
   KENTUCKY
   4.80%, 04/07/06 (b)                                     8,400           8,400
SIGMA FINANCE, INC.
   4.64%, 04/06/06 (c)(d)                                 11,000          11,000
   4.71%, 04/18/06 (c)(d)                                 73,000          72,997
   4.75%, 04/18/06 (c)(d)                                 20,000          20,005

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SISTERS OF MERCY OF THE AMERICAS REGIONAL
   COMMUNITY OF OMAHA, NEBRASKA
   4.83%, 04/07/06 (b)                                    11,860          11,860
SOCIETE GENERALE
   4.60%, 04/03/06 (c)                                    60,000          60,000
SVENSKA HANDELSBANKEN AB
   4.58%, 04/03/06                                       100,000          99,990
THE GOLDMAN SACHS GROUP, INC.
   4.67%, 04/03/06                                       128,000         128,028
   4.69%, 04/04/06 (a)                                    40,000          40,000
   4.74%, 04/10/06 (a)(c)                                225,000         225,000
   4.76%, 04/13/06 (a)                                   150,000         150,000
TRAVELERS INSURANCE CO.
   4.87%, 04/28/06 (a)                                   100,000         100,000
WASI 2005 - HEMMI - CLASS A
   4.81%, 04/25/06 (b)(c)(d)                              45,005          45,005
WELLS FARGO & CO.
   4.68%, 04/03/06 (c)                                    75,000          75,000
   4.73%, 04/18/06 (c)                                    40,000          40,003
   4.74%, 04/18/06 (c)                                   125,000         125,000
WHISTLEJACKET CAPITAL, L.L.C.
   4.71%, 04/18/06 (c)(d)                                 73,000          72,997
   4.73%, 04/20/06 (c)(d)                                 26,000          25,998
   4.74%, 04/20/06 (c)(d)                                 61,000          60,997
WHITE PINE FINANCE, L.L.C.
   4.66%, 04/10/06 (c)(d)                                 70,000          69,994
   4.68%, 04/12/06 (c)(d)                                 47,000          46,998
   4.70%, 04/18/06 (c)(d)                                 25,000          24,999
   4.70%, 04/18/06 (c)(d)                                 50,000          49,997
   4.70%, 04/18/06 (c)(d)                                 93,000          92,994
                                                                      ----------
                                                                       6,651,554

                                                      MATURITY
                                                       AMOUNT           VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS  22.2% OF NET ASSETS

REPURCHASE AGREEMENTS  22.2%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C.
   Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $2,358,951
   4.84%, issued 03/31/06,
   due 04/03/06                                        2,358,953       2,358,000
BEAR STEARNS & CO., INC.
   Tri-Party Agreement Collateralized by
   U.S. Government Securities with a value
   of $619,056
   4.85%, issued 03/31/06,
   due 04/03/06                                          608,246         608,000
CREDIT SUISSE FIRST BOSTON, L.L.C.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $105,497
    4.85%, issued 03/31/06,
    due 04/03/06                                         103,893         103,851
MORGAN STANLEY & CO., INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $900,363
    4.84%, issued 03/31/06,
    due 04/03/06                                         900,363         900,000
THE GOLDMAN SACHS GROUP, INC.
   Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $3,601,455
    4.85%, issued 03/31/06,
    due 04/03/06                                       3,601,455       3,600,000
UBS FINANCIAL SERVICES, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $1,524,279
    4.85%, issued 03/31/06,
    due 04/03/06                                       1,500,606       1,500,000
                                                                     -----------
                                                                       9,069,851

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $40,743,885.

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
RATE, ACQUISITION DATE,                              FACE AMOUNT     COST/VALUE
MATURITY DATE                                        ($ X 1,000)     ($ X 1,000)
At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALPINE SECURITIZATION CORP.
   4.84%, 03/31/06, 04/03/06                            100,000          100,000
BLUE SPICE, L.L.C.
   4.49%, 01/04/06, 04/04/06                             54,000           53,993
   4.67%, 03/09/06, 04/13/06                             40,000           39,948
                                                                     -----------
                                                                          93,941
GE LIFE & ANNUITY ASSURANCE CO.
   4.71%, 06/01/05, 04/01/06                            100,000          100,000
GENWORTH LIFE & ANNUITY
   4.70%, 02/01/06, 04/01/06                             50,000           50,000
METROPOLITAN LIFE INSURANCE CO.
   4.68%, 02/01/06, 04/03/06                            100,000          100,000
MONUMENTAL LIFE INSURANCE CO.
   4.78%, 06/10/93, 04/01/06                            100,000          100,000
THE GOLDMAN SACHS GROUP, INC.
   4.74%, 03/09/06, 04/10/06                            225,000          225,000
   4.76%, 07/15/05, 04/13/06                            150,000          150,000
   4.69%, 10/04/05, 04/04/06                             40,000           40,000
   4.98%, 02/03/06, 10/30/06                            220,000          220,000
                                                                     -----------
                                                                         635,000
TRAVELERS INSURANCE CO.
   4.87%, 10/28/05, 04/28/06                            100,000          100,000

(a) Restricted and/or illiquid security.

(b) Credit-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,659,647 or 28.6% of net assets.

(d) Asset-backed security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.6%  MUNICIPAL SECURITIES                           12,920,216     12,920,216
--------------------------------------------------------------------------------
 97.6%  TOTAL INVESTMENTS                              12,920,216     12,920,216

  2.4%  OTHER ASSETS AND LIABILITIES                                     323,487
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    13,243,703


ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 97.3% OF NET ASSETS

ALABAMA 1.1%
--------------------------------------------------------------------------------
ALABAMA IDA
IDRB (Scientific Utilization) Series 1996
  3.19%, 04/07/06 (a)(b)                                    1,620          1,620
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master Series 2006A
  3.19%, 04/07/06 (a)(b)                                   17,745         17,745
BESSEMER MEDICAL CLINIC BOARD
RB Series 1990A
  2.80%, 06/15/06 (a)(b)(c)(d)                             10,865         10,865
BIRMINGHAM PUBLIC EDUCATIONAL BUILDING AUTH
Student Housing RB Series 2005A
  3.18%, 04/07/06 (a)(b)                                    6,415          6,415
BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
Health Care Facility RB (Eastern Health System)
  Series 2003A
  3.18%, 04/07/06 (a)(b)                                   36,350         36,350
DAPHNE UTILITIES BOARD
Water, Gas and Sewer Refunding RB Series 2000
  3.19%, 04/07/06 (a)(b)(c)                                 7,630          7,630
DECATUR IDB
Exempt Facilities Refunding RB
  (Nucor Steel Decatur) Series 2003A
  3.25%, 04/07/06 (b)                                      17,000         17,000
DOTHAN IDB
IDRB (Baxley Blowpipe) Series 1997
  4.02%, 04/06/06 (a)(b)                                      100            100
HOOVER BOARD OF EDUCATION
Capital Outlay TAN Series 2001
  3.21%, 04/07/06 (a)(b)(c)(d)                             14,810         14,810
INDIAN SPRINGS VILLAGE
RB (Joseph Bruno Montessori Academy) Series 1999
  3.35%, 04/07/06 (a)(b)                                    1,120          1,120
MONTGOMERY DOWNTOWN REDEVELOPMENT AUTH
Bonds (Southern Poverty Law Center) Series 2000
  3.33%, 04/07/06 (b)                                      15,000         15,000
SCOTTSBORO
School Warrants Series 1997
  3.17%, 04/07/06 (a)(b)                                    3,430          3,430
STEVENSON IDB
Environmental Improvement RB (Mead Corp)
  Series 1997
  3.23%, 04/07/06 (a)(b)                                   17,300         17,300
TUSCALOOSA CNTY
IDRB (Knight Specialties) Series 1998
  3.40%, 04/07/06 (a)(b)                                      830            830
                                                                     -----------
                                                                         150,215

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

ALASKA 0.2%
--------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
General Housing Purpose Bonds Series 2005B
  3.20%, 04/07/06 (a)(b)(c)(d)                             5,025           5,025
General Mortgage RB Series 2002A
  3.21%, 04/07/06 (b)(c)(d)                                5,995           5,995
Mortgage RB Series 1999A-2
  3.24%, 04/07/06 (b)(c)(d)                                5,785           5,785
ALASKA INDUSTRIAL DEVELOPMENT AND EXPORT AUTH
Revolving Fund Bonds Series 1997A
  3.25%, 04/06/06 (a)(b)(c)(d)                             4,850           4,850
                                                                     -----------
                                                                          21,655

ARIZONA 1.1%
--------------------------------------------------------------------------------
ARIZONA SCHOOL FACILITIES BOARD
State School Trust RB Series 2004A
  3.46%, 04/07/06 (a)(b)(c)                               25,220          25,220
DEER VALLEY UNIFIED SD NO.97
School Improvement Bonds
  (Project of 2004) Series 2005A
  2.64%, 07/01/06 (a)                                     10,000          10,033
DOWNTOWN PHOENIX HOTEL CORP
Subordinate RB Series 2005B
  3.23%, 04/07/06 (a)(b)(c)(d)                            21,360          21,360
MARICOPA CNTY IDA
M/F Mortgage Refunding RB (San Fernando Apts)
  Series 2004
  3.23%, 04/07/06 (a)(b)                                   7,750           7,750
PHOENIX CIVIC IMPROVEMENT CORP
Subordinated Excise Tax RB (Airport Improvements)
  Series 1995
  3.21%, 04/07/06 (a)(b)                                   1,000           1,000
Subordinated Excise Tax RB (Civic Expansion)
  Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,675           4,675
Subordinated Excise Tax RB Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                             6,000           6,000
PHOENIX IDA
Government Office Lease Refunding RB
  (Capitol Mall LLC) Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,155           4,155
S/F Mortgage Draw-Down RB Series 2005A
  3.26%, 04/07/06 (b)(c)(d)                               10,740          10,740
PINE RIDGE VILLAGE/CAMPUS HEIGHTS LLC
RB (Northern Arizona University) Series 2005
  3.20%, 04/07/06 (a)(b)(c)                               20,000          20,000
SALT RIVER PIMA-MARICOPA INDIAN COMMUNITY
  Bonds Series 2005
  3.18%, 04/07/06 (a)(b)                                   4,900           4,900
SUN DEVIL ENERGY CENTER
RB (Arizona State University) Series 2004
  3.20%, 04/07/06 (a)(b)(c)                               19,000          19,000
YAVAPAI CNTY IDA
Hospital RB (Yavapai Regional Medical Center)
  Series 1997B
  3.17%, 04/07/06 (a)(b)(c)                               13,950          13,950
                                                                     -----------
                                                                         148,783

ARKANSAS 0.1%
--------------------------------------------------------------------------------
ARKANSAS DEVELOPMENT FINANCE AUTH
IDRB (C&C Holding Co) Series 1998
  3.28%, 04/07/06 (a)(b)                                     700             700
INDEPENDENCE CNTY
IDRB (Townsends) Series 1996
  3.24%, 04/07/06 (a)(b)                                   9,000           9,000
                                                                     -----------
                                                                           9,700

CALIFORNIA 1.7%
--------------------------------------------------------------------------------
ACCESS LOANS FOR LEARNING STUDENT LOAN CORP
Student Loan Program RB Series II-A1
  3.22%, 04/07/06 (a)(b)                                  35,000          35,000
Student Loan Program RB Series II-A2
  3.23%, 04/07/06 (a)(b)                                  20,000          20,000
Student Loan Program RB Series II-A3
  3.22%, 04/07/06 (a)(b)                                  23,700          23,700
Student Loan Program RB Sr Series II-A8
  2.83%, 06/01/06 (a)(b)                                  33,300          33,300
Student Loan Program RB Sr Series II-A9
  3.22%, 04/07/06 (a)(b)                                  74,000          74,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
CALIFORNIA
Various Purpose GO Bonds
  3.21%, 04/07/06 (a)(b)(c)(d)                               110             110
CALIFORNIA DEPT OF WATER RESOURCES
Power Supply RB Series 2002C-17
  3.20%, 04/07/06 (a)(b)                                   1,000           1,000
CALIFORNIA HFA
Home Mortgage RB Series 2003H
  3.19%, 04/07/06 (a)(b)(c)                                  845             845
Home Mortgage RB Series 2005A
  3.18%, 04/07/06 (b)(c)                                   4,300           4,300
Home Mortgage RB Series 2005H
  3.21%, 04/03/06 (b)(c)                                   5,000           5,000
M/F Housing RB III Series 2002E
  3.20%, 04/07/06 (b)(c)                                   2,660           2,660
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
TRAN Series 2005A-2
  2.62%, 06/30/06                                         12,500          12,541
TRAN Series 2005A-3
  2.62%, 06/30/06                                          7,500           7,524
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
M/F Housing RB (Wilshire Station Apts)
  Series 2004A
  3.24%, 04/03/06 (a)(b)                                     275             275
                                                                     -----------
                                                                         220,255
COLORADO 5.3%
--------------------------------------------------------------------------------
ADAMS CNTY
Mortgage RB (Platte Valley Medical Center)
  Series 2005
  3.20%, 04/07/06 (a)(b)(c)                               14,250          14,250
ARAPAHOE CNTY
Refunding IDRB (Denver Jetcenter) Series 1997
  3.45%, 04/07/06 (a)(b)                                   3,500           3,500
ARVADA
Water Enterprise RB Series 2001
  3.35%, 04/03/06 (a)(b)(c)                                3,900           3,900
BROOMFIELD URBAN RENEWAL AUTH
Tax Increment RB (Broomfield Event Center)
  Series 2005
  3.17%, 04/07/06 (a)(b)                                  13,785          13,785
CENTERRA METROPOLITAN DISTRICT NO.1
RB Series 2004
  3.20%, 04/07/06 (a)(b)                                  10,000          10,000
COLORADO
  2.62%, 06/27/06                                        230,000         230,629
COLORADO HFA
Economic Development RB (Pemracs) Series 2000A
  3.30%, 04/07/06 (a)(b)                                   2,900           2,900
COLORADO STUDENT LOAN AUTH
RB Series 1989A
  3.22%, 04/07/06 (a)(b)(c)                               49,400          49,400
Sr Bonds Series 1990A
  3.26%, 04/07/06 (a)(b)(c)                               14,400          14,400
Sr Lien RB Series 1999A-2
  3.22%, 04/07/06 (a)(b)(c)                               28,400          28,400
Sr Lien RB Series 1999A-3
  3.22%, 04/07/06 (a)(b)(c)                               29,800          29,800
DENVER CITY AND CNTY
Airport System RB Series 1992F
  3.22%, 04/07/06 (a)(b)                                  17,475          17,475
Airport System RB Series 1992G
  3.22%, 04/07/06 (a)(b)                                  17,925          17,925
Airport System RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             7,235           7,235
  3.45%, 04/07/06 (a)(b)(c)(d)                            30,455          30,455
Airport System Refunding RB Series 2000B
  3.25%, 04/07/06 (a)(b)(c)                              109,900         109,900
Airport System Refunding RB Series 2000C
  3.22%, 04/07/06 (a)(b)(c)                               50,000          50,000
GO Bonds (Justice System Facilities and Zoo)
  Series 2005
  3.21%, 04/07/06 (b)(c)(d)                                9,335           9,335
JEFFERSON CNTY SD
GO Bonds (SD No.R-1) Series 2004
  3.45%, 04/07/06 (a)(b)(c)(d)                             4,990           4,990
LOWRY ECONOMIC DEVELOPMENT AUTH
IDRB Series 2002B
  3.18%, 04/07/06 (a)(b)                                  14,140          14,140
Refunding RB Series 2002A
  3.18%, 04/07/06 (a)(b)                                  10,870          10,870
PARK CREEK METROPOLITAN DISTRICT
Jr Subordinate Limited Property Tax Supported RB
  Series 2005
  3.21%, 04/07/06 (b)(c)(d)                               13,250          13,250

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
THOMPSON SD R2-J
GO Bonds Series 2005
  3.21%, 04/07/06 (a)(b)(c)                                4,220           4,220
WESTMINSTER ECONOMIC DEVELOPMENT AUTH
Tax Increment RB (Westminster Plaza) Series 1997A
  3.30%, 04/07/06 (a)(b)                                   6,145           6,145
                                                                     -----------
                                                                         696,904
CONNECTICUT 1.0%
--------------------------------------------------------------------------------
CONNECTICUT
GO Refunding Bonds Series 2005B
  3.49%, 04/07/06 (a)(b)(c)(d)                            27,530          27,530
CONNECTICUT HFA
Housing Draw Down Bonds Series 2004B
  3.22%, 04/07/06 (a)(b)(c)(d)                             5,725           5,725
S/F Mortgage Draw Down RB Series 2004B
  3.22%, 04/07/06 (a)(b)(c)(d)                            96,345          96,345
                                                                     -----------
                                                                         129,600
DELAWARE 0.3%
--------------------------------------------------------------------------------
DELAWARE
GO Refunding Bonds Series 2005C
  3.21%, 04/07/06 (b)(c)(d)                                5,845           5,845
NEW CASTLE CNTY
Airport Facility RB (Flightsafety International)
  Series 2002
  3.21%, 04/07/06 (a)(b)                                  16,600          16,600
M/F Rental Housing RB (Fairfield English Village)
  Series 2005
  3.23%, 04/07/06 (a)(b)                                   8,500           8,500
SUSSEX CNTY
IDRB (Perdue-Agrirecycle) Series 2000
  3.23%, 04/07/06 (a)(b)                                   5,300           5,300
RB (Baywood) Series 1997A
  3.41%, 04/07/06 (a)(b)                                   2,400           2,400
WILMINGTON
GO Bonds Series 2006B
  3.22%, 04/07/06 (a)(b)(c)                                8,000           8,000
                                                                     -----------
                                                                          46,645
DISTRICT OF COLUMBIA 1.0%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
Enterprise Zone RB (Crowell and Moring)
  Series 2001
  3.23%, 04/07/06 (a)(b)                                   2,900           2,900
RB (American Psychological Association)
  Series 2003
  3.23%, 04/07/06 (a)(b)                                   2,660           2,660
RB (St Coletta Special Education
  Public Charter School) Series 2005
  3.18%, 04/07/06 (a)(b)                                   4,150           4,150
METROPOLITAN WASHINGTON AIRPORTS AUTH
Airport System RB Series 2005A
  3.24%, 04/07/06 (a)(b)(c)(d)                            14,995          14,995
Airport System RB Series 2006A
  3.24%, 04/07/06 (a)(b)(c)(d)                            12,000          12,000
Flexible Term PFC Revenue Notes Series A
  3.32%, 05/11/06 (a)                                      5,400           5,400
Flexible Term PFC Revenue Notes Series B
  3.44%, 05/16/06 (a)                                     22,500          22,500
Flexible Term PFC Revenue Notes Series C
  3.35%, 05/09/06 (a)                                     23,000          23,000
Flexible Term PFC Revenue Notes Series D
  3.27%, 05/11/06 (a)                                     30,000          30,000
RB Series 1997B
  3.25%, 04/06/06 (a)(b)(c)(d)                             1,655           1,655
RB Series 2001A
  3.25%, 04/07/06 (a)(b)(c)(d)                             5,870           5,870
Refunding RB Series 2002C
  3.22%, 04/07/06 (a)(b)(c)                                1,800           1,800
Refunding RB Series 2004D
  3.25%, 04/07/06 (a)(b)(c)(d)                             2,750           2,750
                                                                     -----------
                                                                         129,680
FLORIDA 7.9%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
RB (Shands Hospital-University of Florida)
  Series 1992R
  3.21%, 04/07/06 (a)(b)(c)(d)                            11,540          11,540
BREVARD CNTY HEALTH FACILITIES AUTH
RB (Wuesthoff Health Systems) Series 2004
  3.18%, 04/07/06 (a)(b)                                  14,200          14,200
BREVARD CNTY HFA
M/F Housing RB (Manatee Cove Apts) Series 2005
  3.22%, 04/07/06 (a)(b)                                   5,715           5,715
M/F Housing Refunding RB (Shore View Apts)
Series 1995

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  3.25%, 04/07/06 (a)(b)                                   1,900           1,900
BROWARD CNTY EDUCATIONAL FACILITIES AUTH
RB (Nova Southeastern University) Series 2000A
  3.18%, 04/07/06 (a)(b)                                   9,150           9,150
BROWARD CNTY HFA
M/F Housing RB (Landings of Inverrary Apts)
  Series 1985
  3.16%, 04/07/06 (a)(b)                                   7,500           7,500
M/F Housing RB (Pembroke Village Apts)
  Series 2004
  3.20%, 04/07/06 (a)(b)                                   7,000           7,000
M/F Housing RB (Pier Club Village Apts)
  Series 2004
  3.19%, 04/07/06 (a)(b)                                   4,000           4,000
M/F Housing RB (Sanctuary Apts) Series 1985
  3.16%, 04/07/06 (a)(b)                                   9,000           9,000
M/F Housing RB (Southern Pointe) Series 1997
  3.17%, 04/07/06 (a)(b)                                   7,750           7,750
M/F Housing Refunding RB (Island Club Apts)
  Series 2001A
  3.19%, 04/07/06 (a)(b)                                   3,000           3,000
M/F Housing Refunding RB (Reflections Apts)
  Series 1999
  3.18%, 04/07/06 (a)(b)                                  10,000          10,000
BROWARD CNTY SD
School Board COP Series 2005B
  3.18%, 04/07/06 (a)(b)(c)                               14,460          14,460
CHARLOTTE CNTY
Refunding RB Series 2003A
  3.19%, 04/07/06 (a)(b)(c)                                3,400           3,400
Refunding RB Series 2003B
  3.18%, 04/07/06 (a)(b)(c)                                5,600           5,600
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock Circle Apts) Series 2000
  3.16%, 04/07/06 (a)(b)                                   3,210           3,210
CLAY CNTY UTILITY AUTH
RB Series 2003A
  3.18%, 04/07/06 (a)(b)                                   9,565           9,565
COLLIER CNTY IDA
Educational Facilities RB
  (Community School of Naples) Series 2002
  3.18%, 04/07/06 (a)(b)                                   4,500           4,500
DADE CNTY IDA
IDRB (Michael-Ann Russell
  Jewish Community Center) Series 1997
  3.18%, 04/05/06 (a)(b)                                   3,785           3,785
IDRB (South Florida Stadium Corp) Series 1985C
  3.16%, 04/07/06 (a)(b)                                   1,050           1,050
DAVIE
RB (United Jewish Community of Broward Cnty)
  Series 2003
  3.18%, 04/07/06 (a)(b)                                  10,750          10,750
ESCAMBIA HFA
S/F Mortgage RB Series 2001A
  3.29%, 04/07/06 (a)(b)(c)(d)                               100             100
EUSTIS
RB Installment 1997A
  3.18%, 04/07/06 (a)(b)                                   3,260           3,260
FLORIDA BOARD OF EDUCATION
Lottery RB Series 2002C
  3.21%, 04/07/06 (a)(b)(c)(d)                            33,695          33,695
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,000           4,000
FLORIDA DEVELOPMENT FINANCE CORP
IDRB (Sunshine State Christian Homes, Inc)
  Series 1999A3
  3.23%, 04/07/06 (a)(b)                                   1,140           1,140
IDRB Enterprise Bond Program (Pioneer-Ram)
  Series 1998A3
  3.28%, 04/07/06 (a)(b)                                     880             880
FLORIDA HFA
Housing RB (Ashley Lake Park II) Series 1989J
  3.20%, 04/07/06 (a)(b)                                  16,000          16,000
Housing RB (Caribbean Key Apts) Series 1996F
  3.22%, 04/07/06 (a)(b)                                     300             300
M/F Mortgage RB (Clarcona Groves Apts)
  Series 2005A
  3.22%, 04/07/06 (a)(b)                                   4,250           4,250
M/F Mortgage RB (Pinnacle Pointe Apts)
  Series 2003N
  3.22%, 04/07/06 (a)(b)                                   7,335           7,335
M/F Mortgage RB (Wellesley Apts) Series 2003O
  3.22%, 04/07/06 (a)(b)                                   7,940           7,940
M/F Mortgage RB (Wexford Apts) Series 2003P
  3.22%, 04/07/06 (a)(b)                                   8,035           8,035

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Mortgage Refunding RB (Monterey Lake Apts)
  Series 2005C
  3.19%, 04/07/06 (a)(b)                                   7,325           7,325
M/F Mortgage Refunding RB (Tuscany Pointe Apts)
  Series 2005D
  3.18%, 04/07/06 (a)(b)                                  12,090          12,090
M/F Mortgage Refunding RB (Victoria Park Apts)
  Series 2002J1
  3.17%, 04/07/06 (a)(b)                                   5,370           5,370
FLORIDA HIGHER EDUCATIONAL FACILITIES
FINANCING AUTH
Educational Facilities RB (Flagler College Inc)
  Series 2005
  3.18%, 04/07/06 (a)(b)                                   9,400           9,400
RB (Southeastern University, Inc) Series 2005
  3.18%, 04/07/06 (a)(b)                                  13,000          13,000
FLORIDA LOCAL GOVERNMENT FINANCE COMMISSION
Pooled TECP Series 1994A
  3.12%, 04/06/06 (a)                                     16,735          16,735
FLORIDA STATE BOARD OF EDUCATION
Lottery RB Series 2005A
  3.45%, 08/03/06 (a)(b)(c)(d)                             1,190           1,190
GAINESVILLE
IDRB (Lifesouth Community Blood Centers)
  Series 1999
  3.18%, 04/07/06 (a)(b)                                   5,220           5,220
RB Series 2005A
  3.20%, 04/07/06 (a)(b)(c)                                5,000           5,000
GREATER ORLANDO AVIATION AUTH
Airport Facilities RB Series 2002E
  3.22%, 04/07/06 (a)(b)(c)                               88,415          88,415
Airport Facilities Subordinated TECP Series B
  3.30%, 04/04/06 (a)                                     19,850          19,850
GULF BREEZE
Local Government Loan Program RB Series 1985C
  3.18%, 04/07/06 (a)(b)(c)                                6,735           6,735
Local Government Loan Program RB Series 1985E
  3.18%, 04/07/06 (a)(b)(c)                                7,140           7,140
HALIFAX HOSPITAL MEDICAL CENTER
RB (Florida Health Care Plan) Series 1998
  3.19%, 04/07/06 (a)(b)                                   5,200           5,200
HILLSBOROUGH CNTY AVIATION AUTH
Airport Facilities Subordinated TECP Series B
  3.35%, 05/04/06 (a)                                     43,200          43,200
  3.40%, 05/10/06 (a)                                     15,300          15,300
HILLSBOROUGH CNTY EDUCATIONAL
FACILITIES AUTH
RB (University of Tampa) Series 2000
  3.23%, 04/07/06 (a)(b)                                   5,300           5,300
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore Crossing Apts)
  Series 2005
  3.23%, 04/07/06 (a)(b)                                   1,000           1,000
HILLSBOROUGH CNTY IDA
Educational Facilities RB
  (Berkeley Preparatory School, Inc) Series 1999
  3.18%, 04/07/06 (a)(b)                                   4,415           4,415
IDRB (University Community Hospital) Series 1994
  2.85%, 06/22/06 (a)(b)(c)(d)                            11,470          11,470
RB (Independent Day School) Series 2000
  3.23%, 04/07/06 (a)(b)                                     900             900
RB (Tampa Metropolitan Area YMCA) Series 2000
  3.23%, 04/07/06 (a)(b)                                   7,600           7,600
JACKSONVILLE AVIATION AUTH
Refunding RB Series 2005
  3.20%, 04/07/06 (a)(b)(c)                                4,000           4,000
JACKSONVILLE ECONOMIC DEVELOPMENT COMMISSION
Educational Facilities RB (Episcopal High School)
  Series 2002
  3.18%, 04/07/06 (a)(b)                                   5,400           5,400
RB (Bolles School) Series 1999A
  3.18%, 04/07/06 (a)(b)                                   1,500           1,500
Refunding RB (YMCA of Florida First Coast)
  Series 2003
  3.18%, 04/07/06 (a)(b)                                   4,700           4,700
Special Facility Airport RB
(Holland Sheltair Aviation Group) Series 2004A1
  3.23%, 04/07/06 (a)(b)                                   4,000           4,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
JACKSONVILLE HEALTH FACILITIES AUTH
RB (River Garden/The Coves) Series 1994
  3.23%, 04/07/06 (a)(b)                                   3,110           3,110
LAKE SHORE HOSPITAL AUTH
Health Facility RB (Lake Shore Hospital)
  Series 1991
  3.18%, 04/07/06 (a)(b)                                   2,900           2,900
LEE CNTY
Educational Facilities RB (Canterbury School)
  Series 1999
  3.18%, 04/07/06 (a)(b)                                   6,000           6,000
MANATEE CNTY HFA
M/F Housing RB (La Mirada Gardens) Series 2002A
  3.29%, 04/07/06 (a)(b)                                   4,000           4,000
M/F Housing RB (Sabal Palm Harbor Apts)
  Series 2000A
  3.28%, 04/07/06 (a)(b)                                   4,200           4,200
MIAMI HEALTH FACILITIES AUTH
Refunding RB (Miami Jewish Home and Hospital
for the Aged, Inc) Series 2005
  3.18%, 04/07/06 (a)(b)                                   7,600           7,600
MIAMI-DADE CNTY
Aviation TECP (Miami International Airport)
  Series A
  3.40%, 05/23/06 (a)                                     14,222          14,222
Solid Waste System RB Series 2005
  3.43%, 04/07/06 (a)(b)(c)(d)                            10,940          10,940
MIAMI-DADE CNTY IDA
RB (Belen Jesuit Preparatory School) Series 1999
  3.18%, 04/07/06 (a)(b)                                   6,355           6,355
RB (Gulliver Schools) Series 2000
  3.23%, 04/07/06 (a)(b)                                   3,800           3,800
MIAMI-DADE CNTY SD
RAN Series 2005
  2.64%, 06/27/06                                         25,000          25,079
TAN Series 2005
  2.69%, 06/27/06                                         60,000          60,178
OKEECHOBEE CNTY
Exempt Facility RB (Okeechobee Landfill)
  Series 1999
  3.23%, 04/07/06 (a)(b)                                  15,000          15,000
ORANGE CNTY HFA
M/F Guaranteed Mortgage Refunding RB
  (Sundown Associates II) Series 1989A
  3.21%, 04/07/06 (a)(b)                                   4,600           4,600
M/F Housing RB (Alta Westgate Apts) Series 2005C
  3.23%, 04/07/06 (a)(b)                                   6,920           6,920
M/F Housing RB (Palm Key Apts) Series 1997C
  3.19%, 04/07/06 (a)(b)                                   5,000           5,000
M/F Housing Refunding RB
  (Post Fountains At Lee Vista) Series 1997E
  3.19%, 04/07/06 (a)(b)                                   7,235           7,235
M/F Housing Refunding RB (Smokewood/Sun Key Apts)
  Series 1992A
  3.19%, 04/07/06 (a)(b)                                  20,050          20,050
ORANGE CNTY IDA
Educational Facilities RB (UCF Hospitality School
  Student Housing Foundation) Series 2004
  3.18%, 04/07/06 (a)(b)                                   9,000           9,000
IDRB (Central Florida YMCA) Series 2002A
  3.23%, 04/07/06 (a)(b)                                   4,000           4,000
IDRB (Goodwill Industries of Central Florida)
  Series 1999
  3.18%, 04/07/06 (a)(b)                                   6,000           6,000
RB (Central Florida YMCA) Series 2005
  3.18%, 04/07/06 (a)(b)                                   5,000           5,000
ORANGE CNTY SCHOOL BOARD COP Series 2006B
  3.21%, 04/07/06 (a)(b)(c)                                3,000           3,000
PALM BEACH CNTY
Airport RB (Galaxy Aviation) Series 2000A
  3.25%, 04/07/06 (a)(b)                                   8,000           8,000
IDBR (South Florida Blood Banks) Series 2002
  3.18%, 04/07/06 (a)(b)                                   8,075           8,075
IDRB (Palm Beach Day School) Series 1999
  3.18%, 04/07/06 (a)(b)                                   7,000           7,000
RB (Norton Gallery and School of Art) Series 1995
  3.20%, 04/07/06 (a)(b)                                   2,500           2,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
PALM BEACH CNTY EDUCATIONAL FACILITIES AUTH
RB (Lynn University) Series 2001
  3.18%, 04/07/06 (a)(b)                                   9,835           9,835
PALM BEACH CNTY HEALTH FACILITIES AUTH
Refunding Program RB (Pooled Hospital Loan)
  Series 1985
  3.27%, 05/04/06 (a)                                     56,000          56,000
  3.35%, 05/10/06 (a)                                     14,000          14,000
  3.30%, 05/11/06 (a)                                     17,600          17,600
PALM BEACH CNTY HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
  Series 2004
  3.20%, 04/07/06 (a)(b)                                   7,000           7,000
PALM BEACH CNTY SD
Sales Tax Revenue CP
  3.08%, 04/06/06 (a)                                      4,200           4,200
PINELLAS CNTY EDUCATIONAL FACILITIES AUTH
RB (Shorecrest Preparatory School) Series 2001
  3.19%, 04/07/06 (a)(b)                                     905             905
Refunding RB (Canterbury School of Florida)
  Series 2004
  3.19%, 04/07/06 (a)(b)                                   4,510           4,510
PINELLAS CNTY HFA
M/F Housing RB (Greenwood Apts) Series 2002A
  3.23%, 04/07/06 (a)(b)                                   6,460           6,460
PINELLAS CNTY IDA
RB (Pact) Series 2003
  3.18%, 04/07/06 (a)(b)                                   7,200           7,200
PINELLAS CNTY INDUSTRY COUNCIL
RB (Operation Par) Series 1999
  3.23%, 04/07/06 (a)(b)                                   4,335           4,335
PORT ST LUCIE
Utility System Refunding RB Series 2004A
  3.20%, 04/07/06 (a)(b)(c)                               15,000          15,000
SANTA ROSA CNTY
Health Facilities RB (Baptist Hospital)
  Series 2003
  3.18%, 04/07/06 (a)(b)                                   7,185           7,185
SARASOTA CNTY
RB (Sarasota Family YMCA) Series 1999
  3.18%, 04/07/06 (a)(b)                                     470             470
SUMTER LANDING COMMUNITY DEVELOPMENT DISTRICT
Recreational RB Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                               670             670
SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION
CP Revenue Notes (Miami-Dade Cnty) Series G
  3.33%, 05/03/06 (a)(c)                                   6,439           6,439
  3.35%, 05/03/06 (a)(c)                                  10,000          10,000
TECP Series 1998 A
  3.28%, 05/03/06 (a)(c)                                  12,000          12,000
TALLAHASSEE-LEON CNTY CIVIC CENTER AUTH
Capital Improvement RB Series 1998A
  3.18%, 04/07/06 (a)(b)                                   9,290           9,290
TAMPA
Health Care Facilities RB (Lifelink Foundation)
  Series 1997
  3.18%, 04/07/06 (a)(b)                                   4,700           4,700
RB (CHF-Tampa LLC Project for the
University of Tampa) Series 2005A
  3.17%, 04/07/06 (a)(b)                                   9,000           9,000
TAMPA BAY WATER AUTH
Utility System RB Series 2002
  3.23%, 04/07/06 (a)(b)                                   6,700           6,700
UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION
RB (Interdisciplinary Research Building)
  Series 2004A
  3.20%, 04/07/06 (a)(b)                                  12,855          12,855
VOLUSIA CNTY EDUCATIONAL FACILITIES AUTH
RB (Bethune-Cookman College) Series 2001
  3.18%, 04/07/06 (a)(b)                                  10,475          10,475
                                                                     -----------
                                                                       1,042,058
GEORGIA 3.3%
--------------------------------------------------------------------------------
ATLANTA
Airport General Refunding RB Series 2000A
  3.20%, 04/07/06 (a)(b)(c)(d)                            11,195          11,195
Airport General Refunding RB Series 2000C
  3.25%, 04/07/06 (a)(b)(c)(d)                             3,385           3,385
Airport General Refunding RB Series 2003RF-D
  3.25%, 04/07/06 (a)(b)(c)(d)                             6,180           6,180

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Airport Passenger Facility Charge and
Subordinate Lien General RB Series 2004C
  3.20%, 04/07/06 (a)(b)(c)                                5,190           5,190
Water and Wastewater RB Series 2004
  3.23%, 04/07/06 (a)(b)(c)(d)                             4,500           4,500
Water and Wastewater Revenue CP Series 2006-1
  3.25%, 04/17/06 (a)                                      1,000           1,000
ATLANTA URBAN RESIDENTIAL FINANCE AUTH
M/F Housing RB (Brentwood Creek Apts)
  Series 1999
  3.23%, 04/07/06 (a)(b)                                   4,320           4,320
M/F Housing RB (Brentwood Meadows Apts)
  Series 1999
  3.23%, 04/07/06 (a)(b)                                   2,865           2,865
M/F Housing RB (Brentwood Village Apts)
  Series 1999
  3.23%, 04/07/06 (a)(b)                                   5,810           5,810
M/F Housing RB (Capitol Gateway Apts Phase I)
  Series 2005
  3.26%, 04/07/06 (a)(b)                                   4,125           4,125
M/F Housing RB (Carver Redevelopment Phase III)
  Series 2001
  3.23%, 04/07/06 (a)(b)                                   1,375           1,375
M/F Housing RB (Delmonte/Brownlee Court)
  Series 2001A
  3.23%, 04/07/06 (a)(b)                                   4,600           4,600
M/F Housing RB (Lindbergh City Center Apts)
  Series 2004
  3.24%, 04/07/06 (a)(b)                                   5,000           5,000
M/F Housing RB (M St Apts) Series 2003
  3.24%, 04/07/06 (a)(b)                                   7,000           7,000
M/F Housing RB (Peaks at West Atlanta Apts)
  Series 2001
  3.23%, 04/07/06 (a)(b)                                   4,900           4,900
M/F Sr Housing RB (Big Bethel Village)
  Series 2001
  3.23%, 04/07/06 (a)(b)                                   4,400           4,400
AUGUSTA HOUSING AUTH
M/F Housing RB (G-Hope) Series 2001
 3.23%, 04/07/06 (a)(b)                                    3,685           3,685
BURKE CNTY DEVELOPMENT AUTH
Pollution Control RB
  (Georgia Power Co Plant Vogtle)
  Second Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                            15,960          15,960
CHEROKEE CNTY
IDRB (Universal Alloy Corp) Series 1996
  3.23%, 04/07/06 (a)(b)                                   1,500           1,500
CLAYTON CNTY DEVELOPMENT AUTH
IDRB (Wilson Holdings) Series 1998
  3.28%, 04/07/06 (a)(b)                                     300             300
CLAYTON CNTY HOUSING AUTH
M/F Housing RB (Hyde Park Club Apts) Series 1997
  3.24%, 04/07/06 (a)(b)                                  11,795          11,795
COBB CNTY HOUSING AUTH
M/F Housing RB (Walton Green Apts) Series 1995
  3.23%, 04/07/06 (a)(b)                                  13,500          13,500
M/F Housing RB (Woodchase Village Apts)
  Series 2003
  3.26%, 04/07/06 (a)(b)                                   4,000           4,000
M/F Housing Refunding RB (Walton Park Apts)
  Series 2000
  3.23%, 04/07/06 (a)(b)                                  21,100          21,100
COLUMBUS DEVELOPMENT AUTH
RB (Foundation Properties) Series 2002
  3.23%, 04/07/06 (a)(b)                                  11,130          11,130
COLUMBUS HOUSING AUTH
M/F Housing RB (Eagles Trace Apts) Series 2002
  3.23%, 04/07/06 (a)(b)                                   6,200           6,200
DALTON DEVELOPMENT AUTH
Revenue Certificates
  (Hamilton Health Care System) Series 2003B
  3.18%, 04/07/06 (a)(b)                                   5,245           5,245
DAWSON CNTY
IDRB (World Wide Manufacturing) Series 1998
  3.28%, 04/07/06 (a)(b)                                   1,950           1,950
DEKALB CNTY DEVELOPMENT AUTH
RB (Arbor Montessori School) Series 1998
  3.18%, 04/07/06 (a)(b)                                   1,100           1,100

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
DEKALB CNTY HOUSING AUTH
M/F Housing RB (Brittany Apts) Series 2001
  3.23%, 04/07/06 (a)(b)                                   8,000           8,000
M/F Housing RB (Eagles Trace Apts) Series 1996
  3.22%, 04/07/06 (a)(b)                                   8,650           8,650
M/F Housing RB (Mountain Crest Apts) Series 2002
  3.23%, 04/07/06 (a)(b)                                   7,725           7,725
M/F Housing RB (Villas of Friendly Heights Apts)
Series 2001
  3.23%, 04/07/06 (a)(b)                                   3,520           3,520
M/F Housing RB (Wesley Club Apts) Series 2002
  3.23%, 04/07/06 (a)(b)                                   5,810           5,810
DEKALB CNTY PUBLIC SAFETY AND
JUDICIAL FACILITIES AUTH
RB Series 2004A
  3.21%, 04/07/06 (b)(c)(d)                               17,895          17,895
EFFINGHAM CNTY IDA
RB (TEMCOR) Series 2001
  3.23%, 04/07/06 (a)(b)                                   3,005           3,005
FULTON CNTY
Water and Sewerage RB Series 2004
  3.20%, 04/07/06 (a)(b)(c)(d)                            10,000          10,000
FULTON CNTY DEVELOPMENT AUTH
RB (Atlanta International School) Series 1997
  3.18%, 04/07/06 (a)(b)                                   2,400           2,400
RB (Trinity School) Series 2001
  3.18%, 04/07/06 (a)(b)                                   7,000           7,000
FULTON-DEKALB HOSPITAL AUTH
Refunding Revenue Certificates Series 2003
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,995           4,995
GEORGIA
GO Bonds Series 2002B
  3.20%, 04/07/06 (b)(c)(d)                                1,100           1,100
HOUSTON CNTY DEVELOPMENT AUTH
IDRB (Douglas Asphalt Co) Series 2000
  3.23%, 04/07/06 (a)(b)                                   1,500           1,500
JEFFERSON CNTY DEVELOPMENT AUTH
IDRB (Grove River Mills) Series 1997
  3.28%, 04/07/06 (a)(b)                                   1,500           1,500
LAURENS CNTY DEVELOPMENT AUTH
Solid Waste Disposal RB
  (Southeast Paper Manufacturing Co) Series 1993
  3.23%, 04/07/06 (a)(b)                                  25,000          25,000
Solid Waste Disposal RB
  (Southeast Paper Manufacturing Co) Series 1997
  3.23%, 04/07/06 (a)(b)                                  26,000          26,000
LAWRENCEVILLE HOUSING AUTH
M/F Housing RB (Chatham Club Apts) Series 2002
  3.25%, 04/07/06 (a)(b)(d)                                7,700           7,700
LOWNDES CNTY DEVELOPMENT AUTH
M/F Housing RB (FMPH Valdosta) Series 1999
  3.23%, 04/07/06 (a)(b)                                   4,625           4,625
MACON-BIBB CNTY HOSPITAL AUTH
Revenue Anticipation Certificates
  (Medical Center of Central Georgia) Series 1998
  3.18%, 04/07/06 (a)(b)                                   4,000           4,000
MARIETTA HOUSING AUTH
M/F Housing RB (Walton Village Apts) Series 2005
  3.22%, 04/07/06 (a)(b)                                  14,300          14,300
METROPOLITAN ATLANTA RAPID TRANSIT AUTH
Sales Tax Revenue CP BAN (Third Indenture)
  Series 2004 B
  3.27%, 05/05/06 (a)                                     29,500          29,500
MILLER CNTY DEVELOPMENT AUTH
IDRB (Birdsong Corp) Series 2000
  3.23%, 04/07/06 (a)(b)                                   2,500           2,500
POOLER DEVELOPMENT AUTH
M/F Housing RB (Alta Towne Lake Apts) Series 2005
  3.23%, 04/07/06 (a)(b)                                  19,500          19,500
SAVANNAH ECONOMIC DEVELOPMENT AUTH
Exempt Facility RB (Georgia Kaolin Terminal)
  Series 1997
  3.23%, 04/07/06 (a)(b)                                  11,000          11,000
Exempt Facility RB (Home Depot) Series 1995B
  3.22%, 04/07/06 (a)(b)                                   5,000           5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
First Mortgage RB (Marshes of Skidaway Island)
  Series 2003C
  3.22%, 04/07/06 (a)(b)                                   5,600           5,600
SAVANNAH HOUSING AUTH
M/F Housing RB (Indigo Pointe Apts) Series 2001A1
  3.23%, 04/07/06 (a)(b)                                   3,500           3,500
M/F Housing RB (Live Oak Plantation Apts)
  Series 2001A1
  3.23%, 04/07/06 (a)(b)                                   2,500           2,500
SUMMERVILLE DEVELOPMENT AUTH
Exempt Facility RB (Image Industries) Series 1997
  3.27%, 04/07/06 (a)(b)                                  11,000          11,000
THOMASVILLE HOSPITAL AUTH
Revenue Anticipation Certificates
  (John D. Archbold Memorial Hospital) Series 2003
  3.18%, 04/07/06 (a)(b)                                   5,800           5,800
WALTON CNTY DEVELOPMENT AUTH
RB (Tucker Door and Trim Corp) Series 2000
  3.33%, 04/07/06 (a)(b)                                   2,600           2,600
WEBSTER CNTY IDA
IDRB (Tolleson Lumber Co) Series 1999
  3.23%, 04/07/06 (a)(b)                                   4,000           4,000
WINDER-BARROW INDUSTRIAL BUILDING AUTH
IDRB (Progress Container Corp) Series 2000
  3.23%, 04/07/06 (a)(b)                                   2,200           2,200
WORTH CNTY
Refunding IDRB (Seabrook Peanut Co) Series 1996B
  3.23%, 04/07/06 (a)(b)                                   1,300           1,300
                                                                     -----------
                                                                         444,035
HAWAII 0.2%
--------------------------------------------------------------------------------
HAWAII
GO Bonds Series 2002CZ
  3.21%, 04/07/06 (a)(b)(c)(d)                             5,900           5,900
Special Purpose Refunding RB
  (Hawaiian Electric Co) Series 2000
  3.25%, 04/07/06 (a)(b)(c)(d)                             9,095           9,095
HAWAII HOUSING FINANCE AND DEVELOPMENT CORP
S/F Mortgage Purchase RB
  3.32%, 04/06/06 (b)(c)(d)                                2,215           2,215
HONOLULU CITY AND CNTY
GO Bonds Series 2003A
  3.21%, 04/07/06 (a)(b)(c)(d)                            14,995          14,995
                                                                     -----------
                                                                          32,205
IDAHO 0.2%
--------------------------------------------------------------------------------
IDAHO HOUSING AND FINANCE ASSOC
S/F Mortgage Bonds Series 2005F
  3.25%, 04/07/06 (b)(c)                                  17,900          17,900
IDAHO STATE UNIVERSITY FOUNDATION
RB (LE and Thelma E. Stephens
  Performing Arts Center) Series 2001
  3.19%, 04/07/06 (a)(b)                                   3,955           3,955
                                                                     -----------
                                                                          21,855
ILLINOIS 6.6%
--------------------------------------------------------------------------------
AURORA
M/F Housing Refunding RB
  (Apts of Fox Valley Villages) Series 1999A
  3.19%, 04/07/06 (a)(b)                                   9,445           9,445
CAROL STREAM
M/F Housing Refunding RB (St Charles Square)
  Series 1997
  3.31%, 04/07/06 (a)(b)                                   4,415           4,415
CHICAGO
Collateralized S/F Mortgage RB Series 1999A
  3.32%, 04/07/06 (b)(c)(d)                                1,610           1,610
General Airport Third Lien RB
  (Chicago O'Hare International Airport)
  Series 2005A
  3.20%, 04/07/06 (a)(b)(c)                                5,200           5,200
  3.21%, 04/07/06 (a)(b)(c)(d)                            10,900          10,900
General Airport Third Lien RB
  (O'Hare International Airport)
  Series 2005A
  3.21%, 04/07/06 (a)(b)(c)                               20,620          20,620
General Airport Third Lien Refunding RB
  (Chicago O'Hare International Airport)
  Series 2005B
  2.97%, 04/07/06 (a)(b)(c)                               11,490          11,490
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,325           6,325
GO Bonds Series 2003C
  3.20%, 04/07/06 (a)(b)(c)(d)                             5,000           5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
GO Project and Refunding Bonds Series 2005B
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,865           6,865
GO Project and Refunding Bonds Series 2006A
  3.21%, 04/07/06 (a)(b)(c)                               32,000          32,000
M/F Housing RB (Central Station Senior Housing)
  Series 2004
  3.22%, 04/07/06 (a)(b)                                   9,500           9,500
M/F Housing RB (Central Station) Series 2004A
  3.22%, 04/07/06 (a)(b)                                  25,170          25,170
Midway Airport RB Series 1998C
  3.21%, 04/07/06 (a)(b)(c)(d)                            24,480          24,480
Sales Tax Refunding RB Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             9,730           9,730
Sr Lien Water RB Series 2000
  3.21%, 04/07/06 (b)(c)(d)                               12,975          12,975
CHICAGO BOARD OF EDUCATION
Unlimited Tax GO Bonds Series 1997
  3.20%, 04/07/06 (a)(b)(c)(d)                             7,120           7,120
CHICAGO O'HARE INTERNATIONAL AIRPORT
General Airport Second Lien RB Series 1988B
  2.81%, 04/07/06 (a)(b)                                  11,800          11,800
General Airport Second Lien RB Series 1994B
  3.22%, 04/07/06 (a)(b)                                  41,484          41,484
General Airport Third Lien Refunding RB
  Series 2003A-2
  3.25%, 04/07/06 (a)(b)(c)(d)                             5,295           5,295
General Airport Third Lien Refunding RB
  Series 2003B-2
  3.24%, 04/07/06 (a)(b)(c)(d)                            10,800          10,800
Second Lien Passenger Facility Charge RB
  Series 2001A
  3.26%, 04/07/06 (a)(b)(c)(d)                            11,070          11,070
  3.25%, 04/07/06 (a)(b)(c)(d)                             6,315           6,315
Special Facilities RB (O'Hare Tech Center II)
  Series 2002
  3.26%, 04/07/06 (a)(b)                                  15,500          15,500
Special Facility Refunding RB
  (Lufthansa German Airlines) Series 2001
  3.22%, 04/07/06 (a)(b)                                  43,770          43,770
COOK CNTY
GO Capital Improvement Bonds Series 2004B
  3.20%, 04/07/06 (a)(b)(c)(d)                             6,910           6,910
RB (Catholic Theological Union) Series 2005
  3.21%, 04/07/06 (a)(b)                                   4,000           4,000
EAST DUNDEE, KANE AND COOK COUNTIES
IDRB (Otto Engineering) Series 1998
  3.29%, 04/07/06 (a)(b)                                   1,595           1,595
HAMPSHIRE
IDRB (Poli-Film America) Series 1998A
  3.25%, 04/07/06 (a)(b)                                   2,300           2,300
ILLINOIS
Civic Center Bonds Series 1991
  3.27%, 04/07/06 (a)(b)(c)(d)                             2,940           2,940
GO Bonds (Illinois First) Series 2000
  3.21%, 04/07/06 (a)(b)(c)(d)                            14,000          14,000
  3.22%, 04/07/06 (a)(b)(c)(d)                            19,575          19,575
GO Bonds (Illinois First) Series 2002
  3.21%, 04/07/06 (a)(b)(c)(d)                            14,125          14,125
  3.22%, 04/07/06 (a)(b)(c)(d)                            12,375          12,375
GO Bonds Series 2003B
  3.23%, 04/07/06 (b)(c)                                  10,000          10,000
GO Bonds Series 2004A
  3.20%, 04/07/06 (b)(c)(d)                                6,675           6,675
GO Bonds Series 2006
  3.21%, 04/07/06 (b)(c)(d)                                1,745           1,745
ILLINOIS DEVELOPMENT FINANCE AUTH
Economic Development RB (Korex Corp) Series 1990
  3.25%, 04/07/06 (a)(b)                                   4,000           4,000
Gas Supply Refunding RB (People's Gas)
  Series 2003E
  3.26%, 04/07/06 (a)(b)(c)(d)                            14,995          14,995
IDRB (Arc-Tronics) Series 1999
  3.24%, 04/07/06 (a)(b)                                   1,785           1,785
IDRB (Camcraft Inc) Series 1993
  3.41%, 04/07/06 (a)(b)                                   1,800           1,800
IDRB (Radiological Society of North America)
  Series 1997
  3.28%, 04/07/06 (a)(b)                                   3,230           3,230

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Qualified Residential Rental Bonds (River Oaks)
  Series 1989
  3.23%, 04/07/06 (a)(b)                                  32,000          32,000
RB (American College of Surgeons) Series 1996
  3.15%, 04/07/06 (a)(b)                                  13,100          13,100
RB (Aurora Central Catholic High School)
  Series 1994
  3.46%, 04/07/06 (a)(b)                                   1,000           1,000
RB (Carmel High School) Series 2003
  3.21%, 04/07/06 (a)(b)                                   6,200           6,200
RB (Catholic Charities Housing Development Corp)
  Series 1993A
  3.36%, 04/07/06 (a)(b)                                   9,160           9,160
RB (Catholic Charities Housing Development Corp)
  Series 1993B
  3.36%, 04/07/06 (a)(b)                                     910             910
RB (Chicago Academy of Sciences) Series 1997
  3.21%, 04/07/06 (a)(b)                                   2,315           2,315
RB (Chicago Academy of Sciences) Series 1998
  3.21%, 04/07/06 (a)(b)                                   5,700           5,700
RB (Illinois Institute of Technology) Series 2004
  3.21%, 04/07/06 (a)(b)                                   2,400           2,400
RB (Lake Forest Academy) Series 1994
  3.21%, 04/07/06 (a)(b)                                   4,000           4,000
RB (Lake Forest Country Day School) Series 2005
  3.21%, 04/07/06 (a)(b)                                   7,250           7,250
RB (Perspectives Charter School) Series 2003
  3.19%, 04/07/06 (a)(b)                                   5,500           5,500
RB (Presbyterian Homes Two Arbor Lane)
  Series 2001
  3.21%, 04/07/06 (a)(b)                                   9,000           9,000
RB (Richard H. Driehaus Museum) Series 2005
  3.21%, 04/07/06 (a)(b)                                   3,800           3,800
RB (Sacred Heart Schools) Series 2003
  3.21%, 04/07/06 (a)(b)                                  11,700          11,700
RB (Slovak American Charitable Assoc) Series 2000
  3.21%, 04/07/06 (a)(b)                                   7,580           7,580
RB (St Ignatius College Prep) Series 2002
  3.21%, 04/07/06 (a)(b)(d)                                2,800           2,800
RB (St Ignatius College) Series 1994
  3.21%, 04/07/06 (a)(b)                                  12,000          12,000
RB (Wheaton Academy) Series 1998
  3.21%, 04/07/06 (a)(b)                                   9,000           9,000
Water Facilities Refunding RB
  (Illinois-American Water Co) Series 2002
  3.29%, 04/07/06 (a)(b)(c)                                5,000           5,000
ILLINOIS EDUCATION FACILITY AUTH
RB (Northwestern University) Series 2003
  3.21%, 04/07/06 (b)(c)(d)                                7,010           7,010
RB (Shedd Aquarium) Series 1997
  3.21%, 04/05/06 (a)(b)(c)(d)                             2,000           2,000
ILLINOIS HEALTH FACILITIES AUTH
RB (Bensenville Home Society) Series 1989A
  3.20%, 04/07/06 (a)(b)                                   1,900           1,900
RB (Ingalls Health System) Series 1994
  3.21%, 04/07/06 (a)(b)(c)(d)                            29,930          29,930
RB (Villa St Benedict) Series 2003B
  3.25%, 04/07/06 (a)(b)                                   2,800           2,800
ILLINOIS HOUSING DEVELOPMENT AUTH
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
  Series 2000A
  3.24%, 04/07/06 (a)(b)                                   4,500           4,500
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                            22,175          22,175
LOMBARD
Refunding IDRB (B&H Partnership) Series 1995
  4.57%, 04/07/06 (a)(b)                                   1,850           1,850
METROPOLITAN PIER AND EXPOSITION AUTH
Refunding Bonds (McCormick Place Expansion)
  Series 1998A
  3.21%, 04/07/06 (a)(b)(c)(d)                            14,355          14,355

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Refunding Bonds (McCormick Place Expansion)
  Series 1999AC
  3.21%, 04/07/06 (a)(b)(c)(d)                             9,790           9,790
Refunding Bonds (McCormick Place Expansion)
  Series 2002B
  3.21%, 04/07/06 (a)(b)(c)(d)                            18,490          18,490
METROPOLITAN WATER RECLAMATION
DISTRICT OF GREATER CHICAGO
Unlimited Tax GO Refunding Bonds Series 2002A
  3.18%, 04/07/06 (b)(c)                                     800             800
MONTGOMERY SPECIAL SERVICE AREA NO.10
Special Tax Bonds (Blackberry Crossing West)
  Series 2004
  3.21%, 04/07/06 (a)(b)                                  15,823          15,823
PALATINE
Special Facility Limited Obligation RB
  (Little City for Community Development)
  Series 1998
  3.21%, 04/07/06 (a)(b)                                   5,000           5,000
REGIONAL TRANSPORTATION AUTH COOK, DUPAGE,
  KANE, LAKE, MCHENRY & WILL COUNTIES
GO Bonds Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                            29,215          29,215
GO Refunding Bonds Series 1999
  2.98%, 04/07/06 (a)(b)(c)(d)                             9,730           9,730
  3.21%, 04/07/06 (a)(b)(c)(d)                            12,055          12,055
ROCKFORD
IDRB (Ring Can Corp) Series 1998
  3.23%, 04/07/06 (a)(b)                                     740             740
IDRB (Rockford Industrial Welding Supply)
  Series 1996
  3.29%, 04/07/06 (a)(b)                                   2,000           2,000
SOUTHWESTERN ILLINOIS DEVELOPMENT AUTH
Refunding IDRB (Holten Meat) Series 2004
  3.29%, 04/07/06 (a)(b)                                   6,860           6,860
UNIVERSITY OF ILLINOIS
Auxiliary Facilities RB Series 1999A
  3.21%, 04/07/06 (a)(b)(c)(d)                             3,500           3,500
WHEELING
M/F Housing Refunding RB (Woodland Creek Apts II)
  Series 2002
  3.22%, 04/07/06 (a)(b)                                  17,655          17,655
WILL-KANKAKEE REGIONAL DEVELOPMENT AUTH
IDRB (Toltec Steel Services) Series 2002
  3.29%, 04/07/06 (a)(b)                                   6,730           6,730
WINNEBAGO CNTY
GO Alternate Bonds (Public Safety Sales Tax)
  Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             8,720           8,720
WOODRIDGE
M/F Housing Refunding RB
  (Hinsdale Lake Terrace Apts) Series 1990
  3.22%, 04/07/06 (a)(b)(c)                               20,760          20,760
YORKVILLE
IDRB (FE Wheaton and Co) Series 1996
  3.50%, 04/07/06 (a)(b)                                     950             950
                                                                     -----------
                                                                         876,682
INDIANA 1.4%
--------------------------------------------------------------------------------
BROWNBURG 1999 SCHOOL BLDG CORP
First Mortgage Refunding Bonds Series 2005B
  3.21%, 04/07/06 (a)(b)(c)(d)                            11,600          11,600
ELKHART CNTY
Economic Development RB (West Plains Apts)
  Series 1998A
  3.26%, 04/07/06 (a)(b)                                   1,800           1,800
INDIANA DEVELOPMENT FINANCE AUTH
Environmental RB (PSI Energy) Series 2004A
  3.22%, 04/07/06 (a)(b)                                  22,000          22,000
IDRB (Big Sky Park) Series 1999
  3.26%, 04/07/06 (a)(b)                                   4,600           4,600
IDRB (Cives Corp) Series 1998
  3.23%, 04/07/06 (a)(b)                                   7,150           7,150
INDIANA EDUCATIONAL FACILITIES AUTH
RB (St Joseph's College) Series 2004
  3.18%, 04/07/06 (a)(b)                                  11,835          11,835

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
INDIANA FINANCE AUTH
Environmental RB (PSI Energy Inc) Series 2005B
  3.22%, 04/07/06 (a)(b)                                  10,500          10,500
INDIANA HEALTH FACILITY FINANCING AUTH
Hospital RB (Sisters of St Francis Health
  Services, Inc)
  Series 1999A
  3.21%, 04/07/06 (a)(b)(c)(d)                             7,605           7,605
Insured RB Series 1985A
  3.19%, 04/07/06 (a)(b)(c)                                3,280           3,280
RB (Ascension Health Credit Group) Series 2001A2
  2.72%, 06/01/06 (b)                                     15,500          15,487
INDIANA HFA
S/F Mortgage RB Series 1998D2
  3.32%, 04/07/06 (b)(c)(d)                                9,995           9,995
S/F Mortgage RB Series 2000B2
  3.34%, 04/07/06 (b)(c)(d)                                3,935           3,935
S/F Mortgage RB Series 2002B
  3.26%, 04/07/06 (b)(c)(d)                                3,000           3,000
S/F Mortgage RB Series 2004B2 and 2005C2
  3.24%, 04/07/06 (b)(c)                                   5,810           5,810
INDIANAPOLIS
M/F Housing RB (Nora Pines Apts) Series 2001
  3.23%, 04/07/06 (a)(b)                                   9,275           9,275
Thermal Energy System RB Series 2001A
  3.21%, 04/07/06 (a)(b)(c)(d)                             9,900           9,900
INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK
Bonds (Indianapolis Airport Auth) Series 2005B
  3.25%, 04/07/06 (a)(b)(c)(d)                             3,125           3,125
Bonds (Waterworks) Series 2006A
  3.18%, 07/01/06 (a)(b)(c)                                4,245           4,245
RB (Indianapolis Airport Auth) Series 2004I
  3.25%, 04/07/06 (a)(b)(c)(d)                            11,295          11,295
MARION
Economic Development RB
  (Indiana Wesleyan University) Series 2000
  3.18%, 04/07/06 (a)(b)                                   7,500           7,500
ST JOSEPH CNTY
Economic Development RB (Corby Apts) Series 1997B
  3.31%, 04/07/06 (a)(b)                                   3,430           3,430
Economic Development RB (Pin Oaks Apts)
  Series 1997A
  3.31%, 04/07/06 (a)(b)                                   1,000           1,000
Economic Development RB (Western Manor Apts)
  Series 1997C
  3.31%, 04/07/06 (a)(b)                                   2,130           2,130
VIGO CNTY
Economic Development RB (Sisters of Providence)
  Series 2001
  3.25%, 04/07/06 (a)(b)                                   3,500           3,500
VINCENNES UNIVERSITY
Student Fee Bonds Series G
  3.19%, 04/07/06 (a)(b)                                   5,730           5,730
WAYNE TOWNSHIP MARION CNTY SCHOOL BUILDING CORP
First Mortgage Refunding Bonds Series 2006
  3.20%, 04/07/06 (a)(b)(c)                                5,155           5,155
                                                                     -----------
                                                                         184,882
IOWA 1.4%
--------------------------------------------------------------------------------
IOWA HIGHER EDUCATION LOAN AUTH
Private College Facility RB
  (Graceland University) Series 2003
  3.23%, 04/07/06 (a)(b)                                   2,000           2,000
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program Warrant Certificates
  Series 2005-2006 A
  4.00%, 06/28/06 (a)                                     82,220          82,478
Cash Anticipation Program Warrant Certificates
  Series 2005-2006 B
  3.20%, 01/26/07 (a)                                     15,090          15,244
IOWA STUDENT LOAN LIQUIDITY CORP
RB Series 1988B
  3.22%, 04/07/06 (a)(b)(c)                               46,500          46,500
TOBACCO SETTLEMENT AUTH
Asset-Backed Bonds Series 2001B
  3.23%, 04/07/06 (b)(c)                                  25,805          25,805

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Asset-Backed Bonds Series C
  3.23%, 04/07/06 (a)(b)(c)(d)                            10,720          10,720
                                                                     -----------
                                                                         182,747
KANSAS 0.5%
--------------------------------------------------------------------------------
DOUGLAS CNTY UNIFIED SD NO. 497
GO Temporary Notes Series 2005-1
  2.64%, 07/12/06                                         32,200          32,317
KANSAS DEVELOPMENT FINANCE AUTH
M/F Housing RB (Saddlewood Apts) Series 2004M
  3.27%, 04/07/06 (a)(b)                                   6,400           6,400
WICHITA
Airport Facility Refunding and Improvement RB
  (Flightsafety International) Series 1999-II
  3.21%, 04/07/06 (a)(b)                                  26,170          26,170
                                                                     -----------
                                                                          64,887
KENTUCKY 2.6%
--------------------------------------------------------------------------------
DAVIESS CNTY
Solid Waste Disposal Facilities RB
  (Scott Paper Co) Series 1993A
  3.25%, 04/07/06 (b)                                     20,000          20,000
ELIZABETHTOWN
IDRB (ALTEC) Series 1997
  3.25%, 04/07/06 (a)(b)                                   3,000           3,000
JEFFERSON CNTY
M/F Housing Refunding RB (Camden Brookside Apts)
  Series 2002
  3.21%, 04/07/06 (a)(b)                                   8,900           8,900
Sports Stadium RB
  (University of Louisville Athletic Assoc)
  Series 1997
  3.45%, 04/06/06 (a)(b)                                   2,100           2,100
KENTUCKY ASSET/LIABILITY COMMISSION PROJECT
General Fund TRAN Series 2005A
  2.67%, 06/28/06                                        225,000         225,686
KENTUCKY HIGHER EDUCATION STUDENT LOAN CORP
Insured RB Series 1991E
  3.22%, 04/07/06 (a)(b)(c)                               12,600          12,600
Insured RB Series 1996A
  3.22%, 04/07/06 (a)(b)(c)                               23,850          23,850
KENTUCKY HOUSING CORP
RB Series 1998B
  3.25%, 04/07/06 (b)(c)(d)                               11,995          11,995
RB Series 1998F
  3.32%, 04/06606 (b)(c)(d)                               19,320          19,320
RB Series 2002A
  3.26%, 04/07/06 (b)(c)(d)                                4,030           4,030
LOUISVILLE AND JEFFERSON CNTY METROPOLITAN
  SEWER DISTRICT
Sewage and Drainage System RB Series 1999A
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,115           6,115
RICHMOND
IDRB (Mikron) Series 1995
  3.25%, 04/07/06 (a)(b)                                   7,175           7,175
                                                                     -----------
                                                                         344,771
LOUISIANA 2.0%
--------------------------------------------------------------------------------
CALCASIEU PARISH IDB
Refunding IDRB (Weingarten Realty Investors)
  Series 1995
  3.22%, 04/06/06 (a)(b)                                   1,990           1,990
ERNEST N. MORIAL-NEW ORLEANS
EXHIBIT HALL AUTH
Sr Subordinate Special Tax Bonds Series 2003A
  3.24%, 04/07/06 (a)(b)(c)(d)                             4,995           4,995
LAFAYETTE IDB
Refunding IDRB (Westwood Village) Series 1995
  3.22%, 04/06/06 (a)(b)                                   3,735           3,735
LAKE CHARLES HARBOR AND TERMINAL DISTRICT
Dock and Wharf RB (Conoco Inc) Series 2000
  3.28%, 04/07/06 (a)(b)                                  10,500          10,500
LOUISIANA
Gas and Fuels Tax RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             8,850           8,850
GO Refunding Bonds Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,275           6,275
LOUISIANA HFA
S/F Mortgage Refunding RB Series 2005A
  3.25%, 04/07/06 (b)(c)(d)                               29,750          29,750

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL
FACILITIES AND COMMUNITY DEVELOPMENT AUTH
RB (University of Louisiana-Monroe) Series 2004A
  3.19%, 04/07/06 (a)(b)                                   8,000           8,000
RB (University of Louisiana-Monroe) Series 2004C
  3.19%, 04/07/06 (a)(b)                                  12,515          12,515
LOUISIANA OFFSHORE TERMINAL AUTH
Deepwater Port Refunding RB First State
  Series 1992A
  3.18%, 04/07/06 (a)(b)                                  10,000          10,000
Deepwater Port Refunding RB Series 2003B
  3.22%, 04/07/06 (a)(b)                                   5,700           5,700
LOUISIANA PUBLIC FACILITY AUTH
RB (Tiger Athletic Foundation) Series 2004
  3.20%, 04/07/06 (a)(b)                                  25,710          25,710
NEW ORLEANS
GO Refunding Bonds Series 2005
  3.22%, 04/07/06 (a)(b)(c)(d)                             7,940           7,940
NEW ORLEANS AVIATION BOARD
Refunding Bonds Series 1993B
  3.30%, 04/07/06 (a)(b)(c)                                4,560           4,560
NEW ORLEANS IDB
M/F Housing RB (3700 Orleans) Series 2000
  3.24%, 04/07/06 (a)(b)                                  29,000          29,000
ST JAMES PARISH
Pollution Control Refunding RB (Texaco)
  Series 1988 B
  3.32%, 05/11/06                                         39,030          39,030
Pollution Control Refunding RB (texaco)
  Series 1988A
  3.15%, 05/11/06                                         59,030          59,030
                                                                     -----------
                                                                         267,580
MAINE 0.7%
--------------------------------------------------------------------------------
MAINE
GO TAN
  2.70%, 06/30/06                                         22,500          22,569
MAINE FINANCE AUTH
RB (Jackson Laboratory) Series 2002
  3.21%, 04/07/06 (a)(b)                                   5,600           5,600
Solid Waste Disposal RB
  (Casella Waste Systems Inc) Series 2005
  3.23%, 04/07/06 (a)(b)                                  12,500          12,500
MAINE HOUSING AUTH
General Housing Draw Down Bonds Series 2005A
  3.22%, 04/07/06 (b)(c)(d)                                5,665           5,665
General Housing Draw Down Bonds Series 2005B
  3.02%, 04/07/06 (b)(c)(d)                               10,875          10,875
  3.07%, 04/07/06 (b)(c)(d)                               17,420          17,420
  3.26%, 04/07/06 (b)(c)(d)                               12,350          12,350
Mortgage Purchase Bonds Series 2002F2
  3.25%, 04/07/06 (b)(c)(d)                                3,705           3,705
                                                                     -----------
                                                                          90,684
MARYLAND 0.6%
--------------------------------------------------------------------------------
BALTIMORE
Convention Center Hotel RB Sr Series 2006A
  3.20%, 04/07/06 (a)(b)(c)(d)                            17,312          17,312
MARYLAND
GO Bonds State and Local Facilities Loan of 2003
  First Series A
  3.21%, 04/07/06 (b)(c)(d)                                5,900           5,900
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
S/F Program Bonds Third Series 1999
  3.32%, 04/07/06 (b)(c)(d)                               32,335          32,335
MARYLAND ECONOMIC DEVELOPMENT CORP
IDRB (Dixon Valve and Coupling Co) Series 1998
  3.28%, 04/07/06 (a)(b)                                     950             950
MARYLAND ENERGY FINANCING ADMINISTRATION
Limited Obligation Local District Cooling
  Facilities RB (Comfort Link) Series 2001
  3.23%, 04/07/06 (a)(b)                                  10,000          10,000
MONTGOMERY CNTY HOUSING OPPORTUNITIES COMMISSION
Housing RB (Oakfield Apts) Series 2005I
  2.81%, 04/07/06 (a)(b)                                  16,000          16,000
                                                                     -----------
                                                                          82,497

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

MASSACHUSETTS 2.4%
--------------------------------------------------------------------------------
HAVERHILL
State Qualified BAN
  3.62%, 03/30/07                                          1,865           1,881
MASSACHUSETTS
GO Bonds Consolidated Loan of 2005A
  3.19%, 04/07/06 (a)(b)(c)(d)                            25,000          25,000
GO Bonds Consolidated Loan of 2005C
  3.19%, 04/07/06 (b)(c)(d)                               19,960          19,960
GO Bonds Consolidated Loan of 2006B
  3.19%, 04/03/06 (b)(c)                                  20,100          20,100
GO Bonds Consolidated Loan Series 2000C
  3.19%, 04/07/06 (b)(c)(d)                                1,500           1,500
GO Bonds Consolidated Loan Series 2001D
  3.20%, 04/07/06 (a)(b)(c)(d)                             2,785           2,785
GO Bonds Consolidated Loan Series 2005A
  3.19%, 04/07/06 (a)(b)(c)(d)                             5,480           5,480
GO Refunding Bonds Series 2001B
  3.20%, 04/07/06 (b)(c)                                   1,600           1,600
GO Refunding Bonds Series 2001C
  3.20%, 04/07/06 (b)(c)                                     500             500
GO Refunding Bonds Series 2004A
  3.23%, 04/07/06 (a)(b)(c)(d)                            16,000          16,000
GO Refunding Bonds Series 2004C
  3.19%, 04/07/06 (a)(b)(c)                                5,000           5,000
GO Refunding Bonds Series 2005A
  3.18%, 04/07/06 (b)(c)                                   1,000           1,000
Special Obligation Dedicated Tax RB Series 2005
  3.20%, 04/07/06 (a)(b)(c)(d)                            29,700          29,700
Special Obligation RB Consolidated Loan
  Series 2005A
  3.19%, 04/07/06 (a)(b)(c)(d)                             3,500           3,500
TECP Series G
  3.40%, 04/26/06 (c)                                     15,000          15,000
MASSACHUSETTS BAY TRANSIT AUTH
General Transportation System Bonds Series 1999A
  3.00%, 04/07/06 (a)(b)(c)(d)                            10,000          10,000
MASSACHUSETTS BAY TRANSPORTATION AUTH
Assessment Bonds Series 2005A
  3.20%, 04/07/06 (b)(c)(d)                                4,500           4,500
  3.21%, 04/07/06 (b)(c)(d)                                1,000           1,000
Sr Sales Tax Bonds Series 2005A
  3.19%, 04/07/06 (b)(c)(d)                                2,800           2,800
Sr Sales Tax RB Series 2005A
  3.19%, 04/07/06 (b)(c)(d)                                6,885           6,885
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
M/F Housing Refunding RB
  (Kensington at Chelmsford) Series 2002
  3.21%, 04/07/06 (a)(b)                                     250             250
RB (Worcester Academy) Series 2000
  3.19%, 04/07/06 (a)(b)                                   2,000           2,000
MASSACHUSETTS HEALTH AND
  EDUCATIONAL FACILITIES AUTH
RB (Baystate Medical Center) Series D
  3.20%, 04/07/06 (a)(b)(c)(d)                            16,800          16,800
RB (Harvard University) Series 2005C
  3.19%, 04/07/06 (b)(c)(d)                                8,880           8,880
RB (Massachusetts Institute of Technology)
  Series K
  3.20%, 04/07/06 (b)(c)(d)                                6,710           6,710
RB (Winchester Hospital) Series D
  3.20%, 04/07/06 (a)(b)(c)(d)                             5,000           5,000
RB (Worcester City Campus Corp) Series 2005D
  3.19%, 04/07/06 (a)(b)(c)(d)                             4,790           4,790
MASSACHUSETTS HFA
S/F Housing RB Series 122
  3.23%, 04/07/06 (b)(c)                                   2,525           2,525
MASSACHUSETTS PORT AUTH
RB Series 2005 A&C
  3.43%, 04/07/06 (a)(b)(c)(d)                             6,925           6,925

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                            13,300          13,300
MASSACHUSETTS TURNPIKE AUTH
Subordinate RB (Metropolitan Highway System)
  Series 1999A
  3.20%, 04/07/06 (a)(b)(c)(d)                             7,110           7,110
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
Pool Program Bonds Series 10
  3.20%, 04/07/06 (b)(c)(d)                                3,835           3,835
Pool Program Bonds Series 5
  3.19%, 04/07/06 (b)(c)(d)                                3,000           3,000
RB Subordinate Series 1999A
  3.20%, 04/07/06 (b)(c)(d)                                5,500           5,500
MASSACHUSETTS WATER RESOURCES AUTH
CP Notes Series 1994
  3.20%, 04/07/06 (a)                                     36,800          36,800
  3.30%, 05/09/06 (a)                                      5,000           5,000
General Refunding RB Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                             4,980           4,980
SALEM
BAN
  3.34%, 01/11/07                                          6,000           6,041
WESTON
BAN
  3.28%, 02/09/07                                          3,000           3,030
                                                                     -----------
                                                                         316,667
MICHIGAN 4.1%
--------------------------------------------------------------------------------
ANN ARBOR ECONOMIC DEVELOPMENT CORP
Limited Obligation Refunding RB (Glacier Hills)
  Series 2000B
  3.17%, 04/07/06 (a)(b)                                   8,330           8,330
DETROIT
Sewage Disposal System RB Series 1999A
  3.21%, 04/07/06 (a)(b)(c)(d)                            34,650          34,650
Sewage Disposal System Second Lien RB
  Series 2001B
  3.25%, 04/07/06 (a)(b)(c)(d)                             4,260           4,260
DETROIT SD
School Building and Site Improvement Bonds
  Series 2001A
  3.25%, 04/07/06 (a)(b)(c)(d)                             4,620           4,620
School Building and Site Improvement
  Refunding Bonds Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             8,500           8,500
School Building and Site Improvement
  Refunding Bonds Unlimited Tax GO Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                            10,915          10,915
  3.21%, 04/07/06 (a)(b)(c)                                3,580           3,580
GEORGETOWN ECONOMIC DEVELOPMENT CORP
Limited Obligation RB (Sunset Manor) Series 2000
  3.17%, 04/07/06 (a)(b)                                   8,860           8,860
GRAND RAPIDS ECONOMIC DEVELOPMENT CORP
Refunding RB (Amway Hotel Corp) Series 1991A
  3.17%, 04/07/06 (a)(b)                                   8,755           8,755
JACKSON CNTY HOSPITAL FINANCE AUTH
Refunding RB (W.A. Foote Memorial Hospital)
  Series 2005B
  3.17%, 04/07/06 (a)(b)                                  10,000          10,000
MICHIGAN
GO Notes Series 2006A
  3.23%, 04/05/06 (b)(c)(d)                               60,000          60,000
MICHIGAN HIGHER EDUCATION FACILITIES AUTH
Limited Obligation Refunding RB (Hope College)
  Series 2004
  3.20%, 04/07/06 (a)(b)                                   3,805           3,805
MICHIGAN JOB DEVELOPMENT AUTH
Limited Obligation RB
  (Frankenmuth Bavarian Inn Motor Lodge)
  Series 1985
  3.30%, 04/07/06 (a)(b)                                   7,100           7,100
MICHIGAN MUNICIPAL BOND AUTH
Revenue Notes (Detroit SD) Series C
  3.03%, 08/18/06 (a)                                     20,000          20,089
Revenue Notes Series 2005B1

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  2.87%, 08/18/06                                         20,000          20,076
  3.20%, 08/18/06                                          6,500           6,524
Revenue Notes Series 2005B2
  3.24%, 04/07/06 (a)                                     25,000          25,068
MICHIGAN STATE BUILDING AUTH
Refunding RB (Facilities Program) Series 2005I
  3.19%, 04/07/06 (a)(b)(c)                                4,680           4,680
MICHIGAN STRATEGIC FUND
Limited Obligation RB
  (Advance Plastics Corp) Series 1996
  3.34%, 04/07/06 (a)(b)                                     870             870
Limited Obligation RB
  (American Cancer Society) Series 2000
  3.25%, 04/07/06 (a)(b)                                   3,965           3,965
Limited Obligation RB (EPI Printers) Series 1997
  3.34%, 04/07/06 (a)(b)                                     480             480
Limited Obligation RB (Mans) Series 1991
  3.32%, 04/06/06 (a)(b)                                     210             210
Limited Obligation RB (Mans) Series 1998B
  3.34%, 04/07/06 (a)(b)                                     695             695
Limited Obligation RB
  (United Machining) Series 1998
  3.34%, 04/07/06 (a)(b)                                   4,000           4,000
Limited Obligation Refunding RB
  (Detroit Edison Co) Series 1999C
  3.24%, 04/07/06 (a)(b)(c)(d)                             9,245           9,245
Limited Obligation Refunding RB
  (Detroit Edison Co) Series 2003A
  3.25%, 04/07/06 (a)(b)(c)(d)                             5,995           5,995
MICHIGAN TRUNK LINE FUND
Refunding Bonds Series 1998A
  3.20%, 04/06/06 (a)(b)(c)(d)                            46,666          46,666
OAKLAND CNTY
Limited Obligation RB (Husky Envelope Products)
  Series 1999
  3.34%, 04/07/06 (a)(b)                                   1,840           1,840
WAYNE CNTY
Airport Jr Lien RB
  (Detroit Metropolitan Wayne Cnty Airport)
  Series 2001
  3.20%, 04/07/06 (a)(b)(c)                               14,470          14,470
Airport RB
  (Detroit Metropolitan Wayne Cnty Airport)
  Series 2002A
  3.22%, 04/07/06 (a)(b)(c)                              140,320         140,320
Airport Refunding RB
  (Detroit Metropolitan Wayne Cnty Airport)
  Series 1996B
  3.22%, 04/07/06 (a)(b)(c)                               43,090          43,090
WAYNE CNTY AIRPORT AUTH
Airport RB
  (Detroit Metropolitan Wayne Cnty Airport)
  Series 2005
  3.06%, 04/07/06 (a)(b)(c)(d)                             5,230           5,230
  3.25%, 04/07/06 (a)(b)(c)(d)                            13,140          13,140
RB (Detroit Metropolitan Airport) Series 2005
  3.24%, 04/07/06 (a)(b)(c)(d)                             2,750           2,750
RB Series 2005
  3.25%, 04/07/06 (a)(b)(c)(d)                             3,640           3,640
                                                                     -----------
                                                                         546,418
MINNESOTA 2.1%
--------------------------------------------------------------------------------
BLOOMINGTON PORT AUTH
Special Tax Refunding RB (Mall of America)
  Series 1999B
  3.22%, 04/07/06 (a)(b)(c)                               19,400          19,400
BURNSVILLE
M/F Housing Refunding RB (Southwind Apts)
  Series 2004
  3.19%, 04/07/06 (a)(b)                                   8,350           8,350
EDEN PRAIRIE
M/F Housing RB
  (Eden Prairie Leased Housing Associates I)
  Series 2003A
  3.27%, 04/07/06 (a)(b)                                   6,000           6,000
HENNEPIN CNTY
GO Refunding Bonds Series 1996C
  3.25%, 04/06/06 (b)                                        650             650
HENNEPIN CNTY HOUSING AND REDEVELOPMENT AUTH
M/F Housing Refunding RB (Stone Arch Apts)
  Series 2002
  3.24%, 04/07/06 (a)(b)(d)                                2,800           2,800
INVER GROVE HEIGHTS
Sr Housing Refunding RB (PHM/Inver Grove, Inc)
  Series 2005
  3.19%, 04/07/06 (a)(b)                                   6,000           6,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MENDOTA HEIGHTS
Refunding IDRB (Dakota Business Plaza)
  Series 2000
  3.39%, 04/07/06 (a)(b)                                   2,300           2,300
MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS
COMMISSION
RB Series 2000B
  3.25%, 04/07/06 (a)(b)(c)(d)                             5,225           5,225
Subordinate Refunding RB Series 2005B
  3.25%, 04/07/06 (a)(b)(c)(d)                             5,980           5,980
MINNESOTA
COP (Minnesota SD Credit Enhancement Program)
  Series 2005
  2.96%, 09/12/06                                         30,000          30,135
MINNESOTA AGRICULTURAL AND ECONOMIC DEVELOPMENT
  BOARD
RB (Evangelical Lutheran Good Samaritan Society)
  Series 1996
  3.22%, 04/07/06 (a)(b)                                   7,200           7,200
MINNESOTA HFA
Residential Housing Finance Bonds Series 2003B
  3.22%, 04/07/06 (b)(c)                                   6,000           6,000
Residential Housing Finance Bonds Series 2004G
  3.21%, 04/07/06 (b)(c)                                  17,710          17,710
Residential Housing Finance Bonds Series 2005M
  3.22%, 04/07/06 (b)(c)                                  58,000          58,000
MINNESOTA HIGHER EDUCATION FACILITIES AUTH
RB (Trustees of the Hamline
  University of Minnesota) Series Six-E1
  3.17%, 04/07/06 (a)(b)                                   2,800           2,800
RB (Trustees of the Hamline
University of Minnesota) Series Six-E2
  3.17%, 04/07/06 (a)(b)                                   4,000           4,000
RB (University of St Thomas) Series 4-O
  3.18%, 04/07/06 (a)(b)                                   9,700           9,700
RB (University of St Thomas) Series 5-I
  3.18%, 04/07/06 (a)(b)                                   3,600           3,600
ROCHESTER
Health Care Facilities RB (Mayo Foundation)
  Series 1992 C
  3.12%, 04/10/06                                         20,200          20,200
Health Care Facilities RB (Mayo Foundation)
  Series 2000 A
  3.14%, 04/10/06                                         30,000          30,000
ROCHESTER HEALTH CARE FACILITIES
RB (Mayo Foundation) Series 2001A
  3.15%, 04/10/06 (c)                                     15,000          15,000
RB (Mayo Foundation) Series 2001B
  3.15%, 04/10/06 (c)                                     10,600          10,600
ST LOUIS PARK
M/F Housing RB (At The Park) Series 2002A
  3.30%, 04/07/06 (a)(b)                                   3,300           3,300
M/F Housing Refunding RB (Knollwood Place Apts)
  Series 2005
  3.19%, 04/07/06 (a)(b)                                   5,650           5,650
ST PAUL HOUSING AND REDEVELOPMENT AUTH
District Heating RB Series 1999D
  3.22%, 04/07/06 (a)(b)                                   3,080           3,080
                                                                     -----------
                                                                         283,680
MISSISSIPPI 0.4%
--------------------------------------------------------------------------------
JACKSON CNTY
Port Facility Refunding RB (Chevron USA)
  Series 1993
  3.18%, 04/03/06 (b)                                      6,000           6,000
MISSISSIPPI
GO Refunding Bonds Series 2001
  3.21%, 04/07/06 (b)(c)(d)                               14,880          14,880
MISSISSIPPI BUSINESS FINANCE CORP
IDRB (Electric Mills Wood Preserving) Series 1999
  3.28%, 04/07/06 (a)(b)                                   5,000           5,000
IDRB (Omega Motion) Series 1996
  3.23%, 04/07/06 (a)(b)                                   3,500           3,500
IDRB (VC Regional Assembly and Manufacturing)
  Series 2003
  3.23%, 04/07/06 (a)(b)                                   9,210           9,210
MISSISSIPPI HOME CORP
S/F Mortgage RB Series 2002A
  3.25%, 04/07/06 (a)(b)(c)(d)                             4,880           4,880

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
S/F Mortgage RB Series 2002C2
  3.25%, 04/07/06 (a)(b)(c)(d)                             4,875           4,875
                                                                     -----------
                                                                          48,345
MISSOURI 0.4%
--------------------------------------------------------------------------------
MISSOURI DEVELOPMENT FINANCE BOARD
IDRB (Milbank Manufacturing Co) Series 1997
  3.40%, 04/05/06 (a)(b)                                   3,000           3,000
MISSOURI HIGHER EDUCATION LOAN AUTH
Student Loan RB Sr Series 2005A
  3.23%, 04/07/06 (a)(b)(c)                                9,000           9,000
MISSOURI HOUSING DEVELOPMENT COMMISSION
S/F Mortgage RB Series 2004A1
  3.24%, 04/07/06 (b)(c)                                   4,085           4,085
ST CHARLES CNTY IDA
M/F Housing Refunding RB
(Time Centre Apts Phase I) Series 2004A
  3.20%, 04/07/06 (a)(b)                                  15,600          15,600
M/F Housing Refunding RB
(Time Centre Apts Phase II) Series 2004B
  3.24%, 04/07/06 (a)(b)                                   4,500           4,500
ST LOUIS IDA
IDRB (Kessler Container) Series 1997A
  3.23%, 04/07/06 (a)(b)                                   1,800           1,800
M/F Housing Refunding RB
(Merchandise Mart Apts) Series 2005A
  3.24%, 04/07/06 (a)(b)                                  10,475          10,475
WASHINGTON IDA
IDRB (Pauwels Transformers) Series 1995
  3.46%, 04/07/06 (a)(b)                                   2,600           2,600
                                                                     -----------
                                                                          51,060
MONTANA 0.3%
--------------------------------------------------------------------------------
MONTANA STATE HEALTH FACILITY AUTH
Hospital RB
  (Deaconess-Billings Clinic Health System)
  Series 1994
  3.23%, 04/07/06 (a)(b)(c)(d)                            26,375          26,375
  3.23%, 04/07/06 (a)(b)(c)(d)                            10,705          10,705
                                                                     -----------
                                                                          37,080
NEBRASKA 0.3%
--------------------------------------------------------------------------------
AMERICAN PUBLIC ENERGY AGENCY
Gas Supply RB Series 2005A
  3.19%, 04/07/06 (b)(c)                                   5,783           5,783
NEBRASKA INVESTMENT FINANCE AUTH
S/F Housing RB Series 1998G
  3.32%, 04/07/06 (b)(c)(d)                               10,735          10,735
OMAHA PUBLIC POWER DISTRICT
Electric System Subordinated RB Series 2006B
  3.20%, 04/07/06 (a)(b)(c)                                5,090           5,090
STANTON CNTY
IDRB (Nucor Corp) Series 1996
  3.25%, 04/07/06 (b)                                     19,300          19,300
                                                                     -----------
                                                                          40,908
NEVADA 2.7%
--------------------------------------------------------------------------------
CLARK CNTY
Airport System Subordinate Lien RB Series 2005D2
  3.22%, 04/07/06 (a)(b)(c)                                4,780           4,780
Airport System Subordinate Lien RB Series 2005D3
  3.17%, 04/07/06 (a)(b)(c)                                7,280           7,280
Economic Development RB (UNLV Foundation)
  Series 1999
  3.19%, 04/07/06 (a)(b)                                     325             325
IDRB (Southwest Gas Corp) Series 2003A
  3.26%, 04/07/06 (a)(b)                                  12,500          12,500
IDRB (Southwest Gas Corp) Series 2004A
  3.23%, 04/07/06 (a)(b)(c)(d)                             3,167           3,167
Passenger Facility Charge Refunding RB
  (Las Vegas-McCarran International Airport)
  Series 2005A2
  3.22%, 04/07/06 (a)(b)(c)                               52,000          52,000
CLARK CNTY SD
GO (Limited Tax) Building Bonds Series 2001F
  3.20%, 04/07/06 (a)(b)(c)(d)                            21,715          21,715
GO (Limited Tax) Building Bonds Series 2005C
  3.21%, 04/07/06 (a)(b)(c)(d)                            16,045          16,045
GO (Limited Tax) Refunding Bonds Series 2005A
  3.02%, 04/07/06 (a)(b)(c)(d)                            10,915          10,915

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
LAS VEGAS CONVENTION AND VISITORS AUTH
Refunding RB Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,170           4,170
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water CP Series 2004 A&B
  3.28%, 05/15/06 (c)                                     16,500          16,500
  3.35%, 06/07/06 (c)                                     37,500          37,500
GO Refunding Bonds Series 2005A
  3.02%, 04/07/06 (a)(b)(c)(d)                            37,025          37,025
NEVADA
Highway Improvement RB (Motor Vehicle Fuel Tax)
  Series 2003
  3.20%, 04/07/06 (a)(b)(c)(d)                             2,193           2,193
NEVADA HOUSING DIVISION
M/F Housing RB (Apache Pines Apts) Series 1999A
  3.20%, 04/07/06 (a)(b)                                   7,415           7,415
M/F Housing RB (Banbridge Apts) Series 2000A
  3.20%, 04/07/06 (a)(b)                                   3,960           3,960
M/F Housing RB (Bluffs Apts) Series 2002A
  3.20%, 04/07/06 (a)(b)                                  17,850          17,850
M/F Housing RB (City Center) Series 2000A
  3.20%, 04/07/06 (a)(b)                                   7,495           7,495
M/F Housing RB (Home Suites) Series 1989A
  3.22%, 04/07/06 (a)(b)                                   4,600           4,600
M/F Housing RB (Sierra Pointe Apts) Series 2005
  3.20%, 04/07/06 (a)(b)                                   9,985           9,985
M/F Housing RB (Silver Pines Apts) Series 2002A
  3.22%, 04/07/06 (a)(b)                                   5,500           5,500
M/F Housing RB (St Rose Seniors Apts)
  Series 2002A
  3.20%, 04/07/06 (a)(b)                                  14,770          14,770
M/F Housing RB (Sundance Village Apts)
  Series 2004
  3.20%, 04/07/06 (a)(b)                                  15,000          15,000
M/F Housing Refunding RB (Oakmont) Series 2002
  3.20%, 04/07/06 (a)(b)                                   4,350           4,350
NEVADA SYSTEM OF HIGHER EDUCATION
University RB Series 2005B
  3.21%, 04/07/06 (a)(b)(c)(d)                            16,010          16,010
WASHOE CNTY
GO Refunding Bonds (Convention Center)
  Series 2001A
  3.22%, 04/07/06 (a)(b)(c)(d)                            26,000          26,000
                                                                     -----------
                                                                         359,050
NEW HAMPSHIRE 0.4%
--------------------------------------------------------------------------------
NEW HAMPSHIRE BUSINESS FINANCE AUTH
Solid Waste Disposal RB (Lonza Biologics)
  Series 2003
  3.27%, 04/07/06 (a)(b)                                  30,000          30,000
NEW HAMPSHIRE HEALTH AND EDUCATIONAL
FACILITIES AUTH
RB (Easter Seals New Hampshire) Series 2004A
  3.21%, 04/07/06 (a)(b)                                   6,060           6,060
RB (Frisbie Memorial Hospital) Series 2005
  3.21%, 04/07/06 (a)(b)                                   4,895           4,895
RB (Riverwoods) Series 2003
  3.22%, 04/07/06 (a)(b)                                   3,085           3,085
NEW HAMPSHIRE HFA
S/F Mortgage Acquisition RB Series 1997C
  3.32%, 04/07/06 (a)(b)(c)(d)                             1,550           1,550
S/F Mortgage Acquisition RB Series 1998B
  3.32%, 04/07/06 (a)(b)(c)(d)                             9,730           9,730
                                                                     -----------
                                                                          55,320
NEW JERSEY 2.1%
--------------------------------------------------------------------------------
DELAWARE RIVER PORT AUTH
RB Series 1999
  3.20%, 04/07/06 (a)(b)(c)(d)                             5,100           5,100
NEW JERSEY
TRAN Series Fiscal 2006A
  2.80%, 06/23/06                                        125,000         125,321
  2.84%, 06/23/06                                         75,000          75,192
NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY/NJ
Transportation System Bonds Series 2005D
  3.21%, 04/07/06 (a)(b)(c)(d)                            36,235          36,235
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
  3.20%, 04/07/06 (a)(b)(c)(d)                             1,000           1,000
RB Series 2004C2
  3.20%, 04/07/06 (a)(b)(c)(d)                            22,405          22,405

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
RB Series C
  3.20%, 04/07/06 (a)(b)(c)(d)                             2,990           2,990
VERNON
BAN
  2.69%, 01/12/07                                          3,978           4,005
                                                                     -----------
                                                                         272,248
NEW MEXICO 0.2%
--------------------------------------------------------------------------------
FARMINGTON
Hospital RB (San Juan Regional Medical Center)
  Series 2004B
  3.20%, 04/07/06 (a)(b)                                   5,000           5,000
SANTA FE
Tax Subordinate Lien Wastewater System RB
  Series 1997B
  3.21%, 04/07/06 (a)(b)                                  16,800          16,800
                                                                     -----------
                                                                          21,800
NEW YORK 4.9%
--------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
Electric System RB Series 1998A
  3.20%, 04/07/06 (a)(b)(c)(d)                            10,970          10,970
Electric System Subordinated RB Series 2001-2B
  3.13%, 04/03/06 (a)(b)                                   1,000           1,000
METROPOLITAN TRANSPORTATION AUTH
RB Series 2005B
  3.45%, 04/07/06 (a)(b)(c)(d)                            20,000          20,000
NEW YORK CITY
GO Bonds Fiscal 1994 Series A5
  3.16%, 04/03/06 (a)(b)                                   1,400           1,400
GO Bonds Fiscal 1998 Series D
  3.20%, 04/07/06 (a)(b)(c)(d)                            43,825          43,825
GO Bonds Fiscal 2002 Series A
  3.20%, 04/07/06 (a)(b)(c)(d)                            15,000          15,000
GO Bonds Fiscal 2002 Series A-6
  3.16%, 04/03/06 (a)(b)(c)                                3,400           3,400
GO Bonds Fiscal 2004 Series F
  3.54%, 04/07/06 (a)(b)(c)(d)                           170,000         170,000
GO Bonds Fiscal 2006 Series E2
  3.15%, 04/03/06 (a)(b)                                   1,000           1,000
NEW YORK CITY HEALTH AND HOSPITALS CORP
Health System Bonds Series 1999A
  3.20%, 04/07/06 (a)(b)(c)(d)                             8,000           8,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F Mortgage RB (2 Gold Street) Series 2003A
  3.19%, 04/07/06 (a)(b)                                     500             500
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
Water and Sewer System RB Series 1994G
  3.13%, 04/03/06 (a)(b)(c)                                2,650           2,650
Water and Sewer System RB Fiscal 2001 Series F1
  3.18%, 04/03/06 (b)(c)                                   3,000           3,000
Water and Sewer System RB Series 2002G
  3.20%, 04/07/06 (a)(b)(c)(d)                            13,545          13,545
Water and Sewer System RB Series 2005D
  2.96%, 04/07/06 (a)(b)(c)(d)                            11,490          11,490
  3.20%, 04/07/06 (a)(b)(c)(d)                             2,600           2,600
Water and Sewer System RB Series 2006A
  3.20%, 04/07/06 (b)(c)                                  18,835          18,835
Water and Sewer System Refunding RB Series 2005D
  3.21%, 04/07/06 (b)(c)(d)                               18,800          18,800
Water and Sewer System Second General Resolution
RB Series 2006AA3
  3.17%, 04/07/06 (b)(c)                                  16,500          16,500
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Future Tax Secured Refunding Bonds Fiscal 2006
  Series A-1
  3.20%, 04/07/06 (b)(c)                                   3,100           3,100
NEW YORK CONVENTION CENTER DEVELOPMENT CORP
RB (Hotel Unit Fee Secured) Series 2005
  3.20%, 04/07/06 (a)(b)(c)(d)                             7,000           7,000
NEW YORK STATE DORMITORY AUTH
RB (State University Educational Facilities)
  Series 2000B
  3.19%, 04/07/06 (a)(b)(c)(d)                            20,000          20,000
NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
Gas Facilities RB (Brooklyn Union Gas)
  Series 1996
  3.19%, 04/07/06 (a)(b)(c)(d)                             1,570           1,570

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
State Clean Water and Drinking Water
  Revolving Funds Second Resolution RB
  (NYC Muni Water Finance Auth)
  Series 2001C & 2002B
  3.20%, 04/07/06 (b)(c)                                  15,955          15,955
NEW YORK STATE HFA
RB (101 West End Ave) Series 1998A
  3.20%, 04/07/06 (a)(b)                                   1,700           1,700
RB (250 W 50th St) Series 1997A
  3.18%, 04/07/06 (a)(b)                                   1,400           1,400
RB (345 E 94th St) Series 1998A
  3.20%, 04/07/06 (a)(b)                                     565             565
RB (345 E 94th St) Series 1999A
  3.20%, 04/07/06 (a)(b)                                   4,000           4,000
RB (W 20th St) Series 2001A
  2.81%, 04/07/06 (a)(b)                                  12,200          12,200
NEW YORK STATE MORTGAGE AGENCY
Mortgage RB Series 129
  3.20%, 04/07/06 (b)(c)                                   7,000           7,000
Mortgage RB Series 109
  3.22%, 04/07/06 (b)(c)(d)                               25,800          25,800
S/F Mortgage RB Series 92
  3.20%, 04/07/06 (b)(c)(d)                                2,865           2,865
NEW YORK STATE POWER AUTH
Tender Notes Series 1985
  3.35%, 09/01/06 (b)(c)                                   5,070           5,070
NEW YORK STATE THRUWAY AUTH
Bonds Series 2005B
  3.20%, 04/07/06 (a)(b)(c)(d)                             9,535           9,535
General RB Series 2005F
  3.45%, 07/06/06 (a)(b)(c)(d)                            25,765          25,765
NEW YORK STATE URBAN DEVELOPMENT CORP
State Personal Income Tax RB Series 2005B
  3.20%, 04/07/06 (b)(c)(d)                                8,000           8,000
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 138th Series
  3.22%, 04/07/06 (b)(c)(d)                                3,330           3,330
Consolidated Bonds 139th Series
  3.03%, 04/07/06 (a)(b)(c)(d)                            19,980          19,980
Consolidated Bonds 140th Series
  3.20%, 04/07/06 (b)(c)                                   9,570           9,570
Consolidated Bonds 141st Series
  3.22%, 04/07/06 (a)(b)(c)(d)                             6,575           6,575
ROCKLAND CNTY
RAN Series 2006
  3.51%, 03/22/07                                         10,000          10,093
TAN Series 2006
  3.53%, 03/22/07                                         45,000          45,407
SENECA CNTY IDA
Solid Waste Disposal RB (Seneca Meadows Inc)
  Series 2005
  3.20%, 04/07/06 (a)(b)                                   5,000           5,000
TRIBOROUGH BRIDGE AND TUNNEL AUTH
General Refunding RB Series 2002B
  3.20%, 04/07/06 (b)(c)(d)                                9,995           9,995
WESTCHESTER CNTY IDA
IDRB (Levister Redevelopment Co) Series 2001A
  3.18%, 04/07/06 (a)(b)                                   1,000           1,000
WILLIAM FLOYD UNION FREE SD
TAN Series 2005
  2.70%, 06/27/06                                         23,000          23,068
                                                                     -----------
                                                                         648,058
NORTH CAROLINA 1.8%
--------------------------------------------------------------------------------
CHARLOTTE
Airport Refunding RB Series 1997A
  3.22%, 04/07/06 (a)(b)(c)                               35,400          35,400
DURHAM HOUSING AUTH
M/F Housing RB (Pendleton Townhomes) Series 2001
  3.23%, 04/07/06 (a)(b)                                   5,405           5,405
FORSYTH CNTY
RB (Plymouth Printing Co) Series 1998
  3.28%, 04/07/06 (a)(b)                                     870             870
GUILFORD CNTY INDUSTRIAL FACILITIES AND POLLUTION
CONTROL FINANCING AUTH IDRB (Metalcraft of Mayville
SE Manufacturing)
  Series 1997
  3.23%, 04/07/06 (a)(b)                                   1,100           1,100
HERTFORD CNTY INDUSTRIAL FACILITIES AND
POLLUTION CONTROL FINANCING AUTH
IDRB (Nucor Corp) Series 2000A
  3.21%, 04/07/06 (b)                                     17,500          17,500
  3.29%, 04/07/06 (b)                                     26,500          26,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
JOHNSTON CNTY INDUSTRIAL FACILITIES AND
POLLUTION CONTROL FINANCING AUTH
IDRB (Flanders Corp) Series 1998
  3.23%, 04/07/06 (a)(b)                                   4,500           4,500
MECKLENBURG CNTY
M/F Housing RB (Sycamore Green Apts) Series 2001
  3.23%, 04/07/06 (a)(b)                                   8,240           8,240
NORTH CAROLINA EDUCATIONAL FACILITIES
FINANCE AGENCY
RB (High Point University) Series 1997
  3.18%, 04/07/06 (a)(b)                                   4,210           4,210
RB (Queens College) Series 1999B
  3.18%, 04/07/06 (a)(b)                                   5,285           5,285
NORTH CAROLINA HFA
Homeownership RB Series 1A
  3.25%, 04/06/06 (b)(c)(d)                               11,855          11,855
Homeownership RB Series 8A and 17A
  3.24%, 04/06/06 (b)(c)                                   4,640           4,640
NORTH CAROLINA MEDICAL CARE COMMISSION
Health Care Facilities RB
  (University Health Systems of Eastern Carolina)
  Series 2006C1
  3.17%, 04/07/06 (a)(b)(c)                                5,000           5,000
Health Care Facilities RB
  (University Health Systems of Eastern Carolina)
  Series 2006C2
  3.17%, 04/07/06 (a)(b)(c)                                5,000           5,000
Health Care Facilities Refunding RB
  (University Health Systems of Eastern Carolina)
  Series 2006B
  3.17%, 04/07/06 (a)(b)(c)                                5,000           5,000
NORTH CAROLINA STATE EDUCATION ASSISTANCE AUTH
Student Loan RB Series 2005A1
  3.21%, 04/07/06 (a)(b)(c)                               20,000          20,000
Student Loan RB Series 2005A3
  3.23%, 04/07/06 (a)(b)(c)                               23,500          23,500
PIEDMONT TRIAD AIRPORT AUTH
Airport RB Series 2004B
  3.23%, 04/07/06 (a)(b)(c)                               23,500          23,500
RALEIGH-DURHAM AIRPORT AUTH
RB Series 2005B
  3.25%, 04/07/06 (a)(b)(c)(d)                             4,680           4,680
ROCKINGHAM CNTY INDUSTRIAL
FACILITIES AND POLLUTION CONTROL FINANCING AUTH
IDRB (McMichael Mills) Series 1997
  3.23%, 04/07/06 (a)(b)                                     600             600
ROWAN CNTY INDUSTRIAL FACILITIES
AND POLLUTION CONTROL FINANCING AUTH
IDRB (Taylor Clay Products) Series 1999
  3.23%, 04/07/06 (a)(b)                                   3,000           3,000
SAMPSON CNTY INDUSTRIAL FACILITIES AND
POLLUTION CONTROL FINANCE AUTH
IDRB (Crumpler Plastic Pipe) Series 1999
  3.28%, 04/07/06 (a)(b)                                   2,000           2,000
UNION CNTY INDUSTRIAL FACILITIES AND
POLLUTION CONTROL FINANCING AUTH
RB (Rock-Tenn Converting Co) Series 1997
  3.23%, 04/07/06 (a)(b)                                   1,750           1,750
WAKE CNTY HOUSING AUTH
M/F Housing RB (Walnut Ridge Apts) Series 2000
  3.23%, 04/07/06 (a)(b)                                   9,865           9,865
WILMINGTON HOUSING AUTH
M/F Housing RB (Garden Lakes Estates) Series 1999
  3.23%, 04/07/06 (a)(b)                                   6,860           6,860
                                                                     -----------
                                                                         236,260
NORTH DAKOTA 0.5%
--------------------------------------------------------------------------------
NORTH DAKOTA HFA
Home Mortgage Finance Program Series 2004B
  3.22%, 04/07/06 (b)(c)                                  24,020          24,020
Home Mortgage Finance Program Series 2005A
  3.22%, 04/07/06 (b)(c)                                  22,100          22,100
Home Mortgage Finance Program Series 2005C
  3.22%, 04/07/06 (b)(c)                                  12,000          12,000
RICHLAND CNTY
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
  Series 1996A

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  3.48%, 04/07/06 (a)(b)                                   5,445           5,445
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
  Series 1996B
  3.48%, 04/07/06 (a)(b)                                     500             500
                                                                     -----------
                                                                          64,065
OHIO 1.0%
--------------------------------------------------------------------------------
AKRON, BATH AND COPLEY JOINT TOWNSHIP
  HOSPITAL DISTRICT
RB (Summa Health System) Series 2004B
  3.19%, 04/07/06 (a)(b)                                   7,500           7,500
CLEVELAND
Airport System RB Series 1997D
  3.22%, 04/07/06 (a)(b)                                  33,740          33,740
FRANKLIN CNTY
Hospital RB (The Children's Hospital) Series 2003
  3.18%, 04/07/06 (a)(b)(c)                                5,000           5,000
OHIO
RB (Pooled Financing) Series 2004
  3.17%, 04/07/06 (a)(b)                                   8,625           8,625
OHIO HFA
M/F Refunding RB (10 Wilmington Place)
  Series 1991B
  3.22%, 04/07/06 (a)(b)(c)                                8,945           8,945
Residential Mortgage RB Series 2001C
  3.29%, 04/07/06 (b)(c)(d)                                4,275           4,275
OHIO HIGHER EDUCATIONAL FACILITY COMMISSION
RB (Pooled Financing) Series 2003B
  3.17%, 04/07/06 (a)(b)                                   4,765           4,765
RB (The Cleveland Institute of Music) Series 2005
  3.20%, 04/07/06 (a)(b)                                   5,000           5,000
OHIO WATER DEVELOPMENT AUTH
Pollution Control Refunding RB
  (FirstEnergy Nuclear Generation Corp)
  Series 2005A
  3.23%, 04/07/06 (a)(b)                                  57,000          57,000
                                                                     -----------
                                                                         134,850
OKLAHOMA 0.9%
--------------------------------------------------------------------------------
MULDROW PUBLIC WORKS AUTH
IDRB (OK Foods) Series 1995
  3.25%, 04/05/06 (a)(b)                                   4,000           4,000
OKLAHOMA CNTY INDUSTRIAL AUTH
RB (National Cowboy Hall of Fame) Series 1999
  3.18%, 04/07/06 (a)(b)                                     995             995
OKLAHOMA DEVELOPMENT FINANCE AUTH
RB (Shawnee Funding) Series 1996
  3.23%, 04/07/06 (a)(b)                                   3,100           3,100
OKLAHOMA STUDENT LOAN AUTH
Bonds and Notes Series 1997A
  3.22%, 04/07/06 (a)(b)(c)                               33,000          33,000
Bonds and Notes Series 1998A
  3.22%, 04/07/06 (a)(b)(c)                               33,100          33,100
Bonds and Notes Series 2000A4
  3.22%, 04/07/06 (a)(b)(c)                               20,945          20,945
Bonds and Notes Series 2005A
  3.22%, 04/07/06 (a)(b)(c)                               15,045          15,045
PAYNE CNTY ECONOMIC DEVELOPMENT AUTH
Student Housing RB
  (OSUF Phase III Student Housing) Series 2005
  3.19%, 04/07/06 (a)(b)(c)                                8,500           8,500
                                                                     -----------
                                                                         118,685
OREGON 0.6%
--------------------------------------------------------------------------------
OREGON ECONOMIC DEVELOPMENT COMMISSION
RB (Kettle Foods) Series 1998-196
  3.25%, 04/07/06 (a)(b)                                   4,165           4,165
RB (Pendleton Flour Mills) Series 1997-182
  3.25%, 04/07/06 (a)(b)                                   3,390           3,390
OREGON FACILITIES AUTH
RB (Quatama Crossing Housing) Series 2005A
  3.18%, 04/07/06 (a)(b)                                   9,700           9,700
OREGON HEALTH AND SCIENCE UNIVERSITY
Special RB (OHSU Medical Group) Series 2004A
  3.17%, 04/07/06 (a)(b)                                   8,700           8,700
OREGON HOUSING AND COMMUNITY SERVICES DEPT
Mortgage RB (S/F Mortgage Program) Series 2005F
  3.24%, 04/07/06 (b)(c)                                  13,685          13,685
S/F Mortgage RB Series 2004L

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  3.24%, 04/07/06 (b)(c)                                   5,000           5,000
PORT OF PORTLAND
Special Obligation RB (Portland Bulk Terminals)
  Series 1996
  3.20%, 04/07/06 (a)(b)                                  28,000          28,000
Special Obligation RB (Portland Bulk Terminals)
  Series 1999
  3.20%, 04/07/06 (a)(b)                                   4,500           4,500
PORTLAND
M/F Housing RB (Village of Lovejoy Fountain)
  Series 1997
  3.25%, 04/07/06 (a)(b)                                   8,500           8,500
                                                                     -----------
                                                                          85,640
PENNSYLVANIA 6.3%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC Senior Communities) Series 2003
  3.17%, 04/07/06 (a)(b)                                   9,000           9,000
ALLEGHENY CNTY IDA
Pollution Control Refunding RB
  (Duquesne Light Co) Series 1999B
  3.21%, 04/07/06 (a)(b)(c)(d)                            11,400          11,400
ALLEGHENY CNTY PORT AUTH
Special Revenue Transportation Bonds Series 1999
  3.19%, 04/06/06 (a)(b)(c)(d)                            11,495          11,495
ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY
RB (University of Pittsburgh Medical Center)
  Series 2005B
  3.29%, 04/15/07 (b)(e)                                  13,000          13,000
BEAVER CNTY IDA
Pollution Control Refunding RB
  (FirstEnergy Nuclear Generation Corp)
  Series 2005A
  3.22%, 04/07/06 (a)(b)                                   5,500           5,500
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
  3.17%, 04/07/06 (a)(b)(c)                                4,000           4,000
CENTRAL BUCKS SD
GO Bonds Series 2000A
  3.22%, 04/07/06 (a)(b)(c)                                3,460           3,460
DANIEL BOONE AREA SD
GO Bonds Series 2004
  3.18%, 04/07/06 (a)(b)(c)                                5,880           5,880
DAUPHIN CNTY GENERAL AUTH
RB (Education and Health Loan) Series 1997
  3.22%, 04/07/06 (a)(b)(c)                                6,465           6,465
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester Medical Center)
  Series 2002
  3.18%, 04/07/06 (a)(b)                                   3,000           3,000
RB (YMCA of Philadelphia) Series 1999
  3.07%, 04/07/06 (a)(b)                                      90              90
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1986
  3.18%, 04/07/06 (a)(b)                                   1,000           1,000
Local Government RB Series 1998A
  3.20%, 04/07/06 (a)(b)(c)(d)                             9,995           9,995
  3.23%, 04/07/06 (a)(b)(c)(d)                               500             500
  3.25%, 04/07/06 (a)(b)(c)(d)                            13,210          13,210
EASTON AREA SD
GO Bonds Series 2005
  3.19%, 04/07/06 (a)(b)(c)                                7,200           7,200
EMMAUS GENERAL AUTH
Bonds Series 1996
  3.18%, 04/07/06 (a)(b)(c)                                3,625           3,625
ERIE SD
GO Bonds Series 2001A
  3.21%, 04/07/06 (a)(b)(c)(d)                            15,695          15,695
HANOVER PUBLIC SD
GO Bonds Series 2005
  3.17%, 04/07/06 (a)(b)(c)                                5,000           5,000
HARRISBURG AUTH
Water Refunding RB Series 2002B
  3.22%, 04/07/06 (a)(b)(c)                                5,000           5,000
Water Refunding RB Series 2003A
  3.22%, 04/07/06 (a)(b)(c)                               14,500          14,500
LAMPETER-STRASBURG SD
GO Bonds Series 2004A
  3.19%, 04/07/06 (a)(b)(c)                                6,000           6,000
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
  3.23%, 04/07/06 (a)(b)                                   4,600           4,600
Water Facility Refunding RB
  (Pennsylvania-American Water Co Water Facilities)
  Series A
  3.23%, 04/07/06 (a)(b)(c)(d)                             3,000           3,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
  3.19%, 04/07/06 (a)(b)(c)                                3,400           3,400
MERCER CNTY
GO Bonds Series 2001
  3.21%, 04/07/06 (a)(b)(c)                                7,725           7,725
MONTGOMERY CNTY IDA
Pollution Control Refunding RB (Peco Energy Co)
  Series 1994 A
  3.22%, 04/05/06 (a)                                     21,560          21,560
School RB (Friends' Central School) Series 2002
  3.18%, 04/07/06 (a)(b)                                     910             910
NORWIN SD
GO Bonds Series 2001A
  3.21%, 04/07/06 (a)(b)(c)(d)                            11,500          11,500
PENNSYLVANIA
GO Bonds First Series 2003
  3.20%, 04/07/06 (a)(b)(c)(d)                               300             300
GO Bonds Second Series 2002
  2.96%, 04/07/06 (a)(b)(c)(d)                            14,995          14,995
GO Third Refunding Series 2004
  3.45%, 04/07/06 (a)(b)(c)                               24,745          24,745
PENNSYLVANIA CONVENTION CENTER AUTH
RB Series 1989A
  3.20%, 04/07/06 (a)(b)(c)(d)                             4,500           4,500
PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak) Series 2001B
  3.25%, 04/07/06 (a)(b)                                   2,000           2,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
  3.22%, 04/07/06 (a)(b)                                   4,660           4,660
PENNSYLVANIA HFA
S/F Mortgage RB Drawdown Series 2003
  3.24%, 04/07/06 (a)(b)(c)(d)                             5,030           5,030
S/F Mortgage RB Drawdown Series 2003A
  3.24%, 04/07/06 (a)(b)(c)(d)                             3,600           3,600
S/F Mortgage RB Series 1999A
  3.25%, 04/06/06 (b)(c)(d)                               13,420          13,420
S/F Mortgage RB Series 2004-83B
  3.19%, 04/07/06 (b)(c)                                   9,690           9,690
S/F Mortgage RB Series 2004-84C
  3.20%, 04/07/06 (b)(c)                                  16,250          16,250
S/F Mortgage RB Series 2004-84D
  3.20%, 04/07/06 (b)(c)                                  20,350          20,350
S/F Mortgage RB Series 2005-88B
  1.00%, 04/07/06 (b)(c)                                  10,000          10,000
  3.20%, 04/07/06 (b)(c)                                  29,900          29,900
S/F Mortgage RB Series 2005-89
  3.20%, 04/07/06 (b)(c)                                      90              90
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 1988B
  3.20%, 04/07/06 (a)(b)(c)                               37,900          37,900
Student Loan RB Series 1995A
  3.20%, 04/07/06 (a)(b)(c)                               70,000          70,000
Student Loan RB Series 1997A
  3.27%, 04/07/06 (a)(b)(c)                               28,900          28,900
Student Loan RB Series 1999A
  3.22%, 04/07/06 (a)(b)(c)                               31,000          31,000
Student Loan RB Series 2000A
  3.27%, 04/07/06 (a)(b)(c)                               28,075          28,075
Student Loan RB Series 2001A
  3.27%, 04/07/06 (a)(b)(c)                               21,450          21,450
Student Loan RB Series 2003A1
  3.27%, 04/07/06 (a)(b)(c)                                7,000           7,000
Student Loan RB Series 2003A2
  3.27%, 04/07/06 (a)(b)(c)                               38,000          38,000
PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
RB (Drexel University) Series 2005B
  3.18%, 04/07/06 (a)(b)(c)                                5,000           5,000
RB (University of Pennsylvania Health Services)
  Series 2005A
  2.80%, 06/15/06 (a)(b)(c)(d)                             5,990           5,990
RB (University of Pennsylvania) Series 2005C
  3.21%, 04/07/06 (b)(c)                                   4,870           4,870
PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
Lease RB (Philadelphia SD) Series 2003
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,730           4,730
RB (Parkland SD) Series 1999D
  3.22%, 04/07/06 (a)(b)(c)                               14,265          14,265
School RB (Marple Newton SD) Series 2001

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,965           4,965
PENNSYLVANIA STATE UNIVERSITY
RB Series 2001A
  3.18%, 04/07/06 (b)                                      1,300           1,300
PENNSYLVANIA TURNPIKE COMMISSION
RB Series 2004A
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,225           6,225
Registration Fee Refunding RB Series 2005B
  3.15%, 04/07/06 (a)(b)(c)                                5,200           5,200
Registration Fee Refunding RB Series 2005C
  3.18%, 04/07/06 (a)(b)(c)                                5,000           5,000
PHILADELPHIA
Airport Refunding RB Series 2005C
  3.26%, 04/07/06 (a)(b)(c)                               51,050          51,050
Water and Wastewater Refunding RB Series 2003
  3.17%, 04/07/06 (a)(b)(c)                                  500             500
PHILADELPHIA GAS WORKS
RB Third Series 2001
  3.20%, 04/07/06 (a)(b)(c)(d)                             4,295           4,295
Revenue Notes CP Series E
  3.27%, 05/11/06 (a)                                     40,000          40,000
PHILADELPHIA IDA
RB Series 1998A
  3.25%, 04/07/06 (a)(b)(c)(d)                            12,710          12,710
READING SD
GO Bonds Series 2003A
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,225           4,225
SCRANTON REDEVELOPMENT AUTH
Guaranteed Lease RB Series 2004
  3.22%, 04/07/06 (a)(b)                                   9,295           9,295
UNIVERSITY OF PITTSBURGH
Pitt Asset Notes Series 2005
  4.00%, 08/11/06                                         22,000          22,099
WEST CORNWALL TOWNSHIP MUNICIPAL AUTH
RB (Lebanon Valley Brethren Home) Series 1995
  3.23%, 04/07/06 (a)(b)                                     720             720
WESTMORELAND CNTY MUNICIPAL AUTH
Municipal Service RB Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             3,090           3,090
                                                                     -----------
                                                                         835,094
RHODE ISLAND 0.9%
--------------------------------------------------------------------------------
RHODE ISLAND ECONOMIC DEVELOPMENT CORP
Airport RB Series 2005A
  3.25%, 04/07/06 (a)(b)(c)(d)                             2,255           2,255
  3.46%, 04/07/06 (a)(b)(c)(d)                             3,925           3,925
Airport Refunding RB Series 2005C
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,815           4,815
  3.42%, 04/07/06 (a)(b)(c)(d)                             2,165           2,165
RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
Homeownership Opportunity Bonds Series 1998-29A
  3.32%, 04/06/06 (b)(c)(d)                               19,020          19,020
RHODE ISLAND IDA
IDRB (Greystone of Lincoln) Series 2000
  3.45%, 04/07/06 (a)(b)                                   1,400           1,400
RHODE ISLAND STUDENT LOAN AUTH
RB Series 1995-1
  3.22%, 04/07/06 (a)(b)(c)                               30,000          30,000
RB Series 1996-1
  3.22%, 04/07/06 (a)(b)(c)                               19,000          19,000
RB Series 1996-2
  3.22%, 04/07/06 (a)(b)(c)                               20,000          20,000
RB Series 1996-3
  3.22%, 04/07/06 (a)(b)(c)                               23,000          23,000
                                                                     -----------
                                                                         125,580
SOUTH CAROLINA 1.0%
--------------------------------------------------------------------------------
BEAUFORT-JASPER HIGHER EDUCATION COMMISSION
Student Housing RB (University of South Carolina-
  Beaufort Student Housing) Series 2005
  3.19%, 04/07/06 (a)(b)                                  16,540          16,540
BERKELEY CNTY SD
School Building Bonds Series 2002
  3.21%, 04/07/06 (a)(b)(c)(d)                             7,575           7,575
FLORENCE CNTY PUBLIC FACILITIES CORP
Refunding COP (Law Enforcement and Civic Centers)
  Series 2003
  3.22%, 04/07/06 (a)(b)(c)                               22,600          22,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
GREENVILLE IDA
IDRB (Stevens Aviation Technical Services)
  Series 1997
  3.28%, 04/07/06 (a)(b)                                   3,500           3,500
SOUTH CAROLINA HOUSING AND DEVELOPMENT AUTH
M/F Rental Housing RB (Ashley Apts) Series 1999
  3.23%, 04/07/06 (a)(b)                                   4,000           4,000
M/F Rental Housing RB (Piedmont Manor Apts)
  Series 2000B1
  3.23%, 04/07/06 (a)(b)                                   5,755           5,755
M/F Rental Housing RB (Spartanburg Terrace Apts)
  Series 2000C1
  3.23%, 04/07/06 (a)(b)                                   1,960           1,960
M/F Rental Housing Refunding RB (Fairway Apts)
  Series 2001A
  3.22%, 04/07/06 (a)(b)                                   7,735           7,735
SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTH
IDRB (Sanders Brothers Construction Co)
  Series 1996
  3.28%, 04/06/06 (a)(b)                                     350             350
RB (Holcim) Series 2003
  3.34%, 04/07/06 (a)(b)                                   6,250           6,250
SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE BANK
RB Series 1999A
  3.21%, 04/07/06 (a)(b)(c)(d)                            22,610          22,610
Refunding RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                            30,000          30,000
SPARTANBURG CNTY IDA
Refunding IDRB (Bemis Co) Series 1991
  3.23%, 04/07/06 (a)(b)                                   4,750           4,750
                                                                     -----------
                                                                         133,625
SOUTH DAKOTA 0.3%
--------------------------------------------------------------------------------
SOUTH DAKOTA HEALTH AND EDUCATIONAL FACILITIES AUTH
RB (McKenna Hospital) Series 1994
  3.22%, 04/07/06 (a)(b)(c)                               27,130          27,130
SOUTH DAKOTA HOUSING DEVELOPMENT AUTH
Homeownership Mortgage Bonds Series 2004G
  3.22%, 04/07/06 (b)(c)                                  11,000          11,000
M/F Housing RB (Harmony Heights) Series 2001
  3.30%, 04/07/06 (a)(b)                                   6,500           6,500
                                                                     -----------
                                                                          44,630
TENNESSEE 3.9%
--------------------------------------------------------------------------------
BRISTOL HEALTH AND EDUCATIONAL FACILITIES BOARD
RB (King College) Series 2001
  3.18%, 04/07/06 (a)(b)                                   6,450           6,450
CARTER CNTY IDB
M/F Housing Refunding RB (Willow Run Apts)
  Series 1990
  3.30%, 04/07/06 (a)(b)                                   6,675           6,675
CHATTANOOGA HEALTH, EDUCATION AND HOUSING FACILITY BOARD
RB (Baylor School) Series 1996
  3.18%, 04/07/06 (a)(b)                                   2,035           2,035
THA Program RB (Cumberland Medical Center)
  Series 2004A
  3.18%, 04/07/06 (a)(b)                                  45,670          45,670
CLARKSVILLE PUBLIC BUILD AUTH
Pooled Financing RB
  (Tennessee Municipal Bond Fund) Series 1997
  3.18%, 04/07/06 (a)(b)                                   4,300           4,300
Pooled Financing RB
  (Tennessee Municipal Bond Fund) Series 2001
  3.17%, 04/03/06 (a)(b)                                   4,600           4,600
FRANKLIN CNTY IDB
IDRB (Hi-Tech) Series 1997
  3.25%, 04/07/06 (a)(b)                                   3,300           3,300
GRUNDY CNTY IDB
Limited Obligation RB (Toyo Seat USA Corp)
  Series 2001
  3.39%, 04/07/06 (a)(b)                                   3,330           3,330
HENDERSONVILLE IDB
Refunding IDRB (Betty Machine Co) Series 2001
  3.23%, 04/07/06 (a)(b)                                   3,345           3,345
HUNTINGDON IDB
IDRB (Associated Rubber Co) Series 1999
  3.23%, 04/07/06 (a)(b)                                   2,000           2,000
JACKSON HEALTH, EDUCATIONAL AND HOUSING FACILITY BOARD
M/F Housing RB (Patrician Terrace Apts)
  Series 2005
  3.23%, 04/07/06 (a)(b)                                   2,400           2,400

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
JACKSON IDB
Solid Waste Facility Bonds (Ameristeel Corp)
  Series 1997
  3.23%, 04/07/06 (a)(b)                                   3,800           3,800
KNOXVILLE
Wastewater System Improvement RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                            10,840          10,840
MCMINN CNTY IDA
Solid Waste Disposal Facilities RB (Bowater)
  Series 1999
  3.23%, 04/07/06 (a)(b)                                  13,500          13,500
MEMPHIS
Electric System Subordinate RB Series 2003A
  3.20%, 04/07/06 (a)(b)(c)(d)                             2,800           2,800
METROPOLITAN GOVERNMENT OF NASHVILLE AND
DAVIDSON CNTY HEALTH AND EDUCATIONAL
FACILITIES BOARD
M/F Housing RB (Burning Tree Apts) Series 2005
  3.23%, 04/07/06 (a)(b)                                   8,815           8,815
M/F Housing RB (Chippington Tower Apts I & II)
  Series 2005
  3.28%, 04/07/06 (a)(b)                                  13,500          13,500
RB (Ascension Health Credit Group) Series 2001B1
  2.85%, 08/01/06 (b)                                     35,000          35,000
RB (Ensworth School) Series 2002
  3.18%, 04/07/06 (a)(b)                                   7,525           7,525
METROPOLITAN GOVERNMENT OF NASHVILLE AND
DAVIDSON CNTY IDB
Educational Facilities Refunding RB
  (David Lipscomb University) Series 2003
  3.18%, 04/07/06 (a)(b)                                   7,900           7,900
IDRB (Bindtech) Series 1997
  3.23%, 04/07/06 (a)(b)                                   2,250           2,250
M/F Housing RB (Arbor Crest) Series 1985B
  3.19%, 04/07/06 (a)(b)                                  12,750          12,750
M/F Housing R (Arbor Knoll) Series 1985A
  3.19%, 04/07/06 (a)(b)                                  13,400          13,400
METROPOLITAN NASHVILLE AIRPORT AUTH
Passenger Facility Charge Refunding Bonds
  Series 2003
  3.23%, 04/07/06 (a)(b)                                   5,600           5,600
MONTGOMERY CNTY PUBLIC BUILDING AUTH
Pooled Financing RB (Tennessee Cnty Loan Pool)
  Series 2002
  3.17%, 04/03/06 (a)(b)                                   1,785           1,785
SEVIER CNTY PUBLIC BUILDING AUTH
Public Improvement Bonds Series 1995C1
  3.19%, 04/07/06 (a)(b)(c)                                2,775           2,775
Public Improvement Bonds Series 1996E4
  3.19%, 04/07/06 (a)(b)(c)                                2,155           2,155
Public Improvement Bonds Series 1996E5
  3.19%, 04/07/06 (a)(b)(c)                                1,225           1,225
Public Improvement Bonds Series 1996II-C
  3.19%, 04/07/06 (a)(b)(c)                                  755             755
SHELBY CNTY
TAN Series 2005
  2.65%, 06/30/06                                         22,000          22,070
SHELBY CNTY HEALTH, EDUCATION AND
HOUSING FACILITY BOARD
M/F Housing RB (TUP I) Series 1997A
  3.33%, 04/07/06 (a)(b)                                   5,000           5,000
RB (Rhodes College) Series 2000
  3.19%, 04/07/06 (a)(b)                                   9,465           9,465
RB (St Benedict at Auburndale High School)
  Series 2003
  3.20%, 04/07/06 (a)(b)                                   5,000           5,000
RB (The Hutchison School) Series 2005
  3.19%, 04/07/06 (a)(b)                                  10,000          10,000
TENNERGY CORP
Gas RB Series 2006A
  3.23%, 04/06/06 (a)(b)(c)(d)                           115,000         115,000
TENNESSEE
GO TECP Series A
  3.18%, 04/05/06                                         20,000          20,000
TENNESSEE HOUSING DEVELOPMENT AGENCY
Homeownership Program Bonds Series 2001-1C
  3.30%, 04/07/06 (b)(c)(d)                                6,025           6,025

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
VOLUNTEER STUDENT LOAN FUNDING CORP
RB Series 1987A1
  3.23%, 04/07/06 (a)(b)                                  15,000          15,000
RB Series 1987A2
  3.23%, 04/07/06 (a)(b)                                  13,700          13,700
RB Series 1987A3
  3.23%, 04/07/06 (a)(b)                                  59,700          59,700
                                                                     -----------
                                                                         511,440
TEXAS 12.9%
--------------------------------------------------------------------------------
ALVIN INDEPENDENT SD
Unlimited Schoolhouse RB Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,175           6,175
AMARILLO HEALTH FACILITY CORP
Refunding RB (Evangelical Lutheran
  Good Samaritan Society) Series 1997
  3.22%, 04/07/06 (a)(b)                                   2,000           2,000
AUSTIN
Public Improvement Bonds Series 2000
  3.21%, 04/07/06 (b)(c)(d)                                6,000           6,000
Water and Wastewater Refunding RB Series 2001 A&B
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,425           6,425
AUSTIN CONVENTION ENTERPRISES INC
Hotel Second Tier RB (Texas Convention Center)
  Series 2001B
  3.23%, 04/07/06 (a)(b)(c)(d)                             9,325           9,325
BEXAR CNTY HEALTH FACILITIES DEVELOPMENT CORP
Health Care RB (Chandler Memorial Home)
  Series 1995
  3.20%, 04/07/06 (a)(b)                                   3,445           3,445
BRAZOS RIVER AUTH
Pollution Control Refunding RB (TXU Electric Co)
  Series 2001D1
  3.22%, 04/07/06 (a)(b)                                  14,300          14,300
BROWNVILLE UTILITY SYSTEM
Revenue Improvement and Refunding Bonds
  Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,985           6,985
COLLIN CNTY HFA
M/F Housing RB (Huntington Apts) Series 1996
  3.62%, 04/07/06 (a)(b)                                   6,150           6,150
DALLAS
GO Bonds Series 2005
  3.50%, 04/07/06 (b)(c)                                  37,105          37,105
Waterworks and Sewer System CP Series B
  3.15%, 05/11/06 (c)                                      5,000           5,000
  3.20%, 05/11/06 (c)                                     14,839          14,839
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax RB Series 2001
  3.21%, 04/07/06 (a)(b)(c)(d)                            16,130          16,130
DALLAS FORT WORTH INTERNATIONAL AIRPORT
Joint Improvement and Refunding RB Series 2002A
  3.25%, 04/07/06 (a)(b)(c)(d)                             8,995           8,995
Joint Improvement RB Series 2003A
  3.25%, 04/07/06 (a)(b)(c)(d)                            14,990          14,990
Joint RB Series 2003A
  3.24%, 04/07/06 (a)(b)(c)(d)                             2,500           2,500
  3.25%, 04/07/06 (a)(b)(c)(d)                             6,370           6,370
DALLAS INDEPENDENT SD
Unlimited Tax School Building and Refunding Bonds
  Series 2004A
  3.20%, 04/07/06 (a)(b)(c)(d)                             7,495           7,495
DENTON UTILITY SYSTEM
RB Series 2000A
  3.20%, 04/07/06 (a)(b)(c)(d)                             5,230           5,230
DUNCANVILLE INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
  2.97%, 04/07/06 (a)(b)(c)(d)                             4,355           4,355
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,000           6,000
EL PASO
Water and Sewer Refunding RB Series 1998
  3.32%, 04/07/06 (a)(b)(c)(d)                             8,455           8,455
EL PASO COUNTY HOSPITAL DISTRICT
Combination Tax and Revenue Certificates of
  Obligation Series 2005
  3.20%, 04/07/06 (a)(b)(c)                                6,500           6,500
GARLAND INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2004B
  2.75%, 06/15/06 (a)(b)(c)                                7,125           7,108

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
GRAND PRAIRIE IDA
IDRB (NTA Leasing Co) Series 1994
  3.33%, 04/07/06 (a)(b)                                   1,280           1,280
GRAPEVINE IDA
Airport Improvement RB
  (Simuflite Training International) Series 1983A
  2.70%, 10/01/06 (a)(b)                                  38,000          38,000
GREATER EAST TEXAS STUDENT LOAN CORP
RB Series 1992B
  1.80%, 04/07/06 (a)(b)                                  14,000          14,000
  3.23%, 04/07/06 (a)(b)                                  30,200          30,200
RB Series 1995B
  2.85%, 07/01/06 (a)(b)                                  10,000          10,000
Refunding RB Series 1993A
  3.23%, 04/06/06 (a)(b)                                  48,150          48,150
Refunding RB Series 1993B
  3.23%, 04/07/06 (a)(b)                                  23,400          23,400
Refunding RB Series 1995A
  3.25%, 04/07/06 (a)(b)                                  35,700          35,700
GREATER TEXAS STUDENT LOAN CORP
RB Series 1998A
  3.23%, 04/07/06 (a)(b)                                  10,250          10,250
GULF COAST IDA
IDRB (Gruma Corp) Series 1994
  3.28%, 04/07/06 (a)(b)                                   6,440           6,440
GULF COAST WASTE DISPOSAL AUTH
Environmental Facilities RB (ExxonMobil)
  Series 2001A
  3.16%, 04/03/06 (b)                                      1,500           1,500
HARRIS CNTY
Jr Lien Special RB (Rodeo) Series 2001C
  3.22%, 04/07/06 (a)(b)(c)                                1,800           1,800
Permanent Improvement Refunding Bonds
  Series 2004A
  3.21%, 04/07/06 (b)(c)(d)                               21,100          21,100
Toll Road Sr Lien Refunding RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,470           6,470
HARRIS CNTY FLOOD CONTROL DIST
Contract Tax TECP Series F
  3.25%, 04/06/06 (a)                                     14,690          14,690
  3.17%, 04/07/06 (a)                                      4,000           4,000
  3.22%, 04/11/06 (a)                                     26,105          26,105
HARRIS CNTY HEALTH FACILITY DEVELOPMENT CORP
RB (SCH Health Care) Series 1997B
  3.21%, 04/07/06 (a)(b)(c)(d)                            14,850          14,850
HARRIS CNTY HFA
M/F Housing RB (Dominion Square Apts) Series 2000
  3.29%, 04/07/06 (a)(b)                                   2,825           2,825
M/F Housing RB (Village At Cornerstone Apts)
  Series 2004
  3.23%, 04/07/06 (a)(b)                                   8,360           8,360
HAYS CONSOLIDATED INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             3,685           3,685
HOCKLEY IDA
Pollution Control RB (AMOCO) Series 1983
  3.20%, 09/01/06 (b)                                     52,000          51,931
HOUSTON
Airport System Subordinate Lien Refunding RB
  Series 2005A
  3.22%, 04/07/06 (a)(b)(c)                               51,800          51,800
Combined Utility System First Lien Refunding RB
  Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             7,300           7,300
Public Improvement Refunding Bonds Series 1998A
  3.21%, 04/07/06 (b)(c)(d)                               21,655          21,655
Water and Sewer System Jr Lien Refunding RB
  Series 2002A
  3.25%, 04/07/06 (a)(b)(c)(d)                             6,530           6,530
HOUSTON COMBINED UTILITY SYSTEM
First Lien Refunding RB Series 2004A
  3.21%, 04/07/06 (a)(b)(c)(d)                             5,350           5,350
First Lien Refunding RB Series 2005A
  3.64%, 04/07/06 (a)(b)(c)(d)                            15,250          15,250
HOUSTON HIGHER EDUCATION FINANCE CORP
Higher Education Refunding RB (Rice University)
  Series 2006A
  3.23%, 04/07/06 (b)(c)                                  15,000          15,000
HOUSTON ISD
Limited Tax School Building Bonds Series 2005
  3.20%, 04/07/06 (a)(b)(c)(d)                             5,730           5,730

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Limited Tax Schoolhouse and Refunding Bonds
  Series 2003
  3.50%, 04/07/06 (a)(b)(c)(d)                             5,290           5,290
HOUSTON PORT AUTH
Unlimited Tax Refunding Bonds Series 2005B
  3.21%, 04/07/06 (a)(b)(c)(d)                             3,770           3,770
JEWETT ECONOMIC DEVELOPMENT CORP
IDRB (Nucor Corp) Series 2003
  3.25%, 04/07/06 (b)                                      6,200           6,200
KATY INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2000A
  3.21%, 04/07/06 (a)(b)(c)(d)                            10,145          10,145
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract RB
  (Formosa Plastics Corp) Series 1990
  3.27%, 04/07/06 (a)(b)(d)(e)                            13,600          13,600
LEANDER INDEPENDENT SD
Unlimited Tax School Building and Refunding Bonds
  Series 2003
  3.22%, 04/07/06 (a)(b)(c)(d)                            10,000          10,000
LOWER COLORADO RIVER AUTH
Refunding RB Series 1999A
  3.21%, 04/07/06 (a)(b)(c)(d)                            10,770          10,770
MANSFIELD IDA
IDRB (Southern Champion Tray) Series 1999
  3.23%, 04/07/06 (a)(b)                                   1,600           1,600
MANSFIELD INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,355           6,355
MATAGORDA CNTY NAVIGATION DISTRICT NO.1
Refunding RB (Houston Lighting and Power Co)
  3.26%, 04/07/06 (a)(b)(c)(d)                            19,385          19,385
MIDLAND COLLEGE DISTRICT
GO Bonds Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             5,540           5,540
MIDLOTHIAN INDEPENDENT SD
Unlimited Tax School Building and Refunding Bonds
  Series 2004
  3.23%, 04/07/06 (a)(b)(c)(d)                             8,840           8,840
NORTH EAST INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             3,500           3,500
NORTH TEXAS HIGHER EDUCATION AUTH
Student Loan RB Series 1998
  3.22%, 04/07/06 (a)(b)                                   9,000           9,000
Student Loan RB Series 2005A
  3.22%, 04/07/06 (a)(b)(c)                               20,600          20,600
Student Loan RB Series 2005C
  3.22%, 04/07/06 (a)(b)                                  50,000          50,000
NORTH TEXAS TOLLWAY AUTH
Dallas North Tollway System RB Series 2005A
  3.20%, 04/07/06 (a)(b)(c)(d)                             2,600           2,600
PANHANDLE PLAINS HIGHER EDUCATION AUTH
Student Loan RB Series 1991A
  3.22%, 04/07/06 (a)(b)(c)                               32,400          32,400
Student Loan RB Series 1992A
  3.22%, 04/07/06 (a)(b)(c)                               19,100          19,100
Student Loan RB Series 1993A
  3.22%, 04/07/06 (a)(b)(c)                               21,700          21,700
PORT ARTHUR INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2005
  3.22%, 04/07/06 (a)(b)(c)(d)                            23,395          23,395
SAN ANTONIO
Airport System Revenue Improvement Bonds
  Series 2002
  3.25%, 04/07/06 (a)(b)(c)(d)                             9,240           9,240
Water System Refunding RB Series 2005
  3.21%, 04/07/06 (a)(b)(c)                               12,335          12,335
SAN ANTONIO EMPOWERMENT ZONE DEVELOPMENT CORP
Contract RB (Drury Southwest Hotel) Series 2005
  3.23%, 04/07/06 (a)(b)                                  10,450          10,450
SAN ANTONIO IDA
IDRB (Gruma Corp) Series 1994
  3.28%, 04/07/06 (a)(b)                                   4,095           4,095
SPRING INDEPENDENT SD
Unlimited Tax Schoolhouse Bonds Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                             5,970           5,970

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
TEXAS
GO Bonds (Veterans' Housing Assistance Program-
  Fund II) Series 2002A2
  3.22%, 04/07/06 (b)(c)(d)                                6,000           6,000
GO Bonds (Veterans' Housing Assistance Program-
  Fund II) Series 2005A
  3.24%, 04/07/06 (b)(c)                                  16,500          16,500
GO Refunding Bonds (College Student Loan)
  Series 2003
  2.85%, 07/01/06 (b)(c)                                  30,630          30,630
TRAN Series 2005
  3.00%, 08/31/06                                         25,000          25,133
  3.01%, 08/31/06                                        100,000         100,533
  3.20%, 08/31/06                                         86,200          86,659
  3.22%, 08/31/06                                         20,700          20,810
  3.25%, 08/31/06                                         44,600          44,838
  3.30%, 08/31/06                                            835             839
  3.36%, 08/31/06                                         20,055          20,163
TEXAS A&M BOARD OF REGENTS
Permanent University Fund Bonds Series 2004B
  3.20%, 04/07/06 (b)(c)(d)                                6,500           6,500
TEXAS A&M UNIVERSITY
Permanent University Fund Bonds Series 1998
  3.21%, 04/07/06 (b)(c)(d)                               28,445          28,445
TEXAS DEPT OF HOUSING AND COMMUNITY AFFAIRS
M/F Housing RB (Atascocita Pines Apts)
  Series 2005
  3.26%, 04/07/06 (a)(b)                                  11,900          11,900
M/F Housing RB (Bristol Apts) Series 2004
  3.23%, 04/07/06 (a)(b)                                   8,625           8,625
M/F Housing RB (Canal Place Apts) Series 2005A
  3.27%, 04/07/06 (a)(b)                                  15,000          15,000
M/F Housing RB (Creek Point Apts) Series 2000
  3.24%, 04/07/06 (a)(b)                                   6,685           6,685
M/F Housing RB (Lafayette Village Apts)
  Series 2005
  3.26%, 04/07/06 (a)(b)                                   7,100           7,100
M/F Housing RB (Montgomery Pines Apts)
Series 2004
  3.23%, 04/07/06 (a)(b)                                  12,300          12,300
M/F Housing RB (Pinnacle Apts) Series 2004
  3.23%, 04/07/06 (a)(b)                                   7,000           7,000
M/F Housing RB (Tower Ridge Apts) Series 2005
  3.28%, 04/07/06 (a)(b)                                  15,000          15,000
Residential Mortgage RB Series 1998A
  3.32%, 04/07/06 (b)(c)(d)                               14,950          14,950
Residential Mortgage Refunding RB Series 2003A
  3.25%, 04/07/06 (b)(c)(d)                               10,000          10,000
S/F Mortgage RB Series 2002 A&B
  3.25%, 04/07/06 (a)(b)(c)(d)                             4,115           4,115
S/F Mortgage RB Series 2004D
  3.23%, 04/07/06 (a)(b)(c)                               23,400          23,400
TEXAS DEPT OF TRANSPORTATION
State Highway Fund Revenue CP Notes Series A
  3.20%, 05/08/06 (a)                                     20,000          20,000
TEXAS MUNICIPAL GAS CORP
Sr Lien Gas Reserve RB Series 1998
  3.18%, 04/07/06 (a)(b)(c)                                1,885           1,885
TEXAS STATE AFFORDABLE HOUSING CORP
S/F Mortgage RB (Professional Educators
  Home Loan Program) Series 2006A
  3.29%, 04/07/06 (b)(c)(d)                               17,784          17,784
TEXAS TRANSPORTATION COMMISSION
Mobility Fund Bonds Series 2005A
  3.02%, 04/07/06 (b)(c)(d)                               50,000          50,000
  3.21%, 04/07/06 (b)(c)(d)                                4,700           4,700
  3.42%, 04/07/06 (b)(c)(d)                                4,180           4,180
  3.50%, 04/07/06 (b)(c)(d)                                5,995           5,995
TRINITY RIVER AUTH
Improvement and Refunding RB Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                            10,780          10,780
Solid Waste Disposal RB
  (Community Waste Disposal) Series 1999
  3.25%, 04/07/06 (a)(b)                                   3,410           3,410
UNIVERSITY OF TEXAS
Permanent University Fund Flexible Rate Notes
  Series A
  3.34%, 05/23/06                                         25,000          25,000
                                                                     -----------
                                                                       1,707,967

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

UTAH 0.9%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply Refunding RB Series 1996C
  3.20%, 04/07/06 (a)(b)(c)(d)                            15,330          15,330
Power Supply Refunding RB Series 1998A
  2.70%, 06/08/06 (a)(b)(c)(d)                             9,995           9,995
SALT LAKE CITY
Hospital RB (IHC Health Services) Series 2001
  3.21%, 04/07/06 (a)(b)(c)(d)                            26,730          26,730
UNIVERSITY OF UTAH
Refunding RB (Auxiliary and Campus Facilities)
  Series 1998A
  3.21%, 04/07/06 (a)(b)(c)(d)                            30,060          30,060
Student Loan RB Series 1993A
  3.22%, 04/07/06 (a)(b)                                   5,000           5,000
UTAH BUILDING OWNERSHIP AUTH
Lease Refunding RB Series 1998C
  3.21%, 04/07/06 (a)(b)(c)(d)                             9,695           9,695
UTAH STATE BOARD OF REGENTS
Student Loan RB Series 2005W
  3.22%, 04/07/06 (a)(b)(c)                               25,280          25,280
                                                                     -----------
                                                                         122,090
VERMONT 0.1%
--------------------------------------------------------------------------------
VERMONT ECONOMIC DEVELOPMENT AUTH
IDRB (Agri-Mark) Series 1999A
  3.38%, 04/07/06 (a)(b)                                  17,000          17,000
IDRB (Agri-Mark) Series 1999B
  3.38%, 04/07/06 (a)(b)                                   1,000           1,000
                                                                     -----------
                                                                          18,000
VIRGINIA 0.4%
--------------------------------------------------------------------------------
ARLINGTON CNTY IDA
M/F Housing RB (Gates of Ballston Apts)
  Series 2005
  3.25%, 04/07/06 (a)(b)                                  14,500          14,500
KING GEORGE CNTY
Solid Waste Disposal Facility RB (Garnet)
  Series 1996
  3.23%, 04/07/06 (a)(b)                                   3,700           3,700
MONTGOMERY CNTY IDA
RB (Virginia Tech Foundation) Series 2001B
  3.27%, 04/07/06 (a)(b)                                     695             695
NEWPORT NEWS IDA
RB (CNU Warwick Student Apts) Series 2004
  3.18%, 04/07/06 (a)(b)                                   4,300           4,300
NORFOLK
Parking System Refunding RB Series 2000B
  3.21%, 04/07/06 (a)(b)(c)(d)                             9,450           9,450
NORFOLK REDEVELOPMENT AND HOUSING AUTH
RB (E2F Student Housing I) Series 2005
  3.18%, 04/07/06 (a)(b)                                   7,000           7,000
PORTSMOUTH REDEVELOPMENT AND HOUSING AUTH
M/F Housing RB (Churchland North Apts)
  Series 1999
  3.23%, 04/07/06 (a)(b)                                   6,395           6,395
VIRGINIA BEACH DEVELOPMENT AUTH
M/F Residential Rental Housing RB
  (Silver Hill at Thalia) Series 1999
  3.23%, 04/07/06 (a)(b)                                   4,100           4,100
VIRGINIA PORT AUTH
RB (2002 Resolution) Series 2005A
  3.24%, 04/07/06 (a)(b)(c)(d)                             2,645           2,645
                                                                     -----------
                                                                          52,785
WASHINGTON 4.3%
--------------------------------------------------------------------------------
CENTRAL PUGET SOUND REGIONAL TRANSIT AUTH
Sales Tax RB Series 2005A
  3.45%, 07/06/06 (a)(b)(c)(d)                             7,975           7,975
DOUGLAS CNTY DEVELOPMENT CORP
RB (Executive Flight) Series 1998
  3.23%, 04/07/06 (a)(b)                                   6,100           6,100
ENERGY NORTHWEST
Refunding Electric RB (Columbia Generating
  Station No.3) Series 2001A
  3.21%, 04/07/06 (a)(b)(c)(d)                            29,700          29,700
Refunding Electric RB (Project No.1) Series 2002A
  3.21%, 04/07/06 (a)(b)(c)(d)                            35,605          35,605
Refunding Electric RB (Project No.3) Series 2003A
  3.21%, 04/07/06 (a)(b)(c)(d)                             8,690           8,690

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
EVERETT IDA
Exempt Facilities RB (Kimberly-Clark Corp)
  Series 2002
  3.25%, 04/07/06 (b)                                      3,200           3,200
RB (Partners Trust I/Synsor) Series 1996
  3.25%, 04/07/06 (a)(b)                                   3,100           3,100
KING CNTY RURAL LIBRARY DISTRICT
Unlimited Tax GO Bonds Series 2005
  3.21%, 04/07/06 (a)(b)(c)(d)                            11,605          11,605
OLYMPIA
Solid Waste RB (LeMay Enterprises) Series 1999
  3.25%, 04/07/06 (a)(b)                                   5,075           5,075
PIERCE CNTY
IDRB (McFarland Cascade) Series 1996
  3.29%, 04/07/06 (a)(b)                                   3,945           3,945
Unlimited Tax GO Bonds Series 2001
  3.21%, 04/07/06 (a)(b)(c)(d)                            43,655          43,655
PIERCE CNTY ECONOMIC DEVELOPMENT CORP
RB (Flex-A-Lite Consolidated) Series 1996
  3.25%, 04/07/06 (a)(b)                                   2,100           2,100
RB (K&M Holdings II) Series 1997
  3.35%, 04/07/06 (a)(b)                                   1,300           1,300
Solid Waste RB (LeMay Enterprises) Series 1999
  3.25%, 04/07/06 (a)(b)                                   1,645           1,645
PORT OF CENTRALIA IDA
Solid Waste RB (LeMay Enterprises) Series 1999
  3.25%, 04/07/06 (a)(b)                                   1,035           1,035
PORT OF MOSES LAKE PUBLIC CORP
RB (National Frozen Foods Corp) Series 1997
  3.20%, 04/05/06 (a)(b)                                   2,000           2,000
PORT OF SEATTLE
RB Series 2001B
  3.25%, 04/07/06 (a)(b)(c)(d)                             4,430           4,430
RB Series 2003A
  3.20%, 04/07/06 (a)(b)(c)(d)                             1,000           1,000
Special Facility RB (Terminal 18) Series 1999B
  3.26%, 04/07/06 (a)(b)(c)(d)                            49,795          49,795
Subordinate Lien RB Series 1999B
  3.25%, 04/07/06 (a)(b)(c)(d)                             2,875           2,875
Subordinate Lien RB Series 2005
  3.22%, 04/07/06 (a)(b)                                   8,500           8,500
PORT OF TACOMA
RB Series 2005
  3.24%, 04/07/06 (a)(b)(c)(d)                             6,290           6,290
SEATTLE
Drainage and Wastewater Refunding RB Series 2002
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,875           6,875
SEATTLE HOUSING AUTH
RB (Casa Pacifica Apts) Series 1997
  3.25%, 04/07/06 (a)(b)                                   2,900           2,900
RB (CHHIP and HRG) Series 1996
  3.25%, 04/07/06 (a)(b)                                   3,335           3,335
SNOHOMISH CNTY PUBLIC UTILITY DISTRICT NO.1
Electric System Refunding RB Series 2005A
  3.21%, 04/07/06 (a)(b)(c)(d)                             7,440           7,440
TACOMA HOUSING AUTH
RB (Crown Assisted Living) Series 1998
  3.25%, 04/07/06 (a)(b)                                   3,035           3,035
WASHINGTON
GO Bonds Series 1998C
  3.20%, 04/07/06 (b)(c)(d)                               12,150          12,150
GO Bonds Series 2000B
  3.21%, 04/07/06 (b)(c)(d)                               13,380          13,380
GO Bonds Series 2003A
  3.23%, 04/07/06 (a)(b)(c)(d)                             5,170           5,170
Motor Vehicle Fuel Tax GO Bonds Series 2006B
  3.21%, 04/07/06 (a)(b)(c)(d)                             2,500           2,500
Unlimited GO Bonds Series B
  3.21%, 04/07/06 (a)(b)(c)(d)                            30,485          30,485
Various Purpose GO Bonds Series 2005D
  3.21%, 04/07/06 (a)(b)(c)(d)                             9,425           9,425
  3.46%, 06/15/06 (a)(b)(c)(d)                            11,960          11,960
Various Purpose GO Bonds Series 2006D
  3.20%, 04/07/06 (a)(b)(c)                                8,660           8,660
  3.21%, 04/07/06 (a)(b)(c)(d)                            11,380          11,380
WASHINGTON ECONOMIC DEVELOPMENT FINANCE AUTH
IDRB (Tonkin Building Associates) Series 1997A
  3.29%, 04/07/06 (a)(b)                                   1,000           1,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Lease RB (Washington Biomedical Research
  Properties II) Series 2005E
  3.23%, 04/07/06 (a)(b)(c)(d)                            14,620          14,620
RB (Hunter Douglas) Series 1997A
  3.23%, 04/07/06 (a)(b)                                   3,500           3,500
Solid Waste Disposal RB (Cedar Grove Composting)
  Series 2004B
  3.25%, 04/07/06 (a)(b)                                   5,600           5,600
Solid Waste Disposal RB (Lemay Enterprises)
  Series 2005B
  3.25%, 04/07/06 (a)(b)                                   5,670           5,670
Solid Waste Disposal RB (Waste Management)
  Series 2000C
  3.26%, 04/07/06 (a)(b)                                   5,500           5,500
Solid Waste Disposal RB (Waste Management)
  Series 2000H
  3.26%, 04/07/06 (a)(b)                                   6,825           6,825
Solid Waste Disposal RB (Waste Management)
  Series 2000I
  3.23%, 04/07/06 (a)(b)                                  10,240          10,240
  3.26%, 04/07/06 (a)(b)                                   7,235           7,235
Solid Waste Disposal RB (Waste Management)
  Series 2005D
  3.23%, 04/07/06 (a)(b)                                   9,000           9,000
WASHINGTON HEALTH CARE FACILITIES AUTH
RB (Yakima Valley Farm Workers Clinic)
  Series 1997
  3.20%, 04/07/06 (a)(b)                                   3,000           3,000
WASHINGTON HOUSING FINANCE COMMISSION
M/F Housing RB (Anchor Village Apts) Series 1997
  3.23%, 04/07/06 (a)(b)                                  10,750          10,750
M/F Housing RB (Brittany Park Phase II)
  Series 1998A
  3.23%, 04/07/06 (a)(b)                                   3,480           3,480
M/F Housing RB (Brittany Park) Series 1996A
  3.23%, 04/07/06 (a)(b)                                   8,930           8,930
M/F Housing RB (Fairwinds Redmond) Series 2005A
  3.26%, 04/07/06 (a)(b)                                   7,500           7,500
M/F Housing RB (Highlander Apts) Series 2004A
  3.23%, 04/07/06 (a)(b)                                   7,000           7,000
M/F Housing RB (Lakewood Meadows Apts)
  Series 2000A
  3.24%, 04/07/06 (a)(b)                                   3,140           3,140
M/F Housing RB (Merrill Gardens at Queen Anne)
  Series 2004A
  3.26%, 04/07/06 (a)(b)                                  11,000          11,000
M/F Housing RB (Merrill Gardens) Series 1997A
  3.23%, 04/07/06 (a)(b)                                   6,125           6,125
M/F Housing RB (Rainier Court Apts) Series 2003A
  3.23%, 04/07/06 (a)(b)                                  12,750          12,750
M/F Housing RB (Rosecreek Apts) Series 1998A
  3.26%, 04/07/06 (a)(b)                                   3,570           3,570
M/F Housing RB (Silver Creek Apts) Series 2004
  3.23%, 04/07/06 (a)(b)                                   4,100           4,100
M/F Housing RB (Vintage at Burien) Series 2004A
  3.23%, 04/07/06 (a)(b)                                   6,570           6,570
M/F Housing RB (Woodrose Apts) Series 1999A
  3.23%, 04/07/06 (a)(b)                                   6,750           6,750
M/F Mortgage RB (Canyon Lakes) Series 1993
  3.25%, 04/07/06 (a)(b)                                   4,215           4,215
M/F Mortgage RB (Lake Washington Apts)
  Series 1996
  3.25%, 04/07/06 (a)(b)                                   7,850           7,850
M/F Mortgage RB (Meridian Court Apts) Series 1996
  3.24%, 04/07/06 (a)(b)                                   6,700           6,700
M/F RB (Cedar Ridge Retirement) Series 2005A
  3.26%, 04/03/06 (a)(b)                                   5,030           5,030
Non-Profit Refunding RB (Horizon House)
  Series 2005
  3.20%, 04/03/06 (a)(b)                                  11,725          11,725
YAKIMA CNTY PUBLIC CORP
IDRB (Cowiche Growers) Series 1998
  3.23%, 04/07/06 (a)(b)                                   2,500           2,500
RB (Michelsen Packaging) Series 1996
  3.25%, 04/05/06 (a)(b)                                     600             600
                                                                     -----------
                                                                         570,790

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

WEST VIRGINIA 0.5%
--------------------------------------------------------------------------------
BRAXTON CNTY
Solid Waste Disposal Refunding
  RB(Weyerhouser Co) Series 1998
  3.27%, 04/07/06 (a)(b)(c)                               16,275          16,275
MARION CNTY
Solid Waste Disposal Facility
  RB(Grant Town Cogeneration) Series 1990B
  3.24%, 04/07/06 (a)(b)                                  18,525          18,525
Solid Waste Disposal Facility
  RB(Grant Town Cogeneration) Series 1990C
  3.24%, 04/07/06 (a)(b)                                  15,900          15,900
Solid Waste Disposal Facility
  RB(Grant Town Cogeneration) Series 1990D
  3.24%, 04/07/06 (a)(b)                                   3,000           3,000
WEST VIRGINIA HOUSING DEVELOPMENT FUND
Housing Finance Bonds Series 2001D
  3.21%, 04/07/06 (b)(c)(d)                               15,030          15,030
                                                                     -----------
                                                                          68,730
WISCONSIN 1.0%
--------------------------------------------------------------------------------
COLBURN IDA
IDRB (Heartland Farms) Series 1994
  3.39%, 04/07/06 (a)(b)                                   5,100           5,100
KENOSHA
IDRB (Asyst Technologies) Series 1997
  3.26%, 04/07/06 (a)(b)                                   5,000           5,000
KIMBERLY AREA SD
GO Refunding Bonds
  3.21%, 04/07/06 (a)(b)(c)(d)                             6,040           6,040
MILWAUKEE CNTY
Airport RB Series 2000A
  3.25%, 04/07/06 (a)(b)(c)(d)                            18,470          18,470
SOUTHEAST WISCONSIN
PROFESSIONAL BASEBALL PARK DISTRICT
Sales Tax Refunding Bonds Series 1998
  3.21%, 04/07/06 (a)(b)(c)(d)                             5,000           5,000
WISCONSIN
GO Bonds Series 2006A
  3.21%, 04/07/06 (a)(b)(c)                                6,700           6,700
GO Refunding Bonds Series 2005-1
  3.21%, 04/07/06 (a)(b)(c)(d)                             4,580           4,580
WISCONSIN HOUSING AND ECONOMIC DEVELOPMENT AUTH-
1987 HOMEOWNERSHIP RESOLUTION
Business Development RB (Ultratec) Series 1995-7
  3.39%, 04/07/06 (a)(b)                                   2,050           2,050
Homeownership RB Series 2002C
  3.19%, 04/07/06 (b)(c)                                   3,040           3,040
Homeownership RB Series 2002D
  3.22%, 04/07/06 (b)(c)                                      45              45
Homeownership RB Series 2003B
  3.22%, 04/07/06 (b)(c)                                  13,000          13,000
Housing RB Series 2002B
  3.20%, 04/07/06 (a)(b)(c)(d)                            13,495          13,495
S/F Draw Down RB Series 2003-1
  3.26%, 04/07/06 (a)(b)(c)(d)                            15,720          15,720
WISCONSIN HOUSING AND ECONOMIC DEVELOPMENT AUTH-
1988 HOMEOWNERSHIP RESOLUTION
Homeownership RB Series 2003A
  3.25%, 04/07/06 (b)(c)(d)                                3,145           3,145
Homeownership RB Series 2005C
  3.22%, 04/07/06 (b)(c)                                  38,400          38,400
  3.25%, 04/07/06 (b)(c)(d)                                4,815           4,815
RB Series 2004D
  3.26%, 04/07/06 (b)(c)(d)                                2,940           2,940
WISCONSIN RAPIDS
IDRB (Thiele Kaolin) Series 1998
  3.23%, 04/07/06 (a)(b)                                   4,500           4,500
                                                                     -----------
                                                                         152,040
WYOMING 0.5%
--------------------------------------------------------------------------------
LINCOLN CNTY
Pollution Control RB (Exxon) Series 1987A
  3.19%, 04/03/06 (b)                                      9,100           9,100
Pollution Control RB (Exxon) Series 1987B
  3.19%, 04/03/06 (b)                                      8,050           8,050
Pollution Control RB (Exxon) Series 1987C
  3.19%, 04/03/06 (b)                                      6,700           6,700

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
WYOMING
Education Fund TRAN Series 2005A
  2.63%, 06/28/06                                         45,000          45,141
                                                                     -----------
                                                                          68,991

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $12,920,216.

ISSUER
RATE, ACQUISITION DATE,                              FACE AMOUNT      COST/VALUE
MATURITY DATE                                        ($ X 1,000)     ($ X 1,000)

At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALLEGHENY COUNTY HOSPITAL
DEVELOPMENT AUTHORITY
  RB (University of Pittsburgh Medical Center)
  Series 2005B
  3.29%, 11/17/05, 04/15/07                               13,000          13,000
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract RB
  (Formosa Plastics Corp) Series 1990
  3.27%, 01/06/99, 04/07/06                               13,600          13,600

(a) Credit-enhanced security.

(b) Variable-rate security.

(c) Liquidity-enhanced security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,775,732 or 28.3% of net assets.

(e) Illiquid and/or restricted security.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
 IDB - Industrial Development Board
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond
 TAN - Tax anticipation note
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                  COST                  VALUE
HOLDINGS BY CATEGORY                           ($ X 1,000)           ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  MUNICIPAL SECURITIES                       491,832               491,832
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                          491,832               491,832

  1.0%  OTHER ASSETS AND
        LIABILITIES                                                        4,961
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       496,793

ISSUER                                         FACE AMOUNT              VALUE
RATE, MATURITY DATE                            ($ X 1,000)           ($ X 1,000)
MUNICIPAL SECURITIES 99.0% of net assets

NEW JERSEY 87.6%
--------------------------------------------------------------------------------
BERGEN CNTY IMPROVEMENT AUTH
Sr Special Purpose Limited Obligation RB
   (Encap Golf Holdings LLC) Series 2005B
   3.18%, 04/07/06 (a)(b)                           11,200                11,200
DELAWARE RIVER PORT AUTH
RB Series 1999
   3.20%, 04/07/06 (a)(b)(c)(d)                      2,000                 2,000
ESSEX CNTY IMPROVEMENT AUTH
GO Guaranteed Lease RB (Cnty
   Correctional Facility) Series 2000
   3.20%, 04/07/06 (a)(b)(c)(d)                      3,000                 3,000
GARDEN STATE PRESERVATION TRUST
Open Space and Farmland Preservation
   Bonds Series 2003A
   3.19%, 04/07/06 (a)(b)(c)(d)                      1,500                 1,500
Open Space and Farmland Preservation
   Bonds Series 2005A
   3.21%, 04/07/06 (a)(b)(d)                         6,460                 6,460
GLOUCESTER CNTY
Pollution Control Refunding RB (Exxon
   Mobil) Series 2003
   2.85%, 04/03/06 (b)                               2,950                 2,950
HOPATCONG
BAN
   2.95%, 08/11/06                                   9,000                 9,033
NEW JERSEY
TRAN Series Fiscal 2006A
   2.78%, 06/23/06                                  10,000                10,000
   2.80%, 06/23/06                                   5,000                 5,000
   3.23%, 06/23/06                                  21,910                21,910
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
Exempt Facility RB (Chambers
   Co-Generation)
   3.35%, 04/05/06 (a)                               6,100                 6,100
   3.34%, 04/06/06 (a)                               6,000                 6,000
Exempt Facility RB (Keystone)
   3.21%, 04/03/06 (a)                              10,000                10,000
   3.19%, 04/06/06 (a)                               5,000                 5,000
First Mortgage Refunding RB (Winchester
   Gardens at Homestead) Series 2004B
   3.17%, 04/07/06 (a)(b)                            4,000                 4,000
Gas Facilities Refunding RB (NUI Corp)
   Series 1997A
   3.23%, 04/06/06 (a)(b)(c)(d)                      3,260                 3,260
Motor Vehicle Surcharge RB Series 2004A
   3.20%, 04/07/06 (a)(b)(c)(d)                      2,580                 2,580
   3.21%, 04/07/06 (a)(b)(c)(d)                      3,880                 3,880
Natural Gas Facilities Refunding RB (Nui
   Corp) Series 1997A
   3.23%, 04/07/06 (a)(b)(c)(d)                      1,525                 1,525
RB (Baptist Home Society of New Jersey)
   Series 2003
   3.37%, 04/07/06 (a)(b)                            3,520                 3,520

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                         FACE AMOUNT              VALUE
RATE, MATURITY DATE                            ($ X 1,000)           ($ X 1,000)
RB (G&W Laboratories) Series 2003
   3.24%, 04/07/06 (a)(b)                            5,050                 5,050
RB (Geriatric Services Housing Corp)
   Series 2001
   3.15%, 04/07/06 (a)(b)                            1,500                 1,500
RB (Hamilton Industrial Development)
   Series 1998
   3.24%, 04/07/06 (a)(b)                            5,370                 5,370
RB (Meridian Assisted Living at
   Shrewsbury) Series 2004
   3.21%, 04/07/06 (a)(b)                            5,250                 5,250
RB (Omni Baking Co) Series 2001
   3.20%, 04/07/06 (a)(b)                            3,000                 3,000
RB (Princeton Day School, Inc)
   Series 2005
   3.16%, 04/07/06 (a)(b)                            5,000                 5,000
RB (St James Preparatory School and St
   James Social Service Corp)
   Series 1998
   3.19%, 04/07/06 (a)(b)                            4,220                 4,220
RB (Stone Brothers Secaucus) Series 2001
   3.22%, 04/07/06 (a)(b)                            1,650                 1,650
Refunding RB (Crane's Mill) Series 2005B
   3.18%, 04/07/06 (a)(b)                            6,125                 6,125
Refunding RB (Station Plaza Park and
   Ride) Series 2003
   3.24%, 04/07/06 (a)(b)                            2,945                 2,945
School Facilities Construction RB Series
   2005K
   3.20%, 04/07/06 (a)(b)(c)(d)                      3,065                 3,065
School Facilities Construction Refunding
   Bonds Series 2005N
   3.20%, 04/07/06 (a)(b)(c)(d)                      3,030                 3,030
Special Facility RB (Port Newark
   Container Terminal) Series 2003
   3.21%, 04/07/06 (a)(b)                            1,500                 1,500
Thermal Energy Facilities RB (Marina
   Energy LLC) Series 2006A
   3.18%, 04/07/06 (a)(b)                            2,000                 2,000
Thermal Energy Facilities RB (Thermal
   Energy Limited Partnership I) Series
   1997
   3.21%, 04/07/06 (a)(b)                            9,000                 9,000
NEW JERSEY EDUCATIONAL FACILITIES AUTH
RB (Higher Education Capital Improvement
   Fund) Series 2002A
   3.20%, 04/07/06 (a)(b)(c)(d)                      8,610                 8,610
NEW JERSEY ENVIRONMENTAL INFRASTRUCTURE TRUST
RB (Bergen Cnty Improvement Auth-Encap
   Golf Holdings LLC) Series 2005
   3.20%, 04/07/06 (a)(b)                           16,600                16,600
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
RB (Jersey Shore Medical Center
   Obligated Group) Series 1994
   3.20%, 04/07/06 (a)(b)(c)(d)                      4,500                 4,500
RB (JFK Health Systems Obligated Group)
   Series 1993
   3.19%, 04/07/06 (a)(b)(c)(d)                      8,020                 8,020
RB (Somerset Medical Center) Series A
   3.21%, 04/07/06 (a)(b)(c)(d)                     14,115                14,115
RB Composite Program Series 2003A6
   3.17%, 04/07/06 (a)(b)                            3,445                 3,445
RB Composite Program Series 2004A3
   3.13%, 04/07/06 (a)(b)                            1,050                 1,050
Refunding RB (St Barnabas Health Care
   System) Series 1998B
   3.20%, 04/07/06 (a)(b)(c)(d)                      4,200                 4,200
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
Transportation System RB
   Series 1998A
   3.20%, 04/06/06 (b)(c)(d)                        11,495                11,495
Transportation System Bonds Series 2005B
   3.20%, 10/12/06 (a)(b)(c)(d)                      4,745                 4,745
Transportation System Bonds Series 2005D
   3.21%, 04/07/06 (a)(b)(c)(d)                     20,490                20,490
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
   3.18%, 04/07/06 (a)(b)(c)(d)                     11,200                11,200
   3.20%, 04/07/06 (a)(b)(c)(d)                     10,000                10,000
   3.20%, 04/07/06 (a)(b)(c)(d)                      8,665                 8,665
   3.21%, 04/07/06 (a)(b)(d)                         5,000                 5,000
RB Series C
   3.20%, 04/07/06 (a)(b)(c)(d)                      7,050                 7,050
Refunding RB Series 2004A
   3.20%, 04/07/06 (a)(b)(c)(d)                     11,495                11,495

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                         FACE AMOUNT              VALUE
RATE, MATURITY DATE                            ($ X 1,000)           ($ X 1,000)
Refunding RB Series 2005A
   3.20%, 04/07/06 (a)(b)(c)(d)                     14,465                14,465
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 127th Series
   3.22%, 04/07/06 (a)(b)(c)(d)                      8,480                 8,480
Consolidated Bonds 135th Series
   3.22%, 04/07/06 (b)(c)(d)                         4,000                 4,000
Consolidated Bonds 138th Series
   3.22%, 04/07/06 (b)(c)(d)                        10,000                10,000
   3.22%, 04/07/06 (a)(b)(c)(d)                      4,000                 4,000
Consolidated Bonds 140th Series
   3.20%, 04/07/06 (a)(b)(d)                         2,940                 2,940
Consolidated Bonds 141st Series
   3.23%, 04/07/06 (a)(b)(c)(d)                      4,990                 4,990
CP Series B
   3.15%, 04/05/06 (c)                              10,880                10,880
   3.34%, 06/08/06 (c)                               9,000                 9,000
Special Project Bonds (JFK International
   Air Terminal) Series 6
   3.25%, 04/07/06 (a)(b)(c)(d)                        800                   800
   3.22%, 04/07/06 (a)(b)(c)(d)                      4,895                 4,895
TECP Series A
   3.30%, 05/02/06 (c)                               3,000                 3,000
   3.33%, 05/03/06 (c)                               5,110                 5,110
   3.28%, 05/08/06 (c)                               3,000                 3,000
RAHWAY
BAN
   2.70%, 06/27/06                                   5,675                 5,688
UNION CNTY IMPROVEMENT AUTH
Mortgage RB (Cedar Glen Housing Corp)
   Series A
   3.20%, 04/07/06 (a)(b)                            9,500                 9,500
VERNON
BAN
   3.35%, 01/12/07                                   6,000                 6,041
                                                                     -----------
                                                                         435,092
PUERTO RICO 11.4%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds Series 2000
   3.16%, 04/07/06 (a)(b)(c)(d)                      4,700                 4,700
Public Improvement Bonds Series 2001 A
   3.18%, 04/07/06 (a)(b)(c)(d)                      9,500                 9,500
Public Improvement Refunding Bonds
   Series 2000
   3.17%, 04/07/06 (a)(b)(c)(d)                      1,435                 1,435
Public Improvement Refunding Bonds
   Series 2002A
   3.26%, 04/07/06 (a)(b)(c)(d)                        800                   800
TRAN Series 2006
   3.23%, 07/28/06 (a)                               5,000                 5,020
PUERTO RICO ELECTRIC POWER AUTH
RB Series HH
   3.16%, 04/07/06 (a)(b)(c)(d)                      1,900                 1,900
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
Highway Refunding RB Series BB
   3.18%, 04/07/06 (a)(b)(c)(d)                      1,000                 1,000
RB Series Y
   3.16%, 04/07/06 (a)(b)(c)(d)                      2,900                 2,900
Subordinated RB Series 2003
   3.16%, 04/07/06 (a)(b)(c)(d)                      3,200                 3,200
Transportation Refunding RB Series 2005L
   3.18%, 04/07/06 (a)(b)(c)(d)                      2,450                 2,450
Transportation Refunding RB Series L
   3.18%, 04/07/06 (a)(b)(d)                         5,000                 5,000
   3.18%, 04/07/06 (a)(b)(c)(d)                      3,000                 3,000
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 1998A
   3.22%, 04/07/06 (a)(b)(c)(d)                      7,400                 7,400
Homeownership Mortgage RB Series 2000A
   3.18%, 04/07/06 (a)(b)(c)(d)                      3,575                 3,575
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Tax Refunding RB Series 2005C
   3.18%, 04/07/06 (a)(b)(c)(d)                        960                   960
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities RB Series B
   3.40%, 06/15/06 (a)(b)(c)(d)                      3,900                 3,900
                                                                     -----------
                                                                          56,740

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $491,832.

(a) Credit-enhanced security.

(b) Variable rate security.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $277,765 or 55.9% of net assets.

(d) Liquidity-enhanced security.

 BAN - Bond anticipation note
  GO - General obligation
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.7%  MUNICIPAL
        SECURITIES                                      1,852,379      1,852,379
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                               1,852,379      1,852,379

  1.3%  OTHER ASSETS AND
        LIABILITIES                                                       24,523
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,876,902

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 98.7% OF NET ASSETS

NEW YORK 98.6%
--------------------------------------------------------------------------------
ALBANY IDA
IDRB (Newkirk Products) Series 1995A
   3.24%, 04/07/06 (a)(b)                                     800            800
Refunding IDRB (United Cerebral Palsy
   Association-Capital District) Series
   1997B
   3.19%, 04/07/06 (a)(b)                                   9,480          9,480
BINGHAMTON
Various Purpose BAN Series 2005
   2.92%, 09/22/06                                         15,000         15,074
BROOME CNTY IDA
Civic Facility RB (Elizabeth Church
   Manor Nursing Home) Series 2003
   3.18%, 04/07/06 (a)(b)                                   5,705          5,705
Civic Facility RB (Methodist Homes For
   the Aging) Series 2003
   3.18%, 04/07/06 (a)(b)                                   4,820          4,820
CHAUTAUQUA CNTY
Civic Facility RB (Jamestown Center City
   Development Corp) Series 2000A
   3.21%, 04/07/06 (a)(b)                                  11,410         11,410
IDRB (Grafco Industries) Series 2002
   3.22%, 04/07/06 (a)(b)                                   5,395          5,395
CONNETQUOT CENTRAL SD
TAN Series 2005-2006
   2.83%, 06/30/06                                         15,000         15,041
HAUPPAUGE UNION FREE SD
TAN Series 2005-2006
   2.72%, 06/29/06                                          7,500          7,522
HERKIMER CNTY
Civic Facility RB (Templeton Foundation)
   Series 2000
   3.25%, 04/07/06 (a)(b)                                   1,695          1,695
HERRICKS UNION FREE SD
TAN Series 2005-2006
   2.80%, 06/29/06                                          3,400          3,409
LONG ISLAND POWER AUTH
Electric System General RB Series 2001A
   3.20%, 04/07/06 (a)(b)(c)(d)                             4,365          4,365
Electric System General RB Series 2006A
   3.21%, 04/07/06 (a)(b)(c)(d)                             9,400          9,400
Electric System RB Series 1998A
   3.20%, 04/07/06 (a)(b)(c)(d)                             1,900          1,900
MADISON CNTY IDA
Civic Facility RB (Colgate University)
   Series 2005A
   3.20%, 04/07/06 (a)(b)(c)(d)                            14,880         14,880
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds Series 1998A
   3.20%, 04/06/06 (a)(c)(d)                                9,440          9,440

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
Dedicated Tax Fund Bonds Series 1999A
   3.19%, 04/06/06 (a)(c)(d)                               10,800         10,800
Dedicated Tax Fund Bonds Series 2002A
   3.20%, 04/07/06 (a)(b)(c)(d)                            10,980         10,980
Dedicated Tax Fund Refunding Bonds
   Series 2005A
   3.18%, 04/07/06 (a)(b)(c)                                6,800          6,800
RB Series 2003B
   3.20%, 04/07/06 (a)(b)(c)(d)                             3,500          3,500
RB Series 2005B
   3.20%, 04/07/06 (a)(b)(c)(d)                            16,805         16,805
   3.43%, 06/15/06 (a)(b)(c)(d)                             8,310          8,310
Refunding RB Series 2002A
   3.19%, 04/07/06 (a)(b)(c)(d)                            22,000         22,000
Transportation RB Series 2005B
   3.20%, 04/07/06 (a)(b)(c)(d)                            21,385         21,385
Transportation Revenue BAN Series CP1A
   3.50%, 06/27/06 (b)                                     10,000         10,000
Transportation Revenue BAN Series CP1B
   3.50%, 07/07/06 (b)                                      8,000          8,000
MIDDLE COUNTRY CENTRAL SD
BAN Series 2005
   3.00%, 08/23/06                                          8,000          8,038
NASSAU CNTY
TAN Series 2005A
   3.24%, 10/31/06                                         25,000         25,177
NEW YORK CITY
GO Bonds Fiscal 2000 Series A
   3.20%, 04/07/06 (a)(b)(c)(d)                             3,395          3,395
GO Bonds Fiscal 2001 Series A
   3.20%, 04/07/06 (a)(b)(c)(d)                             7,385          7,385
GO Bonds Fiscal 2001 Series B
   3.19%, 04/07/06 (a)(b)(c)(d)                             3,460          3,460
GO Bonds Fiscal 2002 Series A
   3.20%, 04/07/06 (a)(b)(c)(d)                             9,750          9,750
GO Bonds Fiscal 2002 Series A-6
   3.16%, 04/07/06 (a)(b)(c)                                4,500          4,500
GO Bonds Fiscal 2002 Series G
   3.20%, 04/07/06 (a)(b)(c)(d)                            16,400         16,400
   3.29%, 08/01/06                                          9,165          9,215
GO Bonds Fiscal 2004 Series F
   3.54%, 04/07/06 (a)(b)(c)(d)                            75,000         75,000
GO Bonds Fiscal 2004 Series J
   3.43%, 02/01/07 (a)(b)(c)(d)                             9,160          9,160
GO Bonds Fiscal 2005 Series E
   3.19%, 04/07/06 (a)(b)(c)(d)                            21,095         21,095
GO Bonds Fiscal 2005 Series O
   3.20%, 04/07/06 (a)(b)(c)(d)                             4,855          4,855
GO Bonds Fiscal 2006 Series E-4
   3.16%, 04/07/06 (a)(b)                                   6,000          6,000
GO Bonds Fiscal 2006 Series G
   3.20%, 04/07/06 (a)(b)(c)(d)                             4,630          4,630
NEW YORK CITY HEALTH AND HOSPITALS CORP
Health System Bonds Series 1999A
   3.20%, 04/07/06 (a)(b)(c)(d)                             9,620          9,620
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F Mortgage RB (First Avenue) Series
   2002A
   3.19%, 04/07/06 (a)(b)                                  16,445         16,445
M/F Rental Housing RB (100 Jane St)
   Series 1998A
   3.19%, 04/07/06 (a)(b)                                   6,525          6,525
M/F Rental Housing RB (Atlantic Court
   Apts) Series 2005A
   3.19%, 04/07/06 (a)(b)                                  10,600         10,600
M/F Rental Housing RB (One Columbus
   Place) Series 1998A
   3.20%, 04/07/06 (a)(b)                                  38,700         38,700
M/F Rental Housing RB (Sierra)
   Series 2003A
   3.20%, 04/07/06 (a)(b)                                  18,585         18,585
M/F Rental Housing RB (The Nicole)
   Series 2005A
   3.19%, 04/07/06 (a)(b)                                  10,200         10,200
M/F Rental Housing RB (Tribeca Tower)
   Series 1997A
   3.18%, 04/07/06 (a)(b)                                   2,300          2,300
M/F Rental Housing RB (West End Towers)
   Series 2004A
   3.19%, 04/07/06 (a)(b)                                  20,000         20,000
NEW YORK CITY IDA
Liberty Bonds (7 World Trade Center)
   Series A
   3.21%, 04/07/06 (a)(b)(c)                                2,335          2,335
Refunding IDRB (Allway Tools)
   Series 1997
   3.22%, 04/07/06 (a)(b)                                   1,395          1,395
Special Facilities RB (American
   Airlines-JFK International Airport)
   Series 2002 A&B
   3.26%, 04/07/06 (a)(b)(c)(d)                            20,000         20,000
Special Facility RB (Terminal One Group
   Association) Series 2005
   3.26%, 04/07/06 (a)(b)(c)(d)                             4,820          4,820

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
Crossover Refunding Bonds Series 2002F
   3.20%, 04/06/06 (a)(c)(d)                                7,495          7,495
TECP Series 6
   3.33%, 05/15/06 (c)                                     15,000         15,000
Water and Sewer System RB Series 1993C
   3.16%, 04/07/06 (a)(b)(c)                                1,000          1,000
Water and Sewer System RB Series 1998B
   3.20%, 04/07/06 (a)(b)(c)(d)                             4,735          4,735
Water and Sewer System RB Series 2001D
   3.22%, 04/07/06 (a)(c)(d)                                4,995          4,995
Water and Sewer System RB Series 2002 &
   2003A
   3.20%, 04/07/06 (a)(c)(d)                                8,500          8,500
Water and Sewer System RB Series 2002G
   3.20%, 04/07/06 (a)(b)(c)(d)                             5,000          5,000
Water and Sewer System RB Series 2005C
   3.20%, 04/07/06 (a)(b)(c)(d)                             5,200          5,200
Water and Sewer System RB Series 2005D
   3.19%, 04/07/06 (a)(c)(d)                                5,965          5,965
   3.20%, 04/07/06 (a)(b)(c)(d)                             7,335          7,335
Water and Sewer System RB Series 2006D
   3.20%, 04/07/06 (a)(c)                                   6,325          6,325
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Future Tax Secured Bonds Fiscal 1999
   Series A
   3.20%, 04/07/06 (a)(c)(d)                                4,970          4,970
Future Tax Secured Bonds Fiscal 2000
   Series A
   3.20%, 04/07/06 (a)(b)(c)(d)                            15,720         15,720
Future Tax Secured Bonds Fiscal 2000
   Series C
   3.20%, 04/07/06 (a)(c)(d)                               14,545         14,545
Future Tax Secured Bonds Fiscal 2003
   Series E
   3.20%, 04/07/06 (a)(c)(d)                                2,055          2,055
Future Tax Secured Refunding Bonds
   Fiscal 2005 Series A
   3.21%, 04/07/06 (a)(c)(d)                               26,230         26,230
Future Tax Secured Refunding Bonds
   Fiscal 2005 Series A-1
   3.46%, 06/15/06 (a)(c)(d)                                8,620          8,620
Future Tax Secured Refunding
   Bonds Fiscal 2006 Series A-1
   3.20%, 04/07/06 (a)(c)                                   3,115          3,115
NEW YORK CONVENTION CENTER DEVELOPMENT CORP
RB (Hotel Unit Fee Secured) Series 2005
   3.20%, 04/07/06 (a)(b)(c)(d)                            18,000         18,000
   3.21%, 04/07/06 (a)(b)(c)(d)                             7,200          7,200
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs Headquarters) Series 2005
   3.19%, 04/07/06 (a)(c)                                   8,900          8,900
   3.24%, 04/07/06 (a)(c)(d)                                7,000          7,000
NEW YORK STATE
GO Bonds Series 2000A
   3.15%, 08/03/06 (a)(b)                                  30,570         30,570
NEW YORK STATE DORMITORY AUTH
Consolidated Fifth General Resolution RB
   (City University System) Series 2003A
   3.20%, 04/07/06 (a)(b)(c)(d)                             7,295          7,295
Facilities Improvement RB (Mental Health
   Services) Series 2005D-1
   3.20%, 04/07/06 (a)(b)(c)(d)                             3,425          3,425
Insured RB (Mt Sinai School of Medicine)
   Series 1994A
   3.20%, 04/07/06 (a)(b)(c)(d)                             2,900          2,900
Lease RB (Suny Dorm Facilities) Series
   2005A
   3.20%, 04/07/06 (a)(b)(c)(d)                             5,675          5,675
RB (Columbia University) Series 2006A
   3.19%, 04/07/06 (a)(c)(d)                               12,070         12,070
RB (New York Foundling Charitable Corp)
   Series 1997
   3.18%, 04/07/06 (a)(b)                                  12,300         12,300
RB (State University Educational
   Facilities) Series 2000B
   3.19%, 04/07/06 (a)(b)(c)(d)                            27,030         27,030
   3.20%, 04/07/06 (a)(b)(c)(d)                            12,375         12,375
State Personal Income Tax RB Series
   2005F
   3.19%, 04/07/06 (a)(c)(d)                               12,000         12,000
State Personal Income Tax Refunding RB
   (Education) Series 2005B
   3.20%, 04/07/06 (a)(b)(c)(d)                             6,840          6,840

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
State Personal Income Tax Refunding RB
   Series 2005B
   3.20%, 04/07/06 (a)(b)(c)(d)                             9,625          9,625
NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
Facilities RB Series 2004C-2
   3.27%, 04/07/06 (a)(b)                                   5,500          5,500
Gas Facilities RB (Brooklyn Union Gas)
   Series 1996
   3.19%, 04/07/06 (a)(b)(c)(d)                            14,125         14,125
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
State Clean and Drinking Water Revolving
   Funds RB Series 2002B
   3.20%, 04/07/06 (a)(c)(d)                               24,225         24,225
NEW YORK STATE HFA
Housing RB (Clinton Green North) Series
   2005A
   3.21%, 04/07/06 (a)(b)                                   2,000          2,000
Housing RB (Normandie Court II) Series
   1999A
   3.19%, 04/07/06 (a)(b)                                  14,000         14,000
Housing RB (Tribeca Landing) Series
   1997A
   3.18%, 04/07/06 (a)(b)                                   3,800          3,800
RB (101 West End Ave) Series 1998A
   3.20%, 04/07/06 (a)(b)                                  21,500         21,500
RB (101 West End Ave) Series 1999A
   3.20%, 04/07/06 (a)(b)                                  38,750         38,750
RB (150 E 44th St) Series 2000A
   3.20%, 04/07/06 (a)(b)                                  13,000         13,000
RB (250 W 50th St) Series 1997A
   3.18%, 04/07/06 (a)(b)                                   7,300          7,300
RB (250 W 93rd St) Series 2005A
   3.22%, 04/07/06 (a)(b)                                   7,500          7,500
RB (345 E 94th St) Series 1998A
   3.20%, 04/07/06 (a)(b)                                   4,700          4,700
RB (345 E 94th St) Series 1999A
   3.20%, 04/07/06 (a)(b)                                   8,900          8,900
RB (350 W 43rd St) Series 2002A
   3.19%, 04/07/06 (a)(b)                                  28,700         28,700
RB (70 Battery Place) Series 1997A
   3.19%, 04/07/06 (a)(b)                                  23,300         23,300
RB (Avalon Chrystie Place I) Series
   2004A
   3.21%, 04/07/06 (a)(b)                                  40,300         40,300
RB (Clinton Green South) Series 2005A
   3.21%, 04/07/06 (a)(b)                                  15,000         15,000
RB (Ocean Park Apts) Series 2005A
   3.20%, 04/07/06 (a)(b)                                   3,000          3,000
RB (Sea Park East) Series 2004A
   3.22%, 04/07/06 (a)(b)                                  18,200         18,200
RB (Sea Park West) Series 2004A
   3.22%, 04/07/06 (a)(b)                                   7,600          7,600
RB (The Helena) Series 2003A
   3.18%, 04/07/06 (a)(b)                                  20,000         20,000
RB (The Helena) Series 2004A
   3.18%, 04/07/06 (a)(b)                                  10,000         10,000
RB (Tribeca Park) Series 1997A
   3.18%, 04/07/06 (a)(b)                                   7,000          7,000
RB (Union Square South) Series 1996A
   3.18%, 04/07/06 (a)(b)                                  16,800         16,800
RB (W 20th St) Series 2001A
   3.19%, 04/07/06 (a)(b)                                  20,800         20,800
RB (W 33rd St) Series 2003A
   3.19%, 04/07/06 (a)(b)                                   8,200          8,200
NEW YORK STATE LOCAL ASSISTANCE CORP
Refunding RB Series 1993C
   3.20%, 04/07/06 (a)(b)(c)(d)                             9,900          9,900
Refunding RB Series 1997B
   3.20%, 04/06/06 (a)(b)(c)(d)                            20,965         20,965
NEW YORK STATE MORTGAGE AGENCY
Homeowner Mortgage RB Series 129
   3.20%, 04/07/06 (a)(c)                                   1,000          1,000
Homeowner Mortgage RB Series 65
   3.22%, 04/07/06 (a)(c)(d)                                3,780          3,780
Homeowner Mortgage RB Series 77A
   3.20%, 04/06/06 (a)(c)(d)                               35,495         35,495
Homeowner Mortgage RB Series 79
   3.20%, 04/07/06 (a)(c)(d)                               14,995         14,995
Homeowner Mortgage RB Series 87
   3.20%, 04/07/06 (a)(c)(d)                                5,425          5,425
NEW YORK STATE POWER AUTH
CP Series 1
   3.14%, 04/06/06 (c)                                     25,000         25,000
   3.20%, 04/05/06 (c)                                      7,489          7,489
CP Series 2
   3.10%, 04/05/06 (c)                                     45,870         45,870
Tender Notes Series 1985
   3.35%, 09/01/06 (a)(c)                                  15,930         15,930

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
NEW YORK STATE THRUWAY AUTH
General RB Series 2005F
   3.45%, 07/06/06 (a)(b)(c)(d)                             6,975          6,975
General RB Series F
   3.20%, 04/07/06 (a)(b)(c)(d)                            10,545         10,545
General RB Series G
   3.19%, 04/07/06 (a)(b)(c)(d)                            20,870         20,870
General Refunding RB Series E
   3.19%, 04/07/06 (a)(c)(d)                                6,995          6,995
NEW YORK STATE THRUWAY AUTH-HWY & BRIDGE TRUST FUND
Bonds Series 2005B
   3.20%, 04/07/06 (a)(b)(c)(d)                            25,045         25,045
   3.21%, 04/07/06 (a)(b)(c)(d)                             6,745          6,745
NEW YORK STATE TOBACCO SETTLEMENT FINANCING CORP
Asset-Backed RB (State Contingency
   Contract) Series 2003A-1C
   3.20%, 04/07/06 (a)(b)(c)(d)                            15,900         15,900
NEW YORK STATE URBAN DEVELOPMENT CORP
State Personal Income Tax RB (State
   Facilities and Equipment) Series
   2004A-2
   3.20%, 04/07/06 (a)(b)(c)(d)                             4,280          4,280
NORTH SYRACUSE CENTRAL SD
BAN Series 2005
   2.72%, 06/23/06                                          6,331          6,345
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 127th Series
   3.22%, 04/07/06 (a)(b)(c)(d)                             3,000          3,000
Consolidated Bonds 135th Series
   3.22%, 04/07/06 (a)(c)(d)                               16,000         16,000
Consolidated Bonds 138th Series
   3.22%, 04/07/06 (a)(b)(c)(d)                             1,000          1,000
Consolidated Bonds 140th Series
   3.19%, 04/07/06 (a)(b)(c)(d)                             7,455          7,455
Consolidated Bonds 141st Series
   3.23%, 04/07/06 (a)(b)(c)(d)                             1,345          1,345
Consolidated Bonds 85th Series
   3.20%, 04/07/06 (a)(c)(d)                                6,795          6,795
CP Series B
   3.15%, 04/06/06 (c)                                     12,300         12,300
Special Project Bonds (JFK International
   Air Terminal) Series 6
   3.22%, 04/07/06 (a)(b)(c)(d)                             1,100          1,100
   3.25%, 04/07/06 (a)(b)(c)(d)                             1,470          1,470
TECP Series A
   3.30%, 05/02/06 (c)                                      4,550          4,550
   3.28%, 05/08/06 (c)                                     13,045         13,045
   3.40%, 05/10/06 (c)                                      1,300          1,300
ROCKLAND CNTY
RAN Series 2006
   3.51%, 03/22/07                                         17,500         17,662
TAN Series 2006
   3.53%, 03/22/07                                         10,000         10,090
SCHENECTADY IDA
IDRB (Fortitech Holding Corp) Series
   1995A
   3.24%, 04/07/06 (a)(b)                                     600            600
SOUTH HUNTINGTON UNION FREE SD
TAN Series 2005-2006
   2.90%, 06/30/06                                          5,000          5,013
SUFFOLK CNTY
TAN Series 2006-I
   3.19%, 08/16/06                                         25,000         25,074
SUFFOLK CNTY WATER AUTH
Water System RB Series 1992C
   3.22%, 04/07/06 (a)(b)(c)(d)                             7,935          7,935
SYRACUSE
RAN Series 2005D
   2.90%, 06/30/06 (b)                                     15,000         15,039
TOMPKINS CNTY IDA
Civic Facility RB (Ithaca College)
   Series 2004
   3.19%, 04/07/06 (a)(b)(c)                                7,500          7,500
TRIBOROUGH BRIDGE AND TUNNEL AUTH
General RB Series 2001A
   3.19%, 04/07/06 (a)(b)(c)(d)                            15,000         15,000
General Refunding RB Series 2002B
   3.20%, 04/07/06 (a)(b)(c)(d)                             8,950          8,950
   3.22%, 04/07/06 (a)(c)(d)                               14,000         14,000
TSASC, INC
   3.21%, 04/07/06 (a)(b)(c)(d)                            10,360         10,360
ULSTER CNTY
GO BAN Series 2005
   3.22%, 06/09/06                                         20,000         20,027
WEST BABYLON UNION FREE SD
TAN Series 2005-2006
   2.95%, 06/29/06                                          3,500          3,509
WESTCHESTER CNTY IDA
IDRB (Levister Redevelopment Co) Series
   2001B
   3.18%, 04/07/06 (a)(b)                                   8,000          8,000
                                                                     -----------
                                                                       1,850,379

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
PUERTO RICO 0.1%
--------------------------------------------------------------------------------
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
Transportation Refunding RB Series L
   3.18%, 04/07/06 (a)(b)(c)(d)                             2,000          2,000

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $1,852,379.

(a) Variable-rate security

(b) Credit-enhanced security

(c) Liquidity-enhanced security

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $898,585 or 47.9% of net assets.

 BAN - Bond anticipation note
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond
 TAN - Tax anticipation note
TECP - Tax-exempt commercial paper

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.6%  MUNICIPAL
        SECURITIES                                       379,450         379,450
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                379,450         379,450

  0.4%  OTHER ASSETS AND
        LIABILITIES                                                        1,308
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       380,758

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.6% of net assets

PENNSYLVANIA 98.3%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (University of Pittsburgh Medical
   Center) Series 2005B
   3.29%, 04/15/07 (a)(b)                                  7,000           7,000
RB (UPMC Senior Communities) Series 2003
   3.17%, 04/07/06 (a)(c)                                  1,000           1,000
ALLEGHENY CNTY IDA
Pollution Control Refunding RB (Duquesne
   Light Co) Series 1999B
   3.21%, 04/07/06 (a)(c)(d)(e)                            3,095           3,095
ALLEGHENY CNTY PORT AUTH
GAN Series 2005
   2.68%, 06/30/06 (c)                                    10,000          10,031
Special Revenue Transportation Bonds
   Series 1999
   3.19%, 04/06/06 (a)(c)(d)(e)                              500             500
BEAVER CNTY IDA
Pollution Control Refunding RB
   (FirstEnergy Nuclear Generation Corp)
   Series 2005A
   3.22%, 04/07/06 (a)(c)                                  2,000           2,000
BERKS CNTY
RB (Beacon Container) Series 1998A
   3.13%, 04/05/06 (a)(c)                                    380             380
CENTRAL BUCKS SD
GO Bonds Series 2000A
   3.22%, 04/07/06 (a)(c)(e)                               1,295           1,295
CHESTER CNTY SCHOOL AUTH
School Lease RB Series 2005
   3.21%, 04/07/06 (a)(c)(d)(e)                            1,760           1,760
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester Medical
   Center) Series 2002
   3.18%, 04/07/06 (a)(c)                                  1,800           1,800
RB (YMCA of Philadelphia) Series 1999
   3.08%, 04/07/06 (a)(c)                                  1,785           1,785
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1986
   3.18%, 04/07/06 (a)(c)                                  9,600           9,600
Local Government RB Series 1998A
   3.04%, 04/07/06 (a)(c)(d)(e)                            4,055           4,055
   3.06%, 04/07/06 (a)(c)(d)(e)                            1,300           1,300
EASTON AREA SD
GO Bonds Series 2005
   3.19%, 04/07/06 (a)(c)(e)                               2,800           2,800
ERIE SD
GO Bonds Series 2001A
   3.21%, 04/07/06 (a)(c)(d)(e)                           16,950          16,950
HARRISBURG AUTH
Water Refunding RB Series 2003A
   3.22%, 04/07/06 (a)(c)(e)                               2,600           2,600

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
   3.19%, 04/07/06 (a)(c)(e)                               3,600           3,600
MERCER CNTY
GO Bonds Series 2001
   3.21%, 04/07/06 (a)(c)(d)(e)                            1,275           1,275
MONTGOMERY CNTY IDA
Environmental Facilities RB (Ionza Inc)
   Series 2000
   3.09%, 04/07/06 (a)(c)                                  7,000           7,000
Pollution Control Refunding RB (Peco
   Energy Co) Series 1994A
   3.22%, 04/05/06                                        16,000          16,000
   3.37%, 05/17/06                                        10,000          10,000
Pollution Control Refunding RB (Peco
   Energy Co) Series 1999A
   3.23%, 04/07/06 (a)(c)                                  6,800           6,800
School RB (Friends' Central School)
   Series 2002
   3.18%, 04/07/06 (a)(c)                                  4,050           4,050
MONTGOMERY CNTY
REDEVELOPMENT AUTH
M/F Housing Refunding RB (Glenmore
   Associates) Series 1995A
   3.21%, 04/07/06 (a)(c)                                  3,750           3,750
NORTHHAMPTON CNTY
RB (Binney and Smith) Series 1997A
   3.23%, 04/07/06 (a)(c)                                  3,250           3,250
RB (Binney and Smith) Series 1997B
   3.23%, 04/07/06 (a)(c)                                    780             780
NORWIN SD
GO Bonds Series 2001A
   3.21%, 04/07/06 (a)(c)(d)(e)                            9,710           9,710
PENNSYLVANIA
GO Bonds First Series 2003
   3.01%, 04/07/06 (a)(c)(d)(e)                           14,470          14,470
PENNSYLVANIA CONVENTION CENTER AUTH
RB Series 1989A
   3.01%, 04/07/06 (a)(c)(d)(e)                            2,745           2,745
PENNSYLVANIA ECONOMIC DEVELOPMENT
FINANCE AUTH
Bonds (Westrum Harleysville II) Series
   2005
   3.23%, 04/07/06 (a)(c)                                  6,200           6,200
Exempt Facilities RB (Amtrak) Series
   2001B
   3.25%, 04/07/06 (a)(c)                                 12,000          12,000
Exempt Facilities RB (Shippingport)
   Series 2005A
   3.27%, 04/07/06 (a)(c)                                  9,000           9,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
   3.22%, 04/07/06 (a)(c)                                 19,335          19,335
RB (Westrum Hanover) Series 2004
   3.23%, 04/07/06 (a)(c)                                 10,100          10,100
PENNSYLVANIA HFA
Residential Development Refunding RB
   Series 2002A
   3.13%, 04/07/06 (a)(d)(e)                               6,000           6,000
S/F Mortgage RB Drawdown Series 2003
   3.05%, 04/07/06 (a)(c)(d)(e)                            3,775           3,775
S/F Mortgage RB Series 1998-64
   3.07%, 04/06/06 (a)(d)(e)                              15,495          15,495
S/F Mortgage RB Series 1999-66A
   3.03%, 04/06/06 (a)(d)(e)                               2,655           2,655
S/F Mortgage RB Series 1999A
   3.06%, 04/06/06 (a)(d)(e)                               7,690           7,690
S/F Mortgage RB Series 2001-72A
   3.24%, 04/07/06 (a)(c)(e)                               2,495           2,495
S/F Mortgage RB Series 2002-74B
   3.03%, 04/07/06 (a)(d)(e)                               7,495           7,495
S/F Mortgage RB Series 2003-79A
   3.24%, 04/07/06 (a)(e)                                  2,395           2,395
S/F Mortgage RB Series 2004-84C
   3.20%, 04/07/06 (a)(e)                                  3,500           3,500
S/F Mortgage RB Series 2004-86C
   3.20%, 04/07/06 (a)(e)                                  5,000           5,000
S/F Mortgage RB Series 2005-87B
   3.19%, 04/07/06 (a)(e)                                  5,000           5,000
S/F Mortgage RB Series 2005-88B
   1.00%, 04/07/06 (a)(e)                                 10,000          10,000
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE
AGENCY
Student Loan RB Series 2000A
   3.27%, 04/07/06 (a)(c)(e)                              18,125          18,125

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Student Loan RB Series 2001A
   3.27%, 04/07/06 (a)(c)(e)                               5,050           5,050
PENNSYLVANIA HIGHER EDUCATIONAL
FACILITIES AUTH
RB (State System of Higher Education)
   Series AC
   2.63%, 06/15/06 (c)                                     2,115           2,121
RB (University of Pennsylvania Health
   Services) Series 2005A
   2.80%, 06/15/06 (a)(c)(d)(e)                            3,000           3,000
PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
Lease RB (Philadelphia SD) Series 2003
   3.21%, 04/07/06 (a)(c)(d)(e)                            3,445           3,445
RB (Parkland SD) Series 1999D
   3.22%, 04/07/06 (a)(c)(e)                               2,380           2,380
PENNSYLVANIA TURNPIKE COMMISSION
RB Series 2004A
   3.21%, 04/07/06 (a)(c)(d)(e)                            6,270           6,270
Registration Fee Refunding RB Series
   2005A
   3.21%, 04/07/06 (a)(c)(d)(e)                            2,355           2,355
PHILADELPHIA
Airport RB Series 2005A
   3.06%, 04/07/06 (a)(c)(d)(e)                            1,000           1,000
Airport Refunding RB Series 2005C
   3.26%, 04/07/06 (a)(c)(e)                               6,950           6,950
Water and Wastewater RB Series 1997B
   3.16%, 04/07/06 (a)(c)(e)                                 120             120
Water and Wastewater Refunding RB Series
   2003
   3.17%, 04/07/06 (a)(c)(e)                               1,000           1,000
PHILADELPHIA GAS WORKS
RB Third Series 2001
   3.01%, 04/07/06 (a)(c)(d)(e)                            1,700           1,700
Revenue Notes CP Series E
   3.27%, 05/11/06 (c)                                     6,400           6,400
PHILADELPHIA IDA
RB (City Line Holiday Inn) Series 1996
   3.17%, 04/07/06 (a)(c)                                  4,600           4,600
RB Series 1998A
   3.06%, 04/07/06 (a)(c)(d)(e)                            5,000           5,000
PHILADELPHIA REDEVELOPMENT
AUTH
RB (Neighborhood Transformation
   Initiative) Series 2005C
   3.21%, 04/07/06 (a)(c)(d)(e)                            5,745           5,745
TEMPLE UNIVERSITY
Funding Obligations Series 2005
   2.77%, 04/28/06                                         6,000           6,001
   2.82%, 04/28/06                                         7,640           7,650
   3.10%, 04/28/06                                         5,000           5,002
WEST CORNWALL TOWNSHIP
MUNICIPAL AUTH
RB (Lebanon Valley Brethren Home) Series
   1995
   3.23%, 04/07/06 (a)(c)                                  1,000           1,000
                                                                         -------
                                                                         374,430
PUERTO RICO 1.3%
--------------------------------------------------------------------------------
PUERTO RICO
TRAN Series 2006
   3.23%, 07/28/06 (c)                                     5,000           5,020

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $379,450.

ISSUER
RATE, ACQUISITION DATE,                              FACE AMOUNT      COST/VALUE
MATURITY DATE                                        ($ X 1,000)     ($ X 1,000)
At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALLEGHENY COUNTY HOSPITAL
DEVELOPMENT AUTHORITY
   RB (University of Pittsburgh Medical Center)
   Series 2005B
   3.29%, 11/17/05, 04/15/07                               7,000           7,000

(a) Variable rate security.

(b) Illiquid and/or restricted security.

(c) Credit-enhanced security.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $127,485 or 33.5% of net assets.

(e) Liquidity-enhanced security.

 GAN - Grant anticipation note
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial Development Authority
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 69.2%    FIXED-RATE
          OBLIGATIONS                                   421,705          421,705

 15.0%    VARIABLE-RATE                                  91,259           91,259
          OBLIGATIONS

 15.7%    OTHER INVESTMENTS                              95,299           95,299
--------------------------------------------------------------------------------
 99.9%    TOTAL INVESTMENTS                             608,263          608,263

  0.1%    OTHER ASSETS AND
          LIABILITIES                                                        852
--------------------------------------------------------------------------------
100.0%    NET ASSETS                                                     609,115

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 69.2% of net assets

CERTIFICATES OF DEPOSIT 13.8%
--------------------------------------------------------------------------------
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
   4.24%, 04/07/06                                        4,000            4,000
BANK OF TOKYO - MITSUBISHI UFJ, LTD.
   4.63%, 04/07/06                                        3,000            3,000
BARCLAYS BANK PLC
   4.73%, 05/22/06                                        5,000            5,000
BNP PARIBAS
   4.60% , 06/20/06                                       6,000            6,000
   4.83% , 07/21/06                                       1,000            1,000
   5.09% , 10/03/06                                       1,000            1,000
CALYON
   4.68%, 06/05/06                                        4,000            4,000
CREDIT AGRICOLE S.A.
   5.03%, 09/29/06                                        3,000            3,000
CREDIT SUISSE
   4.64% , 04/20/06                                       7,000            7,000
   4.66% , 07/03/06                                       3,000            3,000
DEPFA BANK, PLC
   4.92%, 06/29/06                                        2,000            2,000
DEUTSCHE BANK, AG
   4.62% , 10/26/06                                       5,000            5,000
   4.85% , 01/26/07                                       2,000            2,000
   5.01% , 02/09/07                                       1,000            1,000
HBOS TREASURY SERVICES, PLC
   4.30%, 04/19/06 (c)                                    3,000            3,000
SAN PAOLO IMI SPA
   4.62%, 07/06/06                                        5,000            5,000
ING BANK N.V.
   4.46%, 05/08/06                                        3,000            3,000
LANDESBANK BADEN-WURTTEMBERG
   4.59%, 06/12/06                                        2,000            2,000
LANDESBANK HESSEN-THURINGEN GIROZENTRALE
   4.53%, 05/30/06                                        1,000            1,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.01%, 09/07/06                                        2,000            2,000
MIZUHO CORP. BANK, LTD.
   4.85%, 07/14/06                                        2,000            2,000
MORGAN STANLEY
   4.70%, 04/13/06                                        4,000            4,000
NORDEA BANK FINLAND, PLC
   4.46%, 05/08/06                                        1,000            1,000
ROYAL BANK OF SCOTLAND, PLC
   4.41%, 05/05/06                                        1,000            1,000
TORONTO DOMINION BANK
   4.64%, 06/28/06                                        4,000            4,000
UBS, AG
   4.58%, 04/04/06                                        3,000            3,000
UNICREDITO ITALIANO SPA
   4.80%, 06/05/06                                        6,000            6,000
WILMINGTON TRUST COMPANY
   4.99%, 09/06/06                                        5,000            5,000
                                                                     -----------
                                                                          89,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 55.4%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER, PLC
   5.00%, 09/21/06 (a)                                    4,000            3,907
ALPINE SECURITIZATION CORP.
   4.84%, 04/03/06 (a)(b)(c)(d)                           1,000            1,000
AMSTEL FUNDING CORP.
   4.79% , 05/30/06 (a)(d)                                1,000              993
   4.86% , 06/09/06 (a)(d)                                4,000            3,964
ANZ (DELAWARE), INC.
   4.30%, 04/17/06 (c)                                    2,000            1,997
AQUINAS FUNDING, L.L.C.
   4.28% , 04/10/06 (a)(c)(d)                             2,000            1,998
   4.50% , 04/12/06 (a)(c)(d)                             1,000              999
ASAP FUNDING LTD.
   4.60%, 04/05/06 (a)(c)(d)                              1,000            1,000
ATLANTIC ASSET SECURITIZATION CORP.
   4.50% , 04/12/06 (a)(c)(d)                             5,000            4,994
   4.88% , 06/12/06 (a)(c)(d)                             1,000              991
ATLANTIS ONE FUNDING CORP.
   4.60% , 04/04/06 (a)(d)                                2,000            2,000
   4.60% , 04/26/06 (a)(d)                                5,000            4,985
   4.65% , 05/02/06 (a)(d)                                3,000            2,989
   4.81% , 08/07/06 (a)(d)                                4,000            3,934
   5.03% , 09/28/06 (a)(d)                                1,000              976
BANK OF AMERICA CORP.
   4.84%, 07/17/06                                        8,000            7,889
BANK OF IRELAND
   4.86%, 08/09/06 (a)                                    4,000            3,933
BARTON CAPITAL CORP.
   4.58%, 04/04/06 (a)(c)(d)                              7,000            6,999
BEAR STEARNS COMPANIES, INC.
   4.88% , 08/14/06                                       2,000            1,965
   5.02% , 09/13/06                                       4,000            3,911
BETA FINANCE, INC.
   4.73%, 05/16/06 (a)(d)                                 3,000            2,983
CANCARA ASSET SECURITIZATION, L.L.C.
   4.69%, 05/11/06 (a)(c)(d)                              2,000            1,990
CBA (DELAWARE) FINANCE, INC.
   4.93%, 08/02/06 (c)                                    2,000            1,968
CC (USA), INC.
   4.58% , 04/25/06 (a)(d)                                3,000            2,992
   4.75% , 05/22/06 (a)(d)                                1,348            1,339
   4.88% , 08/15/06 (a)(d)                                1,000              982
CHARIOT FUNDING, L.L.C.
   4.61%, 04/06/06 (a)(c)(d)                              4,000            3,998
CITIGROUP FUNDING, INC.
   4.63% , 04/13/06 (c)                                   3,000            2,996
   4.68% , 05/10/06 (c)                                   3,000            2,986
   4.87% , 06/13/06 (c)                                  10,000            9,905
   5.03% , 09/21/06 (c)                                   4,000            3,907
CLIPPER RECEIVABLES CO.
   4.58%, 04/05/06 (a)(c)(d)                              9,000            8,998
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   4.50%, 04/12/06 (a)(c)(d)                              3,000            2,997
CROWN POINT CAPITAL CO., L.L.C.
   4.33% , 04/19/06 (a)(c)(d)                             1,000              998
   4.57% , 04/19/06 (a)(c)(d)                             1,576            1,573
   4.59% , 04/25/06 (a)(c)(d)                             3,000            2,992
   4.63% , 04/26/06 (a)(c)(d)                             2,580            2,572
   4.70% , 04/19/06 (a)(c)(d)                             1,000              998
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
   4.68% , 04/24/06 (a)(d)                               15,000           14,959
   4.70% , 04/18/06 (a)(d)                                1,295            1,292
DANSKE CORP.
   4.61%, 04/07/06 (a)(c)                                 8,000            7,996
DEXIA DELAWARE L.L.C.
   4.50%, 04/13/06 (c)                                    1,200            1,199
DNB NOR BANK ASA
   4.57% , 06/01/06                                       3,000            2,978
   4.61% , 04/05/06                                       1,375            1,375
   4.82% , 06/13/06                                       2,000            1,981
DORADA FINANCE, INC.
   4.73%, 05/18/06 (a)(d)                                 2,000            1,988
DRESDNER US FINANCE INC.
   4.78%, 05/31/06 (c)                                    1,000              992
EIFFEL FUNDING, L.L.C.
   4.58% , 04/04/06 (a)(c)(d)                             1,000            1,000
   4.60% , 04/03/06 (a)(c)(d)                             1,000            1,000
FAIRWAY FINANCE CO., L.L.C.
   4.62%, 04/03/06 (a)(c)(d)                              1,078            1,078
FALCON ASSET SECURITIZATION CORP.
   4.66%, 04/10/06 (a)(c)(d)                              4,000            3,996
FIVE FINANCE, INC.
   4.58%, 04/25/06 (a)(d)                                 2,000            1,994
FORENINGSSPARBANKEN AB (SWEDBANK)
   4.29% , 04/19/06                                       1,000              998
   4.54% , 05/30/06                                       5,000            4,965
GALAXY FUNDING, INC.
   4.73%, 05/19/06 (a)(d)                                 3,000            2,982
GENERAL ELECTRIC CAPITAL CORP.
   4.30% , 04/17/06                                       1,000              998
   4.37% , 07/06/06                                       9,000            8,901
   4.52% , 05/23/06                                       1,000              994
   4.62% , 08/03/06                                       2,000            1,970
   4.83% , 04/03/06                                      11,000           11,000
GENERAL ELECTRIC CAPITAL SERVICES
   4.51% , 05/15/06                                       2,000            1,990
   4.65% , 08/02/06                                       3,000            2,955
   4.66% , 08/11/06                                       1,000              984
   4.73% , 09/15/06                                       2,000            1,958

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
GRAMPIAN FUNDING L.L.C.
   4.78% , 06/02/06 (a)(c)(d)                             1,000              992
   5.02% , 09/19/06 (a)(c)(d)                             1,000              977
HBOS TREASURY SERVICES, PLC
   4.78%, 06/01/06 (c)                                    1,000              992
ING (U.S.) FUNDING, L.L.C.
   5.09%, 09/18/06 (c)                                    1,000              977
IRISH LIFE & PERMANENT, PLC
   4.90%, 06/15/06 (a)                                    2,000            1,980
IXIS COMMERCIAL PAPER CORP.
   4.98%, 09/08/06 (a)(c)                                 2,000            1,957
K2 (USA), L.L.C.
   4.86% , 06/09/06 (a)(d)                                1,000              991
   4.99% , 09/08/06 (a)(d)                                1,000              979
   5.02% , 09/12/06 (a)(d)                                1,000              978
KITTY HAWK FUNDING CORP.
   4.70%, 04/13/06 (a)(c)(d)                              1,096            1,095
LEXINGTON PARKER CAPITAL CO., L.L.C.
   4.69% , 05/08/06 (a)(c)(d)                             1,000              996
   4.75% , 05/22/06 (a)(c)(d)                             1,500            1,490
   5.08% , 10/05/06 (a)(c)(d)                             2,000            1,949
MANE FUNDING CORP.
   4.69%, 05/02/06 (a)(d)                                 5,000            4,981
MONT BLANC CAPITAL CORP.
   4.61%, 04/06/06 (a)(c)(d)                              4,000            3,998
NIEUW AMSTERDAM RECEIVABLES CORP.
   4.60%, 04/04/06 (a)(c)(d)                              3,000            3,000
NORDEA NORTH AMERICA, INC.
   4.81%, 06/02/06 (c)                                    5,000            4,960
PARK AVENUE RECEIVABLES CORP., L.L.C.
   4.60%, 04/05/06 (a)(c)(d)                              7,607            7,605
PARK GRANADA, L.L.C.
   4.50%, 04/05/06 (a)(d)                                 3,000            2,999
PICAROS FUNDING, L.L.C.
   4.81% , 08/03/06 (a)(c)(d)                             1,909            1,879
   5.03% , 09/25/06 (a)(c)(d)                             1,000              976
   5.04% , 09/25/06 (a)(c)(d)                             3,000            2,928
SEDNA FINANCE, INC.
   4.69%, 05/08/06 (a)(d)                                 3,000            2,987
SIGMA FINANCE, INC.
   4.47% , 05/08/06 (a)(d)                                6,000            5,975
   4.47% , 05/08/06 (a)(d)                                2,000            1,991
   4.65% , 05/03/06 (a)(d)                                1,000              996
   4.73% , 05/22/06 (a)(d)                                1,000              994
   4.98% , 09/05/06 (a)(d)                                1,000              979
SKANDINAVISKA ENSKILDA BANKEN AB
   4.72%, 05/10/06                                        3,000            2,986
SVENSKA HANDELSBANKEN, INC.
   4.60%, 06/15/06 (c)                                    4,670            4,627
THE GOLDMAN SACHS GROUP, INC.
   4.98% , 10/30/06 (b)                                   4,000            4,000
   5.18% , 12/19/06 (b)                                   2,500            2,500
THUNDER BAY FUNDING, L.L.C.
   4.50% , 04/10/06 (a)(c)(d)                             4,000            3,997
   4.60% , 04/03/06 (a)(c)(d)                             1,000            1,000
TICONDEROGA FUNDING, L.L.C.
   4.60%, 04/03/06 (a)(c)(d)                              5,000            5,000
UBS FINANCE (DELAWARE), INC.
   4.49% , 04/11/06 (c)                                  15,000           14,985
   4.58% , 04/05/06 (c)                                   2,000            2,000
VARIABLE FUNDING CAPITAL CORP.
   4.60%, 04/06/06 (a)(c)(d)                              9,000            8,997
WESTPAC BANKING CORP.
   4.63% , 06/13/06 (a)                                   7,000            6,937
   4.77% , 05/30/06 (a)                                   1,000              993
   4.94% , 06/30/06 (a)                                   1,000              988
WHISTLEJACKET CAPITAL, L.L.C.
   4.75%, 05/22/06 (a)(d)                                 3,000            2,981
WHITE PINE FINANCE, L.L.C.
   4.30% , 04/18/06 (a)(d)                                1,000              998
   4.63% , 04/27/06 (a)(d)                                2,000            1,994
WINDMILL FUNDING CORP.
   4.58%, 04/03/06 (a)(c)(d)                              1,000            1,000
                                                                     -----------
                                                                         332,705
VARIABLE-RATE OBLIGATIONS 15.0% of net assets

BARCLAYS U.S. FUNDING CORP.
   4.57%, 04/03/06 (c)                                    1,000            1,000
BEAR STEARNS COMPANIES, INC.
   4.77%, 04/21/06                                        1,000            1,000
BMC SPECIAL CARE FACILITIES
   FINANCING AUTHORITY OF THE CITY
   OF MONTGOMERY, ALABAMA
   4.83%, 04/07/06 (c)                                    1,895            1,895
BNP PARIBAS
   4.64% , 04/10/06                                       5,000            4,999
   4.60% , 04/04/06                                       8,000            7,999
CITY OF NEW BRITAIN, CONNECTICUT
   4.83%, 04/07/06 (c)                                    3,500            3,500
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   4.77%, 04/27/06 (a)(c)(d)                              5,000            5,000
FIVE FINANCE, INC.
   4.71%, 04/17/06 (a)(d)                                 1,000            1,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
K2 (USA), L.L.C.
   4.65%, 04/10/06 (a)(d)                                 3,000            2,999
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   4.78%, 04/28/06 (a)(d)                                 3,000            3,000
LINKS FINANCE, L.L.C.
   4.73%, 04/18/06 (a)(d)                                 6,000            6,000
LOANSTAR ASSETS PARTNERS II, L.P.
   4.85%, 04/07/06 (c)                                    5,000            5,000
NEW YORK CITY IDA
   4.88%, 04/07/06 (c)                                      155              155
NORDDEUTSCHE LANDESBANK GIROZENTRALE
   4.70%, 04/18/06                                        4,000            4,000
NORDEA BANK FINLAND, PLC
   4.57%, 04/03/06                                        2,000            2,000
PALM SPRINGS, CALIFORNIA
   4.82%, 04/07/06 (c)                                    8,000            8,000
ROYAL BANK OF CANADA
   4.57%, 04/03/06                                        9,000            8,997
ROYAL BANK OF SCOTLAND, PLC
   4.59% , 04/03/06                                       3,000            3,000
   4.75% , 04/24/06                                       7,000            6,999
SIGMA FINANCE, INC.
   4.64% , 04/06/06 (a)(d)                                1,000            1,000
   4.71% , 04/18/06 (a)(d)                                3,000            3,000
THE GOLDMAN SACHS GROUP, INC.
   4.76%, 04/13/06 (b)                                    4,000            4,000
WACHOVIA ASSET SECURITIZATION, INC.
   4.81%, 04/25/06 (a)(c)(d)                              1,716            1,716
WHISTLEJACKET CAPITAL, L.L.C.
   4.73%, 04/20/06 (a)(d)                                 2,000            2,000
WHITE PINE FINANCE, L.L.C.
   4.68%, 04/12/06 (a)(d)                                 3,000            3,000
                                                                     -----------
                                                                          91,259

                                                     MATURITY
                                                      AMOUNT            VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS  15.7% OF NET ASSETS

REPURCHASE AGREEMENTS  15.7%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA) L.L.C.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $10,468
    4.85%, issued 03/31/06,
    due 04/03/06                                         10,303           10,299

MORGAN STANLEY & CO., INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $86,700
    4.84%, issued 03/31/06,
    due 04/03/06                                         85,034           85,000
                                                                     -----------
                                                                          95,299

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $608,263.

ISSUER
RATE, ACQUISITION DATE,                             FACE AMOUNT       COST/VALUE
MATURITY DATE                                       ($ X 1,000)      ($ X 1,000)
At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALPINE SECURITIZATION CORP.
   4.84%, 03/31/06, 04/03/06                              1,000            1,000

THE GOLDMAN SACHS GROUP, INC.
   4.76%, 07/18/05, 04/13/06                              4,000            4,000
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 02/03/06, 10/30/06                              4,000            4,000
THE GOLDMAN SACHS GROUP, INC.
   5.18%, 03/24/06, 12/19/06                              2,500            2,500

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $226,696 or 37.2% of net assets.

(b) Illiquid and/or restricted security.

(c) Credit-enhanced security.

(d) Asset-backed security.

IDA - Industrial Development Authority

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB INVESTOR MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                 COST                  VALUE
HOLDINGS BY CATEGORY                          ($ X 1,000)           ($ X 1,000)
-------------------------------------------------------------------------------
 71.2%  FIXED-RATE
        OBLIGATIONS                              491,599               491,599

 13.0%  VARIABLE-RATE                             89,629                89,629
        OBLIGATIONS

 16.3%  OTHER INVESTMENTS                        112,820               112,820
-------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                        694,048               694,048

(0.5)%  OTHER ASSETS AND
        LIABILITIES                                                     (3,753)
-------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     690,295

ISSUER                                         FACE AMOUNT              VALUE
RATE, MATURITY DATE                            ($ X 1,000)           ($ X 1,000)
FIXED-RATE OBLIGATIONS 71.2% OF NET ASSETS

CERTIFICATES OF DEPOSIT 18.1%
--------------------------------------------------------------------------------
AUSTRALIA & NEW ZEALAND BANKING
GROUP LTD.
   4.24%, 04/07/06                                  2,000                  2,000
BANK OF TOKYO - MITSUBISHI UFJ,
LTD.
   4.63%, 04/07/06                                  2,000                  2,000
BARCLAYS BANK PLC
   4.73%, 05/22/06                                  4,000                  4,000
BAYERISCHE HYPO-UND
VEREINSBANK AG
   4.70%, 05/09/06                                  1,000                  1,000
BNP PARIBAS
   4.83%, 07/21/06                                  2,000                  2,000
   4.98%, 07/31/06                                  2,000                  2,000
   5.09%, 10/03/06                                  5,000                  5,000
CAYLON
   4.68%, 06/05/06                                  5,000                  5,000
CREDIT AGRICOLE S.A.
   4.63%, 06/22/06                                  2,000                  2,000
   5.03%, 09/29/06                                  1,000                  1,000
CREDIT SUISSE
   4.61%, 04/03/06                                  2,000                  2,000
   4.64%, 04/20/06                                  8,000                  8,000
DEPFA BANK, PLC
   4.54%, 04/12/06                                  1,000                  1,000
   4.92%, 06/29/06                                  3,000                  3,000
DEUTSCHE BANK, AG
   4.52%, 04/12/06                                 10,000                 10,000
   4.62%, 10/26/06                                  3,000                  3,000
   4.85%, 01/26/07                                  2,000                  2,000
   5.01%, 02/09/07                                  1,000                  1,000
FORTIS BANK
   4.18%, 04/03/06                                  2,000                  2,000
HBOS TREASURY SERVICES, PLC
   4.30%, 04/19/06 (c)                              2,000                  2,000
MITSUBISHI UFJ TRUST & BANKING
CORP.
   4.73%, 04/26/06                                  5,000                  5,000
MIZUHO CORPORATE BANK LTD
4.85%, 07/14/06                                     2,000                  2,000
4.85%, 06/09/06                                     4,000                  4,000
MORGAN STANLEY
   4.70%, 04/13/06                                  3,000                  3,000
NORDEA BANK FINLAND, PLC
   4.49%, 05/15/06                                  4,000                  4,000
ROYAL BANK OF CANADA
   4.49%, 04/10/06                                  5,000                  5,000
   4.73%, 05/26/06                                  3,000                  3,000
SAN PAOLO IMI SPA
   5.07%, 09/29/06                                  9,000                  9,000
SUMITOMO MITSUI BANKING CORP.
   4.70%, 04/12/06                                  3,000                  3,000
SUMITOMO TRUST & BANKING CO.
   5.02%, 09/11/06                                  4,000                  4,000
UBS, AG
   4.58%, 04/04/06                                  8,000                  8,000
UNICREDITO ITALIANO SPA
   4.29%, 04/18/06                                  1,000                  1,000
   4.80%, 06/05/06                                  9,000                  9,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                         FACE AMOUNT              VALUE
RATE, MATURITY DATE                            ($ X 1,000)           ($ X 1,000)
WILMINGTON TRUST COMPANY
   4.24%, 04/05/06                                  5,000                  5,000
                                                                     -----------
                                                                         125,000

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 53.1%
--------------------------------------------------------------------------------
AB SPINTAB
   4.93%, 06/26/06                                  1,000                    989
ALLIANCE & LEICESTER, PLC
   4.49%, 05/10/06 (a)                              1,000                    995
   4.85%, 07/13/06 (a)                              1,481                  1,461
   4.99%, 09/06/06 (a)                              2,000                  1,958
ALPINE SECURITIZATION CORP.
   4.84%, 04/03/06 (a)(b)(c)(d)                     3,000                  3,000
AMSTEL FUNDING CORP.
   4.75%, 05/22/06 (a)(d)                           3,000                  2,981
   4.79%, 05/30/06 (a)(d)                           3,000                  2,978
ANZ (DELAWARE), INC.
   4.30, 04/17/06 (c)                               3,000                  2,995
AQUINAS FUNDING, L.L.C.
   4.26%, 04/11/06 (a)(c)(d)                        1,000                    999
   4.50%, 04/12/06 (a)(c)(d)                        1,000                    999
   4.66%, 06/23/06 (a)(c)(d)                        1,000                    990
ASAP FUNDING LTD.
   4.85%, 06/06/06 (a)(c)(d)                        3,000                  2,974
ATLANTIC ASSET SECURITIZATION CORP.
   4.50%, 04/12/06 (a)(c)(d)                        3,000                  2,997
   4.64%, 04/18/06 (a)(c)(d)                        2,000                  1,996
   4.88%, 06/12/06 (a)(c)(d)                        2,000                  1,981
ATLANTIS ONE FUNDING CORP.
   4.54%, 04/13/06 (a)(d)                           4,000                  3,995
   4.64%, 06/28/06 (a)(d)                           5,000                  4,946
   5.00%, 09/20/06 (a)(d)                           6,000                  5,862
   5.03%, 09/22/06 (a)(d)                           1,000                    977
   5.03%, 09/28/06 (a)(d)                           1,000                    976
BANK OF AMERICA CORP.
   4.76%, 05/24/06                                  2,000                  1,987
   4.84%, 07/17/06                                  5,000                  4,931
BANK OF IRELAND
   4.86%, 08/09/06 (a)                              4,000                  3,933
BEAR STEARNS COMPANIES, INC.
   4.62%, 05/24/06                                  3,000                  2,981
   4.88%, 06/15/06                                  4,000                  3,961
BETA FINANCE, INC.
   4.73%, 05/19/06 (a)(d)                           2,000                  1,988
BLUE SPICE, L.L.C.
   4.67%, 04/13/06 (a)(b)(c)(d)                     2,000                  1,997
CANCARA ASSET SECURITIZATION, L.L.C.
   4.68%, 05/08/06 (a)(c)(d)                        2,000                  1,991
   4.69%, 05/11/06 (a)(c)(d)                        1,000                    995
CBA (DELAWARE) FINANCE, INC.
   4.91%, 08/02/06 (c)                              5,000                  4,919
   4.93%, 06/19/06 (c)                              2,200                  2,177
CC(USA), INC.
   4.58%, 04/25/06 (a)(d)                           4,000                  3,989
   4.83%, 06/12/06 (a)(d)                           2,000                  1,981
   4.94%, 07/03/06 (a)(d)                           2,000                  1,975
CHARIOT FUNDING, L.L.C.
   4.82%, 06/05/06 (a)(c)(d)                        1,000                    992
CITIGROUP FUNDING, INC.
   4.64%, 05/25/06 (c)                              1,000                    993
   4.68%, 05/03/06 (c)                              4,000                  3,985
   4.62%, 05/10/06 (c)                              1,500                  1,493
   5.03%, 09/21/06 (c)                             10,000                  9,767
CLIPPER RECEIVABLES CO.
   4.58%, 04/05/06 (a)(c)(d)                        9,000                  8,998
CONCORD MINUTEMEN CAPITAL CO.,
 SERIES A
   4.25%, 04/07/06 (a)(c)(d)                        1,000                  1,000
   4.73%, 05/18/06 (a)(c)(d)                        3,000                  2,982
CROWN POINT CAPITAL CO., L.L.C.
   4.70%, 04/19/06 (a)(c)(d)                        1,000                    997
   4.59%, 04/25/06 (a)(c)(d)                        1,000                    995
   4.69%, 05/09/06 (a)(c)(d)                        1,000                    998
   4.75%, 05/16/06 (a)(c)(d)                        7,000                  6,961
   4.76%, 05/23/06 (a)(c)(d)                        1,000                    993
DAKOTA CP NOTES OF CITIBANK CREDIT
CARD ISSUANCE TRUST
   4.70%, 04/18/06 (a)(d)                           1,000                    998
   4.72%, 05/04/06 (a)(d)                          12,000                 11,952
DANSKE CORP.
   4.61%, 04/07/06 (a)                              8,000                  7,996
   5.00%, 09/25/06 (a)                              2,000                  1,953
DEPFA BANK, PLC
   4.71%, 05/16/06 (a)                              1,000                    994
DEUTSCHE BANK FINANCIAL L.L.C.
   4.95%, 11/10/06 (c)                              3,000                  2,912
DEXIA DELAWARE L.L.C.
   4.52%, 04/13/06 (c)                              3,100                  3,096
DNB NOR BANK ASA
   4.63%, 04/28/06                                  3,400                  3,389
   4.82%, 06/13/06                                  4,000                  3,962
DORADA FINANCE, INC.
   4.68%, 05/10/06 (a)(d)                           2,000                  1,990
   4.79%, 06/02/06 (a)(d)                           3,000                  2,994

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                         FACE AMOUNT              VALUE
RATE, MATURITY DATE                            ($ X 1,000)           ($ X 1,000)
DRESDNER US FINANCE INC.
   4.75%, 05/23/06 (c)                              1,000                    993
EIFFEL FUNDING, L.L.C.
   4.60%, 04/03/06 (a)(c)(d)                        1,000                  1,000
FAIRWAY FINANCE CO., L.L.C.
   4.63%, 06/30/06 (a)(c)(d)                        1,890                  1,869
FIVE FINANCE INC.
   4.31%, 04/19/06 (a)(d)                           1,000                    998
   4.58%, 04/25/06 (a)(d)                           1,000                    997
FORENINGSSPARBANKEN AB (SWEDBANK)
   4.62%, 04/04/06                                  1,725                  1,725
   4.29%, 04/19/06                                  1,000                    998
   4.54%, 05/30/06                                  2,000                  1,986
   4.98%, 08/24/06                                  1,000                    981
GALAXY FUNDING, INC.
   4.54%, 04/13/06 (a)(d)                           2,000                  1,997
   4.73%, 05/19/06 (a)(d)                           1,000                    994
GENERAL ELECTRIC CAPITAL CORP.
   4.29%, 04/03/06                                  7,293                  7,293
   4.83%, 04/03/06                                  6,000                  6,000
   4.40%, 04/06/06                                  4,000                  3,999
   4.30%, 04/17/06                                  2,000                  1,997
   4.46%, 05/03/06                                  1,000                    996
   4.46%, 05/11/06                                  2,000                  1,991
   4.37%, 07/06/06                                  3,000                  2,967
   4.95%, 11/07/06                                  2,000                  1,942
GENERAL ELECTRIC CAPITAL SERVICES
   4.51%, 05/15/06                                  3,000                  2,985
   4.69%, 09/01/06                                  3,000                  2,943
   4.70%, 09/12/06                                  3,000                  2,939
GRAMPIAN FUNDING, L.L.C.
   4.29%, 04/11/06 (a)(c)(d)                        1,000                    999
   5.02%, 09/19/06 (a)(c)(d)                        3,000                  2,931
HBOS TREASURY SERVICES, PLC
   4.78%, 06/01/06 (c)                              2,000                  1,984
   4.85%, 06/13/06 (c)                              3,000                  2,972
IRISH LIFE & PERMANENT, PLC
   4.77%, 07/28/06 (a)                              2,000                  1,970
IXIS COMMERCIAL PAPER CORP.
   4.60%, 06/16/06 (a)(c)                           2,500                  2,477
   4.99%, 07/21/06 (a)(c)                           3,100                  3,054
K2(USA), L.L.C.
   5.07%, 09/28/06 (a)(d)                           1,000                    976
   4.79%, 06/02/06 (a)(d)                           5,000                  4,989
KITTYHAWK FUNDING
   4.73%, 04/17/06 (a)(c)(d)                        3,000                  2,994
LEXINGTON PARKER CAPITAL CO., L.L.C.
   4.50%, 04/05/06 (a)(c)(d)                        1,000                  1,000
   4.62%, 04/05/06 (a)(c)(d)                        2,000                  1,999
   4.70%, 05/08/06 (a)(c)(d)                        4,000                  3,982
MANE FUNDING CORP
   4.59%, 04/19/06 (a)(d)                           4,579                  4,570
MONT BLANC CAPITAL CORP.
   4.73%, 05/17/06 (a)(c)(d)                        3,500                  3,480
   4.90%, 06/20/06 (a)(c)(d)                        1,000                    989
MORGAN STANLEY
   4.29%, 04/12/06                                  3,000                  2,997
   4.32%, 04/17/06                                  1,000                    998
NIEUW AMSTERDAM RECEIVABLES
CORP.
   4.58%, 04/25/06 (a)(c)(d)                        1,000                    997
NORDEA NORTH AMERICA, INC.
   4.58, 04/20/06 (c)                               1,000                    998
OLD LINE FUNDING, L.L.C.
   4.70%, 04/17/06 (a)(c)(d)                        5,423                  5,413
PARK GRANADA, L.L.C.
   4.50%, 04/05/06 (a)(d)                           2,000                  1,999
   4.72%, 05/01/06 (a)(d)                           2,500                  2,491
PICAROS FUNDING, L.L.C.
   4.54%, 05/22/06 (a)(c)(d)                        2,000                  1,988
   4.97%, 09/01/06 (a)(c)(d)                        1,544                  1,513
   5.04%, 09/25/06 (a)(c)(d)                        1,000                    976
SAN PAOLO I M I U.S. FINANCIAL CO.
   4.71%, 05/17/06 (c)                              3,000                  2,983
   4.93%, 08/10/06 (c)                              1,000                    983
SANTANDER CENTRAL HISPANO FINANCE
(DELAWARE), INC.
   4.85%, 07/10/06 (c)                              1,000                    987
   4.83%, 06/09/06 (c)                              1,000                    991
SCALDIS CAPITAL LTD.
   4.64%, 05/01/06 (a)(c)(d)                        2,500                  2,491
   4.78%, 05/30/06 (a)(c)(d)                        8,000                  7,940
   4.90%, 06/21/06 (a)(c)(d)                        3,000                  2,968
SEDNA FINANCE, INC.
   4.58%, 04/13/06 (a)(d)                           2,000                  1,997
   4.63%, 04/27/06 (a)(d)                           1,000                    997
SIGMA FINANCE, INC.
   4.65%, 05/03/06 (a)(d)                           1,000                    996
   4.47%, 05/08/06 (a)(d)                           1,000                    996
   4.71%, 05/15/06 (a)(d)                           1,000                    995
   4.75%, 05/15/06 (a)(d)                           1,000                    994
   4.73%, 05/22/06 (a)(d)                           1,000                    994
   4.95%, 07/06/06 (a)(d)                           2,300                  2,271
   4.65%, 07/11/06 (a)(d)                           5,000                  4,938
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 10/30/06 (b)                              5,000                  5,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                         FACE AMOUNT              VALUE
RATE, MATURITY DATE                            ($ X 1,000)           ($ X 1,000)
THUNDER BAY FUNDING, L.L.C.
   4.60%, 04/03/06 (a)(c)(d)                        1,000                  1,000
   4.62%, 04/04/06 (a)(c)(d)                        1,543                  1,543
   4.70%, 04/18/06 (a)(c)(d)                        3,000                  2,994
TICONDEROGA FUNDING, L.L.C.
   4.66, 04/07/06 (a)(c)(d)                         6,000                  5,997
UBS FINANCE DELAWARE INC.
   4.51%, 04/12/06 (c)                              4,000                  3,996
   4.58%, 04/28/06 (c)                              2,200                  2,193
   4.59%, 04/28/06 (c)                              5,000                  4,984
   4.72%, 05/08/06 (c)                              2,200                  2,190
WESTPAC BANKING CORP.
   4.77%, 05/30/06 (a)                              2,000                  1,985
   4.62%, 06/16/06 (a)                              2,000                  1,981
   4.94%, 06/30/06 (a)                              1,000                    988
   4.99%, 09/08/06 (a)                              5,000                  4,893
WHISTLEJACKET CAPITAL, L.L.C.
   4.55%, 04/11/06 (a)(d)                           1,114                  1,113
   4.75%, 05/22/06 (a)(d)                           1,000                    994
WHITE PINE FINANCE, L.L.C.
   4.28%, 04/10/06 (a)(d)                           3,500                  3,497
   4.99%, 07/25/06 (a)(d)                           1,000                    985
WINDMILL FUNDING CORP.
   4.58%, 04/03/06 (a)(c)(d)                        2,175                  2,175
   4.60%, 04/06/06 (a)(c)(d)                        1,000                  1,000
                                                                     -----------
                                                                         366,599
VARIABLE-RATE OBLIGATIONS 13.0% OF NET ASSETS
--------------------------------------------------------------------------------
BARCLAYS BANK, PLC
   4.64%, 04/10/06                                  3,000                  3,000
   4.72%, 04/21/06                                  1,000                  1,000
   4.76%, 04/27/06                                 10,000                  9,998
BNP PARIBAS
   4.60%, 04/06/06                                  7,000                  6,998
   4.63%, 04/10/06                                  5,000                  4,999
   4.71%, 04/18/06                                  1,000                  1,000
CALIFORNIA POLLUTION CONTROL
FINANCING AUTHORITY
   4.85%, 04/07/06 (c)                              1,760                  1,760
COLUMBUS, GEORGIA DEVELOPMENT
AUTHORITY
   4.85%, 04/07/06 (c)                              1,680                  1,680
EAGLE COUNTY, COLORADO TAXABLE
HOUSING FACILITIES
   4.83%, 04/07/06 (c)                              1,500                  1,500
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   4.63%, 04/07/06 (a)(d)                           1,000                  1,000
   4.78%, 04/28/06 (a)(d)                           2,000                  2,000
LINKS FINANCE, L.L.C.
   4.63%, 04/07/06 (a)(d)                           4,000                  4,000
   4.76%, 04/18/06 (a)(d)                           1,000                  1,000
LP PINEWOOD SPV LLC
   4.83%, 04/07/06 (c)                             15,000                 15,000
NORDDEUTSCHE LANDESBANK
GIROZENTRALE
   4.70%, 04/18/06                                  2,000                  2,000
NORDEA BANK FINLAND, PLC
   4.57%, 04/03/06                                  5,000                  4,999
ROYAL BANK OF CANADA
   4.57%, 04/03/06                                  2,000                  1,999
ROYAL BANK OF SCOTLAND, PLC
   4.72%, 04/19/06                                  2,000                  2,000
   4.75%, 04/24/06                                  2,000                  2,000
   4.76%, 04/27/06                                  3,000                  3,000
   4.76%, 04/28/06                                  6,000                  6,000
SIGMA FINANCE, INC.
   4.71%, 04/18/06 (a)(d)                           3,000                  3,000
   4.75%, 04/18/06 (a)(d)                           2,000                  2,001
THE GOLDMAN SACHS GROUP, INC.
   4.76%, 04/13/06 (b)                              3,000                  3,000
VILLAGE OF STURTEVANT, WISCONSIN
   4.91%, 04/07/06 (c)                                695                    695
WHISTLEJACKET CAPITAL, L.L.C.
   4.71%, 04/18/06 (a)(d)                           1,000                  1,000
   4.73%, 04/20/06 (a)(d)                           1,000                  1,000
WHITE PINE FINANCE, L.L.C.
   4.68%, 04/12/06 (a)(d)                           2,000                  2,000
                                                                     -----------
                                                                          89,629

                                                MATURITY
                                                 AMOUNT                 VALUE
SECURITY                                       ($ X 1,000)           ($ X 1,000)
OTHER INVESTMENTS 16.3% OF NET ASSETS

REPURCHASE AGREEMENTS 16.3%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES(USA)
LLC
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $20,976,740
   4.85%, issued 03/31/06,
   due 04/03/06                                    11,825                 11,820

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 MATURITY
                                                  AMOUNT                VALUE
SECURITY                                       ($ X 1,000)           ($ X 1,000)

MORGAN STANLEY & CO., INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $97,349,557
   4.84%, issued 03/31/06,
   due 04/03/06                                     95,038                95,000
UBS FINANCIAL SERVICES, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $6,097,215
   4.24%, issued 10/11/05,
   due 04/07/06                                      6,002                 6,000
                                                                     -----------
                                                                         112,820

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $694,048.

ISSUER
RATE, ACQUISITION DATE,                        FACE AMOUNT            COST/VALUE
MATURITY DATE                                  ($ X 1,000)           ($ X 1,000)
At 03/31/06, portfolio holdings included illiquid and/or restricted securities as follows:

ALPINE SECURITIZATION CORP.
   4.84%, 3/31/06, 04/03/06                          3,000                 3,000
BLUE SPICE, L.L.C.
   4.67%, 03/09/06, 04/13/06                         2,000                 1,997
THE GOLDMAN SACHS GROUP, INC.
   4.76%, 07/18/05, 04/13/06                         3,000                 3,000
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 02/03/06, 10/30/06                         5,000                 5,000

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $232,610 or 33.7% of net assets.

(b)   Illiquid and/or restricted security.

(c)   Credit-enhanced security.

(d)   Asset-backed security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB U.S. TREASURY MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)         ($ X 1,000)
--------------------------------------------------------------------------------
 99.5%  U.S. GOVERNMENT                            3,343,584           3,343,584
        SECURITIES
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                          3,343,584           3,343,584

  0.5%  OTHER ASSETS AND
        LIABILITIES                                                       15,473
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     3,359,057

ISSUER                                           FACE AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)         ($ X 1,000)
U.S. GOVERNMENT SECURITIES 99.5% of net assets

TREASURY BILLS 77.0%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   3.93%, 04/06/06                                    24,270              24,262
   4.03%, 04/06/06                                    30,000              29,990
   4.11%, 04/06/06                                    50,000              49,983
   4.38%, 04/06/06                                    50,000              49,982
   4.40%, 04/06/06                                    50,000              49,982
   4.40%, 04/06/06                                    50,000              49,982
   3.99%, 04/13/06                                    15,000              14,984
   4.04%, 04/13/06                                    18,000              17,980
   4.23%, 04/13/06                                    50,000              49,942
   4.41%, 04/13/06                                    45,000              44,945
   4.42%, 04/13/06                                    80,000              79,902
   4.42%, 04/13/06                                    75,000              74,908
   4.54%, 04/20/06                                    25,000              24,947
   4.55%, 04/20/06                                    25,000              24,947
   4.59%, 04/20/06                                    40,000              39,914
   4.59%, 04/20/06                                    50,000              49,892
   4.62%, 04/20/06                                    50,000              49,891
   4.36%, 04/27/06                                    17,195              17,146
   4.60%, 04/27/06                                    50,000              49,847
   4.61%, 04/27/06                                    75,000              74,770
   4.62%, 04/27/06                                    85,000              84,739
   4.41%, 05/04/06                                    40,000              39,850
   4.57%, 05/11/06                                    30,660              30,513
   4.48%, 05/18/06                                    80,000              79,558
   4.49%, 05/18/06                                   150,000             149,168
   4.50%, 05/25/06                                   105,000             104,325
   4.50%, 05/25/06                                    50,000              49,678
   4.53%, 05/25/06                                    41,685              41,415
   4.25%, 06/01/06                                    35,000              34,761
   4.55%, 06/01/06                                    40,000              39,705
   4.56%, 06/01/06                                   150,000             148,891
   4.29%, 06/08/06                                    50,000              49,615
   4.56%, 06/08/06                                    50,000              49,587
   4.56%, 06/08/06                                   150,000             148,760
   4.23%, 06/15/06                                   150,000             148,741
   4.27%, 06/15/06                                    50,000              49,576
   4.52%, 06/15/06                                    50,000              49,549
   4.28%, 06/22/06                                    40,000              39,628
   4.29%, 06/22/06                                    30,000              29,720
   4.52%, 06/22/06                                     7,495               7,421
   4.56%, 06/22/06                                     9,915               9,816
   4.60%, 06/22/06                                    25,000              24,747
   4.35%, 07/06/06                                    50,000              49,444
   4.50%, 07/20/06                                    21,590              21,305
   4.45%, 07/27/06                                    20,000              19,722
   4.50%, 07/27/06                                    35,000              34,508
   4.51%, 07/27/06                                    25,000              24,648
   4.59%, 07/27/06                                    15,650              15,425
   4.60%, 08/10/06                                    16,675              16,406
   4.59%, 08/10/06                                    30,000              29,518
   4.71%, 09/14/06                                    14,000              13,706
   4.75%, 09/14/06                                    40,000              39,154
   4.72%, 09/21/06                                    40,000              39,123
   4.75%, 09/28/06                                     6,090               5,950
                                                                     -----------
                                                                       2,586,868

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                           FACE AMOUNT            VALUE
RATE, MATURITY DATE                              ($ X 1,000)         ($ X 1,000)
TREASURY NOTES 22.5%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   2.25%, 04/30/06                                   205,000             204,685
   2.00%, 05/15/06                                   227,835             227,204
   4.63%, 05/15/06                                    50,000              49,997
   2.75%, 06/30/06                                   126,440             125,869
   7.00%, 07/15/06                                   108,640             109,305
   2.38%, 08/15/06                                    40,000              39,656
                                                                     -----------
                                                                         756,716

END OF INVESTMENTS.

At 03/31/06, the tax basis cost of the fund's investments was $3,343,584.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Charles Schwab Family of Funds
              ----------------------------------

By: /s/ Evelyn Dilsaver
    ---------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date: May 22, 2006
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    ---------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date:  May 22, 2006
       ------------

By: /s/ George Pereira
    -------------------------------
        George Pereira
        Principal Financial Officer

Date:  May 22, 2006
       ------------